                                                     REGISTRATION NO. 333-17669

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 23
                                      TO
                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                             (EXACT NAME OF TRUST)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                                                    MARK PEARSON,
                                               CHIEF EXECUTIVE OFFICER
     1290 AVENUE OF THE AMERICAS         AXA EQUITABLE LIFE INSURANCE COMPANY
       NEW YORK, NEW YORK 10104              1290 AVENUE OF THE AMERICAS
  (ADDRESS OF DEPOSITOR'S PRINCIPAL            NEW YORK, NEW YORK 10104
          EXECUTIVE OFFICES)            (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

           DODIE KENT, ESQ.                        WITH A COPY TO:
          VICE PRESIDENT AND
       ASSOCIATE GENERAL COUNSEL             CHRISTOPHER E. PALMER, ESQ.
 AXA EQUITABLE LIFE INSURANCE COMPANY            GOODWIN PROCTER LLP
      1290 AVENUE OF THE AMERICAS             901 NEW YORK AVENUE, N.W.
       NEW YORK, NEW YORK 10104                WASHINGTON, D.C. 20001

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2013 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

This Post Effective Amendment No. 23 ("PEA") to the Form S-6 Registration Statement No. 333-17669 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Incentive Life(R) prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete or any other part of the Registration Statement except as specifically noted herein.

NB

                                                                         x02964

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2013



..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY




--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policy's and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and certain All Asset Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and certain All Asset Portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and certain All Asset Portfolios than certain other portfolios available to you under your policy. Please see "Managing your allocations" for more information about your role in managing your allocations.

             Copyright 2013 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                                        #417137

As described in more detail in the underlying Portfolio prospectuses, AXA Tactical Manager Portfolios, the AXA Allocation Portfolios, certain All Asset Portfolios, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.


The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

PORTFOLIOS OF THE TRUSTS


------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                              SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital          .   AXA Equitable Funds
  ALLOCATION/(1)/                 appreciation.                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current    .   AXA Equitable Funds
  ALLOCATION/(1)/                 income.                                         Management Group, LLC
------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and         .   AXA Equitable Funds
  CONSERVATIVE-PLUS               growth of capital, with a greater               Management Group, LLC
  ALLOCATION/(1)/                 emphasis on current income.
------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital          .   AXA Equitable Funds
  ALLOCATION/(1)/                 appreciation and current income.                Management Group, LLC
------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital          .   AXA Equitable Funds
  ALLOCATION/(1)/                 appreciation and current income, with a         Management Group, LLC
                                  greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   ClearBridge Investments,
                                                                                  LLC
                                                                              .   GCIC US Ltd.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   T. Rowe Price Associates,
                                                                                  Inc.
                                                                              .   Westfield Capital
                                                                                  Management Company, L.P.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        B        Seeks to achieve a balance of high current  .   BlackRock Financial
  BOND                            income and capital appreciation,                Management, Inc.
                                  consistent with a prudent level of risk.    .   Pacific Investment
                                                                                  Management Company LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER             B        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  INTERNATIONAL                   capital with an emphasis on risk-adjusted       Management Group, LLC
  EQUITY                          returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   EARNEST Partners, LLC
                                                                              .   J.P. Morgan Investment
                                                                                  Management Inc.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                              SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP CORE EQUITY                 capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   Janus Capital Management,
                                                                                  LLC
                                                                              .   Thornburg Investment
                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP VALUE                       capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   Institutional Capital LLC
                                                                              .   MFS Investment Management
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         B        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  CAP GROWTH                      capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin Advisers, Inc.
                                                                              .   Wellington Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         B        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP VALUE                       capital with an emphasis on risk-adjusted       Management Group, LLC
                                  returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   Diamond Hill Capital
                                                                                  Management, Inc.
                                                                              .   Knightsbridge Asset
                                                                                  Management, LLC
                                                                              .   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve high total return through  .   Pacific Investment
  MULTI-SECTOR BOND               a combination of current income and             Management Company LLC
                                  capital appreciation.                       .   Post Advisory Group, LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL       B        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP GROWTH                      capital with an emphasis on risk-adjusted       Management Group, LLC
                                  returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   Lord, Abbett & Co. LLC
                                                                              .   Morgan Stanley Investment
                                                                                  Management Inc.
                                                                              .   NorthPointe Capital, LLC
------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL       B        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP VALUE                       capital with an emphasis on risk-adjusted       Management Group, LLC
                                  returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   Franklin Advisory
                                                                                  Services, LLC
                                                                              .   Pacific Global Investment
                                                                                  Management Company
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                        INVESTMENT MANAGER (OR
 TRUST PORTFOLIO                                                        SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                             AS APPLICABLE)
------------------------------------------------------------------------------------------------------
MULTIMANAGER             B        Seeks to achieve long-term growth of  .   Allianz Global Investors
  TECHNOLOGY                      capital.                                  US LLC
                                                                        .   AXA Equitable Funds
                                                                            Management Group, LLC
                                                                        .   SSgA Funds Management,
                                                                            Inc.
                                                                        .   Wellington Management
                                                                            Company, LLP


------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-
 TRUST PORTFOLIO                                                              ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and    .   AXA Equitable Funds
  MODERATE GROWTH -               current income.                                 Management Group, LLC
  ALT 15/(2)(3)/
------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and    .   AXA Equitable Funds
  ALT 20/(2)/                     current income.                                 Management Group, LLC
------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and    .   AXA Equitable Funds
  AGGRESSIVE - ALT                current income.                                 Management Group, LLC
  25/(2)(3)/
------------------------------------------------------------------------------------------------------------
AXA TACTICAL             IB       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  MANAGER 400                     capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   BlackRock Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------
AXA TACTICAL             IB       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  MANAGER 500                     capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   BlackRock Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------
AXA TACTICAL             IB       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  MANAGER 2000                    capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   BlackRock Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------
AXA TACTICAL             IB       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  MANAGER                         capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
  INTERNATIONAL                   returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   BlackRock Investment
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN     IA       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
   SMALL CAP GROWTH               capital.
------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   .   BlackRock Investment
  VALUE EQUITY                    secondarily, income.                            Management, LLC
------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS       IA       Seeks a combination of growth and           .   Boston Advisors, LLC
  EQUITY INCOME                   income to achieve an above-average and
                                  consistent total return.
------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY      IB       Seeks to achieve long-term capital          .   Calvert Investment
  RESPONSIBLE                     appreciation.                                   Management Inc.
------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        .   Capital Guardian Trust
  RESEARCH                        capital.                                        Company
------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT MANAGER (OR SUB-
 TRUST PORTFOLIO                                                               ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before       .   AXA Equitable Funds
                                  expenses that approximates the total             Management Group, LLC
                                  return performance of the Barclays           .   SSgA Funds Management,
                                  Intermediate U.S. Government/Credit              Inc.
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government/Credit Index.
-------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before       .   AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the S&P 500 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the S&P
                                  500 Index.
-------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH         IB       Seeks to achieve long-term growth of         .   AXA Equitable Funds
  PLUS                            capital with an emphasis on risk-adjusted        Management Group, LLC
                                  returns and managing volatility in the       .   BlackRock Capital
                                  Portfolio.                                       Management, Inc.
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.       .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                 Inc.
-------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.      .   GAMCO Asset Management,
  COMPANY VALUE                                                                    Inc.
-------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and          .   AXA Equitable Funds
                                  current income.                                  Management Group, LLC
                                                                               .   BlackRock Investment
                                                                                   Management, LLC
                                                                               .   First International
                                                                                   Advisors, LLC
                                                                               .   Wells Capital Management,
                                                                                   Inc.
-------------------------------------------------------------------------------------------------------------
EQ/GLOBAL                IB       Seeks to achieve long-term capital           .   AXA Equitable Funds
  MULTI-SECTOR                    appreciation with an emphasis on risk-           Management Group, LLC
  EQUITY                          adjusted returns and managing volatility     .   BlackRock Investment
                                  in the Portfolio.                                Management, LLC
                                                                               .   Morgan Stanley Investment
                                                                                   Management Inc.
-------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       .   AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return      Management Group, LLC
                                  performance of the Barclays Intermediate     .   SSgA Funds Management,
                                  U.S. Government Bond Index, including            Inc.
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the Barclays
                                  Intermediate U.S. Government Bond Index.
-------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to achieve long-term growth of         .   AXA Equitable Funds
  CORE PLUS                       capital with an emphasis on risk-adjusted        Management Group, LLC
                                  returns and managing volatility in the       .   BlackRock Investment
                                  Portfolio.                                       Management, LLC
                                                                               .   Hirayama Investments, LLC
                                                                               .   WHV Investment Management
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-
 TRUST PORTFOLIO                                                              ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before     .   AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ EURO STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to provide current income and long-   .   AXA Equitable Funds
  VALUE PLUS                      term growth of income, accompanied by           Management Group, LLC
                                  growth of capital with an emphasis on       .   BlackRock Investment
                                  risk-adjusted returns and managing              Management, LLC
                                  volatility in the Portfolio.                .   Northern Cross, LLC
------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital          .   J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                   Management Inc.
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE        IB       Seeks to achieve long-term growth of        .   AXA Equitable Funds
  PLUS                            capital with an emphasis on risk-adjusted       Management Group, LLC
                                  returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   Institutional Capital LLC
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to provide long-term capital growth   .   AXA Equitable Funds
  PLUS                            with an emphasis on risk-adjusted returns       Management Group, LLC
                                  and managing volatility in the Portfolio.   .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before      .   SSgA Funds Management,
  INDEX                           expenses that approximates the total            Inc.
                                  return performance of the Russell 1000
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000 Value Index.
------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve long-term growth of        .   AllianceBernstein L.P.
  PLUS                            capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
                                  returns and managing volatility in the          Management Group, LLC
                                  Portfolio.
------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT           IA       Seeks to achieve capital appreciation and   .   Lord, Abbett & Co. LLC
  LARGE CAP CORE                  growth of income with reasonable risk.
------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.      .   Massachusetts Financial
  INTERNATIONAL                                                                   Services Company d/b/a
  GROWTH                                                                          MFS Investment Management
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-
 TRUST PORTFOLIO                                                              ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before      .   SSgA Funds Management,
                                  expenses that approximates the total            Inc.
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE         IA       Seeks to achieve long-term capital          .   AXA Equitable Funds
  PLUS                            appreciation with an emphasis on risk           Management Group, LLC
                                  adjusted returns and managing volatility    .   BlackRock Investment
                                  in the Portfolio.                               Management, LLC
                                                                              .   Wellington Management
                                                                                  Company, LLP
------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET          IA       Seeks to obtain a high level of current     .   The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
------------------------------------------------------------------------------------------------------------
EQ/MONTAG &              IA       Seeks to achieve capital appreciation.      .   Montag & Caldwell, LLC
  CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.            .   Morgan Stanley Investment
  MID CAP GROWTH                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of     .   Pacific Investment
  SHORT BOND                      traditional money market products while         Management Company, LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income        .   AllianceBernstein L.P.
                                  consistent with moderate risk to capital.
------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000 Index.
------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital          .   T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.           Inc.
------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through       .   UBS Global Asset
  INCOME                          capital appreciation with income as a           Management (Americas) Inc.
                                  secondary consideration.
------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN            IA       Seeks to achieve capital growth and         .   Invesco Advisers, Inc.
  COMSTOCK                        income.
------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IB       Seeks to achieve long-term capital          .   Wells Capital Management,
  OMEGA GROWTH                    growth.                                         Inc.

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP   The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND  secondary objective.                                      Investment Management,
                                                                                Inc.
----------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS                                                             INVESTMENT MANAGER
 INSURANCE SERIES(R)                                                         (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                             AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS        To provide long-term growth of capital.               .   Capital Research and
  INSURANCE                                                                     Management Company
  SERIES(R) GLOBAL
  SMALL
  CAPITALIZATION
  FUND/SM(3)/
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS        To provide long-term capital appreciation.            .   Capital Research and
  INSURANCE                                                                     Management Company
  SERIES(R) NEW
  WORLD FUND(R)/(3)/
----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2                                                                          INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS          capital as an important consideration.                           Services, LLC
  SECURITIES FUND
----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                                .   Franklin Advisory
  VALUE SECURITIES                                                                    Services, LLC
  FUND
----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
----------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                      LLC
----------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                          Management Ltd.
  MARKETS
  SECURITIES FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND SECURITIES    capital. Capital appreciation is a secondary consideration.
  FUND
----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                              .   Templeton Global Advisors
  SECURITIES FUND                                                                     Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME/(3)/        high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY/(3)/                                                                  (WRIMCO)
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.  .   Waddell & Reed Investment
  CAP GROWTH                                                    Management Company
                                                                (WRIMCO)
------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation   .   Pacific Investment
  RETURN PORTFOLIO       of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL          Seeks maximum total return, consistent with preservation  .   Pacific Investment
  RETURN PORTFOLIO       of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as  .   T. Rowe Price Associates,
  EQUITY INCOME       long-term growth of capital through investments in the       Inc.
  PORTFOLIO - II      common stocks of established companies.

-------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   "hard asset" securities. Income is a secondary consideration.       Corporation
-------------------------------------------------------------------------------------------------------------------

(1)The "AXA Allocation Portfolios."
(2)Also referred to as an "All Asset" variable investment option in this prospectus.
(3)This new variable investment option will be available on or about May 20, 2013, subject to regulatory approval.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.


----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from               Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/  0.63%  35.18%
----------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.60%
----------------------------------------------------------------------------------------------------------------------

AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., (the "parent") a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center

  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333

  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa-equitable.com
--------------------------------------------------------------------------------
 BY FAX:

  1-704-540-9714
--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa-equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);


(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.


OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;


(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2013, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2013), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2013, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(7) TAX INFORMATION.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable. In the case of a survivorship life policy on two insureds, if the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the surviving insured person, and the owner dies before the surviving insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.250 million in 2013). A portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2013, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

OUR TAXES. The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.


(8) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(9) MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(10) FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(11) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012..............  A-3
   Statements of Operations for the Year Ended December 31, 2012........ A-35
   Statements of Changes in Net Assets for the Years Ended December 31,
     2012 and 2011...................................................... A-54
   Notes to Financial Statements........................................ A-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

                                  A-1  #413661

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                   AMERICAN CENTURY
                                                      ALL ASSET       VP MID CAP    AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    GROWTH-ALT 20*    VALUE FUND     ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    -------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $10,924,386     $13,515,366     $120,768,819   $9,132,163    $39,025,813
Receivable for The Trusts shares sold..............       19,831         216,125               --           --         95,938
Receivable for policy-related transactions.........           --              --          223,100        4,346             --
                                                     -----------     -----------     ------------   ----------    -----------
   Total assets....................................   10,944,217      13,731,491      120,991,919    9,136,509     39,121,751
                                                     -----------     -----------     ------------   ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --              --          223,100        4,346             --
Payable for policy-related transactions............       19,742         214,835               --           --         95,938
                                                     -----------     -----------     ------------   ----------    -----------
   Total liabilities...............................       19,742         214,835          223,100        4,346         95,938
                                                     -----------     -----------     ------------   ----------    -----------
NET ASSETS.........................................  $10,924,475     $13,516,656     $120,768,819   $9,132,163    $39,025,813
                                                     ===========     ===========     ============   ==========    ===========

NET ASSETS:
Accumulation Unit Value............................   10,924,475      13,516,656      120,695,310    9,132,163     39,023,330
Retained by AXA Equitable in Separate Account FP...           --              --           73,509           --          2,483
                                                     -----------     -----------     ------------   ----------    -----------
TOTAL NET ASSETS...................................  $10,924,475     $13,516,656     $120,768,819   $9,132,163    $39,025,813
                                                     ===========     ===========     ============   ==========    ===========

Investments in shares of The Trusts, at cost.......  $10,869,235     $12,976,407     $114,991,905   $8,877,744    $39,351,682
The Trusts shares held
   Class A.........................................           --              --        5,849,721           --      2,983,544
   Class B.........................................      591,678              --        6,296,893      727,113      1,080,085
   Class II........................................           --         926,344               --           --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,304,517
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........           258
                                                       ----------
   Total assets....................................     3,304,775
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............           258
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................           258
                                                       ----------
NET ASSETS.........................................    $3,304,517
                                                       ==========

NET ASSETS:
Accumulation Unit Value............................     3,304,517
Retained by AXA Equitable in Separate Account FP...            --
                                                       ----------
TOTAL NET ASSETS...................................    $3,304,517
                                                       ==========

Investments in shares of The Trusts, at cost.......    $3,246,290
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       270,146
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                           AXA          AXA
                                                    AXA CONSERVATIVE AXA CONSERVATIVE-   GROWTH      MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*   STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,129,290       $34,310,547    $12,964,769 $1,027,732,506
Receivable for The Trusts shares sold..............       501,126             3,040             --        320,893
Receivable for policy-related transactions.........            --                --         58,779             --
                                                       ----------       -----------    ----------- --------------
   Total assets....................................     1,630,416        34,313,587     13,023,548  1,028,053,399
                                                       ----------       -----------    ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --                --         58,779             --
Payable for policy-related transactions............       501,126             3,040             --        705,422
                                                       ----------       -----------    ----------- --------------
   Total liabilities...............................       501,126             3,040         58,779        705,422
                                                       ----------       -----------    ----------- --------------
NET ASSETS.........................................    $1,129,290       $34,310,547    $12,964,769 $1,027,347,977
                                                       ==========       ===========    =========== ==============

NET ASSETS:
Accumulation Unit Value............................     1,129,290        34,307,654     12,964,769  1,024,358,364
Accumulation non unitized..........................            --                --             --      2,815,189
Retained by AXA Equitable in Separate Account FP...            --             2,893             --        174,424
                                                       ----------       -----------    ----------- --------------
TOTAL NET ASSETS...................................    $1,129,290       $34,310,547    $12,964,769 $1,027,347,977
                                                       ==========       ===========    =========== ==============

Investments in shares of The Trusts, at cost.......    $1,128,074       $33,845,547    $12,409,337 $1,051,592,981
The Trusts shares held
   Class A.........................................            --         2,108,203             --     65,416,887
   Class B.........................................        99,115         1,451,880        966,450     11,075,200

                                                      AXA MODERATE   AXA MODERATE-PLUS
                                                    GROWTH STRATEGY*    ALLOCATION*
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $34,044,667      $378,232,718
Receivable for The Trusts shares sold..............            --           310,667
Receivable for policy-related transactions.........       964,919                --
                                                      -----------      ------------
   Total assets....................................    35,009,586       378,543,385
                                                      -----------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............       964,919                --
Payable for policy-related transactions............            --           310,667
                                                      -----------      ------------
   Total liabilities...............................       964,919           310,667
                                                      -----------      ------------
NET ASSETS.........................................   $34,044,667      $378,232,718
                                                      ===========      ============

NET ASSETS:
Accumulation Unit Value............................    34,044,667       378,211,781
Accumulation non unitized..........................            --                --
Retained by AXA Equitable in Separate Account FP...            --            20,937
                                                      -----------      ------------
TOTAL NET ASSETS...................................   $34,044,667      $378,232,718
                                                      ===========      ============

Investments in shares of The Trusts, at cost.......   $32,607,518      $385,249,984
The Trusts shares held
   Class A.........................................            --        18,783,369
   Class B.........................................     2,567,967        18,033,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                             AXA TACTICAL
                                                    AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER       BLACKROCK GLOBAL
                                                    MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL* ALLOCATION V.I. FUND
                                                    ------------ ------------ ------------- -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $1,749,251   $1,833,003   $1,303,098     $1,835,937        $6,025,585
Receivable for The Trusts shares sold..............          --           --           --             --           217,392
Receivable for policy-related transactions.........         613          379          231             52                --
                                                     ----------   ----------   ----------     ----------        ----------
   Total assets....................................   1,749,864    1,833,382    1,303,329      1,835,989         6,242,977
                                                     ----------   ----------   ----------     ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............         593          364          216             31                --
Payable for policy-related transactions............          --           --           --             --           217,392
                                                     ----------   ----------   ----------     ----------        ----------
   Total liabilities...............................         593          364          216             31           217,392
                                                     ----------   ----------   ----------     ----------        ----------
NET ASSETS.........................................  $1,749,271   $1,833,018   $1,303,113     $1,835,958        $6,025,585
                                                     ==========   ==========   ==========     ==========        ==========

NET ASSETS:
Accumulation Unit Value............................   1,749,271    1,833,018    1,303,113      1,835,958         6,024,554
Retained by AXA Equitable in Separate Account FP...          --           --           --             --             1,031
                                                     ----------   ----------   ----------     ----------        ----------
TOTAL NET ASSETS...................................  $1,749,271   $1,833,018   $1,303,113     $1,835,958        $6,025,585
                                                     ==========   ==========   ==========     ==========        ==========

Investments in shares of The Trusts, at cost.......  $1,652,393   $1,723,866   $1,241,789     $1,729,097        $5,932,254
The Trusts shares held
   Class A.........................................          --           --           --             --                --
   Class B.........................................     110,523      125,866       86,251        151,944                --
   Class III.......................................          --           --           --             --           420,194

                                                    EQ/ALLIANCEBERNSTEIN
                                                     SMALL CAP GROWTH*
                                                    --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $176,715,195
Receivable for The Trusts shares sold..............          485,133
Receivable for policy-related transactions.........               --
                                                        ------------
   Total assets....................................      177,200,328
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased............               --
Payable for policy-related transactions............          485,135
                                                        ------------
   Total liabilities...............................          485,135
                                                        ------------
NET ASSETS.........................................     $176,715,193
                                                        ============

NET ASSETS:
Accumulation Unit Value............................      176,652,143
Retained by AXA Equitable in Separate Account FP...           63,050
                                                        ------------
TOTAL NET ASSETS...................................     $176,715,193
                                                        ============

Investments in shares of The Trusts, at cost.......     $150,876,777
The Trusts shares held
   Class A.........................................        7,221,199
   Class B.........................................        3,285,298
   Class III.......................................               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                           EQ/CALVERT  EQ/CAPITAL
                                                    EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN     EQ/COMMON
                                                      VALUE EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*    STOCK INDEX*
                                                    ------------------ ------------------ ------------ ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $162,211,701       $16,503,634      $1,012,209  $88,564,702 $1,324,574,356
Receivable for The Trusts shares sold..............         513,621           107,873              --       51,986             --
Receivable for policy-related transactions.........              --                --             134           --      1,085,030
                                                       ------------       -----------      ----------  ----------- --------------
   Total assets....................................     162,725,322        16,611,507       1,012,343   88,616,688  1,325,659,386
                                                       ------------       -----------      ----------  ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............              --                --             134           --      1,969,214
Payable for policy-related transactions............         513,621           107,873              --       51,987             --
                                                       ------------       -----------      ----------  ----------- --------------
   Total liabilities...............................         513,621           107,873             134       51,987      1,969,214
                                                       ------------       -----------      ----------  ----------- --------------
NET ASSETS.........................................    $162,211,701       $16,503,634      $1,012,209  $88,564,701 $1,323,690,172
                                                       ============       ===========      ==========  =========== ==============

NET ASSETS:
Accumulation Unit Value............................     162,163,743        16,503,186         927,630   88,478,518  1,319,754,512
Accumulation non unitized..........................              --                --              --           --      3,448,338
Retained by AXA Equitable in Separate Account FP...          47,958               448          84,579       86,183        487,322
                                                       ------------       -----------      ----------  ----------- --------------
TOTAL NET ASSETS...................................    $162,211,701       $16,503,634      $1,012,209  $88,564,701 $1,323,690,172
                                                       ============       ===========      ==========  =========== ==============

Investments in shares of The Trusts, at cost.......    $152,463,574       $14,351,890      $  887,259  $78,609,241 $1,361,767,185
The Trusts shares held
   Class A.........................................       2,010,670           938,881          22,087      811,857     64,986,840
   Class B.........................................       9,074,475         1,872,130          99,487    5,255,959      8,100,002

                                                      EQ/CORE
                                                    BOND INDEX*
                                                    -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $55,012,989
Receivable for The Trusts shares sold..............          --
Receivable for policy-related transactions.........     584,165
                                                    -----------
   Total assets....................................  55,597,154
                                                    -----------

LIABILITIES:
Payable for The Trusts shares purchased............     584,165
Payable for policy-related transactions............          --
                                                    -----------
   Total liabilities...............................     584,165
                                                    -----------
NET ASSETS......................................... $55,012,989
                                                    ===========

NET ASSETS:
Accumulation Unit Value............................  54,995,829
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...      17,160
                                                    -----------
TOTAL NET ASSETS................................... $55,012,989
                                                    ===========

Investments in shares of The Trusts, at cost....... $54,558,159
The Trusts shares held
   Class A.........................................   3,444,899
   Class B.........................................   1,972,865

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                     EQ/EQUITY    EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL
                                                     500 INDEX*  GROWTH PLUS* AND ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                    ------------ ------------ ----------------- -------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $555,814,853 $94,292,770     $12,014,647     $104,853,438  $23,177,876
Receivable for The Trusts shares sold..............    1,050,241     201,414           5,421               --       43,109
Receivable for policy-related transactions.........           --          --              --           94,430           --
                                                    ------------ -----------     -----------     ------------  -----------
   Total assets....................................  556,865,094  94,494,184      12,020,068      104,947,868   23,220,985
                                                    ------------ -----------     -----------     ------------  -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --          --              --           94,430           --
Payable for policy-related transactions............    1,032,229     201,414           5,421               --       43,109
                                                    ------------ -----------     -----------     ------------  -----------
   Total liabilities...............................    1,032,229     201,414           5,421           94,430       43,109
                                                    ------------ -----------     -----------     ------------  -----------
NET ASSETS......................................... $555,832,865 $94,292,770     $12,014,647     $104,853,438  $23,177,876
                                                    ============ ===========     ===========     ============  ===========

NET ASSETS:
Accumulation Unit Value............................  555,346,750  94,236,870      12,014,062      104,852,516   23,176,978
Accumulation non unitized..........................      344,975          --              --               --           --
Retained by AXA Equitable in Separate Account FP...      141,140      55,900             585              922          898
                                                    ------------ -----------     -----------     ------------  -----------
TOTAL NET ASSETS................................... $555,832,865 $94,292,770     $12,014,647     $104,853,438  $23,177,876
                                                    ============ ===========     ===========     ============  ===========

Investments in shares of The Trusts, at cost....... $498,258,199 $87,529,570     $11,784,850     $ 85,948,317  $23,460,240
The Trusts shares held
   Class A.........................................   17,709,604   1,796,132          44,681           41,258    1,456,044
   Class B.........................................    4,700,780   4,136,817         916,003        2,438,925      893,246

                                                    EQ/GLOBAL MULTI-
                                                     SECTOR EQUITY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $152,671,755
Receivable for The Trusts shares sold..............        245,175
Receivable for policy-related transactions.........             --
                                                      ------------
   Total assets....................................    152,916,930
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --
Payable for policy-related transactions............        245,175
                                                      ------------
   Total liabilities...............................        245,175
                                                      ------------
NET ASSETS.........................................   $152,671,755
                                                      ============

NET ASSETS:
Accumulation Unit Value............................    152,590,519
Accumulation non unitized..........................             --
Retained by AXA Equitable in Separate Account FP...         81,236
                                                      ------------
TOTAL NET ASSETS...................................   $152,671,755
                                                      ============

Investments in shares of The Trusts, at cost.......   $153,230,674
The Trusts shares held
   Class A.........................................      2,441,855
   Class B.........................................      9,906,564

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                    GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $95,313,753      $30,022,061      $317,740,764     $90,700,197
Receivable for The Trusts shares sold..............       236,901               --                --         349,628
Receivable for policy-related transactions.........            --            1,921                --              --
                                                      -----------      -----------      ------------     -----------
   Total assets....................................    95,550,654       30,023,982       317,740,764      91,049,825
                                                      -----------      -----------      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --            1,921            67,209              --
Payable for policy-related transactions............       391,357               --             9,319         349,630
                                                      -----------      -----------      ------------     -----------
   Total liabilities...............................       391,357            1,921            76,528         349,630
                                                      -----------      -----------      ------------     -----------
NET ASSETS.........................................   $95,159,297      $30,022,061      $317,664,236     $90,700,195
                                                      ===========      ===========      ============     ===========

NET ASSETS:
Accumulation Unit Value............................    94,896,749       29,985,727       317,106,344      90,623,446
Accumulation non unitized..........................       180,265               --           347,265              --
Retained by AXA Equitable in Separate Account FP...        82,283           36,334           210,627          76,749
                                                      -----------      -----------      ------------     -----------
TOTAL NET ASSETS...................................   $95,159,297      $30,022,061      $317,664,236     $90,700,195
                                                      ===========      ===========      ============     ===========

Investments in shares of The Trusts, at cost.......   $91,795,463      $29,627,453      $375,766,472     $97,931,698
The Trusts shares held
   Class A.........................................     7,059,000          684,131        32,737,597       1,686,317
   Class B.........................................     2,121,346        2,705,358         5,913,046       6,517,429

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP
                                                     OPPORTUNITIES*    CORE PLUS*
                                                    ----------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $22,363,647    $11,305,803
Receivable for The Trusts shares sold..............        127,688             --
Receivable for policy-related transactions.........             --        154,459
                                                       -----------    -----------
   Total assets....................................     22,491,335     11,460,262
                                                       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --        154,459
Payable for policy-related transactions............        127,689             --
                                                       -----------    -----------
   Total liabilities...............................        127,689        154,459
                                                       -----------    -----------
NET ASSETS.........................................    $22,363,646    $11,305,803
                                                       ===========    ===========

NET ASSETS:
Accumulation Unit Value............................     22,298,614     11,250,741
Accumulation non unitized..........................             --             --
Retained by AXA Equitable in Separate Account FP...         65,032         55,062
                                                       -----------    -----------
TOTAL NET ASSETS...................................    $22,363,646    $11,305,803
                                                       ===========    ===========

Investments in shares of The Trusts, at cost.......    $22,167,803    $11,874,612
The Trusts shares held
   Class A.........................................        118,999        130,799
   Class B.........................................      2,001,746      1,502,084

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012



                                                    EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT
                                                    GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*
                                                    ------------- ------------ ------------ ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $106,301,580  $119,243,561 $11,192,790  $320,702,761   $10,627,158
Receivable for The Trusts shares sold..............      297,376       601,534       3,748       113,952        21,475
Receivable for policy-related transactions.........           --            --          --            --            --
                                                    ------------  ------------ -----------  ------------   -----------
   Total assets....................................  106,598,956   119,845,095  11,196,538   320,816,713    10,648,633
                                                    ------------  ------------ -----------  ------------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --          --            --            --
Payable for policy-related transactions............      297,376       619,573       3,769        76,365        21,475
                                                    ------------  ------------ -----------  ------------   -----------
   Total liabilities...............................      297,376       619,573       3,769        76,365        21,475
                                                    ------------  ------------ -----------  ------------   -----------
NET ASSETS......................................... $106,301,580  $119,225,522 $11,192,769  $320,740,348   $10,627,158
                                                    ============  ============ ===========  ============   ===========

NET ASSETS:
Accumulation Unit Value............................  106,261,183   119,156,878  11,183,121   320,431,515    10,627,084
Accumulation non unitized..........................           --            --          --        90,461            --
Retained by AXA Equitable in Separate Account FP...       40,397        68,644       9,648       218,372            74
                                                    ------------  ------------ -----------  ------------   -----------
TOTAL NET ASSETS................................... $106,301,580  $119,225,522 $11,192,769  $320,740,348   $10,627,158
                                                    ============  ============ ===========  ============   ===========

Investments in shares of The Trusts, at cost....... $ 80,642,059  $ 91,115,762 $ 9,833,286  $386,823,204   $ 9,652,927
The Trusts shares held
   Class A.........................................    1,157,536       388,011   1,090,516    20,364,013       530,841
   Class B.........................................    9,630,398     6,209,800     805,399     9,094,141       318,041

                                                       EQ/MFS
                                                    INTERNATIONAL
                                                       GROWTH*
                                                    -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $33,108,643
Receivable for The Trusts shares sold..............       59,596
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   33,168,239
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............       59,596
                                                     -----------
   Total liabilities...............................       59,596
                                                     -----------
NET ASSETS.........................................  $33,108,643
                                                     ===========

NET ASSETS:
Accumulation Unit Value............................   33,108,510
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...          133
                                                     -----------
TOTAL NET ASSETS...................................  $33,108,643
                                                     ===========

Investments in shares of The Trusts, at cost.......  $28,975,562
The Trusts shares held
   Class A.........................................           --
   Class B.........................................    4,995,484

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                      EQ/MID CAP                      EQ/MONTAG &
                                                    EQ/MID CAP INDEX* VALUE PLUS*  EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ----------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $87,281,136    $183,820,989   $220,123,755     $25,363,574
Receivable for The Trusts shares sold..............        147,101         117,530             --         290,524
Receivable for policy-related transactions.........             --              --             --              --
                                                       -----------    ------------   ------------     -----------
   Total assets....................................     87,428,237     183,938,519    220,123,755      25,654,098
                                                       -----------    ------------   ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --      4,908,534              --
Payable for policy-related transactions............        147,101         117,530        754,747         290,524
                                                       -----------    ------------   ------------     -----------
   Total liabilities...............................        147,101         117,530      5,663,281         290,524
                                                       -----------    ------------   ------------     -----------
NET ASSETS.........................................    $87,281,136    $183,820,989   $214,460,474     $25,363,574
                                                       ===========    ============   ============     ===========

NET ASSETS:
Accumulation Unit Value............................     87,202,913     183,711,810    213,751,421      25,363,012
Accumulation non unitized..........................             --              --        617,830              --
Retained by AXA Equitable in Separate Account FP...         78,223         109,179         91,223             562
                                                       -----------    ------------   ------------     -----------
TOTAL NET ASSETS...................................    $87,281,136    $183,820,989   $214,460,474     $25,363,574
                                                       ===========    ============   ============     ===========

Investments in shares of The Trusts, at cost.......    $80,727,426    $153,974,356   $220,127,820     $21,633,666
The Trusts shares held
   Class A.........................................      2,462,036      16,519,240    151,632,584       2,001,873
   Class B.........................................      6,852,302         901,064     68,413,100       1,629,862

                                                    EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*   SHORT BOND*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $48,229,666     $43,331,521
Receivable for The Trusts shares sold..............         33,675         333,434
Receivable for policy-related transactions.........             --              --
                                                       -----------     -----------
   Total assets....................................     48,263,341      43,664,955
                                                       -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --
Payable for policy-related transactions............         33,675         333,434
                                                       -----------     -----------
   Total liabilities...............................         33,675         333,434
                                                       -----------     -----------
NET ASSETS.........................................    $48,229,666     $43,331,521
                                                       ===========     ===========

NET ASSETS:
Accumulation Unit Value............................     48,229,342      43,329,586
Accumulation non unitized..........................             --              --
Retained by AXA Equitable in Separate Account FP...            324           1,935
                                                       -----------     -----------
TOTAL NET ASSETS...................................    $48,229,666     $43,331,521
                                                       ===========     ===========

Investments in shares of The Trusts, at cost.......    $48,456,191     $43,378,080
The Trusts shares held
   Class A.........................................      1,954,084       2,471,813
   Class B.........................................      1,140,698       1,873,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE EQ/UBS GROWTH &
                                                         PLUS*           INDEX*       GROWTH STOCK*       INCOME*
                                                    --------------- ---------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $75,132,318     $53,943,908      $43,226,098      $5,681,741
Receivable for The Trusts shares sold..............       307,551              --          160,929           3,233
Receivable for policy-related transactions.........            --         149,626               --              --
                                                      -----------     -----------      -----------      ----------
   Total assets....................................    75,439,869      54,093,534       43,387,027       5,684,974
                                                      -----------     -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --         149,626               --              --
Payable for policy-related transactions............       296,235              --          160,929           3,233
                                                      -----------     -----------      -----------      ----------
   Total liabilities...............................       296,235         149,626          160,929           3,233
                                                      -----------     -----------      -----------      ----------
NET ASSETS.........................................   $75,143,634     $53,943,908      $43,226,098      $5,681,741
                                                      ===========     ===========      ===========      ==========

NET ASSETS:
Accumulation Unit Value............................    74,859,304      53,860,118       43,149,738       5,681,663
Accumulation non unitized..........................        81,894              --               --              --
Retained by AXA Equitable in Separate Account FP...       202,436          83,790           76,360              78
                                                      -----------     -----------      -----------      ----------
TOTAL NET ASSETS...................................   $75,143,634     $53,943,908      $43,226,098      $5,681,741
                                                      ===========     ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......   $80,497,493     $50,449,506      $36,711,224      $5,271,344
The Trusts shares held
   Class A.........................................     5,901,476       3,831,789           37,870              --
   Class B.........................................     2,833,949       1,722,737        1,763,623         884,998

                                                    EQ/VAN KAMPEN EQ/WELLS FARGO
                                                      COMSTOCK*   OMEGA GROWTH*
                                                    ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $5,849,146    $63,533,344
Receivable for The Trusts shares sold..............          --         66,353
Receivable for policy-related transactions.........      33,661             --
                                                     ----------    -----------
   Total assets....................................   5,882,807     63,599,697
                                                     ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      33,661             --
Payable for policy-related transactions............          --         66,353
                                                     ----------    -----------
   Total liabilities...............................      33,661         66,353
                                                     ----------    -----------
NET ASSETS.........................................  $5,849,146    $63,533,344
                                                     ==========    ===========

NET ASSETS:
Accumulation Unit Value............................   5,848,817     63,498,710
Accumulation non unitized..........................          --             --
Retained by AXA Equitable in Separate Account FP...         329         34,634
                                                     ----------    -----------
TOTAL NET ASSETS...................................  $5,849,146    $63,533,344
                                                     ==========    ===========

Investments in shares of The Trusts, at cost.......  $4,956,285    $58,323,201
The Trusts shares held
   Class A.........................................     256,442        701,484
   Class B.........................................     285,745      5,039,042

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    FIDELITY(R) VIP ASSET FIDELITY(R) VIP                         FIDELITY(R) VIP
                                                       MANAGER: GROWTH     CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- GROWTH & INCOME
                                                          PORTFOLIO          PORTFOLIO       INCOME PORTFOLIO        PORTFOLIO
                                                    --------------------- --------------- ----------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.      $1,460,656         $35,459,823         $  984,609          $3,223,879
Receivable for The Trusts shares sold..............         118,308             643,880             23,586              30,120
Receivable for policy-related transactions.........              --                  --                 --                  --
                                                         ----------         -----------         ----------          ----------
   Total assets....................................       1,578,964          36,103,703          1,008,195           3,253,999
                                                         ----------         -----------         ----------          ----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                  --                 --                  --
Payable for policy-related transactions............         118,308             643,880             23,586              30,120
                                                         ----------         -----------         ----------          ----------
   Total liabilities...............................         118,308             643,880             23,586              30,120
                                                         ----------         -----------         ----------          ----------
NET ASSETS.........................................      $1,460,656         $35,459,823         $  984,609          $3,223,879
                                                         ==========         ===========         ==========          ==========

NET ASSETS:
Accumulation Unit Value............................       1,459,946          35,454,961            981,197           3,223,348
Retained by AXA Equitable in Separate Account FP...             710               4,862              3,412                 531
                                                         ----------         -----------         ----------          ----------
TOTAL NET ASSETS...................................      $1,460,656         $35,459,823         $  984,609          $3,223,879
                                                         ==========         ===========         ==========          ==========

Investments in shares of The Trusts, at cost.......      $1,386,327         $32,860,505         $  947,715          $3,072,578
The Trusts shares held
   Service Class 2.................................          97,572           1,363,839             50,184             224,661

                                                                         FIDELITY(R) VIP
                                                    FIDELITY(R) VIP HIGH INVESTMENT GRADE
                                                      INCOME PORTFOLIO    BOND PORTFOLIO
                                                    -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $13,378,864        $22,605,217
Receivable for The Trusts shares sold..............       1,087,379            435,378
Receivable for policy-related transactions.........              --                 --
                                                        -----------        -----------
   Total assets....................................      14,466,243         23,040,595
                                                        -----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                 --
Payable for policy-related transactions............       1,087,379            435,378
                                                        -----------        -----------
   Total liabilities...............................       1,087,379            435,378
                                                        -----------        -----------
NET ASSETS.........................................     $13,378,864        $22,605,217
                                                        ===========        ===========

NET ASSETS:
Accumulation Unit Value............................      13,378,779         22,604,891
Retained by AXA Equitable in Separate Account FP...              85                326
                                                        -----------        -----------
TOTAL NET ASSETS...................................     $13,378,864        $22,605,217
                                                        ===========        ===========

Investments in shares of The Trusts, at cost.......     $13,317,972        $23,373,594
The Trusts shares held
   Service Class 2.................................       2,363,757          1,767,413

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012



                                                    FIDELITY(R) VIP MID CAP FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE
                                                           PORTFOLIO          MARKET PORTFOLIO          PORTFOLIO
                                                    ----------------------- --------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $22,676,267            $1,969,285             $789,360
Receivable for The Trusts shares sold..............           504,651                73,921               11,947
Receivable for policy-related transactions.........                --                    --                   --
                                                          -----------            ----------             --------
   Total assets....................................        23,180,918             2,043,206              801,307
                                                          -----------            ----------             --------

LIABILITIES:
Payable for The Trusts shares purchased............                --                    --                   --
Payable for policy-related transactions............           504,651                73,921               11,947
                                                          -----------            ----------             --------
   Total liabilities...............................           504,651                73,921               11,947
                                                          -----------            ----------             --------
NET ASSETS.........................................       $22,676,267            $1,969,285             $789,360
                                                          ===========            ==========             ========

NET ASSETS:
Accumulation Unit Value............................        22,666,371             1,969,186              779,772
Retained by AXA Equitable in Separate Account FP...             9,896                    99                9,588
                                                          -----------            ----------             --------
TOTAL NET ASSETS...................................       $22,676,267            $1,969,285             $789,360
                                                          ===========            ==========             ========

Investments in shares of The Trusts, at cost.......       $23,546,267            $1,969,285             $689,821
The Trusts shares held
   Class 2.........................................                --                    --                   --
   Service Class 2.................................           756,380             1,969,285               63,149

                                                    FIDELITY(R) VIP VALUE FRANKLIN RISING FRANKLIN SMALL CAP
                                                         STRATEGIES          DIVIDENDS     VALUE SECURITIES
                                                          PORTFOLIO       SECURITIES FUND        FUND
                                                    --------------------- --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $425,718          $32,371,853       $2,520,137
Receivable for The Trusts shares sold..............         30,517                   --            8,163
Receivable for policy-related transactions.........             --               99,959               --
                                                          --------          -----------       ----------
   Total assets....................................        456,235           32,471,812        2,528,300
                                                          --------          -----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............             --               99,565               --
Payable for policy-related transactions............         30,517                   --            5,841
                                                          --------          -----------       ----------
   Total liabilities...............................         30,517               99,565            5,841
                                                          --------          -----------       ----------
NET ASSETS.........................................       $425,718          $32,372,247       $2,522,459
                                                          ========          ===========       ==========

NET ASSETS:
Accumulation Unit Value............................        425,551           32,372,247        2,522,459
Retained by AXA Equitable in Separate Account FP...            167                   --               --
                                                          --------          -----------       ----------
TOTAL NET ASSETS...................................       $425,718          $32,372,247       $2,522,459
                                                          ========          ===========       ==========

Investments in shares of The Trusts, at cost.......       $369,708          $29,635,031       $2,248,391
The Trusts shares held
   Class 2.........................................             --            1,495,927          138,241
   Service Class 2.................................         38,079                   --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    FRANKLIN STRATEGIC                        INVESCO V.I.
                                                    INCOME SECURITIES  GOLDMAN SACHS VIT  DIVERSIFIED DIVIDEND
                                                           FUND        MID CAP VALUE FUND         FUND
                                                    ------------------ ------------------ --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,403,903         $7,466,133           $399,865
Receivable for The Trusts shares sold..............             --                 --              2,929
Receivable for policy-related transactions.........        327,613              3,164                 --
                                                       -----------         ----------           --------
   Total assets....................................     19,731,516          7,469,297            402,794
                                                       -----------         ----------           --------

LIABILITIES:
Payable for The Trusts shares purchased............        327,613              3,164                 --
Payable for policy-related transactions............             --                 --              2,918
                                                       -----------         ----------           --------
   Total liabilities...............................        327,613              3,164              2,918
                                                       -----------         ----------           --------
NET ASSETS.........................................    $19,403,903         $7,466,133           $399,876
                                                       ===========         ==========           ========

NET ASSETS:
Accumulation Unit Value............................     19,403,549          7,465,974            399,876
Retained by AXA Equitable in Separate Account FP...            354                159                 --
                                                       -----------         ----------           --------
TOTAL NET ASSETS...................................    $19,403,903         $7,466,133           $399,876
                                                       ===========         ==========           ========

Investments in shares of The Trusts, at cost.......    $18,984,790         $6,920,413           $375,768
The Trusts shares held
   Class 2.........................................      1,511,207                 --                 --
   Series II.......................................             --                 --             24,562
   Service Shares..................................             --            486,393                 --

                                                                        INVESCO V.I.
                                                    INVESCO V.I. GLOBAL INTERNATIONAL INVESCO V.I. MID CAP
                                                     REAL ESTATE FUND    GROWTH FUND    CORE EQUITY FUND
                                                    ------------------- ------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $16,595,227      $15,800,115       $2,311,480
Receivable for The Trusts shares sold..............          90,036            8,778              743
Receivable for policy-related transactions.........              --               --               --
                                                        -----------      -----------       ----------
   Total assets....................................      16,685,263       15,808,893        2,312,223
                                                        -----------      -----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............              --               --               --
Payable for policy-related transactions............          89,936            8,778              724
                                                        -----------      -----------       ----------
   Total liabilities...............................          89,936            8,778              724
                                                        -----------      -----------       ----------
NET ASSETS.........................................     $16,595,327      $15,800,115       $2,311,499
                                                        ===========      ===========       ==========

NET ASSETS:
Accumulation Unit Value............................      16,595,327       15,799,695        2,311,499
Retained by AXA Equitable in Separate Account FP...              --              420               --
                                                        -----------      -----------       ----------
TOTAL NET ASSETS...................................     $16,595,327      $15,800,115       $2,311,499
                                                        ===========      ===========       ==========

Investments in shares of The Trusts, at cost.......     $14,971,812      $14,889,917       $2,218,336
The Trusts shares held
   Class 2.........................................              --               --               --
   Series II.......................................       1,098,294          532,349          183,742
   Service Shares..................................              --               --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                       IVY FUNDS VIP
                                                    INVESCO V.I. SMALL   DIVIDEND    IVY FUNDS VIP IVY FUNDS VIP MID
                                                     CAP EQUITY FUND   OPPORTUNITIES    ENERGY        CAP GROWTH
                                                    ------------------ ------------- ------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,784,108       $324,045     $7,689,324      $14,558,797
Receivable for The Trusts shares sold..............          7,887          2,883         50,961            7,792
Receivable for policy-related transactions.........             --             --             --               --
                                                        ----------       --------     ----------      -----------
   Total assets....................................      2,791,995        326,928      7,740,285       14,566,589
                                                        ----------       --------     ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --             --               --
Payable for policy-related transactions............          7,862          2,883         50,945            7,792
                                                        ----------       --------     ----------      -----------
   Total liabilities...............................          7,862          2,883         50,945            7,792
                                                        ----------       --------     ----------      -----------
NET ASSETS.........................................     $2,784,133       $324,045     $7,689,340      $14,558,797
                                                        ==========       ========     ==========      ===========

NET ASSETS:
Accumulation Unit Value............................      2,784,133        324,045      7,689,340       14,558,440
Retained by AXA Equitable in Separate Account FP...             --             --             --              357
                                                        ----------       --------     ----------      -----------
TOTAL NET ASSETS...................................     $2,784,133       $324,045     $7,689,340      $14,558,797
                                                        ==========       ========     ==========      ===========

Investments in shares of The Trusts, at cost.......     $2,620,614       $307,994     $7,827,824      $14,469,425
The Trusts shares held
   Common Shares...................................             --         44,729      1,304,580        1,705,276
   Series II.......................................        152,054             --             --               --

                                                    IVY FUNDS VIP
                                                     SCIENCE AND  IVY FUNDS VIP SMALL
                                                     TECHNOLOGY       CAP GROWTH
                                                    ------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,665,866       $4,028,255
Receivable for The Trusts shares sold..............     485,490               --
Receivable for policy-related transactions.........          --            5,296
                                                     ----------       ----------
   Total assets....................................   3,151,356        4,033,551
                                                     ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --            5,215
Payable for policy-related transactions............     485,490               --
                                                     ----------       ----------
   Total liabilities...............................     485,490            5,215
                                                     ----------       ----------
NET ASSETS.........................................  $2,665,866       $4,028,336
                                                     ==========       ==========

NET ASSETS:
Accumulation Unit Value............................   2,665,462        4,028,336
Retained by AXA Equitable in Separate Account FP...         404               --
                                                     ----------       ----------
TOTAL NET ASSETS...................................  $2,665,866       $4,028,336
                                                     ==========       ==========

Investments in shares of The Trusts, at cost.......  $2,445,354       $4,271,464
The Trusts shares held
   Common Shares...................................     147,255          419,781
   Series II.......................................          --               --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                       LAZARD RETIREMENT                         MFS(R) INVESTORS
                                                    EMERGING MARKETS EQUITY MFS(R) INTERNATIONAL   GROWTH STOCK
                                                           PORTFOLIO          VALUE PORTFOLIO         SERIES
                                                    ----------------------- -------------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $44,539,033           $28,328,567         $1,496,340
Receivable for The Trusts shares sold..............           448,086               773,747                 --
Receivable for policy-related transactions.........                --                    --              1,400
                                                          -----------           -----------         ----------
   Total assets....................................        44,987,119            29,102,314          1,497,740
                                                          -----------           -----------         ----------

LIABILITIES:
Payable for The Trusts shares purchased............                --                    --              1,379
Payable for policy-related transactions............           448,086               773,747                 --
                                                          -----------           -----------         ----------
   Total liabilities...............................           448,086               773,747              1,379
                                                          -----------           -----------         ----------
NET ASSETS.........................................       $44,539,033           $28,328,567         $1,496,361
                                                          ===========           ===========         ==========

NET ASSETS:
Accumulation Unit Value............................        44,521,299            28,328,164          1,496,361
Accumulation non unitized..........................                --                    --                 --
Retained by AXA Equitable in Separate Account FP...            17,734                   403                 --
                                                          -----------           -----------         ----------
TOTAL NET ASSETS...................................       $44,539,033           $28,328,567         $1,496,361
                                                          ===========           ===========         ==========

Investments in shares of The Trusts, at cost.......       $42,649,332           $26,289,371         $1,435,550
The Trusts shares held
   Class A.........................................                --                    --                 --
   Class B.........................................                --                    --                 --
   Service Class...................................                --             1,652,775            125,427
   Service Shares..................................         2,004,457                    --

                                                    MFS(R) INVESTORS MFS(R) UTILITIES    MULTIMANAGER
                                                      TRUST SERIES        SERIES      AGGRESSIVE EQUITY*
                                                    ---------------- ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $647,252         $909,055        $333,641,898
Receivable for The Trusts shares sold..............           --           10,446             275,527
Receivable for policy-related transactions.........        3,261               --                  --
                                                        --------         --------        ------------
   Total assets....................................      650,513          919,501         333,917,425
                                                        --------         --------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............        3,253               --                  --
Payable for policy-related transactions............           --           10,446             421,442
                                                        --------         --------        ------------
   Total liabilities...............................        3,253           10,446             421,442
                                                        --------         --------        ------------
NET ASSETS.........................................     $647,260         $909,055        $333,495,983
                                                        ========         ========        ============

NET ASSETS:
Accumulation Unit Value............................      647,260          909,055         332,776,624
Accumulation non unitized..........................           --               --             477,633
Retained by AXA Equitable in Separate Account FP...           --               --             241,726
                                                        --------         --------        ------------
TOTAL NET ASSETS...................................     $647,260         $909,055        $333,495,983
                                                        ========         ========        ============

Investments in shares of The Trusts, at cost.......     $610,507         $887,810        $278,994,211
The Trusts shares held
   Class A.........................................           --               --          10,726,150
   Class B.........................................           --               --             724,179
   Service Class...................................       28,413           33,311                  --
   Service Shares..................................           --               --                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                      MULTIMANAGER   MULTIMANAGER
                                                    MULTIMANAGER CORE INTERNATIONAL LARGE CAP CORE   MULTIMANAGER
                                                          BOND*          EQUITY*       EQUITY*     LARGE CAP VALUE*
                                                    ----------------- ------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $88,099,508     $45,667,171    $7,751,492     $27,695,069
Receivable for The Trusts shares sold..............         22,064              --         2,635         131,856
Receivable for policy-related transactions.........             --          20,873            --              --
                                                       -----------     -----------    ----------     -----------
   Total assets....................................     88,121,572      45,688,044     7,754,127      27,826,925
                                                       -----------     -----------    ----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          20,873            --              --
Payable for policy-related transactions............         22,064              --         2,635         131,856
                                                       -----------     -----------    ----------     -----------
   Total liabilities...............................         22,064          20,873         2,635         131,856
                                                       -----------     -----------    ----------     -----------
NET ASSETS.........................................    $88,099,508     $45,667,171    $7,751,492     $27,695,069
                                                       ===========     ===========    ==========     ===========

NET ASSETS:
Accumulation Unit Value............................     88,086,494      45,616,730     7,737,883      27,641,680
Retained by AXA Equitable in Separate Account FP...         13,014          50,441        13,609          53,389
                                                       -----------     -----------    ----------     -----------
TOTAL NET ASSETS...................................    $88,099,508     $45,667,171    $7,751,492     $27,695,069
                                                       ===========     ===========    ==========     ===========

Investments in shares of The Trusts, at cost.......    $89,597,494     $48,451,828    $7,268,020     $24,223,660
The Trusts shares held
   Class A.........................................      2,404,462       1,171,726       312,801         888,397
   Class B.........................................      6,148,605       3,265,775       412,397       1,765,321

                                                    MULTIMANAGER MID MULTIMANAGER MID
                                                      CAP GROWTH*       CAP VALUE*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $27,473,225      $44,767,858
Receivable for The Trusts shares sold..............            --           45,086
Receivable for policy-related transactions.........         4,053               --
                                                      -----------      -----------
   Total assets....................................    27,477,278       44,812,944
                                                      -----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............         4,053               --
Payable for policy-related transactions............            --           52,526
                                                      -----------      -----------
   Total liabilities...............................         4,053           52,526
                                                      -----------      -----------
NET ASSETS.........................................   $27,473,225      $44,760,418
                                                      ===========      ===========

NET ASSETS:
Accumulation Unit Value............................    27,417,429       44,576,549
Retained by AXA Equitable in Separate Account FP...        55,796          183,869
                                                      -----------      -----------
TOTAL NET ASSETS...................................   $27,473,225      $44,760,418
                                                      ===========      ===========

Investments in shares of The Trusts, at cost.......   $22,794,528      $37,652,650
The Trusts shares held
   Class A.........................................       977,705        1,050,326
   Class B.........................................     1,866,129        3,503,212

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    MULTIMANAGER MULTI-   MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                       SECTOR BOND*     SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                    ------------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $109,402,261        $7,826,296       $27,159,561    $70,232,736
Receivable for The Trusts shares sold..............         132,787            11,786            95,805         44,967
Receivable for policy-related transactions.........              --                --                --             --
                                                       ------------        ----------       -----------    -----------
   Total assets....................................     109,535,048         7,838,082        27,255,366     70,277,703
                                                       ------------        ----------       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --                --                --             --
Payable for policy-related transactions............         157,559            11,786            95,805         44,967
                                                       ------------        ----------       -----------    -----------
   Total liabilities...............................         157,559            11,786            95,805         44,967
                                                       ------------        ----------       -----------    -----------
NET ASSETS.........................................    $109,377,489        $7,826,296       $27,159,561    $70,232,736
                                                       ============        ==========       ===========    ===========

NET ASSETS:
Accumulation Unit Value............................     108,725,189         7,825,197        27,112,376     70,127,842
Accumulation non unitized..........................         588,653                --                --             --
Retained by AXA Equitable in Separate Account FP...          63,647             1,099            47,185        104,894
                                                       ------------        ----------       -----------    -----------
TOTAL NET ASSETS...................................    $109,377,489        $7,826,296       $27,159,561    $70,232,736
                                                       ============        ==========       ===========    ===========

Investments in shares of The Trusts, at cost.......    $121,065,905        $7,241,145       $24,938,966    $54,499,878
The Trusts shares held
   Class A.........................................      22,751,165                --         1,089,335        856,137
   Class B.........................................       4,361,151           944,093         1,295,010      4,200,759
   Class 2.........................................              --                --                --             --
   Class II........................................              --                --                --             --

                                                     MUTUAL SHARES  NATURAL RESOURCES
                                                    SECURITIES FUND     PORTFOLIO
                                                    --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $8,442,367       $13,286,780
Receivable for The Trusts shares sold..............       92,340           596,847
Receivable for policy-related transactions.........           --                --
                                                      ----------       -----------
   Total assets....................................    8,534,707        13,883,627
                                                      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --                --
Payable for policy-related transactions............       92,340           596,847
                                                      ----------       -----------
   Total liabilities...............................       92,340           596,847
                                                      ----------       -----------
NET ASSETS.........................................   $8,442,367       $13,286,780
                                                      ==========       ===========

NET ASSETS:
Accumulation Unit Value............................    8,441,770        13,285,561
Accumulation non unitized..........................           --                --
Retained by AXA Equitable in Separate Account FP...          597             1,219
                                                      ----------       -----------
TOTAL NET ASSETS...................................   $8,442,367       $13,286,780
                                                      ==========       ===========

Investments in shares of The Trusts, at cost.......   $7,753,973       $14,274,004
The Trusts shares held
   Class A.........................................           --                --
   Class B.........................................           --                --
   Class 2.........................................      490,265                --
   Class II........................................           --           396,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                    PIMCO VARIABLE INSURANCE PIMCO VARIABLE  PIMCO VARIABLE
                                                             TRUST           INSURANCE TRUST INSURANCE TRUST
                                                     COMMODITYREALRETURN(R)    REAL RETURN    TOTAL RETURN
                                                       STRATEGY PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    ------------------------ --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $10,566,781          $40,718,810     $70,878,199
Receivable for The Trusts shares sold..............                --              685,622       1,117,465
Receivable for policy-related transactions.........            66,529                   --              --
                                                          -----------          -----------     -----------
   Total assets....................................        10,633,310           41,404,432      71,995,664
                                                          -----------          -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            66,444                   --              --
Payable for policy-related transactions............                --              685,622       1,117,412
                                                          -----------          -----------     -----------
   Total liabilities...............................            66,444              685,622       1,117,412
                                                          -----------          -----------     -----------
NET ASSETS.........................................       $10,566,866          $40,718,810     $70,878,252
                                                          ===========          ===========     ===========

NET ASSETS:
Accumulation Unit Value............................        10,566,866           40,718,547      70,878,252
Retained by AXA Equitable in Separate Account FP...                --                  263              --
                                                          -----------          -----------     -----------
TOTAL NET ASSETS...................................       $10,566,866          $40,718,810     $70,878,252
                                                          ===========          ===========     ===========

Investments in shares of The Trusts, at cost.......       $11,609,993          $41,263,869     $69,695,620
The Trusts shares held
   Class B.........................................                --                   --              --
   Advisor Share Class.............................         1,465,573            2,857,460       6,136,640
   Class II........................................                --                   --              --

                                                                           T. ROWE PRICE
                                                    T. ROWE PRICE EQUITY  HEALTH SCIENCES TARGET 2015
                                                    INCOME PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                    --------------------- --------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.      $13,045,115        $2,484,298     $660,833
Receivable for The Trusts shares sold..............               --           111,783           --
Receivable for policy-related transactions.........           16,776                --       21,000
                                                         -----------        ----------     --------
   Total assets....................................       13,061,891         2,596,081      681,833
                                                         -----------        ----------     --------

LIABILITIES:
Payable for The Trusts shares purchased............           13,952                --       21,000
Payable for policy-related transactions............               --           111,783           --
                                                         -----------        ----------     --------
   Total liabilities...............................           13,952           111,783       21,000
                                                         -----------        ----------     --------
NET ASSETS.........................................      $13,047,939        $2,484,298     $660,833
                                                         ===========        ==========     ========

NET ASSETS:
Accumulation Unit Value............................       13,047,939         2,483,853      660,808
Retained by AXA Equitable in Separate Account FP...               --               445           25
                                                         -----------        ----------     --------
TOTAL NET ASSETS...................................      $13,047,939        $2,484,298     $660,833
                                                         ===========        ==========     ========

Investments in shares of The Trusts, at cost.......      $11,761,324        $2,140,825     $650,585
The Trusts shares held
   Class B.........................................               --                --       72,407
   Advisor Share Class.............................               --                --           --
   Class II........................................          587,089           120,305           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                            TEMPLETON
                                                                                            DEVELOPING     TEMPLETON GLOBAL
                                                    TARGET 2025 TARGET 2035 TARGET 2045 MARKETS SECURITIES BOND SECURITIES
                                                    ALLOCATION* ALLOCATION* ALLOCATION*        FUND              FUND
                                                    ----------- ----------- ----------- ------------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $1,025,235   $263,464    $349,290       $9,640,876       $71,476,591
Receivable for The Trusts shares sold..............     24,771     11,139          --               --                --
Receivable for policy-related transactions.........         --         --       2,682           13,887            19,019
                                                    ----------   --------    --------       ----------       -----------
   Total assets....................................  1,050,006    274,603     351,972        9,654,763        71,495,610
                                                    ----------   --------    --------       ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............         --         --       2,664           13,887            19,019
Payable for policy-related transactions............     24,771     11,139          --               --                --
                                                    ----------   --------    --------       ----------       -----------
   Total liabilities...............................     24,771     11,139       2,664           13,887            19,019
                                                    ----------   --------    --------       ----------       -----------
NET ASSETS......................................... $1,025,235   $263,464    $349,308       $9,640,876       $71,476,591
                                                    ==========   ========    ========       ==========       ===========

NET ASSETS:
Accumulation Units.................................  1,025,198    263,464     349,308        9,640,485        71,476,317
Retained by AXA Equitable in Separate Account FP...         37         --          --              391               274
                                                    ----------   --------    --------       ----------       -----------
TOTAL NET ASSETS................................... $1,025,235   $263,464    $349,308       $9,640,876       $71,476,591
                                                    ==========   ========    ========       ==========       ===========

Investments in shares of The Trusts, at cost....... $1,000,456   $256,212    $336,103       $9,568,640       $70,325,738
The Trusts shares held
   Class B.........................................    111,075     28,713      39,634               --                --
   Class 2.........................................         --         --          --          918,179         3,671,114


                                                    TEMPLETON GROWTH
                                                    SECURITIES FUND
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,364,441
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       107,026
                                                       ----------
   Total assets....................................     1,471,467
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       107,013
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       107,013
                                                       ----------
NET ASSETS.........................................    $1,364,454
                                                       ==========

NET ASSETS:
Accumulation Units.................................     1,364,454
Retained by AXA Equitable in Separate Account FP...            --
                                                       ----------
TOTAL NET ASSETS...................................    $1,364,454
                                                       ==========

Investments in shares of The Trusts, at cost.......    $1,249,800
The Trusts shares held
   Class B.........................................            --
   Class 2.........................................       113,988

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                          VANGUARD VARIABLE
                                                    VAN ECK VIP GLOBAL INSURANCE FUND - EQUITY
                                                     HARD ASSETS FUND      INDEX PORTFOLIO
                                                    ------------------ -----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $11,741,981           $4,687,257
Receivable for The Trusts shares sold..............          7,861                   --
Receivable for policy-related transactions.........             --                1,115
                                                       -----------           ----------
   Total assets....................................     11,749,842            4,688,372
                                                       -----------           ----------

LIABILITIES:
Payable for The Trusts shares purchased............             --                1,115
Payable for policy-related transactions............          7,861                   --
                                                       -----------           ----------
   Total liabilities...............................          7,861                1,115
                                                       -----------           ----------
NET ASSETS.........................................    $11,741,981           $4,687,257
                                                       ===========           ==========

NET ASSETS:
Accumulation Units.................................     11,741,591            4,680,849
Accumulation non unitized..........................             --                   --
Retained by AXA Equitable in Separate Account FP...            390                6,408
                                                       -----------           ----------
TOTAL NET ASSETS...................................    $11,741,981           $4,687,257
                                                       ===========           ==========

Investments in shares of The Trusts, at cost.......    $13,127,593           $4,315,634
The Trusts shares held
   Class S.........................................        413,741                   --
   Investor Class..................................             --              188,017

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................  0.00%         B          $116.80         53
ALL ASSET GROWTH-ALT 20................  0.60%         B          $114.93         37
ALL ASSET GROWTH-ALT 20................  0.80%         B          $114.30         --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $113.99          4

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $ 12.30         10
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $123.00         69
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.60%      CLASS II      $121.02         38
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $120.36         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $120.04          2

AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 15.73         24
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 94.32          1
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $156.23        175
AXA AGGRESSIVE ALLOCATION..............  0.60%         A          $147.77        194
AXA AGGRESSIVE ALLOCATION..............  0.80%         A          $145.04          1
AXA AGGRESSIVE ALLOCATION..............  0.90%         A          $143.70         10
AXA AGGRESSIVE ALLOCATION..............  0.00%         B          $153.06        344
AXA AGGRESSIVE ALLOCATION..............  0.60%         B          $144.77         69

AXA BALANCED STRATEGY..................  0.00%         B          $118.62         77

AXA CONSERVATIVE ALLOCATION............  0.00%         A          $ 13.02         81
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $116.80          4
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $142.89         52
AXA CONSERVATIVE ALLOCATION............  0.60%         A          $135.15        124
AXA CONSERVATIVE ALLOCATION............  0.80%         A          $132.66          1
AXA CONSERVATIVE ALLOCATION............  0.90%         A          $131.43         22
AXA CONSERVATIVE ALLOCATION............  0.00%         B          $139.97         46
AXA CONSERVATIVE ALLOCATION............  0.60%         B          $132.39         30

AXA CONSERVATIVE GROWTH STRATEGY.......  0.00%         B          $117.11         28

AXA CONSERVATIVE STRATEGY..............  0.00%         B          $113.81         10

AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $ 13.79         22
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $110.86         --
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $145.95         49
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         A          $138.05         86
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.80%         A          $135.50          1
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         A          $134.24          6
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         B          $142.98         71
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         B          $135.24         29

AXA GROWTH STRATEGY....................  0.00%         B          $121.58        107

AXA MODERATE ALLOCATION................  0.00%         A          $ 14.19        120
AXA MODERATE ALLOCATION................  0.00%         A          $106.82         25
AXA MODERATE ALLOCATION................  0.00%         A          $305.80        301
AXA MODERATE ALLOCATION................  0.60%         A          $670.91      1,055
AXA MODERATE ALLOCATION................  0.80%         A          $217.49         16
AXA MODERATE ALLOCATION................  0.90%         A          $275.58        248
AXA MODERATE ALLOCATION................  0.00%         B          $150.56        517
AXA MODERATE ALLOCATION................  0.60%         B          $141.66        495

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $120.11       283

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 14.97        97
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $101.33        13
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $157.89       560
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $149.34       594
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $146.58         5
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $145.22        85
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $154.67       964
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $146.29       248

AXA TACTICAL MANAGER 400..............  0.00%          B         $114.29         7
AXA TACTICAL MANAGER 400..............  0.60%          B         $112.46         9
AXA TACTICAL MANAGER 400..............  0.80%          B         $111.85        --
AXA TACTICAL MANAGER 400..............  0.90%          B         $111.55        --

AXA TACTICAL MANAGER 500..............  0.00%          B         $114.94         9
AXA TACTICAL MANAGER 500..............  0.60%          B         $113.09         7
AXA TACTICAL MANAGER 500..............  0.80%          B         $112.48        --
AXA TACTICAL MANAGER 500..............  0.90%          B         $112.17        --

AXA TACTICAL MANAGER 2000.............  0.00%          B         $109.21         5
AXA TACTICAL MANAGER 2000.............  0.60%          B         $107.46         7
AXA TACTICAL MANAGER 2000.............  0.80%          B         $106.87        --
AXA TACTICAL MANAGER 2000.............  0.90%          B         $106.58        --

AXA TACTICAL MANAGER INTERNATIONAL....  0.00%          B         $102.81         6
AXA TACTICAL MANAGER INTERNATIONAL....  0.60%          B         $101.16        11
AXA TACTICAL MANAGER INTERNATIONAL....  0.90%          B         $100.34        --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 11.31        44
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $113.10        49

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $ 21.89        23
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $287.89       122
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          A         $261.98       292
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.80%          A         $253.83         4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          A         $249.86        40
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          B         $236.31        24
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          B         $194.14       246

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 16.61        73
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $155.13         3
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $216.60       123
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          A         $204.89         5
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          B         $285.11       119
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $169.68        35
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $259.46       325
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.80%          B         $251.39         3
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.90%          B         $247.46        32

EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%          A         $101.85         2
EQ/BOSTON ADVISORS EQUITY INCOME......  0.60%          A         $ 98.42        47
EQ/BOSTON ADVISORS EQUITY INCOME......  0.80%          A         $ 97.29        --
EQ/BOSTON ADVISORS EQUITY INCOME......  0.90%          A         $ 96.74         7
EQ/BOSTON ADVISORS EQUITY INCOME......  0.00%          B         $140.34        66
EQ/BOSTON ADVISORS EQUITY INCOME......  0.60%          B         $ 97.26        18

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.00%          A         $168.87          1
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.00%          B         $105.78          3
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.60%          B         $ 97.60          5
EQ/CALVERT SOCIALLY RESPONSIBLE...  0.80%          B         $ 95.00         --

EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $ 18.66         11
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $161.70          3
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          A         $219.66         46
EQ/CAPITAL GUARDIAN RESEARCH......  0.60%          A         $141.89          6
EQ/CAPITAL GUARDIAN RESEARCH......  0.00%          B         $166.88         48
EQ/CAPITAL GUARDIAN RESEARCH......  0.60%          B         $154.00        407
EQ/CAPITAL GUARDIAN RESEARCH......  0.80%          B         $149.92          4
EQ/CAPITAL GUARDIAN RESEARCH......  0.90%          B         $147.92         37

EQ/COMMON STOCK INDEX.............  0.00%          A         $ 17.47         16
EQ/COMMON STOCK INDEX.............  0.00%          A         $360.41        479
EQ/COMMON STOCK INDEX.............  0.60%          A         $931.61        981
EQ/COMMON STOCK INDEX.............  0.80%          A         $225.06         46
EQ/COMMON STOCK INDEX.............  0.90%          A         $383.74        200
EQ/COMMON STOCK INDEX.............  0.00%          B         $112.55        159
EQ/COMMON STOCK INDEX.............  0.60%          B         $124.96      1,026

EQ/CORE BOND INDEX................  0.00%          A         $131.89        143
EQ/CORE BOND INDEX................  0.00%          A         $137.85         10
EQ/CORE BOND INDEX................  0.60%          A         $132.32          5
EQ/CORE BOND INDEX................  0.60%          A         $158.19         79
EQ/CORE BOND INDEX................  0.80%          A         $126.12         --
EQ/CORE BOND INDEX................  0.90%          A         $124.72         13
EQ/CORE BOND INDEX................  0.00%          B         $137.04         58
EQ/CORE BOND INDEX................  0.60%          B         $154.58         14
EQ/CORE BOND INDEX................  0.60%          B         $157.26         63

EQ/EQUITY 500 INDEX...............  0.00%          A         $ 16.87         71
EQ/EQUITY 500 INDEX...............  0.00%          A         $405.81        417
EQ/EQUITY 500 INDEX...............  0.60%          A         $366.12        628
EQ/EQUITY 500 INDEX...............  0.80%          A         $248.28         13
EQ/EQUITY 500 INDEX...............  0.90%          A         $345.86        103
EQ/EQUITY 500 INDEX...............  0.00%          B         $122.84        329
EQ/EQUITY 500 INDEX...............  0.60%          B         $116.94        648

EQ/EQUITY GROWTH PLUS.............  0.00%          A         $ 15.51         --
EQ/EQUITY GROWTH PLUS.............  0.00%          A         $149.82          4
EQ/EQUITY GROWTH PLUS.............  0.00%          A         $186.22        143
EQ/EQUITY GROWTH PLUS.............  0.60%          A         $176.15          9
EQ/EQUITY GROWTH PLUS.............  0.00%          B         $177.17         84
EQ/EQUITY GROWTH PLUS.............  0.60%          B         $165.58        284
EQ/EQUITY GROWTH PLUS.............  0.80%          B         $161.87          1
EQ/EQUITY GROWTH PLUS.............  0.90%          B         $160.04         21

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $ 11.27          4
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          A         $112.66          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $115.90         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.00%          B         $144.55         23
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.60%          B         $111.99         48
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.80%          B         $110.71         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $110.07          8

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          A         $ 12.95         21
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          A         $129.45         11
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          B         $148.72         19
EQ/GAMCO SMALL COMPANY VALUE....  0.00%          B         $227.69        225
EQ/GAMCO SMALL COMPANY VALUE....  0.60%          B         $143.70        313
EQ/GAMCO SMALL COMPANY VALUE....  0.80%          B         $142.06          1
EQ/GAMCO SMALL COMPANY VALUE....  0.90%          B         $141.25         28

EQ/GLOBAL BOND PLUS.............  0.00%          A         $ 12.69         10
EQ/GLOBAL BOND PLUS.............  0.00%          A         $145.08         44
EQ/GLOBAL BOND PLUS.............  0.60%          A         $131.29         50
EQ/GLOBAL BOND PLUS.............  0.80%          A         $129.79         --
EQ/GLOBAL BOND PLUS.............  0.90%          A         $129.05         10
EQ/GLOBAL BOND PLUS.............  0.00%          B         $138.19         39
EQ/GLOBAL BOND PLUS.............  0.60%          B         $129.68         26

EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $ 18.22         30
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $257.70          3
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          A         $414.92         70
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.00%          B         $222.46        128
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.60%          B         $202.81        404
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.60%          B         $274.97         19
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.80%          B         $196.62          3
EQ/GLOBAL MULTI-SECTOR EQUITY...  0.90%          B         $193.60         32

EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          A         $ 11.18         36
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          A         $233.19        154
EQ/INTERMEDIATE GOVERNMENT BOND.  0.60%          A         $256.05        125
EQ/INTERMEDIATE GOVERNMENT BOND.  0.80%          A         $182.23          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          A         $206.92         21
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          B         $122.90          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.00%          B         $167.45         17
EQ/INTERMEDIATE GOVERNMENT BOND.  0.60%          B         $154.23        122

EQ/INTERNATIONAL CORE PLUS......  0.00%          A         $208.61         26
EQ/INTERNATIONAL CORE PLUS......  0.60%          A         $153.52          3
EQ/INTERNATIONAL CORE PLUS......  0.00%          B         $135.18         82
EQ/INTERNATIONAL CORE PLUS......  0.60%          B         $124.35         97
EQ/INTERNATIONAL CORE PLUS......  0.80%          B         $121.42         --
EQ/INTERNATIONAL CORE PLUS......  0.90%          B         $119.44          7

EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $ 14.57         10
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $168.71        258
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          A         $151.61      1,352
EQ/INTERNATIONAL EQUITY INDEX...  0.80%          A         $123.96         12
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $143.69        133
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          B         $115.18         97
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          B         $112.60        327
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $105.78         --

EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $ 14.68         25
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $157.43          4
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $200.47         86
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          A         $145.78          3
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          B         $146.54        116
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $145.81          6

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $148.88       325
EQ/INTERNATIONAL VALUE PLUS.....  0.80%          B         $131.62         3
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $142.52        38

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $ 16.77         4
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $146.43         3
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $190.75         4
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          B         $178.19        29
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $113.80        10
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $162.15        77
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $157.11         2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $154.65        13

EQ/LARGE CAP CORE PLUS..........  0.00%          A         $ 16.07         1
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $149.59        --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $180.37         5
EQ/LARGE CAP CORE PLUS..........  0.60%          A         $128.79        --
EQ/LARGE CAP CORE PLUS..........  0.00%          B         $116.14        47
EQ/LARGE CAP CORE PLUS..........  0.60%          B         $107.03        44
EQ/LARGE CAP CORE PLUS..........  0.80%          B         $104.14        --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $102.72         2

EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $ 19.66        10
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $175.55         2
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $211.04        52
EQ/LARGE CAP GROWTH INDEX.......  0.60%          A         $143.95         1
EQ/LARGE CAP GROWTH INDEX.......  0.00%          B         $105.02       142
EQ/LARGE CAP GROWTH INDEX.......  0.60%          B         $ 96.78       780
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $ 94.17         7
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 92.89        38

EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $ 16.90         1
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $165.45        --
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $217.77        31
EQ/LARGE CAP GROWTH PLUS........  0.60%          A         $137.80         2
EQ/LARGE CAP GROWTH PLUS........  0.00%          B         $207.84        80
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $108.67        44
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $189.13       441
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $183.25         6
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $180.38        33

EQ/LARGE CAP VALUE INDEX........  0.00%          A         $ 63.99        36
EQ/LARGE CAP VALUE INDEX........  0.60%          A         $ 61.83        39
EQ/LARGE CAP VALUE INDEX........  0.80%          A         $ 61.13        --
EQ/LARGE CAP VALUE INDEX........  0.90%          A         $ 60.78        29
EQ/LARGE CAP VALUE INDEX........  0.00%          B         $ 73.72        48
EQ/LARGE CAP VALUE INDEX........  0.60%          B         $ 61.12        19

EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $ 14.95         1
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $126.23         5
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $128.67       156
EQ/LARGE CAP VALUE PLUS.........  0.00%          A         $170.37       257
EQ/LARGE CAP VALUE PLUS.........  0.60%          A         $120.45        14
EQ/LARGE CAP VALUE PLUS.........  0.60%          A         $137.52       964
EQ/LARGE CAP VALUE PLUS.........  0.80%          A         $115.57        24
EQ/LARGE CAP VALUE PLUS.........  0.90%          A         $131.64       153

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......  0.00%          B         $127.00        61
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $116.57         7
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $135.73       664
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $129.94        --

EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $ 11.00         7
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $109.64        23
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          A         $105.94        33
EQ/LORD ABBETT LARGE CAP CORE.  0.80%          A         $104.73        --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          A         $104.13         5
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          B         $138.52        19
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          B         $104.69        13

EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $106.88        69
EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $170.56        52
EQ/MFS INTERNATIONAL GROWTH...  0.60%          B         $103.28       143
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $102.10        --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $101.51        21

EQ/MID CAP INDEX..............  0.00%          A         $ 20.57        16
EQ/MID CAP INDEX..............  0.00%          A         $159.05         1
EQ/MID CAP INDEX..............  0.00%          A         $235.35        94
EQ/MID CAP INDEX..............  0.60%          A         $165.31         4
EQ/MID CAP INDEX..............  0.00%          B         $150.33        82
EQ/MID CAP INDEX..............  0.60%          B         $139.57       350
EQ/MID CAP INDEX..............  0.80%          B         $136.15         2
EQ/MID CAP INDEX..............  0.90%          B         $134.47        19

EQ/MID CAP VALUE PLUS.........  0.00%          A         $ 18.61        15
EQ/MID CAP VALUE PLUS.........  0.00%          A         $165.30         5
EQ/MID CAP VALUE PLUS.........  0.00%          A         $213.69        46
EQ/MID CAP VALUE PLUS.........  0.00%          A         $229.56       162
EQ/MID CAP VALUE PLUS.........  0.60%          A         $162.72         8
EQ/MID CAP VALUE PLUS.........  0.60%          A         $188.90        34
EQ/MID CAP VALUE PLUS.........  0.60%          A         $194.46       563
EQ/MID CAP VALUE PLUS.........  0.80%          A         $188.41         5
EQ/MID CAP VALUE PLUS.........  0.90%          A         $185.46        42
EQ/MID CAP VALUE PLUS.........  0.00%          B         $212.78        44

EQ/MONEY MARKET...............  0.00%          A         $ 10.04       267
EQ/MONEY MARKET...............  0.00%          A         $172.07       297
EQ/MONEY MARKET...............  0.60%          A         $247.35       348
EQ/MONEY MARKET...............  0.80%          A         $139.98         3
EQ/MONEY MARKET...............  0.90%          A         $155.07        36
EQ/MONEY MARKET...............  0.00%          B         $131.49       264
EQ/MONEY MARKET...............  0.60%          B         $126.69       261

EQ/MONTAG & CALDWELL GROWTH...  0.00%          A         $ 12.10        16
EQ/MONTAG & CALDWELL GROWTH...  0.00%          A         $128.97        18
EQ/MONTAG & CALDWELL GROWTH...  0.60%          A         $124.62        86
EQ/MONTAG & CALDWELL GROWTH...  0.80%          A         $123.19        --
EQ/MONTAG & CALDWELL GROWTH...  0.90%          A         $122.49         5
EQ/MONTAG & CALDWELL GROWTH...  0.00%          B         $157.47        54
EQ/MONTAG & CALDWELL GROWTH...  0.60%          B         $123.17        24

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $126.78        83
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $122.50       150
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $121.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $120.41        14
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $183.48        61
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $121.06        54

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $115.95        80
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $102.00         4
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $112.04       120
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $110.76         1
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $110.13        14
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $118.76        86
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $111.38        76

EQ/QUALITY BOND PLUS.............  0.00%          A         $ 12.03        28
EQ/QUALITY BOND PLUS.............  0.00%          A         $248.58        60
EQ/QUALITY BOND PLUS.............  0.60%          A         $208.85       145
EQ/QUALITY BOND PLUS.............  0.80%          A         $191.06         2
EQ/QUALITY BOND PLUS.............  0.90%          A         $197.04        24
EQ/QUALITY BOND PLUS.............  0.00%          B         $167.74        28
EQ/QUALITY BOND PLUS.............  0.60%          B         $154.25       128

EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 18.42        26
EQ/SMALL COMPANY INDEX...........  0.00%          A         $109.37         1
EQ/SMALL COMPANY INDEX...........  0.00%          A         $273.20        62
EQ/SMALL COMPANY INDEX...........  0.60%          A         $176.72        10
EQ/SMALL COMPANY INDEX...........  0.60%          A         $227.96        69
EQ/SMALL COMPANY INDEX...........  0.80%          A         $222.29        --
EQ/SMALL COMPANY INDEX...........  0.90%          A         $220.13         9
EQ/SMALL COMPANY INDEX...........  0.00%          B         $198.34        52
EQ/SMALL COMPANY INDEX...........  0.60%          B         $198.40         1
EQ/SMALL COMPANY INDEX...........  0.60%          B         $200.97        31
EQ/SMALL COMPANY INDEX...........  0.90%          B         $192.39        --

EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $ 19.77        12
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $113.81         4
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          A         $114.05        --
EQ/T. ROWE PRICE GROWTH STOCK....  0.60%          A         $110.09         1
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          B         $112.39        27
EQ/T. ROWE PRICE GROWTH STOCK....  0.00%          B         $133.60        72
EQ/T. ROWE PRICE GROWTH STOCK....  0.60%          B         $108.72       256
EQ/T. ROWE PRICE GROWTH STOCK....  0.80%          B         $107.52         1
EQ/T. ROWE PRICE GROWTH STOCK....  0.90%          B         $106.92        15

EQ/UBS GROWTH & INCOME...........  0.00%          B         $ 94.51         1
EQ/UBS GROWTH & INCOME...........  0.00%          B         $135.85        20
EQ/UBS GROWTH & INCOME...........  0.60%          B         $ 91.32        30
EQ/UBS GROWTH & INCOME...........  0.80%          B         $ 90.28        --
EQ/UBS GROWTH & INCOME...........  0.90%          B         $ 89.76         2

EQ/VAN KAMPEN COMSTOCK...........  0.00%          A         $101.10         8
EQ/VAN KAMPEN COMSTOCK...........  0.60%          A         $ 97.69        19
EQ/VAN KAMPEN COMSTOCK...........  0.80%          A         $ 96.57        --
EQ/VAN KAMPEN COMSTOCK...........  0.90%          A         $ 96.02         1
EQ/VAN KAMPEN COMSTOCK...........  0.00%          B         $128.75        20

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                 -------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          B         $ 96.54         6

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 19.22        35
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $180.95        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $255.11        28
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $145.96       156
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $130.53       238
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $131.13         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $129.38        13

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 16.87         6
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $174.50         8

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 18.22        68
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $120.54        64
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $228.62        57
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $118.60       108
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $117.96        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $117.64         6

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 17.54        20
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $186.49         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $ 17.35        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $125.38         8
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $170.33         3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.60%   SERVICE CLASS 2  $123.36        11
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.90%   SERVICE CLASS 2  $122.36        --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 20.20        29
FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $210.16        61

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 14.54       121
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $159.72       130

FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $ 19.10        23
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $115.75        27
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $304.30        51
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.60%   SERVICE CLASS 2  $113.89        29
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.80%   SERVICE CLASS 2  $113.28        --
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.90%   SERVICE CLASS 2  $112.97         2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $ 10.03       100
FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $100.27        10

FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 20.23         1
FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $183.08         4

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $ 23.98         1
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $245.95         2

FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.00%       CLASS 2      $128.73        88
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.60%       CLASS 2      $126.66       159
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.80%       CLASS 2      $125.97        --
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.90%       CLASS 2      $125.63         7

FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $ 12.17        34
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $121.69         8
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.60%       CLASS 2      $119.74         9
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.80%       CLASS 2      $119.09        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                  UNITS
                                           CONTRACT                            OUTSTANDING
                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                           -------- --------------- ---------- -----------
FRANKLIN SMALL CAP VALUE SECURITIES FUND..  0.90%      CLASS 2       $118.77        1

FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.00%      CLASS 2       $121.71       66
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.60%      CLASS 2       $119.76       81
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.80%      CLASS 2       $119.11       --
FRANKLIN STRATEGIC INCOME SECURITIES FUND.  0.90%      CLASS 2       $118.79       13

GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.00%   SERVICE SHARES   $119.75       18
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.60%   SERVICE SHARES   $117.82       35
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.80%   SERVICE SHARES   $117.18       --
GOLDMAN SACHS VIT MID CAP VALUE FUND......  0.90%   SERVICE SHARES   $116.87       11

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.00%     SERIES II      $ 10.92        3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....  0.00%     SERIES II      $109.24        3

INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.00%     SERIES II      $ 13.30       11
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.00%     SERIES II      $133.00       66
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.60%     SERIES II      $130.86       52
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.80%     SERIES II      $130.15       --
INVESCO V.I. GLOBAL REAL ESTATE FUND......  0.90%     SERIES II      $129.80        7

INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.00%     SERIES II      $ 11.84       72
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.00%     SERIES II      $118.36       55
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.60%     SERIES II      $116.45       69
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.80%     SERIES II      $115.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND....  0.90%     SERIES II      $115.51        4

INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.00%     SERIES II      $ 10.87        1
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.00%     SERIES II      $108.74       11
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.60%     SERIES II      $106.99       10
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.80%     SERIES II      $106.41       --
INVESCO V.I. MID CAP CORE EQUITY FUND.....  0.90%     SERIES II      $106.12       --

INVESCO V.I. SMALL CAP EQUITY FUND........  0.00%     SERIES II      $ 12.32        4
INVESCO V.I. SMALL CAP EQUITY FUND........  0.00%     SERIES II      $123.22       11
INVESCO V.I. SMALL CAP EQUITY FUND........  0.60%     SERIES II      $121.24       11
INVESCO V.I. SMALL CAP EQUITY FUND........  0.80%     SERIES II      $120.58       --
INVESCO V.I. SMALL CAP EQUITY FUND........  0.90%     SERIES II      $120.25       --

IVY FUNDS VIP DIVIDEND OPPORTUNITIES......  0.00%   COMMON SHARES    $ 11.54       11
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......  0.00%   COMMON SHARES    $115.43        2

IVY FUNDS VIP ENERGY......................  0.00%   COMMON SHARES    $ 10.55       12
IVY FUNDS VIP ENERGY......................  0.00%   COMMON SHARES    $105.52       31
IVY FUNDS VIP ENERGY......................  0.60%   COMMON SHARES    $103.82       38
IVY FUNDS VIP ENERGY......................  0.80%   COMMON SHARES    $103.26       --
IVY FUNDS VIP ENERGY......................  0.90%   COMMON SHARES    $102.98        3

IVY FUNDS VIP MID CAP GROWTH..............  0.00%   COMMON SHARES    $ 13.07       45
IVY FUNDS VIP MID CAP GROWTH..............  0.00%   COMMON SHARES    $130.74       46
IVY FUNDS VIP MID CAP GROWTH..............  0.60%   COMMON SHARES    $128.64       58
IVY FUNDS VIP MID CAP GROWTH..............  0.80%   COMMON SHARES    $127.95       --
IVY FUNDS VIP MID CAP GROWTH..............  0.90%   COMMON SHARES    $127.60        4

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......  0.00%   COMMON SHARES    $ 12.75       13
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......  0.00%   COMMON SHARES    $127.45       20

IVY FUNDS VIP SMALL CAP GROWTH............  0.00%   COMMON SHARES    $ 10.67        2
IVY FUNDS VIP SMALL CAP GROWTH............  0.00%   COMMON SHARES    $106.73       17
IVY FUNDS VIP SMALL CAP GROWTH............  0.60%   COMMON SHARES    $105.02       20

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                     -------- --------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $104.45        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $104.16         1

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 11.41        24
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $114.08       196
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.60%   SERVICE SHARES   $112.25       184
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $111.64        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $111.34        10

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $ 12.17        33
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $121.68       144
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.60%   SERVICE CLASS    $119.72        81
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $119.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $118.75         5

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.00%   SERVICE CLASS    $123.91         3
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.60%   SERVICE CLASS    $121.92         9
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $121.26        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $120.93        --

MFS(R) INVESTORS TRUST SERIES.......................  0.00%   SERVICE CLASS    $119.12         2
MFS(R) INVESTORS TRUST SERIES.......................  0.60%   SERVICE CLASS    $117.21         3
MFS(R) INVESTORS TRUST SERIES.......................  0.80%   SERVICE CLASS    $116.57        --

MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $ 13.43        32
MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $134.30         4

MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 17.64         7
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 99.81         1
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $183.58       210
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $141.50         6
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $718.68       349
MULTIMANAGER AGGRESSIVE EQUITY......................  0.80%         A          $105.50        23
MULTIMANAGER AGGRESSIVE EQUITY......................  0.90%         A          $189.20       103
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         B          $ 93.54        51
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         B          $ 86.53       184

MULTIMANAGER CORE BOND..............................  0.00%         A          $ 13.37        12
MULTIMANAGER CORE BOND..............................  0.00%         A          $157.81         4
MULTIMANAGER CORE BOND..............................  0.00%         A          $167.01       137
MULTIMANAGER CORE BOND..............................  0.60%         A          $164.86         6
MULTIMANAGER CORE BOND..............................  0.00%         B          $172.07       103
MULTIMANAGER CORE BOND..............................  0.60%         B          $161.05       262
MULTIMANAGER CORE BOND..............................  0.80%         B          $157.52         1
MULTIMANAGER CORE BOND..............................  0.90%         B          $155.78        21

MULTIMANAGER INTERNATIONAL EQUITY...................  0.00%         A          $199.29        59
MULTIMANAGER INTERNATIONAL EQUITY...................  0.60%         A          $140.81         3
MULTIMANAGER INTERNATIONAL EQUITY...................  0.00%         B          $187.08        37
MULTIMANAGER INTERNATIONAL EQUITY...................  0.60%         B          $135.09       185
MULTIMANAGER INTERNATIONAL EQUITY...................  0.80%         B          $173.08        --
MULTIMANAGER INTERNATIONAL EQUITY...................  0.90%         B          $130.68        12

MULTIMANAGER LARGE CAP CORE EQUITY..................  0.00%         A          $183.39        18
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.60%         A          $126.96        --
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.00%         B          $163.36         8
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.60%         B          $122.96        24
MULTIMANAGER LARGE CAP CORE EQUITY..................  0.80%         B          $151.14        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $118.94         1

MULTIMANAGER LARGE CAP VALUE.......  0.00%          A         $202.97        43
MULTIMANAGER LARGE CAP VALUE.......  0.60%          A         $143.93         4
MULTIMANAGER LARGE CAP VALUE.......  0.00%          B         $183.60        24
MULTIMANAGER LARGE CAP VALUE.......  0.60%          B         $141.51        92
MULTIMANAGER LARGE CAP VALUE.......  0.80%          B         $169.86        --
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $136.88         6

MULTIMANAGER MID CAP GROWTH........  0.00%          A         $247.82        38
MULTIMANAGER MID CAP GROWTH........  0.60%          A         $141.79         1
MULTIMANAGER MID CAP GROWTH........  0.00%          B         $218.86        10
MULTIMANAGER MID CAP GROWTH........  0.60%          B         $132.24       107
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $202.47        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $127.92        12

MULTIMANAGER MID CAP VALUE.........  0.00%          A         $ 19.57        11
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $172.21         3
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $261.60        36
MULTIMANAGER MID CAP VALUE.........  0.60%          A         $162.58         2
MULTIMANAGER MID CAP VALUE.........  0.00%          B         $171.37        34
MULTIMANAGER MID CAP VALUE.........  0.60%          B         $160.39       163
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $156.87         1
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $155.14        13

MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $ 13.90        13
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $226.26       134
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          A         $386.59       139
MULTIMANAGER MULTI-SECTOR BOND.....  0.80%          A         $153.75         4
MULTIMANAGER MULTI-SECTOR BOND.....  0.90%          A         $229.40        27
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          B         $136.68        32
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          B         $108.72       121

MULTIMANAGER SMALL CAP GROWTH......  0.00%          B         $ 89.87         1
MULTIMANAGER SMALL CAP GROWTH......  0.00%          B         $131.78        44
MULTIMANAGER SMALL CAP GROWTH......  0.60%          B         $ 86.87        22
MULTIMANAGER SMALL CAP GROWTH......  0.80%          B         $ 85.89        --
MULTIMANAGER SMALL CAP GROWTH......  0.90%          B         $ 85.41         2

MULTIMANAGER SMALL CAP VALUE.......  0.00%          A         $205.33        56
MULTIMANAGER SMALL CAP VALUE.......  0.60%          A         $194.22         5
MULTIMANAGER SMALL CAP VALUE.......  0.00%          B         $215.42        15
MULTIMANAGER SMALL CAP VALUE.......  0.60%          B         $193.72         3
MULTIMANAGER SMALL CAP VALUE.......  0.60%          B         $198.96        51
MULTIMANAGER SMALL CAP VALUE.......  0.80%          B         $193.49        --
MULTIMANAGER SMALL CAP VALUE.......  0.90%          B         $190.46        --
MULTIMANAGER SMALL CAP VALUE.......  0.90%          B         $190.90         4

MULTIMANAGER TECHNOLOGY............  0.00%          A         $ 20.40         3
MULTIMANAGER TECHNOLOGY............  0.00%          A         $285.13        41
MULTIMANAGER TECHNOLOGY............  0.60%          A         $149.27         3
MULTIMANAGER TECHNOLOGY............  0.00%          B         $231.80        41
MULTIMANAGER TECHNOLOGY............  0.60%          B         $133.73       346
MULTIMANAGER TECHNOLOGY............  0.80%          B         $214.45         1
MULTIMANAGER TECHNOLOGY............  0.90%          B         $129.35        15

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $ 11.64        20
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $116.44        51
MUTUAL SHARES SECURITIES FUND.........................  0.60%       CLASS 2      $114.57        19
MUTUAL SHARES SECURITIES FUND.........................  0.80%       CLASS 2      $113.95        --
MUTUAL SHARES SECURITIES FUND.........................  0.90%       CLASS 2      $113.64         1

NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 20.25         9
NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 78.73       166

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.00%    ADVISOR CLASS   $120.72        49
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.60%    ADVISOR CLASS   $118.78        33
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.80%    ADVISOR CLASS   $118.14        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $117.82         6

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $ 12.74        49
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $127.44       202
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.60%    ADVISOR CLASS   $125.39       106
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.80%    ADVISOR CLASS   $124.71         1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.90%    ADVISOR CLASS   $124.37         8

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $ 11.86       238
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $118.59       336
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.60%    ADVISOR CLASS   $116.69       224
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.80%    ADVISOR CLASS   $116.06         1
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.90%    ADVISOR CLASS   $115.74        17

T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.00%      CLASS II      $118.74        32
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.60%      CLASS II      $116.83        75
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.80%      CLASS II      $116.20        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........  0.90%      CLASS II      $115.89         4

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  0.00%      CLASS II      $ 15.40         7
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO...............  0.00%      CLASS II      $154.03        15

TARGET 2015 ALLOCATION................................  0.00%          B         $ 14.81         1
TARGET 2015 ALLOCATION................................  0.00%          B         $116.39         6

TARGET 2025 ALLOCATION................................  0.00%          B         $ 15.39        16
TARGET 2025 ALLOCATION................................  0.00%          B         $114.50         7

TARGET 2035 ALLOCATION................................  0.00%          B         $ 15.83         7
TARGET 2035 ALLOCATION................................  0.00%          B         $113.37         1

TARGET 2045 ALLOCATION................................  0.00%          B         $ 16.20         7
TARGET 2045 ALLOCATION................................  0.00%          B         $111.22         2

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.00%       CLASS 2      $108.20        37
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.60%       CLASS 2      $106.46        41
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.80%       CLASS 2      $105.89        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........  0.90%       CLASS 2      $105.60        13

TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.00%       CLASS 2      $ 12.00        26
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.00%       CLASS 2      $119.95       162
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.60%       CLASS 2      $118.03       426
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.80%       CLASS 2      $117.39         1
TEMPLETON GLOBAL BOND SECURITIES FUND.................  0.90%       CLASS 2      $117.07        12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                                        UNITS
                                            CONTRACT                                 OUTSTANDING
                                            CHARGES*     SHARE CLASS**    UNIT VALUE (000'S)/+/
                                            -------- -------------------- ---------- -----------
TEMPLETON GROWTH SECURITIES FUND...........  0.00%         CLASS 2         $117.56        5
TEMPLETON GROWTH SECURITIES FUND...........  0.60%         CLASS 2         $115.67        6
TEMPLETON GROWTH SECURITIES FUND...........  0.80%         CLASS 2         $115.04       --
TEMPLETON GROWTH SECURITIES FUND...........  0.90%         CLASS 2         $114.73       --

VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.00%      CLASS S SHARES     $100.63       50
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.60%      CLASS S SHARES     $ 99.01       64
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.80%      CLASS S SHARES     $ 98.48       --
VAN ECK VIP GLOBAL HARD ASSETS FUND........  0.90%      CLASS S SHARES     $ 98.21        4

VANGUARD VARIABLE INSURANCE FUND -- EQUITY
 INDEX PORTFOLIO...........................  0.60%   INVESTOR SHARE CLASS  $142.42       33

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the Portfolio that the Variable
   Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                       AMERICAN CENTURY
                                                          ALL ASSET    VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                        GROWTH-ALT 20*       FUND        ALLOCATION*    STRATEGY*
                                                        -------------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $162,868       $  319,907     $ 1,007,612     $ 66,617
  Expenses:
   Asset-based charges.................................      25,433           25,879         266,153           --
                                                           --------       ----------     -----------     --------

NET INVESTMENT INCOME (LOSS)...........................     137,435          294,028         741,459       66,617
                                                           --------       ----------     -----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (7,938)         381,960      (4,180,331)      (3,849)
   Realized gain distribution from The Trusts..........     247,611          959,255       1,589,300           --
                                                           --------       ----------     -----------     --------
  Net realized gain (loss).............................     239,673        1,341,215      (2,591,031)      (3,849)
                                                           --------       ----------     -----------     --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     476,315          952,889      17,269,235      467,392
                                                           --------       ----------     -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     715,988        2,294,104      14,678,204      463,543
                                                           --------       ----------     -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $853,423       $2,588,132     $15,419,663     $530,160
                                                           ========       ==========     ===========     ========

                                                        AXA CONSERVATIVE AXA CONSERVATIVE
                                                          ALLOCATION*    GROWTH STRATEGY*
                                                        ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  325,264        $ 24,829
  Expenses:
   Asset-based charges.................................       156,930              --
                                                           ----------        --------

NET INVESTMENT INCOME (LOSS)...........................       168,334          24,829
                                                           ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       (13,233)            895
   Realized gain distribution from The Trusts..........       537,988              --
                                                           ----------        --------
  Net realized gain (loss).............................       524,755             895
                                                           ----------        --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       907,606         102,862
                                                           ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     1,432,361         103,757
                                                           ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $1,600,695        $128,586
                                                           ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                        AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                           STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                        ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $12,790         $  276,663      $ 92,345  $ 7,991,484
  Expenses:
   Asset-based charges.................................          --            106,247            --    5,550,026
                                                            -------         ----------      --------  -----------

NET INVESTMENT INCOME (LOSS)...........................      12,790            170,416        92,345    2,441,458
                                                            -------         ----------      --------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      10,229            (66,054)      (13,186)  (6,979,933)
   Realized gain distribution from The Trusts..........          --            468,676            --   12,009,602
                                                            -------         ----------      --------  -----------
  Net realized gain (loss).............................      10,229            402,622       (13,186)   5,029,669
                                                            -------         ----------      --------  -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      21,605          1,753,744       920,829   75,524,282
                                                            -------         ----------      --------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      31,834          2,156,366       907,643   80,553,951
                                                            -------         ----------      --------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $44,624         $2,326,782      $999,988  $82,995,409
                                                            =======         ==========      ========  ===========

                                                          AXA MODERATE   AXA MODERATE-PLUS
                                                        GROWTH STRATEGY*    ALLOCATION*
                                                        ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  224,880      $  2,960,307
  Expenses:
   Asset-based charges.................................            --           930,046
                                                           ----------      ------------

NET INVESTMENT INCOME (LOSS)...........................       224,880         2,030,261
                                                           ----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       133,951       (17,129,138)
   Realized gain distribution from The Trusts..........            --         5,823,269
                                                           ----------      ------------
  Net realized gain (loss).............................       133,951       (11,305,869)
                                                           ----------      ------------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     1,940,349        49,424,051
                                                           ----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     2,074,300        38,118,182
                                                           ----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $2,299,180      $ 40,148,443
                                                           ==========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                                 AXA TACTICAL
                                                        AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER
                                                        MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*
                                                        ------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $  3,691     $ 10,386     $  3,852       $ 10,575
  Expenses:
   Asset-based charges.................................     13,595        4,445        4,268          6,760
                                                          --------     --------     --------       --------

NET INVESTMENT INCOME (LOSS)...........................     (9,904)       5,941         (416)         3,815
                                                          --------     --------     --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    (15,468)      18,510       (6,852)       (34,083)
   Realized gain distribution from The Trusts..........     13,480       23,683       15,580             --
                                                          --------     --------     --------       --------
  Net realized gain (loss).............................     (1,988)      42,193        8,728        (34,083)
                                                          --------     --------     --------       --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................    372,340      154,841      147,297        284,944
                                                          --------     --------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.    370,352      197,034      156,025        250,861
                                                          --------     --------     --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................   $360,448     $202,975     $155,609       $254,676
                                                          ========     ========     ========       ========

                                                                             EQ/ALLIANCEBERNSTE
                                                          BLACKROCK GLOBAL      IN SMALL CAP
                                                        ALLOCATION V.I. FUND      GROWTH*
                                                        -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................      $  92,652          $   380,801
  Expenses:
   Asset-based charges.................................             --              857,548
                                                             ---------          -----------

NET INVESTMENT INCOME (LOSS)...........................         92,652             (476,747)
                                                             ---------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       (388,671)           8,107,432
   Realized gain distribution from The Trusts..........         20,899           10,370,135
                                                             ---------          -----------
  Net realized gain (loss).............................       (367,772)          18,477,567
                                                             ---------          -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................        860,242            8,166,941
                                                             ---------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.        492,470           26,644,508
                                                             ---------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $ 585,122          $26,167,761
                                                             =========          ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                               EQ/CALVERT  EQ/CAPITAL
                                                        EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN
                                                          VALUE EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*
                                                        ------------------ ------------------ ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $ 2,508,463         $  309,511       $  9,740   $   790,163
  Expenses:
   Asset-based charges.................................        644,491             38,789          2,622       436,013
                                                           -----------         ----------       --------   -----------

NET INVESTMENT INCOME (LOSS)...........................      1,863,972            270,722          7,118       354,150
                                                           -----------         ----------       --------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      2,412,022            420,742         72,033     1,176,480
   Realized gain distribution from The Trusts..........             --            187,526             --            --
                                                           -----------         ----------       --------   -----------
  Net realized gain (loss).............................      2,412,022            608,268         72,033     1,176,480
                                                           -----------         ----------       --------   -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     16,967,042          1,331,270         50,022    11,932,224
                                                           -----------         ----------       --------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     19,379,064          1,939,538        122,055    13,108,704
                                                           -----------         ----------       --------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $21,243,036         $2,210,260       $129,173   $13,462,854
                                                           ===========         ==========       ========   ===========

                                                        EQ/COMMON STOCK
                                                            INDEX*      EQ/CORE BOND INDEX*
                                                        --------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................  $ 20,673,161       $  788,468
  Expenses:
   Asset-based charges.................................     7,243,064          168,327
                                                         ------------       ----------

NET INVESTMENT INCOME (LOSS)...........................    13,430,097          620,141
                                                         ------------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    (9,418,018)        (160,483)
   Realized gain distribution from The Trusts..........            --               --
                                                         ------------       ----------
  Net realized gain (loss).............................    (9,418,018)        (160,483)
                                                         ------------       ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................   181,101,662        1,070,926
                                                         ------------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.   171,683,644          910,443
                                                         ------------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................  $185,113,741       $1,530,584
                                                         ============       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                             EQ/EQUITY GROWTH EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                        EQ/EQUITY 500 INDEX*      PLUS*       AND ACQUISITIONS* COMPANY VALUE*
                                                        -------------------- ---------------- ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 9,288,519        $   587,985        $     --       $ 1,246,121
  Expenses:
   Asset-based charges.................................       2,208,683            341,517          42,405           301,158
                                                            -----------        -----------        --------       -----------

NET INVESTMENT INCOME (LOSS)...........................       7,079,836            246,468         (42,405)          944,963
                                                            -----------        -----------        --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       7,660,764          1,289,541         148,388         4,205,949
   Realized gain distribution from The Trusts..........         233,988                 --         267,358         2,664,201
                                                            -----------        -----------        --------       -----------
  Net realized gain (loss).............................       7,894,752          1,289,541         415,746         6,870,150
                                                            -----------        -----------        --------       -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      57,323,701         11,375,612         208,976         7,969,546
                                                            -----------        -----------        --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      65,218,453         12,665,153         624,722        14,839,696
                                                            -----------        -----------        --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $72,298,289        $12,911,621        $582,317       $15,784,659
                                                            ===========        ===========        ========       ===========

                                                        EQ/GLOBAL BOND EQ/GLOBAL MULTI-
                                                            PLUS*       SECTOR EQUITY*
                                                        -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $ 339,682      $ 2,127,094
  Expenses:
   Asset-based charges.................................      75,133          595,628
                                                          ---------      -----------

NET INVESTMENT INCOME (LOSS)...........................     264,549        1,531,466
                                                          ---------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     101,426       (9,888,260)
   Realized gain distribution from The Trusts..........     877,769               --
                                                          ---------      -----------
  Net realized gain (loss).............................     979,195       (9,888,260)
                                                          ---------      -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................    (452,965)      33,174,562
                                                          ---------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     526,230       23,286,302
                                                          ---------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................   $ 790,779      $24,817,768
                                                          =========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                        GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                        ---------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  237,118       $  429,804      $  9,138,312     $ 1,579,460
  Expenses:
   Asset-based charges.................................       377,323           85,126         1,589,884         348,777
                                                           ----------       ----------      ------------     -----------

NET INVESTMENT INCOME (LOSS)...........................      (140,205)         344,678         7,548,428       1,230,683
                                                           ----------       ----------      ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       772,958          343,068       (11,038,264)     (4,286,418)
   Realized gain distribution from The Trusts..........       364,287               --                --              --
                                                           ----------       ----------      ------------     -----------
  Net realized gain (loss).............................     1,137,245          343,068       (11,038,264)     (4,286,418)
                                                           ----------       ----------      ------------     -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      (404,177)       3,581,802        49,408,992      17,505,644
                                                           ----------       ----------      ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       733,068        3,924,870        38,370,728      13,219,226
                                                           ----------       ----------      ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $  592,863       $4,269,548      $ 45,919,156     $14,449,909
                                                           ==========       ==========      ============     ===========

                                                        EQ/JPMORGAN VALUE EQ/LARGE CAP
                                                         OPPORTUNITIES*    CORE PLUS*
                                                        ----------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  212,667      $  124,255
  Expenses:
   Asset-based charges.................................       104,485          31,198
                                                           ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................       108,182          93,057
                                                           ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (370,358)       (146,600)
   Realized gain distribution from The Trusts..........            --         849,805
                                                           ----------      ----------
  Net realized gain (loss).............................      (370,358)        703,205
                                                           ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     3,552,213         395,979
                                                           ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     3,181,855       1,099,184
                                                           ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $3,290,037      $1,192,241
                                                           ==========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012



                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP VALUE
                                                                   GROWTH INDEX* GROWTH PLUS*       INDEX*
                                                                   ------------- ------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 1,306,765  $   697,929      $  216,198
  Expenses:
   Asset-based charges............................................      504,732      622,364          39,965
                                                                    -----------  -----------      ----------

NET INVESTMENT INCOME (LOSS)......................................      802,033       75,565         176,233
                                                                    -----------  -----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    4,179,506    3,909,353         410,578
   Realized gain distribution from The Trusts.....................           --           --              --
                                                                    -----------  -----------      ----------
  Net realized gain (loss)........................................    4,179,506    3,909,353         410,578
                                                                    -----------  -----------      ----------

  Change in unrealized appreciation (depreciation) of investments.    9,110,090   11,046,690       1,040,950
                                                                    -----------  -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   13,289,596   14,956,043       1,451,528
                                                                    -----------  -----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................  $14,091,629  $15,031,608      $1,627,761
                                                                    ===========  ===========      ==========

                                                                                                         EQ/MFS
                                                                   EQ/LARGE CAP VALUE EQ/LORD ABBETT  INTERNATIONAL
                                                                         PLUS*        LARGE CAP CORE*    GROWTH*
                                                                   ------------------ --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  5,004,770      $  123,197     $  303,184
  Expenses:
   Asset-based charges............................................       1,578,527          37,560        104,781
                                                                      ------------      ----------     ----------

NET INVESTMENT INCOME (LOSS)......................................       3,426,243          85,637        198,403
                                                                      ------------      ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (15,756,610)      1,131,925        854,851
   Realized gain distribution from The Trusts.....................              --              --             --
                                                                      ------------      ----------     ----------
  Net realized gain (loss)........................................     (15,756,610)      1,131,925        854,851
                                                                      ------------      ----------     ----------

  Change in unrealized appreciation (depreciation) of investments.      58,009,894       1,063,358      4,241,687
                                                                      ------------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      42,253,284       2,195,283      5,096,538
                                                                      ------------      ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $ 45,679,527      $2,280,920     $5,294,941
                                                                      ============      ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                          EQ/MID CAP VALUE                    EQ/MONTAG &
                                                        EQ/MID CAP INDEX*      PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                        ----------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $   834,775      $ 2,187,495       $      --        $  228,178
  Expenses:
   Asset-based charges.................................        325,677          787,732         848,924            96,528
                                                           -----------      -----------       ---------        ----------

NET INVESTMENT INCOME (LOSS)...........................        509,098        1,399,763        (848,924)          131,650
                                                           -----------      -----------       ---------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     (1,788,798)       4,139,054          (3,950)        1,955,476
   Realized gain distribution from The Trusts..........             --               --              --                --
                                                           -----------      -----------       ---------        ----------
  Net realized gain (loss).............................     (1,788,798)       4,139,054          (3,950)        1,955,476
                                                           -----------      -----------       ---------        ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     14,648,907       24,638,885           5,772           955,292
                                                           -----------      -----------       ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     12,860,109       28,777,939           1,822         2,910,768
                                                           -----------      -----------       ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $13,369,207      $30,177,702       $(847,102)       $3,042,418
                                                           ===========      ===========       =========        ==========

                                                        EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                         MID CAP GROWTH*   SHORT BOND*
                                                        ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $  227,774        $256,227
  Expenses:
   Asset-based charges.................................       196,884         148,453
                                                           ----------        --------

NET INVESTMENT INCOME (LOSS)...........................        30,890         107,774
                                                           ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     3,310,938          47,949
   Realized gain distribution from The Trusts..........       815,071              --
                                                           ----------        --------
  Net realized gain (loss).............................     4,126,009          47,949
                                                           ----------        --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      (110,046)        340,698
                                                           ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     4,015,963         388,647
                                                           ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................    $4,046,853        $496,421
                                                           ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                                        PLUS*           INDEX*       GROWTH STOCK*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   474,629     $   792,990       $       --
  Expenses:
   Asset-based charges............................................       366,908         162,488          177,485
                                                                     -----------     -----------       ----------

NET INVESTMENT INCOME (LOSS)......................................       107,721         630,502         (177,485)
                                                                     -----------     -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,216,917)     (1,133,560)       2,519,598
   Realized gain distribution from The Trusts.....................            --       3,167,919               --
                                                                     -----------     -----------       ----------
  Net realized gain (loss)........................................    (1,216,917)      2,034,359        2,519,598
                                                                     -----------     -----------       ----------

  Change in unrealized appreciation (depreciation) of investments.     2,801,353       5,076,273        3,911,574
                                                                     -----------     -----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,584,436       7,110,632        6,431,172
                                                                     -----------     -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $ 1,692,157     $ 7,741,134       $6,253,687
                                                                     ===========     ===========       ==========

                                                                   EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                       INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                                   --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 48,255       $ 71,312     $     8,435
  Expenses:
   Asset-based charges............................................      17,592         15,200         195,949
                                                                      --------       --------     -----------

NET INVESTMENT INCOME (LOSS)......................................      30,663         56,112        (187,514)
                                                                      --------       --------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     100,596        237,997       3,864,439
   Realized gain distribution from The Trusts.....................          --             --       2,166,038
                                                                      --------       --------     -----------
  Net realized gain (loss)........................................     100,596        237,997       6,030,477
                                                                      --------       --------     -----------

  Change in unrealized appreciation (depreciation) of investments.     467,898        639,497       6,555,318
                                                                      --------       --------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     568,494        877,494      12,585,795
                                                                      --------       --------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $599,157       $933,606     $12,398,281
                                                                      ========       ========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                   FIDELITY(R) VIP ASSET FIDELITY(R) VIP FIDELITY(R) VIP
                                                                      MANAGER: GROWTH     CONTRAFUND(R)   EQUITY-INCOME
                                                                         PORTFOLIO          PORTFOLIO       PORTFOLIO
                                                                   --------------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 17,183          $  400,482       $ 28,487
  Expenses:
   Asset-based charges............................................             --              77,235             --
                                                                         --------          ----------       --------

NET INVESTMENT INCOME (LOSS)......................................         17,183             323,247         28,487
                                                                         --------          ----------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (7,252)          1,339,314         50,126
   Realized gain distribution from The Trusts.....................          5,659                  --         68,376
                                                                         --------          ----------       --------
  Net realized gain (loss)........................................         (1,593)          1,339,314        118,502
                                                                         --------          ----------       --------

  Change in unrealized appreciation (depreciation) of investments.        187,502           3,207,044         25,558
                                                                         --------          ----------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        185,909           4,546,358        144,060
                                                                         --------          ----------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................       $203,092          $4,869,605       $172,547
                                                                         ========          ==========       ========

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                   GROWTH & INCOME   HIGH INCOME   INVESTMENT GRADE
                                                                      PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
                                                                   --------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 63,835       $  794,908       $ 491,744
  Expenses:
   Asset-based charges............................................       7,028               --              --
                                                                      --------       ----------       ---------

NET INVESTMENT INCOME (LOSS)......................................      56,807          794,908         491,744
                                                                      --------       ----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     169,751           53,456         124,982
   Realized gain distribution from The Trusts.....................       1,535               --         555,865
                                                                      --------       ----------       ---------
  Net realized gain (loss)........................................     171,286           53,456         680,847
                                                                      --------       ----------       ---------

  Change in unrealized appreciation (depreciation) of investments.     146,656          628,768        (444,465)
                                                                      --------       ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     317,942          682,224         236,382
                                                                      --------       ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $374,749       $1,477,132       $ 728,126
                                                                      ========       ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012



                                                        FIDELITY(R) VIP MID CAP FIDELITY(R) VIP MONEY FIDELITY(R) VIP VALUE
                                                               PORTFOLIO          MARKET PORTFOLIO          PORTFOLIO
                                                        ----------------------- --------------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................       $   89,781                $112                $ 11,369
  Expenses:
   Asset-based charges.................................           20,078                  --                      --
                                                              ----------                ----                --------

NET INVESTMENT INCOME (LOSS)...........................           69,703                 112                  11,369
                                                              ----------                ----                --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        1,167,685                  (4)                  8,624
   Realized gain distribution from The Trusts..........        1,847,206                  --                      --
                                                              ----------                ----                --------
  Net realized gain (loss).............................        3,014,891                  (4)                  8,624
                                                              ----------                ----                --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................          210,626                  --                  95,194
                                                              ----------                ----                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................        3,225,517                  (4)                103,818
                                                              ----------                ----                --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................       $3,295,220                $108                $115,187
                                                              ==========                ====                ========

                                                        FIDELITY(R) VIP VALUE FRANKLIN RISING FRANKLIN SMALL CAP
                                                             STRATEGIES          DIVIDENDS     VALUE SECURITIES
                                                              PORTFOLIO       SECURITIES FUND        FUND
                                                        --------------------- --------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................        $ 1,579          $  437,258         $ 19,612
  Expenses:
   Asset-based charges.................................             --             114,653            6,871
                                                               -------          ----------         --------

NET INVESTMENT INCOME (LOSS)...........................          1,579             322,605           12,741
                                                               -------          ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         16,431             530,217           41,819
   Realized gain distribution from The Trusts..........             --                  --               --
                                                               -------          ----------         --------
  Net realized gain (loss).............................         16,431             530,217           41,819
                                                               -------          ----------         --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................         67,585           2,025,054          318,953
                                                               -------          ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................         84,016           2,555,271          360,772
                                                               -------          ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................        $85,595          $2,877,876         $373,513
                                                               =======          ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        FRANKLIN STRATEGIC                        INVESCO V.I.
                                                        INCOME SECURITIES  GOLDMAN SACHS VIT  DIVERSIFIED DIVIDEND
                                                               FUND        MID CAP VALUE FUND         FUND
                                                        ------------------ ------------------ --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $1,028,398          $ 68,709            $ 2,734
  Expenses:
   Asset-based charges.................................         58,676            26,837                 --
                                                            ----------          --------            -------

NET INVESTMENT INCOME (LOSS)...........................        969,722            41,872              2,734
                                                            ----------          --------            -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        (57,786)          109,608              4,987
   Realized gain distribution from The Trusts..........         17,284                --                 --
                                                            ----------          --------            -------
  Net realized gain (loss).............................        (40,502)          109,608              4,987
                                                            ----------          --------            -------

  Change in unrealized appreciation (depreciation) of
   investments.........................................        758,825           770,439             20,281
                                                            ----------          --------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.        718,323           880,047             25,268
                                                            ----------          --------            -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $1,688,045          $921,919            $28,002
                                                            ==========          ========            =======

                                                                            INVESCO V.I.
                                                        INVESCO V.I. GLOBAL INTERNATIONAL INVESCO V.I. MID CAP
                                                         REAL ESTATE FUND    GROWTH FUND    CORE EQUITY FUND
                                                        ------------------- ------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $   66,405       $  204,890         $     --
  Expenses:
   Asset-based charges.................................         37,888           45,848            6,193
                                                            ----------       ----------         --------

NET INVESTMENT INCOME (LOSS)...........................         28,517          159,042           (6,193)
                                                            ----------       ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        344,102           39,679          (51,187)
   Realized gain distribution from The Trusts..........             --               --           20,463
                                                            ----------       ----------         --------
  Net realized gain (loss).............................        344,102           39,679          (30,724)
                                                            ----------       ----------         --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      2,395,278        1,797,872          277,067
                                                            ----------       ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      2,739,380        1,837,551          246,343
                                                            ----------       ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $2,767,897       $1,996,593         $240,150
                                                            ==========       ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                                      IVY FUNDS VIP
                                                                   INVESCO V.I. SMALL   DIVIDEND    IVY FUNDS VIP
                                                                    CAP EQUITY FUND   OPPORTUNITIES    ENERGY
                                                                   ------------------ ------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $     --        $  9,513      $      --
  Expenses:
   Asset-based charges............................................        10,424              --         29,636
                                                                        --------        --------      ---------

NET INVESTMENT INCOME (LOSS)......................................       (10,424)          9,513        (29,636)
                                                                        --------        --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         3,156          62,041       (620,862)
   Realized gain distribution from The Trusts.....................            --              --             --
                                                                        --------        --------      ---------
  Net realized gain (loss)........................................         3,156          62,041       (620,862)
                                                                        --------        --------      ---------

  Change in unrealized appreciation (depreciation) of investments.       349,215         103,008        675,116
                                                                        --------        --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       352,371         165,049         54,254
                                                                        --------        --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................      $341,947        $174,562      $  24,618
                                                                        ========        ========      =========

                                                                                     IVY FUNDS VIP
                                                                   IVY FUNDS VIP MID  SCIENCE AND  IVY FUNDS VIP SMALL
                                                                      CAP GROWTH      TECHNOLOGY       CAP GROWTH
                                                                   ----------------- ------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --       $      --        $      --
  Expenses:
   Asset-based charges............................................        45,584              --           15,032
                                                                      ----------       ---------        ---------

NET INVESTMENT INCOME (LOSS)......................................       (45,584)             --          (15,032)
                                                                      ----------       ---------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (275,669)       (209,051)        (184,373)
   Realized gain distribution from The Trusts.....................     1,431,533         301,753           97,537
                                                                      ----------       ---------        ---------
  Net realized gain (loss)........................................     1,155,864          92,702          (86,836)
                                                                      ----------       ---------        ---------

  Change in unrealized appreciation (depreciation) of investments.       395,827         829,615          293,417
                                                                      ----------       ---------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,551,691         922,317          206,581
                                                                      ----------       ---------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $1,506,107       $ 922,317        $ 191,549
                                                                      ==========       =========        =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                        EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS
                                                        EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES        TRUST SERIES
                                                        ----------------- -------------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $   687,526         $  388,987          $  2,769         $ 4,194
  Expenses:
   Asset-based charges.................................        125,312             57,200             5,330           1,573
                                                           -----------         ----------          --------         -------

NET INVESTMENT INCOME (LOSS)...........................        562,214            331,787            (2,561)          2,621
                                                           -----------         ----------          --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................     (1,211,255)           604,541            31,561          19,100
   Realized gain distribution from The Trusts..........        499,154                 --            61,016              --
                                                           -----------         ----------          --------         -------
  Net realized gain (loss).............................       (712,101)           604,541            92,577          19,100
                                                           -----------         ----------          --------         -------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      7,605,260          3,005,750            59,814          39,398
                                                           -----------         ----------          --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.      6,893,159          3,610,291           152,391          58,498
                                                           -----------         ----------          --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $ 7,455,373         $3,942,078          $149,830         $61,119
                                                           ===========         ==========          ========         =======

                                                        MFS(R) UTILITIES    MULTIMANAGER
                                                             SERIES      AGGRESSIVE EQUITY*
                                                        ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 73,703        $   795,617
  Expenses:
   Asset-based charges.................................           --          1,876,046
                                                            --------        -----------

NET INVESTMENT INCOME (LOSS)...........................       73,703         (1,080,429)
                                                            --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       29,177          5,735,806
   Realized gain distribution from The Trusts..........           --                 --
                                                            --------        -----------
  Net realized gain (loss).............................       29,177          5,735,806
                                                            --------        -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       20,994         38,657,448
                                                            --------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.       50,171         44,393,254
                                                            --------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $123,874        $43,312,825
                                                            ========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                                          MULTIMANAGER   MULTIMANAGER
                                                        MULTIMANAGER CORE INTERNATIONAL LARGE CAP CORE   MULTIMANAGER
                                                              BOND*          EQUITY*       EQUITY*     LARGE CAP VALUE*
                                                        ----------------- ------------- -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $ 1,867,137     $   623,758    $   45,462      $  332,015
  Expenses:
   Asset-based charges.................................        313,494         158,901        20,340          91,219
                                                           -----------     -----------    ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................      1,553,643         464,857        25,122         240,796
                                                           -----------     -----------    ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................        711,362      (2,466,159)      134,720        (383,726)
   Realized gain distribution from The Trusts..........      4,137,482              --            --              --
                                                           -----------     -----------    ----------      ----------
  Net realized gain (loss).............................      4,848,844      (2,466,159)      134,720        (383,726)
                                                           -----------     -----------    ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     (1,855,961)      8,673,214       907,723       4,095,039
                                                           -----------     -----------    ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      2,992,883       6,207,055     1,042,443       3,711,313
                                                           -----------     -----------    ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $ 4,546,526     $ 6,671,912    $1,067,565      $3,952,109
                                                           ===========     ===========    ==========      ==========

                                                        MULTIMANAGER MID MULTIMANAGER MID
                                                          CAP GROWTH*       CAP VALUE*
                                                        ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................    $       --       $  164,308
  Expenses:
   Asset-based charges.................................        98,832          161,421
                                                           ----------       ----------

NET INVESTMENT INCOME (LOSS)...........................       (98,832)           2,887
                                                           ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       956,209          266,953
   Realized gain distribution from The Trusts..........            --               --
                                                           ----------       ----------
  Net realized gain (loss).............................       956,209          266,953
                                                           ----------       ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................     2,813,718        5,745,527
                                                           ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................     3,769,927        6,012,480
                                                           ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $3,671,095       $6,015,367
                                                           ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012


                                                        MULTIMANAGER MULTI-   MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                           SECTOR BOND*     SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                        ------------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................     $ 2,517,324         $     --         $  154,966     $       --
  Expenses:
   Asset-based charges.................................         493,625           12,707             79,164        312,295
                                                            -----------         --------         ----------     ----------

NET INVESTMENT INCOME (LOSS)...........................       2,023,699          (12,707)            75,802       (312,295)
                                                            -----------         --------         ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      (4,073,210)          55,567           (623,830)     3,370,195
   Realized gain distribution from The Trusts..........              --               --                 --             --
                                                            -----------         --------         ----------     ----------
  Net realized gain (loss).............................      (4,073,210)          55,567           (623,830)     3,370,195
                                                            -----------         --------         ----------     ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       7,394,307          763,392          4,565,283      6,063,142
                                                            -----------         --------         ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       3,321,097          818,959          3,941,453      9,433,337
                                                            -----------         --------         ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................     $ 5,344,796         $806,252         $4,017,255     $9,121,042
                                                            ===========         ========         ==========     ==========

                                                         MUTUAL SHARES  NATURAL RESOURCES
                                                        SECURITIES FUND     PORTFOLIO
                                                        --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................   $  193,062       $        --
  Expenses:
   Asset-based charges.................................       16,350                --
                                                          ----------       -----------

NET INVESTMENT INCOME (LOSS)...........................      176,712                --
                                                          ----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................      293,152        (1,633,487)
   Realized gain distribution from The Trusts..........           --         1,139,323
                                                          ----------       -----------
  Net realized gain (loss).............................      293,152          (494,164)
                                                          ----------       -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      708,147           855,925
                                                          ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................    1,001,299           361,761
                                                          ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $1,178,011       $   361,761
                                                          ==========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                        PIMCO VARIABLE INSURANCE PIMCO VARIABLE  PIMCO VARIABLE
                                                                 TRUST           INSURANCE TRUST INSURANCE TRUST
                                                        COMMODITY REAL RETURN(R)   REAL RETURN    TOTAL RETURN
                                                           STRATEGY PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        ------------------------ --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................        $ 230,508           $  325,511      $1,697,382
  Expenses:
   Asset-based charges.................................           30,365               77,407         145,293
                                                               ---------           ----------      ----------

NET INVESTMENT INCOME (LOSS)...........................          200,143              248,104       1,552,089
                                                               ---------           ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         (602,872)           1,110,649         626,640
   Realized gain distribution from The Trusts..........          335,565            2,080,502       1,321,384
                                                               ---------           ----------      ----------
  Net realized gain (loss).............................         (267,307)           3,191,151       1,948,024
                                                               ---------           ----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................          440,331             (740,852)      2,423,044
                                                               ---------           ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................          173,024            2,450,299       4,371,068
                                                               ---------           ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................        $ 373,167           $2,698,403      $5,923,157
                                                               =========           ==========      ==========

                                                                               T. ROWE PRICE
                                                        T. ROWE PRICE EQUITY  HEALTH SCIENCES TARGET 2015
                                                        INCOME PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                        --------------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...........................      $  227,007          $     --      $  8,435
  Expenses:
   Asset-based charges.................................          51,489                --            --
                                                             ----------          --------      --------

NET INVESTMENT INCOME (LOSS)...........................         175,518                --         8,435
                                                             ----------          --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................         223,936           453,674        53,418
   Realized gain distribution from The Trusts..........              --            44,511        31,023
                                                             ----------          --------      --------
  Net realized gain (loss).............................         223,936           498,185        84,441
                                                             ----------          --------      --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................       1,275,941           225,806       185,795
                                                             ----------          --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................       1,499,877           723,991       270,236
                                                             ----------          --------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................      $1,675,395          $723,991      $278,671
                                                             ==========          ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                                           TEMPLETON
                                                                                                           DEVELOPING
                                                                   TARGET 2025 TARGET 2035 TARGET 2045 MARKETS SECURITIES
                                                                   ALLOCATION* ALLOCATION* ALLOCATION*        FUND
                                                                   ----------- ----------- ----------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 13,599    $  3,727    $  4,839       $  127,850
  Expenses:
   Asset-based charges............................................        --          --          --           37,878
                                                                    --------    --------    --------       ----------

NET INVESTMENT INCOME (LOSS)......................................    13,599       3,727       4,839           89,972
                                                                    --------    --------    --------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   160,425     322,258      45,926         (323,815)
   Realized gain distribution from The Trusts.....................    54,134      73,012      16,482               --
                                                                    --------    --------    --------       ----------
  Net realized gain (loss)........................................   214,559     395,270      62,408         (323,815)
                                                                    --------    --------    --------       ----------

  Change in unrealized appreciation (depreciation) of investments.   339,208     389,585     109,628        1,206,811
                                                                    --------    --------    --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   553,767     784,855     172,036          882,996
                                                                    --------    --------    --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $567,366    $788,582    $176,875       $  972,968
                                                                    ========    ========    ========       ==========

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES  TEMPLETON GROWTH
                                                                         FUND       SECURITIES FUND
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $4,089,252        $ 24,094
  Expenses:
   Asset-based charges............................................       285,321           4,118
                                                                      ----------        --------

NET INVESTMENT INCOME (LOSS)......................................     3,803,931          19,976
                                                                      ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (446,023)        (17,909)
   Realized gain distribution from The Trusts.....................       102,660              --
                                                                      ----------        --------
  Net realized gain (loss)........................................      (343,363)        (17,909)
                                                                      ----------        --------

  Change in unrealized appreciation (depreciation) of investments.     5,286,191         213,510
                                                                      ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,942,828         195,601
                                                                      ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $8,746,759        $215,577
                                                                      ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolios of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31, 2012

                                                                                      VANGUARD VARIABLE
                                                                                      INSURANCE FUND -
                                                                   VAN ECK VIP GLOBAL   EQUITY INDEX
                                                                    HARD ASSETS FUND      PORTFOLIO
                                                                   ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  70,311          $ 68,604
  Expenses:
   Asset-based charges............................................        40,366            23,550
                                                                       ---------          --------

NET INVESTMENT INCOME (LOSS)......................................        29,945            45,054
                                                                       ---------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (958,065)          164,856
   Realized gain distribution from The Trusts.....................       863,445           147,628
                                                                       ---------          --------
  Net realized gain (loss)........................................       (94,620)          312,484
                                                                       ---------          --------

  Change in unrealized appreciation (depreciation) of investments.       264,565           175,294
                                                                       ---------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       169,945           487,778
                                                                       ---------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $ 199,890          $532,832
                                                                       =========          ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                    GROWTH-ALT 20*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   137,435  $   67,620
  Net realized gain (loss) on investments.....................................................     239,673     173,925
  Change in unrealized appreciation (depreciation) of investments.............................     476,315    (451,235)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     853,423    (209,690)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,723,967     923,046
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,890,732   3,479,484
   Transfers for contract benefits and terminations...........................................    (637,547)    (39,121)
   Contract maintenance charges...............................................................    (517,407)   (202,310)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,459,745   4,161,099
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          44          32
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,313,212   3,951,441
NET ASSETS -- BEGINNING OF PERIOD.............................................................   5,611,263   1,659,822
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $10,924,475  $5,611,263
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          51          46
  Redeemed....................................................................................         (11)         (7)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          40          39
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS II
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

                                                                                                  AMERICAN CENTURY VP
                                                                                                  MID CAP VALUE FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   294,028  $   162,490
  Net realized gain (loss) on investments.....................................................   1,341,215      505,545
  Change in unrealized appreciation (depreciation) of investments.............................     952,889   (1,105,553)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,588,132     (437,518)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     792,721      660,846
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,896,053)   4,720,644
   Transfers for contract benefits and terminations...........................................  (1,240,838)    (329,617)
   Contract maintenance charges...............................................................    (334,271)    (204,106)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,678,441)   4,847,767
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,238           28
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (2,089,071)   4,410,277
NET ASSETS -- BEGINNING OF PERIOD.............................................................  15,605,727   11,195,450
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $13,516,656  $15,605,727
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................          66           89
  Redeemed....................................................................................         (97)         (46)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (31)          43
                                                                                               ===========  ===========

                                                                                                     AXA AGGRESSIVE
                                                                                                       ALLOCATION*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    741,459  $  1,453,415
  Net realized gain (loss) on investments.....................................................   (2,591,031)   (1,874,559)
  Change in unrealized appreciation (depreciation) of investments.............................   17,269,235    (9,471,609)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   15,419,663    (9,892,753)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   15,523,664    17,276,783
   Transfers between Variable Investments Options including guaranteed interest account, net..  (11,359,114)   (8,474,775)
   Transfers for contract benefits and terminations...........................................   (5,895,486)   (4,777,994)
   Contract maintenance charges...............................................................   (7,615,464)   (8,165,375)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (9,346,400)   (4,141,361)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    6,073,263   (14,034,114)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  114,695,556   128,729,670
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $120,768,819  $114,695,556
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           49            71
  Redeemed....................................................................................         (108)         (124)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (59)          (53)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           46            84
  Redeemed....................................................................................          (47)          (53)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (1)           31
                                                                                               ============  ============

UNIT ACTIVITY CLASS II
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA BALANCED
                                                                                                      STRATEGY*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   66,617  $   53,123
  Net realized gain (loss) on investments.....................................................     (3,849)     68,373
  Change in unrealized appreciation (depreciation) of investments.............................    467,392    (249,339)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    530,160    (127,843)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  5,061,180   3,790,766
   Transfers between Variable Investments Options including guaranteed interest account, net..   (308,416)    (55,148)
   Transfers for contract benefits and terminations...........................................    (78,975)     (4,605)
   Contract maintenance charges...............................................................   (877,159)   (455,143)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  3,796,630   3,275,870
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  4,326,790   3,148,027
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,805,373   1,657,346
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $9,132,163  $4,805,373
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         47          35
  Redeemed....................................................................................        (14)         (6)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         33          29
                                                                                               ==========  ==========

                                                                                                   AXA CONSERVATIVE
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   168,334  $   617,905
  Net realized gain (loss) on investments.....................................................     524,755      549,304
  Change in unrealized appreciation (depreciation) of investments.............................     907,606     (613,175)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,600,695      554,034
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,411,373    3,351,499
   Transfers between Variable Investments Options including guaranteed interest account, net..     736,190   10,180,021
   Transfers for contract benefits and terminations...........................................  (2,568,019)  (2,095,316)
   Contract maintenance charges...............................................................  (2,802,266)  (2,567,012)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,222,722)   8,869,192
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     377,973    9,423,226
NET ASSETS -- BEGINNING OF PERIOD.............................................................  38,647,840   29,224,614
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $39,025,813  $38,647,840
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          88          157
  Redeemed....................................................................................         (56)         (70)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          32           87
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          21           28
  Redeemed....................................................................................         (17)         (24)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           4            4
                                                                                               ===========  ===========

                                                                                                  AXA CONSERVATIVE
                                                                                                  GROWTH STRATEGY*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   24,829  $   13,391
  Net realized gain (loss) on investments.....................................................        895      20,941
  Change in unrealized appreciation (depreciation) of investments.............................    102,862     (51,482)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    128,586     (17,150)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,858,137     641,568
   Transfers between Variable Investments Options including guaranteed interest account, net..    446,141     116,774
   Transfers for contract benefits and terminations...........................................     (6,663)     (4,858)
   Contract maintenance charges...............................................................   (235,604)   (128,036)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  2,062,011     625,448
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,190,597     608,298
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,113,920     505,622
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $3,304,517  $1,113,920
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         21           7
  Redeemed....................................................................................         (3)         (2)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         18           5
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                               ---------------------
                                                                                                   2012       2011
                                                                                               -----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    12,790  $ 11,522
  Net realized gain (loss) on investments.....................................................      10,229     9,147
  Change in unrealized appreciation (depreciation) of investments.............................      21,605   (17,204)
                                                                                               -----------  --------
  Net Increase (decrease) in net assets from operations.......................................      44,624     3,465
                                                                                               -----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,359,400   163,790
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,035,928)   87,712
   Transfers for contract benefits and terminations...........................................      (2,303)   (1,702)
   Contract maintenance charges...............................................................    (106,951)  (78,595)
                                                                                               -----------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................     214,218   171,205
                                                                                               -----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --        --
                                                                                               -----------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................     258,842   174,670
NET ASSETS -- BEGINNING OF PERIOD.............................................................     870,448   695,778
                                                                                               -----------  --------

NET ASSETS -- END OF PERIOD................................................................... $ 1,129,290  $870,448
                                                                                               ===========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --        --
  Redeemed....................................................................................          --        --
                                                                                               -----------  --------
  Net Increase (Decrease).....................................................................          --        --
                                                                                               ===========  ========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          20         4
  Redeemed....................................................................................         (18)       (2)
                                                                                               -----------  --------
  Net Increase (Decrease).....................................................................           2         2
                                                                                               ===========  ========

                                                                                                 AXA CONSERVATIVE-PLUS
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   170,416  $   496,648
  Net realized gain (loss) on investments.....................................................     402,622      689,966
  Change in unrealized appreciation (depreciation) of investments.............................   1,753,744   (1,464,065)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,326,782     (277,451)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,364,007    3,465,000
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,071,374)  (2,333,544)
   Transfers for contract benefits and terminations...........................................  (1,492,105)  (2,621,369)
   Contract maintenance charges...............................................................  (2,512,346)  (2,506,499)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,711,818)  (3,996,412)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     614,964   (4,273,863)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  33,695,583   37,969,446
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $34,310,547  $33,695,583
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          38           57
  Redeemed....................................................................................         (48)         (89)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)         (32)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          15           22
  Redeemed....................................................................................         (16)         (19)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (1)           3
                                                                                               ===========  ===========

                                                                                                      AXA GROWTH
                                                                                                      STRATEGY*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    92,345  $   70,985
  Net realized gain (loss) on investments.....................................................     (13,186)     93,275
  Change in unrealized appreciation (depreciation) of investments.............................     920,829    (451,069)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     999,988    (286,809)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,498,874   6,404,084
   Transfers between Variable Investments Options including guaranteed interest account, net..    (306,081)    100,732
   Transfers for contract benefits and terminations...........................................    (319,350)     (2,788)
   Contract maintenance charges...............................................................  (1,378,338)   (917,456)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,495,105   5,584,572
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,495,093   5,297,763
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,469,676   2,171,913
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $12,964,769  $7,469,676
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          51          55
  Redeemed....................................................................................         (12)         (6)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          39          49
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        AXA MODERATE
                                                                                                         ALLOCATION*
                                                                                               ------------------------------
                                                                                                    2012            2011
                                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    2,441,458  $   12,880,463
  Net realized gain (loss) on investments.....................................................      5,029,669      19,805,679
  Change in unrealized appreciation (depreciation) of investments.............................     75,524,282     (61,782,795)
                                                                                               --------------  --------------
  Net Increase (decrease) in net assets from operations.......................................     82,995,409     (29,096,653)
                                                                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     75,182,244      81,465,154
   Transfers between Variable Investments Options including guaranteed interest account, net..    (40,177,739)    (38,319,530)
   Transfers for contract benefits and terminations...........................................    (60,675,817)    (60,761,027)
   Contract maintenance charges...............................................................    (78,066,657)    (81,572,389)
                                                                                               --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (103,737,969)    (99,187,792)
                                                                                               --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................             --              --
                                                                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (20,742,560)   (128,284,445)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,048,090,537   1,176,374,982
                                                                                               --------------  --------------

NET ASSETS -- END OF PERIOD................................................................... $1,027,347,977  $1,048,090,537
                                                                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................             99              99
  Redeemed....................................................................................           (238)           (279)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................           (139)           (180)
                                                                                               ==============  ==============
UNIT ACTIVITY CLASS B
  Issued......................................................................................             94             112
  Redeemed....................................................................................           (128)            (97)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................            (34)             15
                                                                                               ==============  ==============

                                                                                                  AXA MODERATE GROWTH
                                                                                                       STRATEGY*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   224,880  $   209,457
  Net realized gain (loss) on investments.....................................................     133,951      316,331
  Change in unrealized appreciation (depreciation) of investments.............................   1,940,349   (1,133,779)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,299,180     (607,991)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  15,962,454   11,244,154
   Transfers between Variable Investments Options including guaranteed interest account, net..    (704,098)   1,496,685
   Transfers for contract benefits and terminations...........................................    (217,420)    (163,226)
   Contract maintenance charges...............................................................  (3,279,795)  (2,083,453)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  11,761,141   10,494,160
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  14,060,321    9,886,169
NET ASSETS -- BEGINNING OF PERIOD.............................................................  19,984,346   10,098,177
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $34,044,667  $19,984,346
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         119          102
  Redeemed....................................................................................         (19)          (8)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         100           94
                                                                                               ===========  ===========

                                                                                                    AXA MODERATE-PLUS
                                                                                                       ALLOCATION*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,030,261  $  4,974,381
  Net realized gain (loss) on investments.....................................................  (11,305,869)   (1,729,714)
  Change in unrealized appreciation (depreciation) of investments.............................   49,424,051   (23,005,579)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   40,148,443   (19,760,912)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   46,848,454    53,380,452
   Transfers between Variable Investments Options including guaranteed interest account, net..  (28,830,573)  (20,855,819)
   Transfers for contract benefits and terminations...........................................  (21,433,366)  (14,948,235)
   Contract maintenance charges...............................................................  (25,597,253)  (26,393,133)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (29,012,738)   (8,816,735)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   11,135,705   (28,577,647)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  367,097,013   395,674,660
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $378,232,718  $367,097,013
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          138           151
  Redeemed....................................................................................         (277)         (261)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (139)         (110)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................          114           169
  Redeemed....................................................................................         (148)          (94)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (34)           75
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     AXA TACTICAL
                                                                                                     MANAGER 400*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    (9,904) $  (10,084)
  Net realized gain (loss) on investments.....................................................      (1,988)     67,371
  Change in unrealized appreciation (depreciation) of investments.............................     372,340    (357,797)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     360,448    (300,510)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     298,787     279,543
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,195,155)  1,703,347
   Transfers for contract benefits and terminations...........................................     (45,134)     (6,493)
   Contract maintenance charges...............................................................     (86,741)    (63,181)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,028,243)  1,913,216
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         (19)         28
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (667,814)  1,612,734
NET ASSETS -- BEGINNING OF PERIOD.............................................................   2,417,085     804,351
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 1,749,271  $2,417,085
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................           8          22
  Redeemed....................................................................................         (17)         (5)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (9)         17
                                                                                               ===========  ==========

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 500*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    5,941  $    2,288
  Net realized gain (loss) on investments.....................................................     42,193      49,230
  Change in unrealized appreciation (depreciation) of investments.............................    154,841     (99,402)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    202,975     (47,884)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    322,677     225,459
   Transfers between Variable Investments Options including guaranteed interest account, net..    186,753     538,678
   Transfers for contract benefits and terminations...........................................    (45,525)    (36,838)
   Contract maintenance charges...............................................................    (83,295)    (47,708)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    380,610     679,591
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          4           4
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    583,589     631,711
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,249,429     617,718
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $1,833,018  $1,249,429
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          7          10
  Redeemed....................................................................................         (3)         (4)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................          4           6
                                                                                               ==========  ==========

                                                                                                    AXA TACTICAL
                                                                                                   MANAGER 2000*
                                                                                               ---------------------
                                                                                                  2012        2011
                                                                                               ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     (416) $  (2,990)
  Net realized gain (loss) on investments.....................................................      8,728     20,410
  Change in unrealized appreciation (depreciation) of investments.............................    147,297   (121,001)
                                                                                               ----------  ---------
  Net Increase (decrease) in net assets from operations.......................................    155,609   (103,581)
                                                                                               ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    180,404    204,557
   Transfers between Variable Investments Options including guaranteed interest account, net..    129,773    259,700
   Transfers for contract benefits and terminations...........................................    (16,345)   (17,346)
   Contract maintenance charges...............................................................    (49,992)   (33,815)
                                                                                               ----------  ---------

  Net increase (decrease) in net assets from contractowner transactions.......................    243,840    413,096
                                                                                               ----------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          7          4
                                                                                               ----------  ---------

INCREASE (DECREASE) IN NET ASSETS.............................................................    399,456    309,519
NET ASSETS -- BEGINNING OF PERIOD.............................................................    903,657    594,138
                                                                                               ----------  ---------

NET ASSETS -- END OF PERIOD................................................................... $1,303,113  $ 903,657
                                                                                               ==========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          4          6
  Redeemed....................................................................................         (2)        (2)
                                                                                               ----------  ---------
  Net Increase (Decrease).....................................................................          2          4
                                                                                               ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                AXA TACTICAL MANAGER
                                                                                                   INTERNATIONAL*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    3,815  $   18,991
  Net realized gain (loss) on investments.....................................................    (34,083)     (2,737)
  Change in unrealized appreciation (depreciation) of investments.............................    284,944    (196,454)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    254,676    (180,200)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    195,234     165,118
   Transfers between Variable Investments Options including guaranteed interest account, net..      8,786   1,048,505
   Transfers for contract benefits and terminations...........................................    (17,588)    (11,867)
   Contract maintenance charges...............................................................   (111,687)    (39,172)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................     74,745   1,162,584
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          4          12
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    329,425     982,396
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,506,533     524,137
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $1,835,958  $1,506,533
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          3          15
  Redeemed....................................................................................         (3)         (3)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          12
                                                                                               ==========  ==========

UNIT ACTIVITY CLASS III
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

                                                                                                   BLACKROCK GLOBAL
                                                                                                 ALLOCATION V.I. FUND
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    92,652  $  207,945
  Net realized gain (loss) on investments.....................................................    (367,772)    114,405
  Change in unrealized appreciation (depreciation) of investments.............................     860,242    (791,401)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     585,122    (469,051)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     182,853     283,204
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,469,239)  5,827,129
   Transfers for contract benefits and terminations...........................................    (196,482)         --
   Contract maintenance charges...............................................................     (62,356)    (47,539)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,545,224)  6,062,794
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (960,102)  5,593,743
NET ASSETS -- BEGINNING OF PERIOD.............................................................   6,985,687   1,391,944
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 6,025,585  $6,985,687
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS III
  Issued......................................................................................          67         104
  Redeemed....................................................................................         (68)        (27)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (1)         77
                                                                                               ===========  ==========

                                                                                                  EQ/ALLIANCEBERNSTEIN
                                                                                                    SMALL CAP GROWTH*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (476,747) $   (893,668)
  Net realized gain (loss) on investments.....................................................   18,477,567    13,297,764
  Change in unrealized appreciation (depreciation) of investments.............................    8,166,941   (13,897,935)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   26,167,761    (1,493,839)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    9,356,050    10,175,717
   Transfers between Variable Investments Options including guaranteed interest account, net..  (16,753,117)   (3,885,497)
   Transfers for contract benefits and terminations...........................................  (18,581,582)  (13,685,096)
   Contract maintenance charges...............................................................   (8,193,022)   (8,689,917)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (34,171,671)  (16,084,793)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (8,003,910)  (17,578,632)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  184,719,103   202,297,735
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $176,715,193  $184,719,103
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           54            85
  Redeemed....................................................................................         (157)         (130)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (103)          (45)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           10            14
  Redeemed....................................................................................          (34)          (40)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (24)          (26)
                                                                                               ============  ============

UNIT ACTIVITY CLASS III
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/BLACKROCK BASIC
                                                                                         VALUE EQUITY*
                                                                                  --------------------------
                                                                                      2012          2011
                                                                                  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................................................... $  1,863,972  $  1,662,816
 Net realized gain (loss) on investments.........................................    2,412,022      (205,881)
 Change in unrealized appreciation (depreciation) of investments.................   16,967,042    (8,200,922)
                                                                                  ------------  ------------
 Net Increase (decrease) in net assets from operations...........................   21,243,036    (6,743,987)
                                                                                  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.........................................   12,304,899    12,924,600
   Transfers between Variable Investments Options including guaranteed interest
    account, net.................................................................  (19,047,322)   (1,916,334)
   Transfers for contract benefits and terminations..............................   (9,709,104)  (18,212,777)
   Contract maintenance charges..................................................   (8,793,314)   (9,068,253)
                                                                                  ------------  ------------

 Net increase (decrease) in net assets from contractowner transactions...........  (25,244,841)  (16,272,764)
                                                                                  ------------  ------------

 Net increase (decrease) in amount retained by AXA in Separate Account FP........           --            --
                                                                                  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS................................................   (4,001,805)  (23,016,751)
NET ASSETS -- BEGINNING OF PERIOD................................................  166,213,506   189,230,257
                                                                                  ------------  ------------

NET ASSETS -- END OF PERIOD...................................................... $162,211,701  $166,213,506
                                                                                  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................................................           46            65
 Redeemed........................................................................          (45)          (55)
                                                                                  ------------  ------------
 Net Increase (Decrease).........................................................            1            10
                                                                                  ============  ============
UNIT ACTIVITY CLASS B
 Issued..........................................................................           35            92
 Redeemed........................................................................         (125)         (164)
                                                                                  ------------  ------------
 Net Increase (Decrease).........................................................          (90)          (72)
                                                                                  ============  ============

                                                                                     EQ/BOSTON ADVISORS      EQ/CALVERT SOCIALLY
                                                                                       EQUITY INCOME*           RESPONSIBLE*
                                                                                  ------------------------  --------------------
                                                                                      2012         2011        2012       2011
                                                                                  -----------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).................................................... $   270,722  $   219,919  $    7,118  $  1,047
 Net realized gain (loss) on investments.........................................     608,268      369,704      72,033     9,942
 Change in unrealized appreciation (depreciation) of investments.................   1,331,270     (551,183)     50,022   (12,441)
                                                                                  -----------  -----------  ----------  --------
 Net Increase (decrease) in net assets from operations...........................   2,210,260       38,440     129,173    (1,452)
                                                                                  -----------  -----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.........................................   1,112,682    1,284,899     108,332   100,233
   Transfers between Variable Investments Options including guaranteed interest
    account, net.................................................................   2,645,408      680,923     121,776    (5,840)
   Transfers for contract benefits and terminations..............................    (849,316)    (756,385)    (35,491)  (28,540)
   Contract maintenance charges..................................................    (602,255)    (661,838)    (53,869)  (49,232)
                                                                                  -----------  -----------  ----------  --------

 Net increase (decrease) in net assets from contractowner transactions...........   2,306,519      547,599     140,748    16,621
                                                                                  -----------  -----------  ----------  --------

 Net increase (decrease) in amount retained by AXA in Separate Account FP........          --           --          --        --
                                                                                  -----------  -----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS................................................   4,516,779      586,039     269,921    15,169
NET ASSETS -- BEGINNING OF PERIOD................................................  11,986,855   11,400,816     742,288   727,119
                                                                                  -----------  -----------  ----------  --------

NET ASSETS -- END OF PERIOD...................................................... $16,503,634  $11,986,855  $1,012,209  $742,288
                                                                                  ===========  ===========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued..........................................................................          21           19           1        --
 Redeemed........................................................................         (15)         (20)         --        --
                                                                                  -----------  -----------  ----------  --------
 Net Increase (Decrease).........................................................           6           (1)          1        --
                                                                                  ===========  ===========  ==========  ========
UNIT ACTIVITY CLASS B
 Issued..........................................................................          29           24           3         2
 Redeemed........................................................................         (15)         (17)         (2)       (2)
                                                                                  -----------  -----------  ----------  --------
 Net Increase (Decrease).........................................................          14            7           1        --
                                                                                  ===========  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/CAPITAL GUARDIAN
                                                                                                       RESEARCH*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   354,150  $    232,879
  Net realized gain (loss) on investments.....................................................   1,176,480       (99,949)
  Change in unrealized appreciation (depreciation) of investments.............................  11,932,224     3,171,368
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................  13,462,854     3,304,298
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   5,366,357     5,657,784
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,599,502)   (5,295,178)
   Transfers for contract benefits and terminations...........................................  (4,684,539)   (8,840,782)
   Contract maintenance charges...............................................................  (4,986,425)   (5,148,726)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,904,109)  (13,626,902)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   5,558,745   (10,322,604)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  83,005,956    93,328,560
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $88,564,701  $ 83,005,956
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           9            17
  Redeemed....................................................................................          (8)          (20)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................           1            (3)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          23            40
  Redeemed....................................................................................         (75)         (137)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (52)          (97)
                                                                                               ===========  ============

                                                                                                          EQ/COMMON
                                                                                                        STOCK INDEX*
                                                                                               ------------------------------
                                                                                                    2012            2011
                                                                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   13,430,097  $   12,427,112
  Net realized gain (loss) on investments.....................................................     (9,418,018)    (25,429,885)
  Change in unrealized appreciation (depreciation) of investments.............................    181,101,662      18,189,546
                                                                                               --------------  --------------
  Net Increase (decrease) in net assets from operations.......................................    185,113,741       5,186,773
                                                                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     83,739,400      90,246,392
   Transfers between Variable Investments Options including guaranteed interest account, net..    (47,082,931)    (53,925,810)
   Transfers for contract benefits and terminations...........................................    (79,967,361)    (88,786,117)
   Contract maintenance charges...............................................................    (92,261,881)    (98,862,550)
                                                                                               --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (135,572,773)   (151,328,085)
                                                                                               --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................             --          35,000
                                                                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............................................................     49,540,968    (146,106,312)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,274,149,204   1,420,255,516
                                                                                               --------------  --------------

NET ASSETS -- END OF PERIOD................................................................... $1,323,690,172  $1,274,149,204
                                                                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................             54              87
  Redeemed....................................................................................           (215)           (308)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................           (161)           (221)
                                                                                               ==============  ==============

UNIT ACTIVITY CLASS B
  Issued......................................................................................             29              81
  Redeemed....................................................................................           (114)           (188)
                                                                                               --------------  --------------
  Net Increase (Decrease).....................................................................            (85)           (107)
                                                                                               ==============  ==============

                                                                                                        EQ/CORE
                                                                                                      BOND INDEX*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   620,141  $   932,323
  Net realized gain (loss) on investments.....................................................    (160,483)    (439,439)
  Change in unrealized appreciation (depreciation) of investments.............................   1,070,926    1,958,498
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,530,584    2,451,382
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,608,323    4,694,918
   Transfers between Variable Investments Options including guaranteed interest account, net..    (607,503)  (2,277,680)
   Transfers for contract benefits and terminations...........................................  (1,759,346)  (3,027,179)
   Contract maintenance charges...............................................................  (2,938,895)  (3,020,742)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (697,421)  (3,630,683)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     833,163   (1,179,301)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  54,179,826   55,359,127
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $55,012,989  $54,179,826
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          33           46
  Redeemed....................................................................................         (43)         (67)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)         (21)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          24           22
  Redeemed....................................................................................         (18)         (27)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           6           (5)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        EQ/EQUITY
                                                                                                       500 INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  7,079,836  $  6,905,357
  Net realized gain (loss) on investments.....................................................    7,894,752     3,835,219
  Change in unrealized appreciation (depreciation) of investments.............................   57,323,701    (3,450,003)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   72,298,289     7,290,573
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   30,207,570    31,195,846
   Transfers between Variable Investments Options including guaranteed interest account, net..   13,065,474   (18,749,711)
   Transfers for contract benefits and terminations...........................................  (29,207,567)  (58,287,285)
   Contract maintenance charges...............................................................  (28,751,030)  (29,863,860)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (14,685,553)  (75,705,010)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   57,612,736   (68,414,437)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  498,220,129   566,634,566
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $555,832,865  $498,220,129
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          198           181
  Redeemed....................................................................................         (213)         (366)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (15)         (185)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          151           212
  Redeemed....................................................................................         (151)         (269)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --           (57)
                                                                                               ============  ============

                                                                                                        EQ/EQUITY
                                                                                                      GROWTH PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    246,468  $    (40,267)
  Net realized gain (loss) on investments.....................................................    1,289,541    (1,243,182)
  Change in unrealized appreciation (depreciation) of investments.............................   11,375,612    (5,332,370)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   12,911,621    (6,615,819)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,061,364     8,577,105
   Transfers between Variable Investments Options including guaranteed interest account, net..  (10,096,829)  (17,159,214)
   Transfers for contract benefits and terminations...........................................   (7,343,901)   (6,524,186)
   Contract maintenance charges...............................................................   (5,590,873)   (6,064,481)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (15,970,239)  (21,170,776)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (3,058,618)  (27,786,595)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   97,351,388   125,137,983
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 94,292,770  $ 97,351,388
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            8            30
  Redeemed....................................................................................          (26)          (60)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (18)          (30)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           31            36
  Redeemed....................................................................................         (110)         (137)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (79)         (101)
                                                                                               ============  ============

                                                                                                   EQ/GAMCO MERGERS
                                                                                                   AND ACQUISITIONS*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (42,405) $   (16,273)
  Net realized gain (loss) on investments.....................................................     415,746      636,031
  Change in unrealized appreciation (depreciation) of investments.............................     208,976     (544,667)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     582,317       75,091
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,102,692    1,050,530
   Transfers between Variable Investments Options including guaranteed interest account, net..    (627,439)   2,143,800
   Transfers for contract benefits and terminations...........................................    (938,144)    (235,183)
   Contract maintenance charges...............................................................    (496,123)    (440,973)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (959,014)   2,518,174
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (376,697)   2,593,265
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,391,344    9,798,079
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $12,014,647  $12,391,344
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           8           17
  Redeemed....................................................................................          (8)         (10)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --            7
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          25           40
  Redeemed....................................................................................         (30)         (25)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (5)          15
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        EQ/GAMCO
                                                                                                  SMALL COMPANY VALUE*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    944,963  $   (242,053)
  Net realized gain (loss) on investments.....................................................    6,870,150     8,777,522
  Change in unrealized appreciation (depreciation) of investments.............................    7,969,546   (12,378,086)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   15,784,659    (3,842,617)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    8,905,284     8,612,384
   Transfers between Variable Investments Options including guaranteed interest account, net..     (743,255)   (2,130,353)
   Transfers for contract benefits and terminations...........................................   (4,535,834)   (3,830,252)
   Contract maintenance charges...............................................................   (4,376,133)   (4,084,204)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................     (749,938)   (1,432,425)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   15,034,721    (5,275,042)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   89,818,717    95,093,759
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $104,853,438  $ 89,818,717
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           30            56
  Redeemed....................................................................................          (44)          (30)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (14)           26
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           90           160
  Redeemed....................................................................................          (93)         (200)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (3)          (40)
                                                                                               ============  ============

                                                                                                       EQ/GLOBAL
                                                                                                       BOND PLUS*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   264,549  $    750,063
  Net realized gain (loss) on investments.....................................................     979,195       638,364
  Change in unrealized appreciation (depreciation) of investments.............................    (452,965)     (106,388)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................     790,779     1,282,039
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,937,392     2,264,547
   Transfers between Variable Investments Options including guaranteed interest account, net..    (931,884)    2,382,941
   Transfers for contract benefits and terminations...........................................    (991,433)  (14,149,074)
   Contract maintenance charges...............................................................  (1,253,572)   (1,387,672)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,239,497)  (10,889,258)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --             3
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (448,718)   (9,607,216)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  23,626,594    33,233,810
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $23,177,876  $ 23,626,594
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          24           257
  Redeemed....................................................................................         (27)         (331)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (3)          (74)
                                                                                               ===========  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           9            14
  Redeemed....................................................................................          (9)          (19)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (5)
                                                                                               ===========  ============

                                                                                                        EQ/GLOBAL
                                                                                                  MULTI-SECTOR EQUITY*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,531,466  $  2,712,794
  Net realized gain (loss) on investments.....................................................   (9,888,260)  (11,844,797)
  Change in unrealized appreciation (depreciation) of investments.............................   33,174,562   (15,125,579)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   24,817,768   (24,257,582)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   10,926,489    12,355,321
   Transfers between Variable Investments Options including guaranteed interest account, net..  (19,413,624)  (23,791,296)
   Transfers for contract benefits and terminations...........................................  (20,293,615)  (14,497,638)
   Contract maintenance charges...............................................................   (8,621,697)   (9,568,051)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (37,402,447)  (35,501,664)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (12,584,679)  (59,759,246)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  165,256,434   225,015,680
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $152,671,755  $165,256,434
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           36            30
  Redeemed....................................................................................          (44)          (26)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (8)            4
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................          142            58
  Redeemed....................................................................................         (302)         (224)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (160)         (166)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/INTERMEDIATE
                                                                                                    GOVERNMENT BOND*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (140,205) $    173,730
  Net realized gain (loss) on investments.....................................................    1,137,245       425,522
  Change in unrealized appreciation (depreciation) of investments.............................     (404,177)    4,393,956
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      592,863     4,993,208
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    6,522,945     7,414,405
   Transfers between Variable Investments Options including guaranteed interest account, net..   (1,145,872)   (5,009,754)
   Transfers for contract benefits and terminations...........................................   (5,342,941)   (4,921,767)
   Contract maintenance charges...............................................................   (6,231,582)   (6,823,436)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (6,197,450)   (9,340,552)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (5,604,587)   (4,347,344)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  100,763,884   105,111,228
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 95,159,297  $100,763,884
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           76            77
  Redeemed....................................................................................          (76)          (93)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --           (16)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           11            10
  Redeemed....................................................................................          (17)          (32)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (6)          (22)
                                                                                               ============  ============

                                                                                                   EQ/INTERNATIONAL
                                                                                                      CORE PLUS*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   344,678  $   781,547
  Net realized gain (loss) on investments.....................................................     343,068      480,501
  Change in unrealized appreciation (depreciation) of investments.............................   3,581,802   (6,969,383)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   4,269,548   (5,707,335)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,122,346    2,410,847
   Transfers between Variable Investments Options including guaranteed interest account, net..    (958,890)    (351,323)
   Transfers for contract benefits and terminations...........................................  (1,025,759)  (1,043,367)
   Contract maintenance charges...............................................................  (1,242,909)  (1,305,973)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,105,212)    (289,816)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,164,336   (5,997,151)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,857,725   32,854,876
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $30,022,061  $26,857,725
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           3           14
  Redeemed....................................................................................          (4)         (14)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (1)          --
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          30           61
  Redeemed....................................................................................         (40)         (65)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (10)          (4)
                                                                                               ===========  ===========

                                                                                                    EQ/INTERNATIONAL
                                                                                                      EQUITY INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  7,548,428  $  9,153,021
  Net realized gain (loss) on investments.....................................................  (11,038,264)   (5,990,514)
  Change in unrealized appreciation (depreciation) of investments.............................   49,408,992   (49,282,418)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   45,919,156   (46,119,911)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   22,902,775    25,897,878
   Transfers between Variable Investments Options including guaranteed interest account, net..  (21,529,812)  (22,804,866)
   Transfers for contract benefits and terminations...........................................  (27,396,525)  (25,040,624)
   Contract maintenance charges...............................................................  (21,996,051)  (24,212,585)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (48,019,613)  (46,160,197)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (2,100,457)  (92,280,108)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  319,764,693   412,044,801
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $317,664,236  $319,764,693
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           59            79
  Redeemed....................................................................................         (372)         (358)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (313)         (279)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           29            32
  Redeemed....................................................................................          (51)          (68)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (22)          (36)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/INTERNATIONAL VALUE
                                                                                                          PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,230,683  $  1,778,873
  Net realized gain (loss) on investments.....................................................   (4,286,418)   (3,624,881)
  Change in unrealized appreciation (depreciation) of investments.............................   17,505,644   (16,789,765)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   14,449,909   (18,635,773)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,776,536     8,432,052
   Transfers between Variable Investments Options including guaranteed interest account, net..   (5,533,792)   (9,826,059)
   Transfers for contract benefits and terminations...........................................  (12,557,731)  (10,660,332)
   Contract maintenance charges...............................................................   (5,437,643)   (6,136,484)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (15,752,630)  (18,190,823)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (1,302,721)  (36,826,596)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   92,002,916   128,829,512
                                                                                               ------------  ------------
NET ASSETS -- END OF PERIOD................................................................... $ 90,700,195  $ 92,002,916
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           33            24
  Redeemed....................................................................................          (31)          (23)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................            2             1
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           59            83
  Redeemed....................................................................................         (162)         (199)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (103)         (116)
                                                                                               ============  ============

                                                                                                   EQ/JPMORGAN VALUE
                                                                                                    OPPORTUNITIES*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   108,182  $   161,849
  Net realized gain (loss) on investments.....................................................    (370,358)    (159,703)
  Change in unrealized appreciation (depreciation) of investments.............................   3,552,213   (1,625,630)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,290,037   (1,623,484)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,828,976    1,870,622
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,190,209)  (2,967,258)
   Transfers for contract benefits and terminations...........................................  (1,594,478)  (1,600,885)
   Contract maintenance charges...............................................................  (1,391,300)  (1,500,008)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (3,347,011)  (4,197,529)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            3
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     (56,974)  (5,821,010)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  22,420,620   28,241,630
                                                                                               -----------  -----------
NET ASSETS -- END OF PERIOD................................................................... $22,363,646  $22,420,620
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            8
  Redeemed....................................................................................          (4)          (9)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           (1)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          10           20
  Redeemed....................................................................................         (29)         (48)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (19)         (28)
                                                                                               ===========  ===========

                                                                                                  EQ/LARGE CAP CORE
                                                                                                        PLUS*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    93,057  $   54,061
  Net realized gain (loss) on investments.....................................................     703,205      75,225
  Change in unrealized appreciation (depreciation) of investments.............................     395,979    (480,285)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,192,241    (350,999)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,519,496     718,999
   Transfers between Variable Investments Options including guaranteed interest account, net..   2,060,402     321,270
   Transfers for contract benefits and terminations...........................................    (332,309)   (663,521)
   Contract maintenance charges...............................................................    (534,966)   (497,768)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,712,623    (121,020)
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,904,864    (472,019)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,400,939   7,872,958
                                                                                               -----------  ----------
NET ASSETS -- END OF PERIOD................................................................... $11,305,803  $7,400,939
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           2           3
  Redeemed....................................................................................          (1)         (2)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................           1           1
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          37          22
  Redeemed....................................................................................         (13)        (26)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          24          (4)
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/LARGE CAP GROWTH INDEX*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    802,033  $    476,111
  Net realized gain (loss) on investments.....................................................    4,179,506     5,457,929
  Change in unrealized appreciation (depreciation) of investments.............................    9,110,090    (3,616,157)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   14,091,629     2,317,883
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    7,003,976     7,649,260
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,745,941)       52,853
   Transfers for contract benefits and terminations...........................................   (5,358,044)  (10,687,172)
   Contract maintenance charges...............................................................   (6,064,416)   (6,114,737)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (7,164,425)   (9,099,796)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    6,927,204    (6,781,913)
NET ASSETS -- BEGINNING OF PERIOD                                                                99,374,376   106,156,289
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $106,301,580  $ 99,374,376
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           13            25
  Redeemed....................................................................................           (8)          (23)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................            5             2
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
   Issued.....................................................................................           86           167
   Redeemed...................................................................................         (159)         (271)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (73)         (104)
                                                                                               ============  ============

                                                                                               EQ/LARGE CAP GROWTH PLUS* (B)
                                                                                               ----------------------------
                                                                                                   2012           2011
                                                                                               ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     75,565   $   (114,783)
  Net realized gain (loss) on investments.....................................................    3,909,353      3,074,211
  Change in unrealized appreciation (depreciation) of investments.............................   11,046,690     (7,389,362)
                                                                                               ------------   ------------
  Net Increase (decrease) in net assets from operations.......................................   15,031,608     (4,429,934)
                                                                                               ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    9,762,522     11,002,686
   Transfers between Variable Investments Options including guaranteed interest account, net..   (5,210,974)    (2,183,643)
   Transfers for contract benefits and terminations...........................................   (7,949,077)   (12,805,073)
   Contract maintenance charges...............................................................   (8,069,849)    (8,380,278)
                                                                                               ------------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (11,467,378)   (12,366,308)
                                                                                               ------------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --             --
                                                                                               ------------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    3,564,230    (16,796,242)
NET ASSETS -- BEGINNING OF PERIOD                                                               115,661,292    132,457,534
                                                                                               ------------   ------------

NET ASSETS -- END OF PERIOD................................................................... $119,225,522   $115,661,292
                                                                                               ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            3              9
  Redeemed....................................................................................           (6)           (12)
                                                                                               ------------   ------------
  Net Increase (Decrease).....................................................................           (3)            (3)
                                                                                               ============   ============

UNIT ACTIVITY CLASS B
   Issued.....................................................................................           21             71
   Redeemed...................................................................................          (85)          (133)
                                                                                               ------------   ------------
  Net Increase (Decrease).....................................................................          (64)           (62)
                                                                                               ============   ============

                                                                                                  EQ/LARGE CAP VALUE
                                                                                                      INDEX* (C)
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   176,233  $  130,247
  Net realized gain (loss) on investments.....................................................     410,578     260,548
  Change in unrealized appreciation (depreciation) of investments.............................   1,040,950    (222,951)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,627,761     167,844
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     968,594     935,646
   Transfers between Variable Investments Options including guaranteed interest account, net..    (576,462)  4,602,963
   Transfers for contract benefits and terminations...........................................    (211,687)   (285,842)
   Contract maintenance charges...............................................................    (499,790)   (371,988)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (319,345)  4,880,779
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,308,416   5,048,623
NET ASSETS -- BEGINNING OF PERIOD                                                                9,884,353   4,835,730
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $11,192,769  $9,884,353
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          28          93
  Redeemed....................................................................................         (34)        (36)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          (6)         57
                                                                                               ===========  ==========

UNIT ACTIVITY CLASS B
   Issued.....................................................................................          12          49
   Redeemed...................................................................................         (12)        (15)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          34
                                                                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/LARGE CAP VALUE
                                                                                                          PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  3,426,243  $  2,772,326
  Net realized gain (loss) on investments.....................................................  (15,756,610)  (30,710,826)
  Change in unrealized appreciation (depreciation) of investments.............................   58,009,894     9,709,243
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   45,679,527   (18,229,257)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   26,284,775    29,707,094
   Transfers between Variable Investments Options including guaranteed interest account, net..  (20,137,579)  (38,609,993)
   Transfers for contract benefits and terminations...........................................  (18,438,732)  (25,667,960)
   Contract maintenance charges...............................................................  (24,585,027)  (26,245,579)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (36,876,563)  (60,816,438)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       40,134            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    8,843,098   (79,045,695)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  311,897,250   390,942,945
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $320,740,348  $311,897,250
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           20            54
  Redeemed....................................................................................         (226)         (468)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (206)         (414)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           11            26
  Redeemed....................................................................................          (87)         (107)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (76)          (81)
                                                                                               ============  ============

                                                                                                 EQ/LORD ABBETT LARGE
                                                                                                       CAP CORE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    85,637  $   110,197
  Net realized gain (loss) on investments.....................................................   1,131,925      802,619
  Change in unrealized appreciation (depreciation) of investments.............................   1,063,358   (2,464,397)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,280,920   (1,551,581)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,052,222    1,610,119
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,813,231)    (944,610)
   Transfers for contract benefits and terminations...........................................  (1,270,565)    (441,509)
   Contract maintenance charges...............................................................    (564,758)    (609,944)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,596,332)    (385,944)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            3
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (5,315,412)  (1,937,522)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  15,942,570   17,880,092
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $10,627,158  $15,942,570
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          13           42
  Redeemed....................................................................................         (78)         (47)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (65)          (5)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           6           13
  Redeemed....................................................................................         (12)          (8)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (6)           5
                                                                                               ===========  ===========

                                                                                                 EQ/MFS INTERNATIONAL
                                                                                                        GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   198,403  $    82,854
  Net realized gain (loss) on investments.....................................................     854,851    1,944,779
  Change in unrealized appreciation (depreciation) of investments.............................   4,241,687   (5,306,944)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   5,294,941   (3,279,311)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,334,872    2,436,625
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,334,434     (134,598)
   Transfers for contract benefits and terminations...........................................  (1,282,351)    (966,869)
   Contract maintenance charges...............................................................  (1,315,457)  (1,309,308)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,071,498       25,850
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   6,366,439   (3,253,461)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,742,204   29,995,665
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $33,108,643  $26,742,204
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          57           87
  Redeemed....................................................................................         (50)         (92)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           7           (5)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/MID CAP INDEX*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   509,098  $    296,217
  Net realized gain (loss) on investments.....................................................  (1,788,798)       92,661
  Change in unrealized appreciation (depreciation) of investments.............................  14,648,907    (2,682,025)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................  13,369,207    (2,293,147)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,792,504     7,402,773
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,580,770)   (6,583,254)
   Transfers for contract benefits and terminations...........................................  (4,909,499)  (10,255,431)
   Contract maintenance charges...............................................................  (4,829,106)   (5,088,139)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (9,526,871)  (14,524,051)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,842,336   (16,817,198)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  83,438,800   100,255,998
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $87,281,136  $ 83,438,800
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          16            21
  Redeemed....................................................................................         (16)          (25)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (4)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          27            60
  Redeemed....................................................................................         (86)         (166)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (59)         (106)
                                                                                               ===========  ============

                                                                                                 EQ/MID CAP VALUE PLUS*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,399,763  $  1,304,593
  Net realized gain (loss) on investments.....................................................    4,139,054     8,487,861
  Change in unrealized appreciation (depreciation) of investments.............................   24,638,885   (28,990,184)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   30,177,702   (19,197,730)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   13,899,427    15,830,369
   Transfers between Variable Investments Options including guaranteed interest account, net..  (12,619,335)  (20,508,299)
   Transfers for contract benefits and terminations...........................................  (11,208,997)  (22,386,464)
   Contract maintenance charges...............................................................  (11,267,004)  (12,334,078)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (21,195,909)  (39,398,472)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       10,139            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    8,991,932   (58,596,202)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  174,829,057   233,425,259
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $183,820,989  $174,829,057
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           27            53
  Redeemed....................................................................................         (138)         (263)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (111)         (210)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................            4             7
  Redeemed....................................................................................           (4)           (7)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

                                                                                                   EQ/MONEY MARKET*(D)
                                                                                               ---------------------------
                                                                                                    2012          2011
                                                                                               -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    (848,924) $   (924,149)
  Net realized gain (loss) on investments.....................................................        (3,950)       40,477
  Change in unrealized appreciation (depreciation) of investments.............................         5,772       (68,461)
                                                                                               -------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      (847,102)     (952,133)
                                                                                               -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    88,654,971    81,231,131
   Transfers between Variable Investments Options including guaranteed interest account, net..    38,526,271   (58,360,481)
   Transfers for contract benefits and terminations...........................................  (126,689,730)  (59,359,293)
   Contract maintenance charges...............................................................   (21,900,647)  (24,247,712)
                                                                                               -------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (21,409,135)  (60,736,355)
                                                                                               -------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         9,502            (5)
                                                                                               -------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (22,246,735)  (61,688,493)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   236,707,209   298,395,702
                                                                                               -------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 214,460,474  $236,707,209
                                                                                               =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         1,809         1,323
  Redeemed....................................................................................        (2,109)       (1,318)
                                                                                               -------------  ------------
  Net Increase (Decrease).....................................................................          (300)            5
                                                                                               =============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           649           648
  Redeemed....................................................................................          (617)         (678)
                                                                                               -------------  ------------
  Net Increase (Decrease).....................................................................            32           (30)
                                                                                               =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/MONTAG & CALDWELL
                                                                                                        GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   131,650  $    74,525
  Net realized gain (loss) on investments.....................................................   1,955,476    1,705,187
  Change in unrealized appreciation (depreciation) of investments.............................     955,292   (1,049,856)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,042,418      729,856
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,373,195    1,384,611
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,082,961)  (2,856,288)
   Transfers for contract benefits and terminations...........................................  (1,101,826)    (993,980)
   Contract maintenance charges...............................................................    (834,526)    (821,982)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,646,118)  (3,287,639)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     396,300   (2,557,783)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  24,967,274   27,525,057
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $25,363,574  $24,967,274
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          34           24
  Redeemed....................................................................................         (50)         (51)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (16)         (27)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          15           35
  Redeemed....................................................................................         (17)         (42)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (2)          (7)
                                                                                               ===========  ===========

                                                                                               EQ/MORGAN STANLEY MID CAP
                                                                                                        GROWTH*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    30,890  $    (91,077)
  Net realized gain (loss) on investments.....................................................   4,126,009     9,179,756
  Change in unrealized appreciation (depreciation) of investments.............................    (110,046)  (13,829,947)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   4,046,853    (4,741,268)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,943,782     5,041,620
   Transfers between Variable Investments Options including guaranteed interest account, net..  (7,246,350)    1,593,082
   Transfers for contract benefits and terminations...........................................  (2,387,881)   (2,260,651)
   Contract maintenance charges...............................................................  (2,498,216)   (2,542,335)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,188,665)    1,831,716
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (3,141,812)   (2,909,552)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  51,371,478    54,281,030
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $48,229,666  $ 51,371,478
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          44           106
  Redeemed....................................................................................         (99)         (108)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (55)           (2)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          22            38
  Redeemed....................................................................................         (32)          (29)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (10)            9
                                                                                               ===========  ============

                                                                                                 EQ/PIMCO ULTRA SHORT
                                                                                                         BOND*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   107,774  $   127,223
  Net realized gain (loss) on investments.....................................................      47,949      (59,070)
  Change in unrealized appreciation (depreciation) of investments.............................     340,698     (238,495)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     496,421     (170,342)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,087,771    4,831,968
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,023,752   (6,147,250)
   Transfers for contract benefits and terminations...........................................  (3,276,189)  (2,538,439)
   Contract maintenance charges...............................................................  (2,948,924)  (3,061,380)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,113,590)  (6,915,101)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (617,169)  (7,085,443)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  43,948,690   51,034,133
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $43,331,521  $43,948,690
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          55           40
  Redeemed....................................................................................         (69)         (81)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (14)         (41)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          33           33
  Redeemed....................................................................................         (28)         (54)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           5          (21)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/QUALITY BOND PLUS*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   107,721  $  1,675,055
  Net realized gain (loss) on investments.....................................................  (1,216,917)   (2,241,479)
  Change in unrealized appreciation (depreciation) of investments.............................   2,801,353     1,363,118
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   1,692,157       796,694
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,554,276     6,252,618
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,733,359)   (9,287,364)
   Transfers for contract benefits and terminations...........................................  (4,396,857)   (4,564,883)
   Contract maintenance charges...............................................................  (5,934,604)   (6,104,681)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (6,510,544)  (13,704,310)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (4,818,387)  (12,907,616)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  79,962,021    92,869,637
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $75,143,634  $ 79,962,021
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          36            47
  Redeemed....................................................................................         (47)          (97)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (11)          (50)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          11            12
  Redeemed....................................................................................         (20)          (23)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (9)          (11)
                                                                                               ===========  ============

                                                                                                EQ/SMALL COMPANY INDEX*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   630,502  $   303,610
  Net realized gain (loss) on investments.....................................................   2,034,359    4,436,239
  Change in unrealized appreciation (depreciation) of investments.............................   5,076,273   (7,188,966)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   7,741,134   (2,449,117)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,650,427    3,772,946
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,151,293)    (115,754)
   Transfers for contract benefits and terminations...........................................  (5,557,720)  (3,130,900)
   Contract maintenance charges...............................................................  (2,332,371)  (2,358,279)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,390,957)  (1,831,987)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      21,999           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     372,176   (4,281,104)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  53,571,732   57,852,836
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $53,943,908  $53,571,732
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          38           62
  Redeemed....................................................................................         (71)         (66)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (33)          (4)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          18           26
  Redeemed....................................................................................         (10)         (25)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           8            1
                                                                                               ===========  ===========

                                                                                                EQ/T. ROWE PRICE GROWTH
                                                                                                        STOCK*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (177,485) $  (155,303)
  Net realized gain (loss) on investments.....................................................   2,519,598    2,593,055
  Change in unrealized appreciation (depreciation) of investments.............................   3,911,574   (3,178,512)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   6,253,687     (740,760)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,316,079    3,308,262
   Transfers between Variable Investments Options including guaranteed interest account, net..   4,318,199    1,075,802
   Transfers for contract benefits and terminations...........................................  (2,074,731)  (6,587,942)
   Contract maintenance charges...............................................................  (2,198,995)  (1,947,008)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   3,360,552   (4,150,886)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,068       (1,065)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,615,307   (4,892,711)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  33,610,791   38,503,502
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $43,226,098  $33,610,791
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           9            9
  Redeemed....................................................................................          (4)         (15)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................           5           (6)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         106          108
  Redeemed....................................................................................         (78)        (149)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          28          (41)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   30,663  $   23,126
  Net realized gain (loss) on investments.....................................................    100,596     102,567
  Change in unrealized appreciation (depreciation) of investments.............................    467,898    (273,800)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    599,157    (148,107)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    449,518     478,224
   Transfers between Variable Investments Options including guaranteed interest account, net..    188,186    (362,536)
   Transfers for contract benefits and terminations...........................................   (196,648)   (218,454)
   Contract maintenance charges...............................................................   (259,743)   (268,318)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    181,313    (371,084)
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    780,470    (519,191)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,901,271   5,420,462
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $5,681,741  $4,901,271
                                                                                               ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         16           7
  Redeemed....................................................................................        (14)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................          2          (4)
                                                                                               ==========  ==========

                                                                                                    EQ/VAN KAMPEN
                                                                                                      COMSTOCK*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   56,112  $   62,136
  Net realized gain (loss) on investments.....................................................    237,997      64,210
  Change in unrealized appreciation (depreciation) of investments.............................    639,497    (225,974)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    933,606     (99,628)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    429,694     454,010
   Transfers between Variable Investments Options including guaranteed interest account, net..   (336,348)  1,169,696
   Transfers for contract benefits and terminations...........................................   (327,228)    (84,850)
   Contract maintenance charges...............................................................   (269,279)   (220,455)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (503,161)  1,318,401
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          --
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    430,445   1,218,773
NET ASSETS -- BEGINNING OF PERIOD.............................................................  5,418,701   4,199,928
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $5,849,146  $5,418,701
                                                                                               ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          4          20
  Redeemed....................................................................................         (6)         (9)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)         11
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          4          28
  Redeemed....................................................................................         (6)        (24)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)          4
                                                                                               ==========  ==========

                                                                                                  EQ/WELLS FARGO OMEGA
                                                                                                        GROWTH*
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (187,514) $  (168,866)
  Net realized gain (loss) on investments.....................................................    6,030,477    3,752,128
  Change in unrealized appreciation (depreciation) of investments.............................    6,555,318   (8,605,256)
                                                                                               ------------  -----------
  Net Increase (decrease) in net assets from operations.......................................   12,398,281   (5,021,994)
                                                                                               ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    4,436,171    3,816,138
   Transfers between Variable Investments Options including guaranteed interest account, net..   (6,417,926)  15,454,981
   Transfers for contract benefits and terminations...........................................   (8,489,179)  (3,611,038)
   Contract maintenance charges...............................................................   (2,087,173)  (1,684,992)
                                                                                               ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (12,558,107)  13,975,089
                                                                                               ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --           --
                                                                                               ------------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     (159,826)   8,953,095
NET ASSETS -- BEGINNING OF PERIOD.............................................................   63,693,170   54,740,075
                                                                                               ------------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 63,533,344  $63,693,170
                                                                                               ============  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           44           48
  Redeemed....................................................................................          (33)         (22)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           11           26
                                                                                               ============  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................          165          234
  Redeemed....................................................................................         (254)        (143)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................          (89)          91
                                                                                               ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                FIDELITY(R) VIP ASSET
                                                                                                   MANAGER: GROWTH
                                                                                                      PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   17,183  $    56,932
  Net realized gain (loss) on investments.....................................................     (1,593)     267,048
  Change in unrealized appreciation (depreciation) of investments.............................    187,502     (617,939)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    203,092     (293,959)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     77,851      101,193
   Transfers between Variable Investments Options including guaranteed interest account, net..     (8,987)  (1,449,314)
   Transfers for contract benefits and terminations...........................................    (25,305)    (717,491)
   Contract maintenance charges...............................................................    (51,503)     (82,877)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................     (7,944)  (2,148,489)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    195,148   (2,442,448)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,265,508    3,707,956
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $1,460,656  $ 1,265,508
                                                                                               ==========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          7           18
  Redeemed....................................................................................         (5)         (29)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          2          (11)
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP CONTRAFUND(R)
                                                                                                       PORTFOLIO
                                                                                               ----------------------------
                                                                                                   2012           2011
                                                                                                -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   323,247    $    389,578
  Net realized gain (loss) on investments.....................................................   1,339,314       7,637,744
  Change in unrealized appreciation (depreciation) of investments.............................   3,207,044     (10,121,277)
                                                                                                -----------   ------------
  Net Increase (decrease) in net assets from operations.......................................   4,869,605      (2,093,955)
                                                                                                -----------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,771,857       1,971,031
   Transfers between Variable Investments Options including guaranteed interest account, net..    (603,601)      9,216,535
   Transfers for contract benefits and terminations...........................................  (1,505,422)    (23,266,129)
   Contract maintenance charges...............................................................    (913,662)     (1,051,959)
                                                                                                -----------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................    (250,828)    (13,130,522)
                                                                                                -----------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --              --
                                                                                                -----------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   4,618,777     (15,224,477)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  30,841,046      46,065,523
                                                                                                -----------   ------------

NET ASSETS -- END OF PERIOD................................................................... $35,459,823    $ 30,841,046
                                                                                                ===========   ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         136             170
  Redeemed....................................................................................         (82)           (191)
                                                                                                -----------   ------------
  Net Increase (Decrease).....................................................................          54             (21)
                                                                                                ===========   ============

                                                                                                   FIDELITY(R) VIP
                                                                                                    EQUITY-INCOME
                                                                                                      PORTFOLIO
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  28,487  $   101,202
  Net realized gain (loss) on investments.....................................................   118,502      865,441
  Change in unrealized appreciation (depreciation) of investments.............................    25,558   (1,013,513)
                                                                                               ---------  -----------
  Net Increase (decrease) in net assets from operations.......................................   172,547      (46,870)
                                                                                               ---------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   103,843       73,905
   Transfers between Variable Investments Options including guaranteed interest account, net..    27,964   (2,121,815)
   Transfers for contract benefits and terminations...........................................  (201,645)  (1,612,748)
   Contract maintenance charges...............................................................   (35,602)     (90,113)
                                                                                               ---------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (105,440)  (3,750,771)
                                                                                               ---------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        --           --
                                                                                               ---------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    67,107   (3,797,641)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   917,502    4,715,143
                                                                                               ---------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 984,609  $   917,502
                                                                                               =========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         9           34
  Redeemed....................................................................................        (5)         (56)
                                                                                               ---------  -----------
  Net Increase (Decrease).....................................................................         4          (22)
                                                                                               =========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               FIDELITY(R) VIP GROWTH &
                                                                                                   INCOME PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   56,807  $    80,094
  Net realized gain (loss) on investments.....................................................    171,286      470,683
  Change in unrealized appreciation (depreciation) of investments.............................    146,656     (494,360)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    374,749       56,417
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    323,699      283,262
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,225,864    1,503,950
   Transfers for contract benefits and terminations...........................................   (142,883)  (4,510,922)
   Contract maintenance charges...............................................................   (121,527)    (107,820)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,285,153   (2,831,530)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        998           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,660,900   (2,775,113)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,562,979    4,338,092
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $3,223,879  $ 1,562,979
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         29           41
  Redeemed....................................................................................        (14)         (56)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         15          (15)
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP HIGH INCOME
                                                                                                       PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   794,908   $    726,285
  Net realized gain (loss) on investments.....................................................      53,456        658,833
  Change in unrealized appreciation (depreciation) of investments.............................     628,768       (807,650)
                                                                                               -----------   ------------
  Net Increase (decrease) in net assets from operations.......................................   1,477,132        577,468
                                                                                               -----------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     278,747        233,417
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,458,325      3,024,795
   Transfers for contract benefits and terminations...........................................  (1,379,054)   (13,867,113)
   Contract maintenance charges...............................................................    (135,830)      (292,769)
                                                                                               -----------   ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,222,188    (10,901,670)
                                                                                               -----------   ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --             --
                                                                                               -----------   ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,699,320    (10,324,202)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,679,544     20,003,746
                                                                                               -----------   ------------

NET ASSETS -- END OF PERIOD................................................................... $13,378,864   $  9,679,544
                                                                                               ===========   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          60             79
  Redeemed....................................................................................         (33)          (142)
                                                                                               -----------   ------------
  Net Increase (Decrease).....................................................................          27            (63)
                                                                                               ===========   ============

                                                                                                    FIDELITY(R) VIP
                                                                                                    INVESTMENT GRADE
                                                                                                     BOND PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   491,744  $    401,649
  Net realized gain (loss) on investments.....................................................     680,847       725,082
  Change in unrealized appreciation (depreciation) of investments.............................    (444,465)      (67,371)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................     728,126     1,059,360
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,147,575       195,672
   Transfers between Variable Investments Options including guaranteed interest account, net..   9,686,674   (10,089,389)
   Transfers for contract benefits and terminations...........................................  (1,421,792)     (306,482)
   Contract maintenance charges...............................................................    (180,110)     (194,221)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   9,232,347   (10,394,420)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,960,473    (9,335,060)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,644,744    21,979,804
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $22,605,217  $ 12,644,744
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         226            46
  Redeemed....................................................................................         (80)         (115)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         146           (69)
                                                                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                FIDELITY(R) VIP MID CAP
                                                                                                       PORTFOLIO
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    69,703  $    (27,636)
  Net realized gain (loss) on investments.....................................................   3,014,891     5,403,583
  Change in unrealized appreciation (depreciation) of investments.............................     210,626   (10,319,155)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   3,295,220    (4,943,208)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,371,138     1,263,044
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,838,544)  (15,397,313)
   Transfers for contract benefits and terminations...........................................  (5,329,775)   (5,521,653)
   Contract maintenance charges...............................................................    (531,999)     (801,199)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (8,329,180)  (20,457,121)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (5,033,960)  (25,400,329)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  27,710,227    53,110,556
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $22,676,267  $ 27,710,227
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          86            91
  Redeemed....................................................................................        (103)         (186)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (17)          (95)
                                                                                               ===========  ============

                                                                                                FIDELITY(R) VIP MONEY
                                                                                                   MARKET PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $      112  $       154
  Net realized gain (loss) on investments.....................................................         (4)           2
  Change in unrealized appreciation (depreciation) of investments.............................         --           (2)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................        108          154
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    196,905      827,369
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,066,130   (1,518,755)
   Transfers for contract benefits and terminations...........................................     (7,770)     (40,886)
   Contract maintenance charges...............................................................    (42,267)     (55,775)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,212,998     (788,047)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,213,106     (787,893)
NET ASSETS -- BEGINNING OF PERIOD.............................................................    756,179    1,544,072
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $1,969,285  $   756,179
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         98           28
  Redeemed....................................................................................        (16)         (27)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         82            1
                                                                                               ==========  ===========

                                                                                               FIDELITY(R) VIP VALUE
                                                                                                     PORTFOLIO
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                               --------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 11,369  $    29,026
  Net realized gain (loss) on investments.....................................................    8,624      398,103
  Change in unrealized appreciation (depreciation) of investments.............................   95,194     (452,778)
                                                                                               --------  -----------
  Net Increase (decrease) in net assets from operations.......................................  115,187      (25,649)
                                                                                               --------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   14,827       31,622
   Transfers between Variable Investments Options including guaranteed interest account, net..  133,109     (962,618)
   Transfers for contract benefits and terminations...........................................  (15,397)  (3,836,089)
   Contract maintenance charges...............................................................  (17,658)     (76,256)
                                                                                               --------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  114,881   (4,843,341)
                                                                                               --------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --           --
                                                                                               --------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  230,068   (4,868,990)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  559,292    5,428,282
                                                                                               --------  -----------

NET ASSETS -- END OF PERIOD................................................................... $789,360  $   559,292
                                                                                               ========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................        2           17
  Redeemed....................................................................................       (2)         (47)
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................       --          (30)
                                                                                               ========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                               FIDELITY(R) VIP VALUE
                                                                                                STRATEGIES PORTFOLIO
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                               --------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  1,579  $    28,905
  Net realized gain (loss) on investments.....................................................   16,431      470,079
  Change in unrealized appreciation (depreciation) of investments.............................   67,585     (799,799)
                                                                                               --------  -----------
  Net Increase (decrease) in net assets from operations.......................................   85,595     (300,815)
                                                                                               --------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   31,809       60,229
   Transfers between Variable Investments Options including guaranteed interest account, net..   19,426       76,855
   Transfers for contract benefits and terminations...........................................  (12,759)  (4,851,525)
   Contract maintenance charges...............................................................  (12,261)     (73,140)
                                                                                               --------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   26,215   (4,787,581)
                                                                                               --------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --           --
                                                                                               --------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  111,810   (5,088,396)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  313,908    5,402,304
                                                                                               --------  -----------

NET ASSETS -- END OF PERIOD................................................................... $425,718  $   313,908
                                                                                               ========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................       --           --
  Redeemed....................................................................................       --           --
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................       --           --
                                                                                               ========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................        2           16
  Redeemed....................................................................................       (1)         (40)
                                                                                               --------  -----------
  Net Increase (Decrease).....................................................................        1          (24)
                                                                                               ========  ===========

                                                                                                    FRANKLIN RISING
                                                                                                 DIVIDENDS SECURITIES
                                                                                                         FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   322,605  $   169,302
  Net realized gain (loss) on investments.....................................................     530,217      142,046
  Change in unrealized appreciation (depreciation) of investments.............................   2,025,054      152,517
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,877,876      463,865
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,375,420    1,291,308
   Transfers between Variable Investments Options including guaranteed interest account, net..   9,938,593    1,680,926
   Transfers for contract benefits and terminations...........................................  (1,325,554)    (886,070)
   Contract maintenance charges...............................................................  (1,017,238)    (465,618)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   9,971,221    1,620,546
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         895         (263)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  12,849,992    2,084,148
NET ASSETS -- BEGINNING OF PERIOD.............................................................  19,522,255   17,438,107
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $32,372,247  $19,522,255
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         130          141
  Redeemed....................................................................................         (47)        (131)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          83           10
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                 FRANKLIN SMALL CAP
                                                                                                  VALUE SECURITIES
                                                                                                        FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   12,741  $    5,295
  Net realized gain (loss) on investments.....................................................     41,819      38,231
  Change in unrealized appreciation (depreciation) of investments.............................    318,953    (120,669)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    373,513     (77,143)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    487,387     136,956
   Transfers between Variable Investments Options including guaranteed interest account, net..   (166,046)  1,402,883
   Transfers for contract benefits and terminations...........................................    (74,018)    (79,647)
   Contract maintenance charges...............................................................    (80,584)    (50,294)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    166,739   1,409,898
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      2,322          (7)
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    542,574   1,332,748
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,979,885     647,137
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,522,459  $1,979,885
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         48          27
  Redeemed....................................................................................        (18)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         30          16
                                                                                               ==========  ==========

UNIT ACTIVITY SERVICE CLASS 2
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                  FRANKLIN STRATEGIC
                                                                                                INCOME SECURITIES FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   969,722  $   814,469
  Net realized gain (loss) on investments.....................................................     (40,502)    (477,803)
  Change in unrealized appreciation (depreciation) of investments.............................     758,825     (396,841)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,688,045      (60,175)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,759,389    1,104,086
   Transfers between Variable Investments Options including guaranteed interest account, net..   6,223,007    6,141,225
   Transfers for contract benefits and terminations...........................................    (556,673)    (282,769)
   Contract maintenance charges...............................................................    (751,078)    (375,245)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   6,674,645    6,587,297
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          450
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   8,362,690    6,527,572
NET ASSETS -- BEGINNING OF PERIOD                                                               11,041,213    4,513,641
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $19,403,903  $11,041,213
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................          91          138
  Redeemed....................................................................................         (34)         (78)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          57           60
                                                                                               ===========  ===========

UNIT ACTIVITY SERIES II
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                GOLDMAN SACHS VIT MID
                                                                                                   CAP VALUE FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   41,872  $    6,868
  Net realized gain (loss) on investments.....................................................    109,608     164,469
  Change in unrealized appreciation (depreciation) of investments.............................    770,439    (559,458)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    921,919    (388,121)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    515,907     534,083
   Transfers between Variable Investments Options including guaranteed interest account, net..  1,594,010   1,316,844
   Transfers for contract benefits and terminations...........................................   (359,042)    (71,530)
   Contract maintenance charges...............................................................   (153,016)   (107,677)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,597,859   1,671,720
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        198         722
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,519,976   1,284,321
NET ASSETS -- BEGINNING OF PERIOD                                                               4,946,157   3,661,836
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $7,466,133  $4,946,157
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         32          36
  Redeemed....................................................................................        (17)        (21)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         15          15
                                                                                               ==========  ==========

                                                                                                  INVESCO V.I.
                                                                                                   DIVERSIFIED
                                                                                                DIVIDEND FUND(A)
                                                                                               ------------------
                                                                                                 2012      2011
                                                                                               --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,734  $     --
  Net realized gain (loss) on investments.....................................................    4,987     8,989
  Change in unrealized appreciation (depreciation) of investments.............................   20,281     3,817
                                                                                               --------  --------
  Net Increase (decrease) in net assets from operations.......................................   28,002    12,806
                                                                                               --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    5,847    13,984
   Transfers between Variable Investments Options including guaranteed interest account, net..  278,496    77,946
   Transfers for contract benefits and terminations...........................................  (12,805)       --
   Contract maintenance charges...............................................................   (3,016)   (1,393)
                                                                                               --------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................  268,522    90,537
                                                                                               --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --         9
                                                                                               --------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  296,524   103,352
NET ASSETS -- BEGINNING OF PERIOD                                                               103,352        --
                                                                                               --------  --------

NET ASSETS -- END OF PERIOD................................................................... $399,876  $103,352
                                                                                               ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued......................................................................................       --        --
  Redeemed....................................................................................       --        --
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................       --        --
                                                                                               ========  ========

UNIT ACTIVITY SERIES II
  Issued......................................................................................        4        38
  Redeemed....................................................................................       (2)      (34)
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................        2         4
                                                                                               ========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................       --        --
  Redeemed....................................................................................       --        --
                                                                                               --------  --------
  Net Increase (Decrease).....................................................................       --        --
                                                                                               ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               INVESCO V.I. GLOBAL REAL
                                                                                                     ESTATE FUND
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    28,517  $  256,842
  Net realized gain (loss) on investments.....................................................     344,102      (1,887)
  Change in unrealized appreciation (depreciation) of investments.............................   2,395,278    (895,770)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   2,767,897    (640,815)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,767,178     968,110
   Transfers between Variable Investments Options including guaranteed interest account, net..   5,423,693   3,720,373
   Transfers for contract benefits and terminations...........................................    (424,831)    (73,321)
   Contract maintenance charges...............................................................    (470,283)   (221,065)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   6,295,757   4,394,097
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          36          29
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   9,063,690   3,753,311
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,531,637   3,778,326
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $16,595,327  $7,531,637
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................         120          82
  Redeemed....................................................................................         (60)        (40)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          60          42
                                                                                               ===========  ==========

                                                                                                     INVESCO V.I.
                                                                                                 INTERNATIONAL GROWTH
                                                                                                         FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   159,042  $    65,651
  Net realized gain (loss) on investments.....................................................      39,679       85,405
  Change in unrealized appreciation (depreciation) of investments.............................   1,797,872   (1,187,542)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,996,593   (1,036,486)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,958,309      918,358
   Transfers between Variable Investments Options including guaranteed interest account, net..     797,584    6,562,002
   Transfers for contract benefits and terminations...........................................    (712,267)    (637,818)
   Contract maintenance charges...............................................................    (397,653)    (224,397)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,645,973    6,618,145
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          445
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,642,566    5,582,104
NET ASSETS -- BEGINNING OF PERIOD.............................................................  12,157,549    6,575,445
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $15,800,115  $12,157,549
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................         130          126
  Redeemed....................................................................................         (59)         (59)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          71           67
                                                                                               ===========  ===========

                                                                                                INVESCO V.I. MID CAP
                                                                                                  CORE EQUITY FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (6,193) $   (2,270)
  Net realized gain (loss) on investments.....................................................    (30,724)      7,807
  Change in unrealized appreciation (depreciation) of investments.............................    277,067    (248,174)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    240,150    (242,637)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    228,960     246,353
   Transfers between Variable Investments Options including guaranteed interest account, net..   (476,758)  1,514,333
   Transfers for contract benefits and terminations...........................................    (46,254)    (33,421)
   Contract maintenance charges...............................................................    (64,332)    (37,190)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (358,384)  1,690,075
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          5           7
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (118,229)  1,447,445
NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,429,728     982,283
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,311,499  $2,429,728
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued......................................................................................          9          23
  Redeemed....................................................................................        (12)         (7)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (3)         16
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               INVESCO V.I. SMALL CAP
                                                                                                     EQUITY FUND
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (10,424) $   (9,910)
  Net realized gain (loss) on investments.....................................................      3,156     (83,365)
  Change in unrealized appreciation (depreciation) of investments.............................    349,215    (212,863)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    341,947    (306,138)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    329,888     214,198
   Transfers between Variable Investments Options including guaranteed interest account, net..   (400,378)  2,536,443
   Transfers for contract benefits and terminations...........................................    (73,296)    (32,433)
   Contract maintenance charges...............................................................   (114,991)    (85,469)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (258,777)  2,632,739
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         (5)         26
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     83,165   2,326,627

NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,700,968     374,341
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,784,133  $2,700,968
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         11          46
  Redeemed....................................................................................        (13)        (23)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (2)         23
                                                                                               ==========  ==========

                                                                                                IVY FUNDS VIP DIVIDEND
                                                                                                    OPPORTUNITIES
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     9,513  $   19,224
  Net realized gain (loss) on investments.....................................................      62,041     (43,505)
  Change in unrealized appreciation (depreciation) of investments.............................     103,008    (109,558)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     174,562    (133,839)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      53,443     123,560
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,319,945)    425,690
   Transfers for contract benefits and terminations...........................................     (84,936)    (34,775)
   Contract maintenance charges...............................................................     (24,219)    (20,259)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,375,657)    494,216
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,201,095)    360,377

NET ASSETS -- BEGINNING OF PERIOD.............................................................   1,525,140   1,164,763
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $   324,045  $1,525,140
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................          30          47
  Redeemed....................................................................................         (53)        (30)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (23)         17
                                                                                               ===========  ==========

UNIT ACTIVITY SERIES II
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========

                                                                                                 IVY FUNDS VIP ENERGY
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (29,636) $   (23,063)
  Net realized gain (loss) on investments.....................................................   (620,862)     (62,089)
  Change in unrealized appreciation (depreciation) of investments.............................    675,116     (939,015)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     24,618   (1,024,167)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,067,077      929,680
   Transfers between Variable Investments Options including guaranteed interest account, net..   (336,265)   6,871,538
   Transfers for contract benefits and terminations...........................................   (284,705)    (123,027)
   Contract maintenance charges...............................................................   (436,113)    (262,216)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................      9,994    7,415,975
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        (68)          72
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     34,544    6,391,880

NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,654,796    1,262,916
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $7,689,340  $ 7,654,796
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         56          105
  Redeemed....................................................................................        (61)         (35)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         (5)          70
                                                                                               ==========  ===========

UNIT ACTIVITY SERIES II
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 IVY FUNDS VIP MID CAP
                                                                                                        GROWTH
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (45,584) $   256,260
  Net realized gain (loss) on investments.....................................................   1,155,864     (608,989)
  Change in unrealized appreciation (depreciation) of investments.............................     395,827     (681,862)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,506,107   (1,034,591)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,794,935      795,689
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,494,387    7,958,513
   Transfers for contract benefits and terminations...........................................    (627,851)    (214,252)
   Contract maintenance charges...............................................................    (588,819)    (300,950)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,072,652    8,239,000
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         394           71
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,579,153    7,204,480
NET ASSETS -- BEGINNING OF PERIOD.............................................................  10,979,644    3,775,164
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $14,558,797  $10,979,644
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         113          147
  Redeemed....................................................................................         (61)         (84)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          52           63
                                                                                               ===========  ===========

                                                                                                IVY FUNDS VIP SCIENCE
                                                                                                    AND TECHNOLOGY
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $        --  $  164,757
  Net realized gain (loss) on investments.....................................................      92,702     305,958
  Change in unrealized appreciation (depreciation) of investments.............................     829,615    (846,068)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     922,317    (375,353)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      65,915      12,254
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,450,709)  1,361,465
   Transfers for contract benefits and terminations...........................................    (206,485)   (384,623)
   Contract maintenance charges...............................................................     (19,507)    (14,675)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,610,786)    974,421
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         998          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,687,471)    599,068
NET ASSETS -- BEGINNING OF PERIOD.............................................................   4,353,337   3,754,269
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $ 2,665,866  $4,353,337
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................          28          46
  Redeemed....................................................................................         (43)        (35)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (15)         11
                                                                                               ===========  ==========

                                                                                                    IVY FUNDS VIP
                                                                                                  SMALL CAP GROWTH
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (15,032) $   19,404
  Net realized gain (loss) on investments.....................................................    (86,836)    (64,879)
  Change in unrealized appreciation (depreciation) of investments.............................    293,417    (672,002)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    191,549    (717,477)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    513,031     417,800
   Transfers between Variable Investments Options including guaranteed interest account, net..   (471,616)  2,687,564
   Transfers for contract benefits and terminations...........................................   (116,465)    (42,231)
   Contract maintenance charges...............................................................   (171,724)   (116,459)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (246,774)  2,946,674
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          65
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (55,225)  2,229,262
NET ASSETS -- BEGINNING OF PERIOD.............................................................  4,083,561   1,854,299
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $4,028,336  $4,083,561
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued......................................................................................         23          64
  Redeemed....................................................................................        (26)        (39)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (3)         25
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   LAZARD RETIREMENT
                                                                                                   EMERGING MARKETS
                                                                                                   EQUITY PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   562,214  $   606,250
  Net realized gain (loss) on investments.....................................................    (712,101)    (761,579)
  Change in unrealized appreciation (depreciation) of investments.............................   7,605,260   (6,737,484)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   7,455,373   (6,892,813)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,427,133    3,502,071
   Transfers between Variable Investments Options including guaranteed interest account, net..   3,752,605   14,072,345
   Transfers for contract benefits and terminations...........................................  (2,252,984)  (2,791,742)
   Contract maintenance charges...............................................................  (1,503,571)  (1,099,731)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   4,423,183   13,682,943
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          (32)
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  11,878,556    6,790,098
NET ASSETS -- BEGINNING OF PERIOD.............................................................  32,660,477   25,870,379
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $44,539,033  $32,660,477
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         241          319
  Redeemed....................................................................................        (186)        (197)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          55          122
                                                                                               ===========  ===========

                                                                                                 MFS(R) INTERNATIONAL
                                                                                                    VALUE PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   331,787  $   194,646
  Net realized gain (loss) on investments.....................................................     604,541    1,123,735
  Change in unrealized appreciation (depreciation) of investments.............................   3,005,750   (1,955,515)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,942,078     (637,134)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,125,214    1,311,227
   Transfers between Variable Investments Options including guaranteed interest account, net..     221,954    2,485,151
   Transfers for contract benefits and terminations...........................................    (828,620)    (306,572)
   Contract maintenance charges...............................................................    (632,546)    (359,354)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................     886,002    3,130,452
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          317
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   4,828,080    2,493,635
NET ASSETS -- BEGINNING OF PERIOD.............................................................  23,500,487   21,006,852
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $28,328,567  $23,500,487
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................         114          180
  Redeemed....................................................................................         (91)        (150)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          23           30
                                                                                               ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                 MFS(R) INVESTORS
                                                                                                   GROWTH STOCK
                                                                                                      SERIES
                                                                                               --------------------
                                                                                                  2012       2011
                                                                                               ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (2,561) $ (1,364)
  Net realized gain (loss) on investments.....................................................     92,577    23,050
  Change in unrealized appreciation (depreciation) of investments.............................     59,814   (26,547)
                                                                                               ----------  --------
  Net Increase (decrease) in net assets from operations.......................................    149,830    (4,861)
                                                                                               ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     99,896   116,119
   Transfers between Variable Investments Options including guaranteed interest account, net..    488,030   244,515
   Transfers for contract benefits and terminations...........................................    (12,277)  (89,410)
   Contract maintenance charges...............................................................    (48,551)  (17,308)
                                                                                               ----------  --------

  Net increase (decrease) in net assets from contractowner transactions.......................    527,098   253,916
                                                                                               ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          9         4
                                                                                               ----------  --------

INCREASE (DECREASE) IN NET ASSETS.............................................................    676,937   249,059
NET ASSETS -- BEGINNING OF PERIOD.............................................................    819,424   570,365
                                                                                               ----------  --------

NET ASSETS -- END OF PERIOD................................................................... $1,496,361  $819,424
                                                                                               ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................          9         7
  Redeemed....................................................................................         (4)       (5)
                                                                                               ----------  --------
  Net Increase (Decrease).....................................................................          5         2
                                                                                               ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued......................................................................................         --        --
  Redeemed....................................................................................         --        --
                                                                                               ----------  --------
  Net Increase (Decrease).....................................................................         --        --
                                                                                               ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               MFS(R) INVESTORS TRUST
                                                                                                     SERIES
                                                                                               ---------------------
                                                                                                 2012        2011
                                                                                                --------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,621    $    709
  Net realized gain (loss) on investments.....................................................   19,100       1,583
  Change in unrealized appreciation (depreciation) of investments.............................   39,398      (8,458)
                                                                                                --------   --------
  Net Increase (decrease) in net assets from operations.......................................   61,119      (6,166)
                                                                                                --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   77,132      36,852
   Transfers between Variable Investments Options including guaranteed interest account, net..  345,628     106,453
   Transfers for contract benefits and terminations...........................................   (9,943)         (1)
   Contract maintenance charges...............................................................  (20,080)     (9,902)
                                                                                                --------   --------

  Net increase (decrease) in net assets from contractowner transactions.......................  392,737     133,402
                                                                                                --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        6          --
                                                                                                --------   --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  453,862     127,236
NET ASSETS -- BEGINNING OF PERIOD.............................................................  193,398      66,162
                                                                                                --------   --------

NET ASSETS -- END OF PERIOD                                                                    $647,260    $193,398
                                                                                                ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========   ========

UNIT ACTIVITY CLASS B
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................        6           1
  Redeemed....................................................................................       (3)         --
                                                                                                --------   --------
  Net Increase (Decrease).....................................................................        3           1
                                                                                                ========   ========

                                                                                               MFS(R) UTILITIES SERIES
                                                                                               ----------------------
                                                                                                 2012        2011
                                                                                                --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 73,703    $ 15,270
  Net realized gain (loss) on investments.....................................................   29,177      (9,103)
  Change in unrealized appreciation (depreciation) of investments.............................   20,994      (5,618)
                                                                                                --------    --------
  Net Increase (decrease) in net assets from operations.......................................  123,874         549
                                                                                                --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  137,120      78,784
   Transfers between Variable Investments Options including guaranteed interest account, net..   42,086     517,771
   Transfers for contract benefits and terminations...........................................  (63,993)       (257)
   Contract maintenance charges...............................................................  (30,389)     (8,683)
                                                                                                --------    --------

  Net increase (decrease) in net assets from contractowner transactions.......................   84,824     587,615
                                                                                                --------    --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       --          --
                                                                                                --------    --------

INCREASE (DECREASE) IN NET ASSETS.............................................................  208,698     588,164
NET ASSETS -- BEGINNING OF PERIOD.............................................................  700,357     112,193
                                                                                                --------    --------

NET ASSETS -- END OF PERIOD                                                                    $909,055    $700,357
                                                                                                ========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========    ========

UNIT ACTIVITY CLASS B
  Issued......................................................................................       --          --
  Redeemed....................................................................................       --          --
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       --          --
                                                                                                ========    ========

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................       38          31
  Redeemed....................................................................................      (21)        (13)
                                                                                                --------    --------
  Net Increase (Decrease).....................................................................       17          18
                                                                                                ========    ========

                                                                                                 MULTIMANAGER AGGRESSIVE
                                                                                                         EQUITY*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ (1,080,429) $ (1,439,228)
  Net realized gain (loss) on investments.....................................................    5,735,806     5,345,818
  Change in unrealized appreciation (depreciation) of investments.............................   38,657,448   (26,865,077)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................   43,312,825   (22,958,487)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   27,993,163    30,635,879
   Transfers between Variable Investments Options including guaranteed interest account, net..  (12,546,931)  (16,485,231)
   Transfers for contract benefits and terminations...........................................  (22,663,596)  (26,754,808)
   Contract maintenance charges...............................................................  (26,612,395)  (28,383,268)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (33,829,759)  (40,987,428)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................    9,483,066   (63,945,915)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  324,012,917   387,958,832
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD                                                                    $333,495,983  $324,012,917
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           14            40
  Redeemed....................................................................................          (79)         (146)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (65)         (106)
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................            9            17
  Redeemed....................................................................................          (33)          (41)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (24)          (24)
                                                                                               ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                MULTIMANAGER CORE BOND*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 1,553,643  $  2,146,222
  Net realized gain (loss) on investments.....................................................   4,848,844     4,152,155
  Change in unrealized appreciation (depreciation) of investments.............................  (1,855,961)   (1,185,119)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   4,546,526     5,113,258
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   6,124,122     6,730,437
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,822,179)  (11,534,493)
   Transfers for contract benefits and terminations...........................................  (4,074,474)   (6,169,643)
   Contract maintenance charges...............................................................  (5,669,653)   (6,079,014)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (6,442,184)  (17,052,713)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (1,895,658)  (11,939,455)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  89,995,166   101,934,621
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $88,099,508  $ 89,995,166
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          16            29
  Redeemed....................................................................................         (27)          (46)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (11)          (17)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          64            79
  Redeemed....................................................................................         (91)         (174)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (27)          (95)
                                                                                               ===========  ============

                                                                                                      MULTIMANAGER
                                                                                                 INTERNATIONAL EQUITY*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   464,857  $    608,761
  Net realized gain (loss) on investments.....................................................  (2,466,159)   (5,176,910)
  Change in unrealized appreciation (depreciation) of investments.............................   8,673,214    (4,214,261)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   6,671,912    (8,782,410)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   7,198,299     6,128,134
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,411,951)   (3,151,879)
   Transfers for contract benefits and terminations...........................................  (1,407,996)   (3,462,959)
   Contract maintenance charges...............................................................  (4,174,193)   (4,043,545)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................     204,159    (4,530,249)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --            --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   6,876,071   (13,312,659)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  38,791,100    52,103,759
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $45,667,171  $ 38,791,100
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            11
  Redeemed....................................................................................          (9)          (14)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          (5)           (3)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          49            47
  Redeemed....................................................................................         (44)          (77)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................           5           (30)
                                                                                               ===========  ============

                                                                                                  MULTIMANAGER LARGE
                                                                                                   CAP CORE EQUITY*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    25,122  $    13,958
  Net realized gain (loss) on investments.....................................................     134,720      (96,376)
  Change in unrealized appreciation (depreciation) of investments.............................     907,723     (640,383)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   1,067,565     (722,801)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     781,952      946,933
   Transfers between Variable Investments Options including guaranteed interest account, net..    (988,117)     648,182
   Transfers for contract benefits and terminations...........................................    (453,750)  (1,066,376)
   Contract maintenance charges...............................................................    (544,292)    (578,529)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,204,207)     (49,790)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    (136,642)    (772,591)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,888,134    8,660,725
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 7,751,492  $ 7,888,134
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           2            2
  Redeemed....................................................................................          (4)          (3)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (2)          (1)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           4           20
  Redeemed....................................................................................         (11)         (20)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (7)          --
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  MULTIMANAGER LARGE
                                                                                                      CAP VALUE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   240,796  $   219,259
  Net realized gain (loss) on investments.....................................................    (383,726)  (1,531,056)
  Change in unrealized appreciation (depreciation) of investments.............................   4,095,039     (366,505)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,952,109   (1,678,302)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,288,633    2,640,174
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,034,219)  (4,018,096)
   Transfers for contract benefits and terminations...........................................  (1,218,040)  (1,887,726)
   Contract maintenance charges...............................................................  (1,619,467)  (1,764,019)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (3,583,093)  (5,029,667)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................     369,016   (6,707,969)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  27,326,053   34,034,022
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,695,069  $27,326,053
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           4            5
  Redeemed....................................................................................         (10)         (12)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (6)          (7)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           8           14
  Redeemed....................................................................................         (27)         (43)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (19)         (29)
                                                                                               ===========  ===========

                                                                                                   MULTIMANAGER MID
                                                                                                      CAP GROWTH*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (98,832) $  (101,502)
  Net realized gain (loss) on investments.....................................................     956,209      889,924
  Change in unrealized appreciation (depreciation) of investments.............................   2,813,718   (2,926,611)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   3,671,095   (2,138,189)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,368,385    2,757,264
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,636,320)  (2,148,367)
   Transfers for contract benefits and terminations...........................................  (1,126,275)  (1,422,384)
   Contract maintenance charges...............................................................  (2,958,687)  (2,713,431)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (1,352,897)  (3,526,918)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   2,318,198   (5,665,107)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  25,155,027   30,820,134
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,473,225  $25,155,027
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           1            3
  Redeemed....................................................................................          (5)          (7)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)          (4)
                                                                                               ===========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................          27           24
  Redeemed....................................................................................         (31)         (44)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)         (20)
                                                                                               ===========  ===========

                                                                                                    MULTIMANAGER MID
                                                                                                       CAP VALUE*
                                                                                               -------------------------
                                                                                                   2012         2011
                                                                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     2,887  $   (156,968)
  Net realized gain (loss) on investments.....................................................     266,953     1,715,263
  Change in unrealized appreciation (depreciation) of investments.............................   5,745,527    (8,933,727)
                                                                                               -----------  ------------
  Net Increase (decrease) in net assets from operations.......................................   6,015,367    (7,375,432)
                                                                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,652,515     3,132,281
   Transfers between Variable Investments Options including guaranteed interest account, net..  (3,002,220)   (3,733,179)
   Transfers for contract benefits and terminations...........................................  (1,980,602)   (6,124,029)
   Contract maintenance charges...............................................................  (2,306,215)   (2,539,915)
                                                                                               -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,636,522)   (9,264,842)
                                                                                               -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................      (7,439)           --
                                                                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,371,406   (16,640,274)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  43,389,012    60,029,286
                                                                                               -----------  ------------

NET ASSETS -- END OF PERIOD................................................................... $44,760,418  $ 43,389,012
                                                                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           8             9
  Redeemed....................................................................................          (8)          (11)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................          --            (2)
                                                                                               ===========  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................          13            30
  Redeemed....................................................................................         (40)          (83)
                                                                                               -----------  ------------
  Net Increase (Decrease).....................................................................         (27)          (53)
                                                                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   MULTIMANAGER MULTI
                                                                                                      -SECTOR BOND*
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  2,023,699  $  4,056,796
  Net realized gain (loss) on investments.....................................................   (4,073,210)   (7,755,380)
  Change in unrealized appreciation (depreciation) of investments.............................    7,394,307     9,280,591
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................    5,344,796     5,582,007
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    8,365,658     9,198,454
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,048,356)  (12,237,094)
   Transfers for contract benefits and terminations...........................................   (6,153,730)   (8,877,760)
   Contract maintenance charges...............................................................   (8,264,383)   (8,653,765)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................   (8,100,811)  (20,570,165)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       12,002            --
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (2,744,013)  (14,988,158)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  112,121,502   127,109,660
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $109,377,489  $112,121,502
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           21           138
  Redeemed....................................................................................          (39)         (216)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................          (18)          (78)
                                                                                               ============  ============
UNIT ACTIVITY CLASS B
  Issued......................................................................................           13            13
  Redeemed....................................................................................          (20)          (24)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           (7)          (11)
                                                                                               ============  ============

                                                                                                  MULTIMANAGER SMALL
                                                                                                     CAP GROWTH*
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  (12,707) $   (13,331)
  Net realized gain (loss) on investments.....................................................     55,567      285,107
  Change in unrealized appreciation (depreciation) of investments.............................    763,392   (1,519,093)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    806,252   (1,247,317)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    937,351    1,034,603
   Transfers between Variable Investments Options including guaranteed interest account, net..   (227,946)    (483,568)
   Transfers for contract benefits and terminations...........................................   (253,707)    (248,500)
   Contract maintenance charges...............................................................   (501,184)    (510,132)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    (45,486)    (207,597)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    760,766   (1,454,914)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,065,530    8,520,444
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $7,826,296  $ 7,065,530
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................         15           25
  Redeemed....................................................................................        (14)         (27)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          1           (2)
                                                                                               ==========  ===========

                                                                                                  MULTIMANAGER SMALL
                                                                                                      CAP VALUE*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    75,802  $   (45,219)
  Net realized gain (loss) on investments.....................................................    (623,830)    (476,243)
  Change in unrealized appreciation (depreciation) of investments.............................   4,565,283   (2,028,014)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   4,017,255   (2,549,476)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   2,534,687    2,690,055
   Transfers between Variable Investments Options including guaranteed interest account, net..  (1,552,886)  (2,940,171)
   Transfers for contract benefits and terminations...........................................  (1,248,005)  (1,509,187)
   Contract maintenance charges...............................................................  (1,813,967)  (1,906,967)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,080,171)  (3,666,270)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,937,084   (6,215,746)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  25,222,477   31,438,223
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $27,159,561  $25,222,477
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           3            5
  Redeemed....................................................................................          (7)         (10)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (4)          (5)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS B
  Issued......................................................................................           8            8
  Redeemed....................................................................................         (15)         (22)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          (7)         (14)
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      MULTIMANAGER
                                                                                                      TECHNOLOGY*
                                                                                               -------------------------
                                                                                                   2012          2011
                                                                                               ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   (312,295) $  (327,263)
  Net realized gain (loss) on investments.....................................................    3,370,195    3,498,492
  Change in unrealized appreciation (depreciation) of investments.............................    6,063,142   (6,908,850)
                                                                                               ------------  -----------
  Net Increase (decrease) in net assets from operations.......................................    9,121,042   (3,737,621)
                                                                                               ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    5,399,254    6,130,659
   Transfers between Variable Investments Options including guaranteed interest account, net..   (4,453,959)    (608,494)
   Transfers for contract benefits and terminations...........................................   (7,488,537)  (6,492,034)
   Contract maintenance charges...............................................................   (4,177,263)  (4,373,403)
                                                                                               ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (10,720,505)  (5,343,272)
                                                                                               ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --           --
                                                                                               ------------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (1,599,463)  (9,080,893)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   71,832,199   80,913,092
                                                                                               ------------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 70,232,736  $71,832,199
                                                                                               ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................            7            9
  Redeemed....................................................................................          (11)          (9)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           (4)          --
                                                                                               ============  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................           44           83
  Redeemed....................................................................................         (106)        (120)
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................          (62)         (37)
                                                                                               ============  ===========

UNIT ACTIVITY CLASS 2
  Issued......................................................................................           --           --
  Redeemed....................................................................................           --           --
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           --           --
                                                                                               ============  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................           --           --
  Redeemed....................................................................................           --           --
                                                                                               ------------  -----------
  Net Increase (Decrease).....................................................................           --           --
                                                                                               ============  ===========

                                                                                                    MUTUAL SHARES
                                                                                                   SECURITIES FUND
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $  176,712  $   177,283
  Net realized gain (loss) on investments.....................................................    293,152      153,770
  Change in unrealized appreciation (depreciation) of investments.............................    708,147     (461,375)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................  1,178,011     (130,322)
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    765,741      357,843
   Transfers between Variable Investments Options including guaranteed interest account, net..   (717,903)   2,359,718
   Transfers for contract benefits and terminations...........................................   (652,944)  (1,570,564)
   Contract maintenance charges...............................................................   (176,756)    (124,619)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (781,862)   1,022,378
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --          (24)
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    396,149      892,032
NET ASSETS -- BEGINNING OF PERIOD.............................................................  8,046,218    7,154,186
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $8,442,367  $ 8,046,218
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS B
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS 2
  Issued......................................................................................         44           31
  Redeemed....................................................................................        (36)         (21)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          8           10
                                                                                               ==========  ===========

UNIT ACTIVITY CLASS II
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========

                                                                                                    NATURAL RESOURCES
                                                                                                        PORTFOLIO
                                                                                               --------------------------
                                                                                                   2012          2011
                                                                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $         --  $         --
  Net realized gain (loss) on investments.....................................................     (494,164)    3,357,436
  Change in unrealized appreciation (depreciation) of investments.............................      855,925    (9,654,001)
                                                                                               ------------  ------------
  Net Increase (decrease) in net assets from operations.......................................      361,761    (6,296,565)
                                                                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      130,538       125,204
   Transfers between Variable Investments Options including guaranteed interest account, net..   (2,729,367)   (2,166,718)
   Transfers for contract benefits and terminations...........................................   (8,562,555)   (4,984,960)
   Contract maintenance charges...............................................................     (245,155)     (466,078)
                                                                                               ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions.......................  (11,406,539)   (7,492,552)
                                                                                               ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           --         3,904
                                                                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (11,044,778)  (13,785,213)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   24,331,558    38,116,771
                                                                                               ------------  ------------

NET ASSETS -- END OF PERIOD................................................................... $ 13,286,780  $ 24,331,558
                                                                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS B
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS 2
  Issued......................................................................................           --            --
  Redeemed....................................................................................           --            --
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................           --            --
                                                                                               ============  ============

UNIT ACTIVITY CLASS II
  Issued......................................................................................          134           251
  Redeemed....................................................................................         (261)         (332)
                                                                                               ------------  ------------
  Net Increase (Decrease).....................................................................         (127)          (81)
                                                                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               PIMCO VARIABLE INSURANCE TRUST
                                                                                                COMMODITYREALRETURN(R)
                                                                                                  STRATEGY PORTFOLIO
                                                                                               -----------------------------
                                                                                                   2012            2011
                                                                                                -----------     -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   200,143     $   984,436
  Net realized gain (loss) on investments.....................................................    (267,307)       (144,987)
  Change in unrealized appreciation (depreciation) of investments.............................     440,331      (1,636,915)
                                                                                                -----------     -----------
  Net Increase (decrease) in net assets from operations.......................................     373,167        (797,466)
                                                                                                -----------     -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,262,068       1,046,197
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,766,841       5,071,914
   Transfers for contract benefits and terminations...........................................    (241,975)       (177,977)
   Contract maintenance charges...............................................................    (439,041)       (288,768)
                                                                                                -----------     -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   2,347,893       5,651,366
                                                                                                -----------     -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................           8              46
                                                                                                -----------     -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   2,721,068       4,853,946
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,845,798       2,991,852
                                                                                                -----------     -----------

NET ASSETS -- END OF PERIOD................................................................... $10,566,866     $ 7,845,798
                                                                                                ===========     ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................          43              91
  Redeemed....................................................................................         (24)            (46)
                                                                                                -----------     -----------
  Net Increase (Decrease).....................................................................          19              45
                                                                                                ===========     ===========

                                                                                                    PIMCO VARIABLE
                                                                                                 INSURANCE TRUST REAL
                                                                                                   RETURN PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   248,104  $   266,202
  Net realized gain (loss) on investments.....................................................   3,191,151    1,001,845
  Change in unrealized appreciation (depreciation) of investments.............................    (740,852)     419,988
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   2,698,403    1,688,035
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   3,097,264    1,369,407
   Transfers between Variable Investments Options including guaranteed interest account, net..  10,500,530   15,717,806
   Transfers for contract benefits and terminations...........................................  (1,123,688)    (750,106)
   Contract maintenance charges...............................................................  (1,331,374)    (501,950)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  11,142,732   15,835,157
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       1,864        2,351
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  13,842,999   17,525,543
NET ASSETS -- BEGINNING OF PERIOD.............................................................  26,875,811    9,350,268
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $40,718,810  $26,875,811
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................         273          233
  Redeemed....................................................................................        (170)         (86)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         103          147
                                                                                               ===========  ===========

                                                                                                    PIMCO VARIABLE
                                                                                                 INSURANCE TRUST TOTAL
                                                                                                   RETURN PORTFOLIO
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 1,552,089  $ 1,101,786
  Net realized gain (loss) on investments.....................................................   1,948,024      (40,814)
  Change in unrealized appreciation (depreciation) of investments.............................   2,423,044      280,072
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   5,923,157    1,341,044
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   5,842,513    3,350,978
   Transfers between Variable Investments Options including guaranteed interest account, net..  10,499,297   17,079,464
   Transfers for contract benefits and terminations...........................................  (4,121,116)  (2,829,844)
   Contract maintenance charges...............................................................  (2,055,828)  (1,331,535)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  10,164,866   16,269,063
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       2,767        3,367
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  16,090,790   17,613,474
NET ASSETS -- BEGINNING OF PERIOD.............................................................  54,787,462   37,173,988
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $70,878,252  $54,787,462
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued......................................................................................         570          431
  Redeemed....................................................................................        (286)        (266)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         284          165
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 T. ROWE PRICE EQUITY
                                                                                                INCOME PORTFOLIO - II
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   175,518  $   89,935
  Net realized gain (loss) on investments.....................................................     223,936      70,704
  Change in unrealized appreciation (depreciation) of investments.............................   1,275,941    (448,233)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................   1,675,395    (287,594)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     480,217     364,461
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,856,072   4,180,713
   Transfers for contract benefits and terminations...........................................    (185,787)    (72,076)
   Contract maintenance charges...............................................................    (194,205)   (109,755)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,956,297   4,363,343
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................       2,825         416
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   3,634,517   4,076,165
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,413,422   5,337,257
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $13,047,939  $9,413,422
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          --          --
  Redeemed....................................................................................          --          --
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          --          --
                                                                                               ===========  ==========
UNIT ACTIVITY CLASS II
  Issued......................................................................................          34          61
  Redeemed....................................................................................         (16)        (20)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................          18          41
                                                                                               ===========  ==========

                                                                                                T. ROWE PRICE HEALTH
                                                                                                 SCIENCES PORTFOLIO
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $       --  $       --
  Net realized gain (loss) on investments.....................................................    498,185      34,014
  Change in unrealized appreciation (depreciation) of investments.............................    225,806      66,205
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    723,991     100,219
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     76,794      23,533
   Transfers between Variable Investments Options including guaranteed interest account, net..   (374,254)  1,648,333
   Transfers for contract benefits and terminations...........................................   (126,851)   (320,094)
   Contract maintenance charges...............................................................    (28,527)     (7,993)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (452,838)  1,343,779
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --         500
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    271,153   1,444,498
NET ASSETS -- BEGINNING OF PERIOD.............................................................  2,213,145     768,647
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $2,484,298  $2,213,145
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................         --          --
  Redeemed....................................................................................         --          --
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         --          --
                                                                                               ==========  ==========
UNIT ACTIVITY CLASS II
  Issued......................................................................................         19          23
  Redeemed....................................................................................        (20)         (7)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (1)         16
                                                                                               ==========  ==========

                                                                                                      TARGET 2015
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     8,435  $    97,057
  Net realized gain (loss) on investments.....................................................      84,441      153,448
  Change in unrealized appreciation (depreciation) of investments.............................     185,795     (471,455)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     278,671     (220,950)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      20,308      177,610
   Transfers between Variable Investments Options including guaranteed interest account, net..  (2,067,918)  (1,905,804)
   Transfers for contract benefits and terminations...........................................    (660,542)  (1,117,468)
   Contract maintenance charges...............................................................     (32,439)     (69,947)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (2,740,591)  (2,915,609)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (2,461,920)  (3,136,559)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   3,122,753    6,259,312
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $   660,833  $ 3,122,753
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          10           26
  Redeemed....................................................................................         (33)         (54)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (23)         (28)
                                                                                               ===========  ===========
UNIT ACTIVITY CLASS II
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      TARGET 2025
                                                                                                      ALLOCATION*
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    13,599  $   109,842
  Net realized gain (loss) on investments.....................................................     214,559       23,698
  Change in unrealized appreciation (depreciation) of investments.............................     339,208     (453,757)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     567,366     (320,217)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     159,050      145,067
   Transfers between Variable Investments Options including guaranteed interest account, net..  (4,314,625)    (603,011)
   Transfers for contract benefits and terminations...........................................    (476,325)  (1,296,041)
   Contract maintenance charges...............................................................     (55,408)     (75,633)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (4,687,308)  (1,829,618)
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (4,119,942)  (2,149,835)
NET ASSETS -- BEGINNING OF PERIOD.............................................................   5,145,177    7,295,012
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $ 1,025,235  $ 5,145,177
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          20           34
  Redeemed....................................................................................         (52)         (50)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................         (32)         (16)
                                                                                               ===========  ===========

                                                                                                     TARGET 2035
                                                                                                     ALLOCATION*
                                                                                               -----------------------
                                                                                                   2012        2011
                                                                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $     3,727  $  103,578
  Net realized gain (loss) on investments.....................................................     395,270      72,114
  Change in unrealized appreciation (depreciation) of investments.............................     389,585    (561,000)
                                                                                               -----------  ----------
  Net Increase (decrease) in net assets from operations.......................................     788,582    (385,308)
                                                                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................      56,759     106,175
   Transfers between Variable Investments Options including guaranteed interest account, net..  (6,198,270)  1,200,405
   Transfers for contract benefits and terminations...........................................  (1,521,165)   (305,499)
   Contract maintenance charges...............................................................     (42,413)    (52,271)
                                                                                               -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................  (7,705,089)    948,810
                                                                                               -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          --
                                                                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  (6,916,507)    563,502
NET ASSETS -- BEGINNING OF PERIOD.............................................................   7,179,971   6,616,469
                                                                                               -----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $   263,464  $7,179,971
                                                                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................          42          32
  Redeemed....................................................................................        (110)        (21)
                                                                                               -----------  ----------
  Net Increase (Decrease).....................................................................         (68)         11
                                                                                               ===========  ==========

                                                                                                     TARGET 2045
                                                                                                     ALLOCATION*
                                                                                               ----------------------
                                                                                                  2012        2011
                                                                                               ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    4,839  $   15,217
  Net realized gain (loss) on investments.....................................................     62,408      26,555
  Change in unrealized appreciation (depreciation) of investments.............................    109,628    (146,609)
                                                                                               ----------  ----------
  Net Increase (decrease) in net assets from operations.......................................    176,875    (104,837)
                                                                                               ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................     64,838      67,909
   Transfers between Variable Investments Options including guaranteed interest account, net..   (805,928)    (23,312)
   Transfers for contract benefits and terminations...........................................   (214,440)    (18,520)
   Contract maintenance charges...............................................................    (19,619)    (19,609)
                                                                                               ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions.......................   (975,149)      6,468
                                                                                               ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          6          11
                                                                                               ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   (798,268)    (98,358)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,147,576   1,245,934
                                                                                               ----------  ----------

NET ASSETS -- END OF PERIOD................................................................... $  349,308  $1,147,576
                                                                                               ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued......................................................................................         23          13
  Redeemed....................................................................................        (30)        (11)
                                                                                               ----------  ----------
  Net Increase (Decrease).....................................................................         (7)          2
                                                                                               ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               TEMPLETON DEVELOPING MARKETS
                                                                                                   SECURITIES FUND
                                                                                               ---------------------------
                                                                                                  2012           2011
                                                                                                ----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   89,972    $    39,131
  Net realized gain (loss) on investments.....................................................   (323,815)        54,573
  Change in unrealized appreciation (depreciation) of investments.............................  1,206,811     (1,432,135)
                                                                                                ----------    -----------
  Net Increase (decrease) in net assets from operations.......................................    972,968     (1,338,431)
                                                                                                ----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................  1,255,966      1,000,788
   Transfers between Variable Investments Options including guaranteed interest account, net..    710,277      4,070,787
   Transfers for contract benefits and terminations...........................................   (270,331)      (262,027)
   Contract maintenance charges...............................................................   (522,515)      (334,001)
                                                                                                ----------    -----------

  Net increase (decrease) in net assets from contractowner transactions.......................  1,173,397      4,475,547
                                                                                                ----------    -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................        408             40
                                                                                                ----------    -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  2,146,773      3,137,156
NET ASSETS -- BEGINNING OF PERIOD.............................................................  7,494,103      4,356,947
                                                                                                ----------    -----------

NET ASSETS -- END OF PERIOD................................................................... $9,640,876    $ 7,494,103
                                                                                                ==========    ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         35             76
  Redeemed....................................................................................        (23)           (35)
                                                                                                ----------    -----------
  Net Increase (Decrease).....................................................................         12             41
                                                                                                ==========    ===========

                                                                                                 TEMPLETON GLOBAL BOND
                                                                                                    SECURITIES FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $ 3,803,931  $ 1,890,336
  Net realized gain (loss) on investments.....................................................    (343,363)     203,352
  Change in unrealized appreciation (depreciation) of investments.............................   5,286,191   (4,487,218)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................   8,746,759   (2,393,530)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   4,730,443    2,890,433
   Transfers between Variable Investments Options including guaranteed interest account, net..   4,937,953   41,251,470
   Transfers for contract benefits and terminations...........................................  (2,423,750)    (870,056)
   Contract maintenance charges...............................................................  (1,512,324)  (1,025,492)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   5,732,322   42,246,355
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --           --
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  14,479,081   39,852,825
NET ASSETS -- BEGINNING OF PERIOD.............................................................  56,997,510   17,144,685
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $71,476,591  $56,997,510
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................         189          515
  Redeemed....................................................................................        (120)        (122)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          69          393
                                                                                               ===========  ===========

                                                                                               TEMPLETON GROWTH SECURITIES
                                                                                                        FUND
                                                                                               --------------------------
                                                                                                  2012          2011
                                                                                                ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   19,976    $    7,946
  Net realized gain (loss) on investments.....................................................    (17,909)        4,299
  Change in unrealized appreciation (depreciation) of investments.............................    213,510      (134,884)
                                                                                                ----------    ----------
  Net Increase (decrease) in net assets from operations.......................................    215,577      (122,639)
                                                                                                ----------    ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    142,020       335,941
   Transfers between Variable Investments Options including guaranteed interest account, net..    143,068       572,533
   Transfers for contract benefits and terminations...........................................    (62,299)      (57,971)
   Contract maintenance charges...............................................................    (81,729)      (46,272)
                                                                                                ----------    ----------

  Net increase (decrease) in net assets from contractowner transactions.......................    141,060       804,231
                                                                                                ----------    ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          3             7
                                                                                                ----------    ----------

INCREASE (DECREASE) IN NET ASSETS.............................................................    356,640       681,599
NET ASSETS -- BEGINNING OF PERIOD.............................................................  1,007,814       326,215
                                                                                                ----------    ----------

NET ASSETS -- END OF PERIOD................................................................... $1,364,454    $1,007,814
                                                                                                ==========    ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued......................................................................................          7            15
  Redeemed....................................................................................         (6)           (8)
                                                                                                ----------    ----------
  Net Increase (Decrease).....................................................................          1             7
                                                                                                ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  VAN ECK VIP GLOBAL
                                                                                                   HARD ASSETS FUND
                                                                                               ------------------------
                                                                                                   2012         2011
                                                                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $    29,945  $    18,161
  Net realized gain (loss) on investments.....................................................     (94,620)     (21,336)
  Change in unrealized appreciation (depreciation) of investments.............................     264,565   (2,069,212)
                                                                                               -----------  -----------
  Net Increase (decrease) in net assets from operations.......................................     199,890   (2,072,387)
                                                                                               -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................   1,479,838    1,088,096
   Transfers between Variable Investments Options including guaranteed interest account, net..   1,096,546    7,395,602
   Transfers for contract benefits and terminations...........................................    (328,613)    (173,572)
   Contract maintenance charges...............................................................    (629,130)    (379,580)
                                                                                               -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................   1,618,641    7,930,546
                                                                                               -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................          --          454
                                                                                               -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................   1,818,531    5,858,613
NET ASSETS -- BEGINNING OF PERIOD.............................................................   9,923,450    4,064,837
                                                                                               -----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $11,741,981  $ 9,923,450
                                                                                               ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued......................................................................................          59          133
  Redeemed....................................................................................         (43)         (66)
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          16           67
                                                                                               ===========  ===========
UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued......................................................................................          --           --
  Redeemed....................................................................................          --           --
                                                                                               -----------  -----------
  Net Increase (Decrease).....................................................................          --           --
                                                                                               ===========  ===========

                                                                                                  VANGUARD VARIABLE
                                                                                                   INSURANCE FUND -
                                                                                                EQUITY INDEX PORTFOLIO
                                                                                               -----------------------
                                                                                                  2012         2011
                                                                                               ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)................................................................ $   45,054  $    50,047
  Net realized gain (loss) on investments.....................................................    312,484      202,508
  Change in unrealized appreciation (depreciation) of investments.............................    175,294      (63,154)
                                                                                               ----------  -----------
  Net Increase (decrease) in net assets from operations.......................................    532,832      189,401
                                                                                               ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners......................................................    383,876      434,915
   Transfers between Variable Investments Options including guaranteed interest account, net..    534,896   (2,621,025)
   Transfers for contract benefits and terminations...........................................   (109,549)    (368,677)
   Contract maintenance charges...............................................................   (197,449)    (327,589)
                                                                                               ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions.......................    611,774   (2,882,376)
                                                                                               ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP....................         --           --
                                                                                               ----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............................................................  1,144,606   (2,692,975)
NET ASSETS -- BEGINNING OF PERIOD.............................................................  3,542,651    6,235,626
                                                                                               ----------  -----------

NET ASSETS -- END OF PERIOD................................................................... $4,687,257  $ 3,542,651
                                                                                               ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued......................................................................................         --           --
  Redeemed....................................................................................         --           --
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................         --           --
                                                                                               ==========  ===========
UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued......................................................................................         12           10
  Redeemed....................................................................................         (8)         (32)
                                                                                               ----------  -----------
  Net Increase (Decrease).....................................................................          4          (22)
                                                                                               ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
(b)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(d)The unit activity for the EQ/Money Market Variable Investment Option for the year ended December 31, 2012, included units redeemed of 12 Class A units and 3 Class B units that were previously represented in error as outstanding at December 31,2011, as they were effectively redeemed prior to that date. No other amounts included in the financial statements at December 31, 2011 or for the year then ended were affected by this error, which has been determined to be immaterial.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund/(1)/
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Growth-Alt 20/(2)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(3)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Accumulation Nonunitized:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between Variable Investment Options and the guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                        PURCHASES      SALES
                                       ------------ ------------
All Assset Growth-Alt 20.............. $  6,135,872 $  1,291,082
American Century VP Mid Cap Value.....    7,874,251   11,299,406
AXA Aggressive Allocation.............   14,527,336   21,542,977
AXA Balanced Strategy.................    5,440,677    1,577,430
AXA Conservative Allocation...........    8,266,459    8,782,859
AXA Conservative Growth Strategy......    2,428,385      341,545
AXA Conservatve Strategy..............    2,213,991    1,986,983
AXA Conservative-Plus Allocation......    6,642,992    7,715,718
AXA Growth Strategy...................    5,964,168    1,376,718
AXA Moderate Allocation...............   41,918,742  130,924,214
AXA Moderate Growth Strategy..........   14,198,616    2,212,595
AXA Moderate-Plus Allocation..........   36,889,847   58,049,055
AXA Tactical Manager 400..............      863,138    1,887,805
AXA Tactical Manager 500..............      760,721      350,487
AXA Tactical Manager 2000.............      449,748      190,742
AXA Tactical Manager International....      353,359      274,798
BlackRock Global Allocation V.I. Fund.    4,673,092    6,104,765
EQ/AllianceBernstein Small Cap Growth.   23,425,684   47,704,245
EQ/BlackRock Basic Value Equity.......   13,993,239   37,374,108
EQ/Boston Advisory Equity Income......    6,020,146    3,255,379
EQ/Calvert Socially Responsible.......      397,532      249,666
EQ/Capital Guardian Research..........    5,082,779   12,632,737
EQ/Common Stock Index.................   39,426,607  161,785,713
EQ/Core Bond Index....................    9,105,630    9,182,910
EQ/Equity 500 Index...................   84,659,062   92,019,121
EQ/Equity Growth PLUS.................    6,911,955   22,635,883
EQ/GAMCO Mergers and Acquisitions.....    3,521,471    4,255,532
EQ/GAMCO Small Company Value..........   21,027,691   18,168,465
EQ/Global Bond PLUS...................    4,680,079    4,777,258
EQ/Global Multi-Sector Equity.........   34,337,540   70,208,616
EQ/Intermediate Government Bond.......   14,298,899   20,141,413
EQ/International Core PLUS............    4,869,928    5,630,462
EQ/International Equity Index.........   20,137,995   60,511,022
EQ/International Value PLUS...........   12,212,869   26,735,015
EQ/JPMorgan Value Opportunities.......    1,922,966    5,161,794
EQ/Large Cap Core PLUS................    5,175,419    1,519,934
EQ/Large Cap Growth Index.............   10,886,746   17,249,212
EQ/Large Cap Growth PLUS..............    5,382,767   16,752,696
EQ/Large Cap Value Index..............    2,642,160    2,785,329
EQ/Large Cap Value PLUS...............    9,221,431   42,642,848
EQ/Lord Abbett Large Cap Core.........    2,173,668    9,684,363
EQ/MFS International Growth...........    6,417,848    5,147,947
EQ/Mid Cap Index......................    6,104,964   15,122,737
EQ/Mid Cap Value PLUS.................    6,914,173   26,700,420
EQ/Money Market.......................  270,819,080  290,756,892
EQ/Montag & Caldwell Growth...........    5,878,043    8,392,511
EQ/Morgan Stanley Mid Cap Growth......    9,997,586   16,340,290
EQ/PIMCO Ultra Short Bond.............   10,060,853   11,066,669
EQ/Quality Bond PLUS..................    6,620,653   13,023,351
EQ/Small Company Index................   12,913,085   16,483,622
EQ/T. Rowe Price Growth Stock.........   12,263,559    9,080,490
EQ/UBS Growth & Income................    1,551,652    1,339,676
EQ/Van Kampen Comstock................      862,073    1,309,122
EQ/Wells Fargo Omega Growth...........   28,774,201   39,353,784

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
Fidelity(R) VIP Asset Manger: Growth Portfolio........................... $   495,726 $   480,828
Fidelity(R) VIP Contrafund(R) Portfolio..................................  12,447,844  12,375,425
Fidelity(R) VIP Equity-Income Portfolio..................................     594,801     603,378
Fidelity(R) VIP Growth & Income Portfolio................................   2,916,678   1,572,185
Fidelity(R) VIP High Income Portfoliio...................................   8,982,157   5,965,061
Fidelity(R) VIP Investment Grade Bond Portfolio..........................  22,292,607  12,012,651
Fidelity(R) VIP Mid Cap Portfolio........................................  17,122,058  23,534,329
Fidelity(R) VIP Money Market Portfolio...................................   1,926,406     713,296
Fidelity(R) VIP Value Portfolio..........................................     245,035     118,785
Fidelity(R) VIP Value Strategies Portfolio...............................     131,530     103,736
Franklin Rising Dividends Securities Fund................................  16,127,873   5,833,546
Franklin Small Cap Value Securities Fund.................................   2,017,819   1,838,339
Frankllin Strategic Income Securities Fund...............................  11,495,942   3,834,291
Goldman Sachs VIT Mid Cap Value Fund.....................................   3,554,156   1,913,926
Invesco V.I. Diversified Dividend Fund...................................     311,889      40,635
Invesco V.I. Global Real Estate Fund.....................................  13,295,305   6,971,031
Invesco V.I. International Growth Fund...................................   7,650,357   5,845,342
Invesco V.I. Mid Cap Core Equity Fund....................................     934,396   1,278,510
Invesco V.I. Small Cap Equity Fund.......................................   1,124,415   1,393,617
Ivy Funds VIP Dividend Opportunities.....................................   1,632,066   2,998,210
Ivy Funds VIP Energy.....................................................   5,097,658   5,117,301
Ivy Funds VIP Mid Cap Growth.............................................  10,567,429   7,108,327
Ivy Funds VIP Science and Technology.....................................   2,347,539   4,655,573
Ivy Funds VIP Small Cap Growth...........................................   2,502,086   2,666,357
Lazard Retirement Emerging Markets Equity Portfolio......................  24,612,750  19,128,199
MFS(R) International Value Portfolio.....................................  11,054,157   9,836,368
MFS(R) Investors Growth Stock Series.....................................   1,050,629     465,076
MFS(R) Investors Trust Series............................................     664,684     269,326
MFS(R) Utilities Series..................................................   1,274,653   1,116,126
Multimanager Aggressive Equity...........................................   5,214,504  40,057,577
Multimanager Core Bond...................................................  18,191,107  18,942,525
Multimanager International Equity........................................   8,071,643   7,402,627
Multimanager Large Cap Core Equity.......................................     806,101   1,985,186
Multimanager Large Cap Value.............................................   2,116,500   5,458,797
Multimanager Mid Cap Growth..............................................   3,751,266   5,202,995
Multimanager Mid Cap Value...............................................   3,230,917   7,864,551
Multimanager Multi-Sector Bond...........................................   8,514,734  14,573,589
Multimanager Small Cap Growth............................................   1,454,300   1,512,493
Multimanager Small Cap Value.............................................   2,333,377   4,337,746
Multimanager Technology..................................................   9,127,182  20,159,982
Mutual Shares Securities Fund............................................   3,227,245   3,832,395
Natural Resources Portfoliio.............................................  11,567,999  21,835,215
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.   5,705,749   2,822,148
PIMCO Variable Insurance Trust Real Return Portfolio.....................  31,380,229  17,907,027
PIMCO Variable Insurance Trust Total Return Portfolio....................  44,136,986  31,095,933
T. Rowe Price Equity Income Portfolio -- II..............................   3,978,238   1,846,422
T. Rowe Price Health Sciences Portfolio..................................   1,876,851   2,285,178
Target 2015 Allocation...................................................   1,012,613   3,713,746
Target 2025 Allocation...................................................   1,171,344   5,790,919
Target 2035 Allocation...................................................   4,284,990  11,913,340
Target 2045 Allocation...................................................   2,197,157   3,150,986
Templeton Developing Markets Securities Fund.............................   3,640,093   2,376,225
Templeton Global Bond Securities Fund....................................  23,125,629  13,486,716
Templeton Growth Securities Fund.........................................     752,925     591,890
Van Eck VIP Global Hard Assets Fund......................................   6,881,194   4,369,163
Vanguard Variable Insurance Fund -- Equity Index Portfolio...............   1,902,913   1,098,457

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012



5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of The Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

-----------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class A             26,132                                389,835
Value -- Class A          $    13.86                           $      17.94
Shares -- Class B            336,192                              7,502,082
Value -- Class B          $    13.86                           $      17.57
Net Assets Before Merger  $5,021,808                           $133,783,417
Net Assets After Merger   $       --                           $138,805,226
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A            196,762                                886,292
Value -- Class A          $    10.67                           $       5.63
Shares -- Class B            133,471                                692,370
Value -- Class B          $    10.68                           $       5.61
Net Assets Before Merger  $3,524,924                           $  5,349,099
Net Assets After Merger   $       --                           $  8,874,023
-----------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------
Shares -- Series II          443,340                                171,907
Value -- Series II        $     5.89                           $      15.19
Net Assets Before Merger  $2,611,274                           $         --
Net Assets After Merger   $       --                           $  2,611,274
-----------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012



7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                                  EXPENSE         MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                     UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                  FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------ -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B (n)     $116.80           --               --           --        11.98%
      Highest contract charge 0.90% Class B (n)    $113.99           --               --           --        10.97%
      All contract charges                              --           94          $10,924         1.87%          --
2011  Lowest contract charge 0.00% Class B (n)     $104.30           --               --           --        (3.49)%
      Highest contract charge 0.90% Class B (n)    $102.72           --               --           --        (4.36)%
      All contract charges                              --           54          $ 5,611         2.12%          --
2010  Lowest contract charge 0.00% Class B (n)     $108.07           --               --           --        17.91%
      Highest contract charge 0.90% Class B (n)    $107.40           --               --           --        17.27%
      All contract charges                              --           15          $ 1,660         4.25%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class II (n)    $123.00           --               --           --        16.24%
      Highest contract charge 0.90% Class II (n)   $120.04           --               --           --        15.18%
      All contract charges                              --          119          $13,517         1.79%          --
2011  Lowest contract charge 0.00% Class II (n)    $105.82           --               --           --        (0.84)%
      Highest contract charge 0.90% Class II (n)   $104.22           --               --           --        (1.73)%
      All contract charges                              --          150          $15,606         1.26%          --
2010  Lowest contract charge 0.00% Class II (n)    $106.72           --               --           --        18.21%
      Highest contract charge 0.90% Class II (n)   $106.06           --               --           --        17.57%
      All contract charges                              --          107          $11,195         2.28%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A         $156.23           --               --           --        14.17%
      Highest contract charge 0.90% Class A        $143.70           --               --           --        13.15%
      All contract charges                              --          405          $58,114         0.84%          --
2011  Lowest contract charge 0.00% Class A         $136.84           --               --           --        (7.27)%
      Highest contract charge 0.90% Class A        $127.00           --               --           --        (8.11)%
      All contract charges                              --          464          $59,678         1.38%          --
2010  Lowest contract charge 0.00% Class A         $147.57           --               --           --        13.36%
      Highest contract charge 0.90% Class A        $138.21           --               --           --        12.34%
      All contract charges                              --          517          $73,607         1.76%          --
2009  Lowest contract charge 0.00% Class A         $130.17           --               --           --        27.60%
      Highest contract charge 0.90% Class A        $123.02           --               --           --        26.45%
      All contract charges                              --          541          $68,292         1.23%          --
2008  Lowest contract charge 0.00% Class A         $102.02           --               --           --       (39.04)%
      Highest contract charge 0.90% Class A        $ 97.29           --               --           --       (39.59)%
      All contract charges                              --          557          $55,039         1.79%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B         $153.06           --               --           --        14.17%
      Highest contract charge 0.60% Class B        $144.77           --               --           --        13.48%
      All contract charges                              --          413          $62,581         0.84%          --
2011  Lowest contract charge 0.00% Class B         $134.06           --               --           --        (7.50)%
      Highest contract charge 0.60% Class B        $127.57           --               --           --        (8.05)%
      All contract charges                              --          414          $54,953         1.38%          --
2010  Lowest contract charge 0.00% Class B         $144.93           --               --           --        13.08%
      Highest contract charge 0.90% Class B        $135.74           --               --           --        12.06%
      All contract charges                              --          383          $55,053         1.76%          --
2009  Lowest contract charge 0.00% Class B         $128.17           --               --           --        27.28%
      Highest contract charge 0.90% Class B        $121.13           --               --           --        26.13%
      All contract charges                              --          342          $43,394         1.23%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
AXA AGGRESSIVE ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.00% Class B        $ 100.70          --               --           --       (39.19)%
      Highest contract charge 0.90% Class B       $  96.03          --               --           --       (39.74)%
      All contract charges                              --         242          $24,066         1.79%          --
AXA BALANCED STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $ 118.62          --               --           --         8.54%
      Highest contract charge 0.00% Class B (l)   $ 118.62          --               --           --         8.54%
      All contract charges                              --          77          $ 9,132         0.93%          --
2011  Lowest contract charge 0.00% Class B (l)    $ 109.29          --               --           --        (2.39)%
      Highest contract charge 0.00% Class B (l)   $ 109.29          --               --           --        (2.39)%
      All contract charges                              --          44          $ 4,805         1.59%          --
2010  Lowest contract charge 0.00% Class B (l)    $ 111.97          --               --                     10.05%
      Highest contract charge 0.00% Class B (l)   $ 111.97          --               --           --        10.05%
      All contract charges                              --          15          $ 1,657         4.46%          --
2009  Lowest contract charge 0.00% Class B (l)    $ 101.74          --               --           --         1.85%
      Highest contract charge 0.00% Class B (l)   $ 101.74          --               --           --         1.85%
      All contract charges                              --          --          $     8         3.59%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $ 142.89          --               --           --         4.58%
      Highest contract charge 0.90% Class A       $ 131.43          --               --           --         3.64%
      All contract charges                              --         284          $28,647         0.83%          --
2011  Lowest contract charge 0.00% Class A        $ 136.63          --               --           --         2.15%
      Highest contract charge 0.90% Class A       $ 126.81          --               --           --         1.24%
      All contract charges                              --         252          $29,188         2.05%          --
2010  Lowest contract charge 0.00% Class A        $ 133.75          --               --           --         7.54%
      Highest contract charge 0.90% Class A       $ 125.26          --               --           --         6.57%
      All contract charges                              --         165          $20,469         2.30%          --
2009  Lowest contract charge 0.00% Class A        $ 124.37          --               --           --        10.10%
      Highest contract charge 0.90% Class A       $ 117.54          --               --           --         9.11%
      All contract charges                              --         235          $28,315         3.52%          --
2008  Lowest contract charge 0.00% Class A        $ 112.96          --               --           --       (10.80)%
      Highest contract charge 0.90% Class A       $ 107.73          --               --           --       (11.60)%
      All contract charges                              --         122          $13,469         5.91%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $ 139.97          --               --           --         4.58%
      Highest contract charge 0.60% Class B       $ 132.39          --               --           --         3.95%
      All contract charges                              --          76          $10,376         0.83%          --
2011  Lowest contract charge 0.00% Class B        $ 133.84          --               --           --         1.90%
      Highest contract charge 0.60% Class B       $ 127.36          --               --           --         1.29%
      All contract charges                              --          72          $ 9,457         2.05%          --
2010  Lowest contract charge 0.00% Class B        $ 131.35          --               --           --         7.27%
      Highest contract charge 0.90% Class B       $ 123.01          --               --           --         6.30%
      All contract charges                              --          68          $ 8,753         2.30%          --
2009  Lowest contract charge 0.00% Class B        $ 122.45          --               --           --         9.83%
      Highest contract charge 0.90% Class B       $ 115.72          --               --           --         8.84%
      All contract charges                              --          57          $ 6,849         3.52%          --
2008  Lowest contract charge 0.00% Class B        $ 111.49          --               --           --       (11.01)%
      Highest contract charge 0.90% Class B       $ 106.32          --               --           --       (11.82)%
      All contract charges                              --          33          $ 3,580         5.91%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $ 117.11          --               --           --         7.20%
      Highest contract charge 0.00% Class B (l)   $ 117.11          --               --           --         7.20%
      All contract charges                              --          28          $ 3,305         1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
AXA CONSERVATIVE GROWTH STRATEGY (CONTINUED)
2011  Lowest contract charge 0.00% Class B (l)    $109.24           --               --           --        (1.39)%
      Highest contract charge 0.00% Class B (l)   $109.24           --               --           --        (1.39)%
      All contract charges                             --           10          $ 1,114         1.49%          --
2010  Lowest contract charge 0.00% Class B (l)    $110.78           --               --           --         9.15%
      Highest contract charge 0.00% Class B (l)   $110.78           --               --           --         9.15%
      All contract charges                             --            5          $   506         3.58%          --
2009  Lowest contract charge 0.00% Class B (l)    $101.49           --               --           --         1.63%
      Highest contract charge 0.00% Class B (l)   $101.49           --               --           --         1.63%
      All contract charges                             --           --          $     8         4.28%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (l)    $113.81           --               --           --         4.48%
      Highest contract charge 0.00% Class B (l)   $113.81           --               --           --         4.48%
      All contract charges                             --           10          $ 1,129         1.11%          --
2011  Lowest contract charge 0.00% Class B (l)    $108.93           --               --           --         0.72%
      Highest contract charge 0.00% Class B (l)   $108.93           --               --           --         0.72%
      All contract charges                             --            8          $   870         1.35%          --
2010  Lowest contract charge 0.00% Class B (l)    $108.15           --               --           --         7.28%
      Highest contract charge 0.00% Class B (l)   $108.15           --               --           --         7.28%
      All contract charges                             --            6          $   696         3.35%          --
2009  Lowest contract charge 0.00% Class B (l)    $100.81           --               --           --         1.00%
      Highest contract charge 0.00% Class B (l)   $100.81           --               --           --         1.00%
      All contract charges                             --           --          $     1         5.24%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $145.95           --               --           --         7.37%
      Highest contract charge 0.90% Class A       $134.24           --               --           --         6.40%
      All contract charges                             --          164          $20,312         0.81%          --
2011  Lowest contract charge 0.00% Class A        $135.93           --               --           --        (0.46)%
      Highest contract charge 0.90% Class A       $126.16           --               --           --        (1.35)%
      All contract charges                             --          174          $20,541         1.64%          --
2010  Lowest contract charge 0.00% Class A        $136.56           --               --           --         9.34%
      Highest contract charge 0.90% Class A       $127.89           --               --           --         8.36%
      All contract charges                             --          206          $25,053         1.91%          --
2009  Lowest contract charge 0.00% Class A        $124.89           --               --           --        14.70%
      Highest contract charge 0.90% Class A       $118.03           --               --           --        13.67%
      All contract charges                             --          283          $33,330         3.39%          --
2008  Lowest contract charge 0.00% Class A        $108.88           --               --           --       (19.22)%
      Highest contract charge 0.90% Class A       $103.83           --               --           --       (19.95)%
      All contract charges                             --          126          $13,363         4.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $142.98           --               --           --         7.37%
      Highest contract charge 0.60% Class B       $135.24           --               --           --         6.73%
      All contract charges                             --          100          $13,996         0.81%          --
2011  Lowest contract charge 0.00% Class B        $133.16           --               --           --        (0.71)%
      Highest contract charge 0.60% Class B       $126.71           --               --           --        (1.31)%
      All contract charges                             --          101          $13,152         1.64%          --
2010  Lowest contract charge 0.00% Class B        $134.11           --               --           --         9.07%
      Highest contract charge 0.90% Class B       $125.60           --               --           --         8.09%
      All contract charges                             --           98          $12,914         1.91%          --
2009  Lowest contract charge 0.00% Class B        $122.96           --               --           --        14.42%
      Highest contract charge 0.90% Class B       $116.20           --               --           --        13.39%
      All contract charges                             --           91          $10,952         3.39%          --
2008  Lowest contract charge 0.00% Class B        $107.46           --               --           --       (19.43)%
      Highest contract charge 0.90% Class B       $102.48           --               --           --       (20.15)%
      All contract charges                             --           54          $ 5,770         4.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                   UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------ -------------- ---------
AXA GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(l)    $121.58            --                --         --        11.21%
      Highest contract charge 0.00% Class B(l)   $121.58            --                --         --        11.21%
      All contract charges                            --           107        $   12,965       0.91%          --
2011  Lowest contract charge 0.00% Class B(l)    $109.32            --                --         --        (4.41)%
      Highest contract charge 0.00% Class B(l)   $109.32            --                --         --        (4.41)%
      All contract charges                            --            68        $    7,470       1.62%          --
2010  Lowest contract charge 0.00% Class B(l)    $114.36            --                --         --        11.69%
      Highest contract charge 0.00% Class B(l)   $114.36            --                --         --        11.69%
      All contract charges                            --            19        $    2,172       3.11%          --
2009  Lowest contract charge 0.00% Class B(l)    $102.40            --                --         --         2.45%
      Highest contract charge 0.00% Class B(l)   $102.40            --                --         --         2.45%
      All contract charges                            --             2        $      159       2.86%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A       $305.80            --                --         --         8.80%
      Highest contract charge 0.90% Class A      $275.58            --                --         --         7.82%
      All contract charges                            --         1,765        $  876,394       0.76%          --
2011  Lowest contract charge 0.00% Class A       $281.06            --                --         --        (2.15)%
      Highest contract charge 0.90% Class A      $255.59            --                --         --        (3.03)%
      All contract charges                            --         1,904        $  904,360       1.67%          --
2010  Lowest contract charge 0.00% Class A       $287.23            --                --         --        10.18%
      Highest contract charge 0.90% Class A      $263.57            --                --         --         9.19%
      All contract charges                            --         2,084        $1,030,819       2.31%          --
2009  Lowest contract charge 0.00% Class A       $260.68            --                --         --        17.30%
      Highest contract charge 0.90% Class A      $241.38            --                --         --        16.25%
      All contract charges                            --         2,251        $1,030,287       1.61%          --
2008  Lowest contract charge 0.00% Class A       $222.23            --                --         --       (24.29)%
      Highest contract charge 0.90% Class A      $207.64            --                --         --       (24.97)%
      All contract charges                            --         2,411        $  962,519       3.66%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B       $150.56            --                --         --         8.80%
      Highest contract charge 0.60% Class B      $141.66            --                --         --         8.15%
      All contract charges                            --         1,012        $  147,964       0.76%          --
2011  Lowest contract charge 0.00% Class B       $138.38            --                --         --        (2.40)%
      Highest contract charge 0.60% Class B      $130.99            --                --         --        (2.98)%
      All contract charges                            --         1,046        $  140,565       1.67%          --
2010  Lowest contract charge 0.00% Class B       $141.78            --                --         --         9.91%
      Highest contract charge 0.90% Class B      $142.39            --                --         --         8.92%
      All contract charges                            --         1,031        $  142,138       2.31%          --
2009  Lowest contract charge 0.00% Class B       $128.99            --                --         --        17.01%
      Highest contract charge 0.90% Class B      $130.72            --                --         --        15.96%
      All contract charges                            --           926        $  116,123       1.61%          --
2008  Lowest contract charge 0.00% Class B       $110.24            --                --         --       (24.47)%
      Highest contract charge 0.90% Class B      $112.73            --                --         --       (25.16)%
      All contract charges                            --           772        $   82,571       3.66%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(l)    $120.11            --                --         --         9.84%
      Highest contract charge 0.00% Class B(l)   $120.11            --                --         --         9.84%
      All contract charges                            --           283        $   34,045       0.85%          --
2011  Lowest contract charge 0.00% Class B(l)    $109.35            --                --         --        (3.33)%
      Highest contract charge 0.00% Class B(l)   $109.35            --                --         --        (3.33)%
      All contract charges                            --           183        $   19,984       1.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                                             ACCUMULATION
                                                   UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                ---------- ----------------- ------------ -------------- ---------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2010  Lowest contract charge 0.00% Class B(l)    $113.12            --               --          --        10.87%
      Highest contract charge 0.00% Class B(l)   $113.12            --               --          --        10.87%
      All contract charges                            --            89         $ 10,098        1.88%          --
2009  Lowest contract charge 0.00% Class B(l)    $102.03            --               --          --         2.11%
      Highest contract charge 0.00% Class B(l)   $102.03            --               --          --         2.11%
      All contract charges                            --            37         $  3,816        1.64%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A       $157.89            --               --          --        11.53%
      Highest contract charge 0.90% Class A      $145.22            --               --          --        10.52%
      All contract charges                            --         1,354         $192,933        0.79%          --
2011  Lowest contract charge 0.00% Class A       $141.57            --               --          --        (4.72)%
      Highest contract charge 0.90% Class A      $131.40            --               --          --        (5.58)%
      All contract charges                            --         1,493         $196,420        1.54%          --
2010  Lowest contract charge 0.00% Class A       $148.58            --               --          --        11.83%
      Highest contract charge 0.90% Class A      $139.16            --               --          --        10.82%
      All contract charges                            --         1,603         $226,810        1.93%          --
2009  Lowest contract charge 0.00% Class A       $132.87            --               --          --        22.27%
      Highest contract charge 0.90% Class A      $125.57            --               --          --        21.16%
      All contract charges                            --         1,623         $208,381        1.64%          --
2008  Lowest contract charge 0.00% Class A       $108.67            --               --          --       (31.61)%
      Highest contract charge 0.90% Class A      $103.64            --               --          --       (32.22)%
      All contract charges                            --         1,552         $164,181        2.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B       $154.67            --               --          --        11.53%
      Highest contract charge 0.60% Class B      $146.29            --               --          --        10.85%
      All contract charges                            --         1,212         $185,279        0.79%          --
2011  Lowest contract charge 0.00% Class B       $138.68            --               --          --        (4.96)%
      Highest contract charge 0.60% Class B      $131.97            --               --          --        (5.53)%
      All contract charges                            --         1,246         $170,658        1.54%          --
2010  Lowest contract charge 0.00% Class B       $145.92            --               --          --        11.55%
      Highest contract charge 0.90% Class B      $136.66            --               --          --        10.55%
      All contract charges                            --         1,171         $168,831        1.93%          --
2009  Lowest contract charge 0.00% Class B       $130.81            --               --          --        21.95%
      Highest contract charge 0.90% Class B      $123.62            --               --          --        20.85%
      All contract charges                            --         1,000         $129,202        1.64%          --
2008  Lowest contract charge 0.00% Class B       $107.26            --               --          --       (31.77)%
      Highest contract charge 0.90% Class B      $102.29            --               --          --       (32.39)%
      All contract charges                            --           727         $ 76,912        2.62%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)    $114.29            --               --          --        16.46%
      Highest contract charge 0.90% Class B(n)   $111.55            --               --          --        15.42%
      All contract charges                            --            16         $  1,749        0.14%          --
2011  Lowest contract charge 0.00% Class B(n)    $ 98.14            --               --          --        (8.22)%
      Highest contract charge 0.90% Class B(n)   $ 96.65            --               --          --        (9.04)%
      All contract charges                            --            25         $  2,417        0.05%          --
2010  Lowest contract charge 0.00% Class B(n)    $106.93            --               --          --        21.45%
      Highest contract charge 0.90% Class B(n)   $106.26            --               --          --        20.79%
      All contract charges                            --             8         $    804          --           --
AXA TACTICAL MANAGER 500
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)    $114.94            --               --          --        14.83%
      Highest contract charge 0.90% Class B(n)   $112.17            --               --          --        13.79%
      All contract charges                            --            16         $  1,833        0.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                                               ACCUMULATION
                                                     UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                  FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                  ---------- ----------------- ------------ -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2011  Lowest contract charge 0.00% Class B(n)      $100.10           --                --          --        (3.75)%
      Highest contract charge 0.90% Class B(n)     $ 98.58           --                --          --        (4.62)%
      All contract charges                              --           12          $  1,249        0.57%
2010  Lowest contract charge 0.00% Class B(n)      $104.00           --                --          --        17.17%
      Highest contract charge 0.90% Class B(n)     $103.35           --                --          --        16.53%
      All contract charges                              --            6          $    618        0.47%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)      $109.21           --                --          --        15.44%
      Highest contract charge 0.90% Class B(n)     $106.58           --                --          --        14.41%
      All contract charges                              --           12          $  1,303        0.33%          --
2011  Lowest contract charge 0.00% Class B(n)      $ 94.60           --                --          --       (10.55)%
      Highest contract charge 0.90% Class B(n)     $ 93.16           --                --          --       (11.36)%
      All contract charges                              --           10          $    904        0.03%          --
2010  Lowest contract charge 0.00% Class B(n)      $105.76           --                --          --        21.27%
      Highest contract charge 0.90% Class B(n)     $105.10           --                --          --        20.60%
      All contract charges                              --            6          $    594        0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B(n)      $102.81           --                --          --        16.59%
      Highest contract charge 0.90% Class B(n)     $100.34           --                --          --        15.55%
      All contract charges                              --           17          $  1,836        0.64%          --
2011  Lowest contract charge 0.00% Class B(n)      $ 88.18           --                --          --       (16.05)%
      Highest contract charge 0.90% Class B(n)     $ 86.84           --                --          --       (16.80)%
      All contract charges                              --           17          $  1,507        2.58%          --
2010  Lowest contract charge 0.00% Class B(n)      $105.04           --                --          --        22.34%
      Highest contract charge 0.90% Class B(n)     $104.38           --                --          --        21.67%
      All contract charges                              --            5          $    524        1.32%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class III(n)    $113.10           --                --          --         9.97%
      Highest contract charge 0.00% Class III(n)   $113.10           --                --          --         9.97%
      All contract charges                              --           93          $  6,025        1.27%          --
2011  Lowest contract charge 0.00% Class III(n)    $102.85           --                --          --        (3.64)%
      Highest contract charge 0.00% Class III(n)   $102.85           --                --          --        (3.64)%
      All contract charges                              --           94          $  6,986        4.38%          --
2010  Lowest contract charge 0.00% Class III(n)    $106.74           --                --          --        15.08%
      Highest contract charge 0.00% Class III(n)   $106.74           --                --          --        15.08%
      All contract charges                              --           17          $  1,392        5.09%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A         $287.89           --                --          --        15.59%
      Highest contract charge 0.90% Class A        $249.86           --                --          --        14.55%
      All contract charges                              --          481          $123,156        0.21%          --
2011  Lowest contract charge 0.00% Class A         $249.07           --                --          --        (0.40)%
      Highest contract charge 0.90% Class A        $218.13           --                --          --        (1.29)%
      All contract charges                              --          584          $134,094          --           --
2010  Lowest contract charge 0.00% Class A         $250.06           --                --          --        33.58%
      Highest contract charge 0.90% Class A        $220.99           --                --          --        32.38%
      All contract charges                              --          629          $146,763        0.04%          --
2009  Lowest contract charge 0.00% Class A         $187.20           --                --          --        36.02%
      Highest contract charge 0.90% Class A        $166.93           --                --          --        34.79%
      All contract charges                              --          664          $117,397        0.13%          --
2008  Lowest contract charge 0.00% Class A         $137.63           --                --          --       (44.52)%
      Highest contract charge 0.90% Class A        $123.85           --                --          --       (45.02)%
      All contract charges                              --          719          $ 93,895        0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $236.31           --                --          --        15.59%
      Highest contract charge 0.60% Class B   $194.14           --                --          --        14.89%
      All contract charges                         --          270          $ 53,496        0.21%          --
2011  Lowest contract charge 0.00% Class B    $204.44           --                --          --        (0.65)%
      Highest contract charge 0.60% Class B   $168.98           --                --          --        (1.24)%
      All contract charges                         --          294          $ 50,570          --           --
2010  Lowest contract charge 0.00% Class B    $205.77           --                --          --        33.25%
      Highest contract charge 0.90% Class B   $164.79           --                --          --        32.05%
      All contract charges                         --          320          $ 55,480        0.04%          --
2009  Lowest contract charge 0.00% Class B    $154.43           --                --          --        35.68%
      Highest contract charge 0.90% Class B   $124.79           --                --          --        34.46%
      All contract charges                         --          339          $ 44,293        0.13%          --
2008  Lowest contract charge 0.00% Class B    $113.82           --                --          --       (44.66)%
      Highest contract charge 0.90% Class B   $ 92.81           --                --          --       (45.16)%
      All contract charges                         --          371          $ 35,774        0.01%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $216.60           --                --          --        13.64%
      Highest contract charge 0.60% Class A   $204.89           --                --          --        12.95%
      All contract charges                         --          204          $ 29,351        1.45%          --
2011  Lowest contract charge 0.00% Class A    $190.61           --                --          --        (2.86)%
      Highest contract charge 0.60% Class A   $181.40           --                --          --        (3.44)%
      All contract charges                         --          203          $ 27,534        1.27%          --
2010  Lowest contract charge 0.00% Class A    $196.23           --                --          --        12.56%
      Highest contract charge 0.60% Class A   $187.87           --                --          --        11.89%
      All contract charges                         --          193          $ 28,298        1.38%          --
2009  Lowest contract charge 0.00% Class A    $174.33           --                --          --        30.60%
      Highest contract charge 0.60% Class A   $167.91           --                --          --        29.82%
      All contract charges                         --          137          $ 23,060        2.76%          --
2008  Lowest contract charge 0.00% Class A    $133.48           --                --          --       (36.40)%
      Highest contract charge 0.60% Class A   $129.34           --                --          --       (36.78)%
      All contract charges                         --          118          $ 15,312        1.72%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $285.11           --                --          --        13.63%
      Highest contract charge 0.90% Class B   $247.46           --                --          --        12.61%
      All contract charges                         --          514          $132,813        1.45%          --
2011  Lowest contract charge 0.00% Class B    $250.90           --                --          --        (3.10)%
      Highest contract charge 0.90% Class B   $219.75           --                --          --        (3.98)%
      All contract charges                         --          604          $138,637        1.27%          --
2010  Lowest contract charge 0.00% Class B    $258.94           --                --          --        12.28%
      Highest contract charge 0.90% Class B   $228.85           --                --          --        11.27%
      All contract charges                         --          676          $160,888        1.38%          --
2009  Lowest contract charge 0.00% Class B    $230.61           --                --          --        30.28%
      Highest contract charge 0.90% Class B   $205.66           --                --          --        29.11%
      All contract charges                         --          658          $139,175        2.76%          --
2008  Lowest contract charge 0.00% Class B    $177.01           --                --          --       (36.56)%
      Highest contract charge 0.90% Class B   $159.29           --                --          --       (37.13)%
      All contract charges                         --          668          $108,533        1.72%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $101.85           --                --          --        17.73%
      Highest contract charge 0.90% Class A   $ 96.74           --                --          --        16.68%
      All contract charges                         --           56          $  5,501        2.23%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $ 86.51          --                --           --        (0.15)%
      Highest contract charge 0.90% Class A   $ 82.91          --                --           --        (1.05)%
      All contract charges                         --          50           $ 4,192         2.15%          --
2010  Lowest contract charge 0.00% Class A    $ 86.64          --                --           --        15.99%
      Highest contract charge 0.90% Class A   $ 83.79          --                --           --        14.95%
      All contract charges                         --          51           $ 4,358         2.54%          --
2009  Lowest contract charge 0.00% Class A    $ 74.69          --                --           --        11.83%
      Highest contract charge 0.90% Class A   $ 72.89          --                --           --        10.83%
      All contract charges                         --          57           $ 4,166         2.64%          --
2008  Lowest contract charge 0.00% Class A    $ 66.79          --                --           --       (32.12)%
      Highest contract charge 0.90% Class A   $ 65.77          --                --           --       (32.74)%
      All contract charges                         --          48           $ 3,153         3.06%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $140.34          --                --           --        17.73%
      Highest contract charge 0.60% Class B   $ 97.26          --                --           --        17.03%
      All contract charges                         --          84           $11,002         2.23%          --
2011  Lowest contract charge 0.00% Class B    $119.20          --                --           --        (0.39)%
      Highest contract charge 0.60% Class B   $ 83.11          --                --           --        (0.99)%
      All contract charges                         --          70           $ 7,794         2.15%          --
2010  Lowest contract charge 0.00% Class B    $119.67          --                --           --        15.70%
      Highest contract charge 0.90% Class B   $ 83.01          --                --           --        14.66%
      All contract charges                         --          63           $ 7,040         2.54%          --
2009  Lowest contract charge 0.00% Class B    $103.43          --                --           --        11.55%
      Highest contract charge 0.90% Class B   $ 72.39          --                --           --        10.54%
      All contract charges                         --          61           $ 5,880         2.64%          --
2008  Lowest contract charge 0.00% Class B    $ 92.72          --                --           --       (32.30)%
      Highest contract charge 0.90% Class B   $ 65.49          --                --           --       (32.91)%
      All contract charges                         --          58           $ 4,949         3.06%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $168.87          --                --           --        16.74%
      Highest contract charge 0.00% Class A   $168.87          --                --           --        16.74%
      All contract charges                         --           1           $   102         1.03%          --
2011  Lowest contract charge 0.00% Class A    $144.65          --                --           --         0.52%
      Highest contract charge 0.00% Class A   $144.65          --                --           --         0.52%
      All contract charges                         --          --           $    61         0.42%          --
2010  Lowest contract charge 0.00% Class A    $143.90          --                --           --        12.81%
      Highest contract charge 0.00% Class A   $143.90          --                --           --        12.81%
      All contract charges                         --          --           $    50         0.05%          --
2009  Lowest contract charge 0.00% Class A    $127.56          --                --           --        31.21%
      Highest contract charge 0.00% Class A   $127.56          --                --           --        31.21%
      All contract charges                         --          --           $    41         0.30%          --
2008  Lowest contract charge 0.00% Class A    $ 97.22          --                --           --       (45.08)%
      Highest contract charge 0.00% Class A   $ 97.22          --                --           --       (45.08)%
      All contract charges                         --          --           $    24         0.33%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.80%*
2012  Lowest contract charge 0.00% Class B    $105.78          --                --           --        16.73%
      Highest contract charge 0.80% Class B   $ 95.00          --                --           --        15.81%
      All contract charges                         --           8           $   826         1.03%          --
2011  Lowest contract charge 0.00% Class B    $ 90.62          --                --           --         0.28%
      Highest contract charge 0.90% Class B   $ 81.02          --                --           --        (0.63)%
      All contract charges                         --           7           $   609         0.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $ 90.37            --                --         --        12.52%
      Highest contract charge 0.90% Class B   $ 81.53            --                --         --        11.51%
      All contract charges                         --             7        $      600       0.05%          --
2009  Lowest contract charge 0.00% Class B    $ 80.31            --                --         --        30.89%
      Highest contract charge 0.90% Class B   $ 73.12            --                --         --        29.71%
      All contract charges                         --             6        $      492       0.30%          --
2008  Lowest contract charge 0.00% Class B    $ 61.36            --                --         --       (45.22)%
      Highest contract charge 0.90% Class B   $ 56.37            --                --         --       (45.71)%
      All contract charges                         --             7        $      401       0.33%          --
      All contract charges                         --             7        $      747       0.40%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $219.66            --                --         --        17.41%
      Highest contract charge 0.60% Class A   $141.89            --                --         --        16.70%
      All contract charges                         --            66        $   11,802       0.90%          --
2011  Lowest contract charge 0.00% Class A    $187.09            --                --         --         4.26%
      Highest contract charge 0.60% Class A   $121.59            --                --         --         3.64%
      All contract charges                         --            65        $   10,218       0.74%          --
2010  Lowest contract charge 0.00% Class A    $179.45            --                --         --        16.09%
      Highest contract charge 0.60% Class A   $117.32            --                --         --        15.39%
      All contract charges                         --            68        $   10,397       0.76%          --
2009  Lowest contract charge 0.00% Class A    $154.58            --                --         --        31.78%
      Highest contract charge 0.60% Class A   $101.67            --                --         --        30.99%
      All contract charges                         --            64        $    9,138       1.18%          --
2008  Lowest contract charge 0.00% Class A    $117.30            --                --         --       (39.51)%
      Highest contract charge 0.60% Class A   $ 77.62            --                --         --       (39.87)%
      All contract charges                         --            64        $    6,892       0.93%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $166.88            --                --         --        17.41%
      Highest contract charge 0.90% Class B   $147.92            --                --         --        16.34%
      All contract charges                         --           496        $   76,677       0.90%          --
2011  Lowest contract charge 0.00% Class B    $142.14            --                --         --         4.00%
      Highest contract charge 0.90% Class B   $127.14            --                --         --         3.07%
      All contract charges                         --           548        $   72,714       0.74%          --
2010  Lowest contract charge 0.00% Class B    $136.67            --                --         --        15.80%
      Highest contract charge 0.90% Class B   $123.35            --                --         --        14.76%
      All contract charges                         --           645        $   82,860       0.76%          --
2009  Lowest contract charge 0.00% Class B    $118.02            --                --         --        31.46%
      Highest contract charge 0.90% Class B   $107.49            --                --         --        30.28%
      All contract charges                         --           739        $   82,540       1.18%          --
2008  Lowest contract charge 0.00% Class B    $ 89.78            --                --         --       (39.66)%
      Highest contract charge 0.90% Class B   $ 82.51            --                --         --       (40.21)%
      All contract charges                         --           839        $   71,731       0.93%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $360.41            --                --         --        15.60%
      Highest contract charge 0.90% Class A   $383.74            --                --         --        14.55%
      All contract charges                         --         1,722        $1,173,665       1.55%          --
2011  Lowest contract charge 0.00% Class A    $311.78            --                --         --         0.78%
      Highest contract charge 0.90% Class A   $334.99            --                --         --        (0.13)%
      All contract charges                         --         1,883        $1,134,175       1.45%          --
2010  Lowest contract charge 0.00% Class A    $309.36            --                --         --        16.16%
      Highest contract charge 0.90% Class A   $335.41            --                --         --        15.11%
      All contract charges                         --         2,104        $1,268,082       1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2009  Lowest contract charge 0.00% Class A    $266.33            --                --         --        28.65%
      Highest contract charge 0.90% Class A   $291.37            --                --         --        27.49%
      All contract charges                         --         2,319        $1,221,065       1.98%          --
2008  Lowest contract charge 0.00% Class A    $207.02            --                --         --       (43.66)%
      Highest contract charge 0.90% Class A   $228.54            --                --         --       (44.16)%
      All contract charges                         --         2,570        $1,063,965       1.76%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $112.55            --                --         --        15.59%
      Highest contract charge 0.60% Class B   $124.96            --                --         --        14.90%
      All contract charges                         --         1,185        $  146,090       1.55%          --
2011  Lowest contract charge 0.00% Class B    $ 97.37            --                --         --         0.54%
      Highest contract charge 0.60% Class B   $108.76            --                --         --        (0.06)%
      All contract charges                         --         1,270        $  136,452       1.45%          --
2010  Lowest contract charge 0.00% Class B    $ 96.85            --                --         --        15.87%
      Highest contract charge 0.90% Class B   $104.82            --                --         --        14.83%
      All contract charges                         --         1,377        $  148,154       1.50%          --
2009  Lowest contract charge 0.00% Class B    $ 83.59            --                --         --        28.32%
      Highest contract charge 0.90% Class B   $ 91.28            --                --         --        27.17%
      All contract charges                         --         1,434        $  134,673       1.98%          --
2008  Lowest contract charge 0.00% Class B    $ 65.14            --                --         --       (43.79)%
      Highest contract charge 0.90% Class B   $ 71.78            --                --         --       (44.30)%
      All contract charges                         --         1,545        $  114,072       1.76%          --
EQ/CORE BOND INDEX (H)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $131.89            --                --         --         3.16%
      Highest contract charge 0.90% Class A   $124.72            --                --         --         2.23%
      All contract charges                         --           250        $   34,953       1.45%          --
2011  Lowest contract charge 0.00% Class A    $127.85            --                --         --         5.06%
      Highest contract charge 0.90% Class A   $122.00            --                --         --         4.12%
      All contract charges                         --           260        $   35,436       2.03%          --
2010  Lowest contract charge 0.00% Class A    $121.69            --                --         --         6.04%
      Highest contract charge 0.90% Class A   $117.17            --                --         --         5.09%
      All contract charges                         --           281        $   36,552       2.41%          --
2009  Lowest contract charge 0.00% Class A    $114.76            --                --         --         2.93%
      Highest contract charge 0.90% Class A   $111.50            --                --         --         1.85%
      All contract charges                         --           277        $   34,011       2.63%          --
2008  Lowest contract charge 0.00% Class A    $111.49            --                --         --        (8.70)%
      Highest contract charge 0.60% Class A   $114.58            --                --         --        (9.24)%
      All contract charges                         --           177        $   19,837       4.36%          --
EQ/CORE BOND INDEX (H)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $137.04            --                --         --         3.16%
      Highest contract charge 0.60% Class B   $157.26            --                --         --         2.54%
      All contract charges                         --           135        $   20,043       1.45%          --
2011  Lowest contract charge 0.00% Class B    $132.84            --                --         --         4.80%
      Highest contract charge 0.60% Class B   $153.36            --                --         --         4.17%
      All contract charges                         --           129        $   18,727       2.03%          --
2010  Lowest contract charge 0.00% Class B    $126.76            --                --         --         5.78%
      Highest contract charge 0.90% Class B   $141.79            --                --         --         4.83%
      All contract charges                         --           134        $   18,791       2.41%          --
2009  Lowest contract charge 0.00% Class B    $119.83            --                --         --         2.69%
      Highest contract charge 0.90% Class B   $135.26            --                --         --         1.76%
      All contract charges                         --           148        $   19,669       2.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/CORE BOND INDEX (H) (CONTINUED)
2008  Lowest contract charge 0.00% Class B    $116.70            --               --          --        (8.93)%
      Highest contract charge 0.90% Class B   $132.92            --               --          --        (9.76)%
      All contract charges                         --           231         $ 30,469        4.36%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $405.81            --               --          --        15.23%
      Highest contract charge 0.90% Class A   $345.86            --               --          --        14.19%
      All contract charges                         --         1,232         $439,198        1.70%          --
2011  Lowest contract charge 0.00% Class A    $352.17            --               --          --         1.77%
      Highest contract charge 0.90% Class A   $302.87            --               --          --         0.85%
      All contract charges                         --         1,247         $396,873        1.66%          --
2010  Lowest contract charge 0.00% Class A    $346.06            --               --          --        14.67%
      Highest contract charge 0.90% Class A   $300.32            --               --          --        13.63%
      All contract charges                         --         1,432         $460,626        1.63%          --
2009  Lowest contract charge 0.00% Class A    $301.80            --               --          --        26.18%
      Highest contract charge 0.90% Class A   $264.28            --               --          --        25.04%
      All contract charges                         --         1,537         $434,234        2.17%          --
2008  Lowest contract charge 0.00% Class A    $239.18            --               --          --       (37.17)%
      Highest contract charge 0.90% Class A   $211.35            --               --          --       (37.73)%
      All contract charges                         --         1,683         $378,210        1.89%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $122.84            --               --          --        15.23%
      Highest contract charge 0.60% Class B   $116.94            --               --          --        14.53%
      All contract charges                         --           977         $116,149        1.70%          --
2011  Lowest contract charge 0.00% Class B    $106.60            --               --          --         1.51%
      Highest contract charge 0.60% Class B   $102.10            --               --          --         0.91%
      All contract charges                         --           977         $100,915        1.66%          --
2010  Lowest contract charge 0.00% Class B    $105.01            --               --          --        14.38%
      Highest contract charge 0.90% Class B   $112.13            --               --          --        13.35%
      All contract charges                         --         1,034         $105,553        1.63%          --
2009  Lowest contract charge 0.00% Class B    $ 91.81            --               --          --        25.87%
      Highest contract charge 0.90% Class B   $ 98.92            --               --          --        24.73%
      All contract charges                         --         1,049         $ 93,840        2.17%          --
2008  Lowest contract charge 0.00% Class B    $ 72.94            --               --          --       (37.33)%
      Highest contract charge 0.90% Class B   $ 79.31            --               --          --       (37.88)%
      All contract charges                         --         1,013         $ 72,180        1.89%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $186.22            --               --          --        14.25%
      Highest contract charge 0.60% Class A   $176.15            --               --          --        13.56%
      All contract charges                         --           156         $ 28,628        0.60%          --
2011  Lowest contract charge 0.00% Class A    $163.00            --               --          --        (5.92)%
      Highest contract charge 0.60% Class A   $155.12            --               --          --        (6.48)%
      All contract charges                         --           174         $ 28,035        0.31%          --
2010  Lowest contract charge 0.00% Class A    $173.25            --               --          --        15.43%
      Highest contract charge 0.60% Class A   $165.86            --               --          --        14.74%
      All contract charges                         --           204         $ 35,000        0.35%          --
2009  Lowest contract charge 0.00% Class A    $150.08            --               --          --        27.85%
      Highest contract charge 0.60% Class A   $144.56            --               --          --        27.08%
      All contract charges                         --           227         $ 33,783        0.92%          --
2008  Lowest contract charge 0.00% Class A    $117.39            --               --          --       (40.15)%
      Highest contract charge 0.60% Class A   $113.75            --               --          --       (40.51)%
      All contract charges                         --           232         $ 26,902        1.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $177.17           --               --           --        14.24%
      Highest contract charge 0.90% Class B       $160.04           --               --           --        13.21%
      All contract charges                             --          390          $65,609         0.60%          --
2011  Lowest contract charge 0.00% Class B        $155.08           --               --           --        (6.19)%
      Highest contract charge 0.90% Class B       $141.36           --               --           --        (7.04)%
      All contract charges                             --          469          $69,267         0.31%          --
2010  Lowest contract charge 0.00% Class B        $165.32           --               --           --        15.26%
      Highest contract charge 0.90% Class B       $152.06           --               --           --        14.22%
      All contract charges                             --          570          $90,086         0.35%          --
2009  Lowest contract charge 0.00% Class B        $143.43           --               --           --        27.81%
      Highest contract charge 0.90% Class B       $133.13           --               --           --        26.66%
      All contract charges                             --          686          $94,638         0.92%          --
2008  Lowest contract charge 0.00% Class B        $112.22           --               --           --       (40.29)%
      Highest contract charge 0.90% Class B       $105.11           --               --           --       (40.83)%
      All contract charges                             --          803          $86,963         1.01%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A (n)    $112.66           --               --           --         5.25%
      Highest contract charge 0.00% Class A (n)   $112.66           --               --           --         5.25%
      All contract charges                             --            9          $   561           --           --
2011  Lowest contract charge 0.00% Class A (n)    $107.04           --               --           --         1.60%
      Highest contract charge 0.00% Class A (n)   $107.04           --               --           --         1.60%
      All contract charges                             --            9          $   922         0.22%          --
2010  Lowest contract charge 0.00% Class A (n)    $105.35           --               --           --         9.46%
      Highest contract charge 0.00% Class A (n)   $105.35           --               --           --         9.46%
      All contract charges                             --            2          $   222           --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $144.55           --               --           --         5.25%
      Highest contract charge 0.90% Class B       $110.07           --               --           --         4.29%
      All contract charges                             --           96          $11,453           --           --
2011  Lowest contract charge 0.00% Class B        $137.34           --               --           --         1.35%
      Highest contract charge 0.90% Class B       $105.54           --               --           --         0.44%
      All contract charges                             --          101          $11,469         0.22%          --
2010  Lowest contract charge 0.00% Class B        $135.51           --               --           --         9.62%
      Highest contract charge 0.90% Class B       $105.08           --               --           --         8.64%
      All contract charges                             --           86          $ 9,576           --           --
2009  Lowest contract charge 0.00% Class B        $123.62           --               --           --        16.63%
      Highest contract charge 0.90% Class B       $ 96.72           --               --           --        15.57%
      All contract charges                             --           64          $ 6,599           --           --
2008  Lowest contract charge 0.00% Class B        $105.99           --               --           --       (13.83)%
      Highest contract charge 0.90% Class B       $ 83.69           --               --           --       (14.59)%
      All contract charges                             --           45          $ 3,909         0.62%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A (n)    $129.45           --               --           --        17.84%
      Highest contract charge 0.00% Class A (n)   $129.45           --               --           --        17.84%
      All contract charges                             --           32          $ 1,742         1.26%          --
2011  Lowest contract charge 0.00% Class A (n)    $109.85           --               --           --        (3.25)%
      Highest contract charge 0.00% Class A (n)   $109.85           --               --           --        (3.25)%
      All contract charges                             --           46          $ 3,385         0.08%          --
2010  Lowest contract charge 0.00% Class A (n)    $113.54           --               --           --        28.64%
      Highest contract charge 0.00% Class A (n)   $113.54           --               --           --        28.64%
      All contract charges                             --           20          $ 1,661         0.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $227.69           --                --          --        17.85%
      Highest contract charge 0.90% Class B   $141.25           --                --          --        16.78%
      All contract charges                         --          586          $103,111        1.26%          --
2011  Lowest contract charge 0.00% Class B    $193.20           --                --          --        (3.49)%
      Highest contract charge 0.90% Class B   $120.95           --                --          --        (4.36)%
      All contract charges                         --          589          $ 86,433        0.08%          --
2010  Lowest contract charge 0.00% Class B    $200.19           --                --          --        32.64%
      Highest contract charge 0.90% Class B   $126.46           --                --          --        31.45%
      All contract charges                         --          629          $ 93,432        0.43%          --
2009  Lowest contract charge 0.00% Class B    $150.93           --                --          --        41.45%
      Highest contract charge 0.90% Class B   $ 96.20           --                --          --        40.18%
      All contract charges                         --          446          $ 51,042        0.49%          --
2008  Lowest contract charge 0.00% Class B    $106.70           --                --          --       (30.66)%
      Highest contract charge 0.90% Class B   $ 68.63           --                --          --       (31.28)%
      All contract charges                         --          319          $ 26,043        0.74%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $145.08           --                --          --         3.76%
      Highest contract charge 0.90% Class A   $129.05           --                --          --         2.83%
      All contract charges                         --          114          $ 14,379        1.45%          --
2011  Lowest contract charge 0.00% Class A    $139.82           --                --          --         4.63%
      Highest contract charge 0.90% Class A   $125.50           --                --          --         3.69%
      All contract charges                         --          117          $ 15,161        2.50%          --
2010  Lowest contract charge 0.00% Class A    $133.63           --                --          --         6.55%
      Highest contract charge 0.90% Class A   $121.03           --                --          --         5.59%
      All contract charges                         --          191          $ 24,582        2.75%          --
2009  Lowest contract charge 0.00% Class A    $125.42           --                --          --         2.29%
      Highest contract charge 0.90% Class A   $114.62           --                --          --         1.36%
      All contract charges                         --          201          $ 24,221        0.80%          --
2008  Lowest contract charge 0.00% Class A    $122.61           --                --          --         6.75%
      Highest contract charge 0.90% Class A   $113.08           --                --          --         5.79%
      All contract charges                         --          196          $ 23,223       20.80%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $138.19           --                --          --         3.72%
      Highest contract charge 0.60% Class B   $129.68           --                --          --         3.10%
      All contract charges                         --           65          $  8,798        1.45%          --
2011  Lowest contract charge 0.00% Class B    $133.23           --                --          --         4.40%
      Highest contract charge 0.60% Class B   $125.78           --                --          --         3.77%
      All contract charges                         --           65          $  8,465        2.50%          --
2010  Lowest contract charge 0.00% Class B    $127.62           --                --          --         6.31%
      Highest contract charge 0.90% Class B   $119.86           --                --          --         5.35%
      All contract charges                         --           70          $  8,651        2.75%          --
2009  Lowest contract charge 0.00% Class B    $120.05           --                --          --         1.96%
      Highest contract charge 0.90% Class B   $113.78           --                --          --         1.05%
      All contract charges                         --           68          $  7,911        0.80%          --
2008  Lowest contract charge 0.00% Class B    $117.74           --                --          --         6.48%
      Highest contract charge 0.90% Class B   $112.59           --                --          --         5.52%
      All contract charges                         --           56          $  6,292       20.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $414.92           --                --          --        16.98%
      Highest contract charge 0.00% Class A   $414.92           --                --          --        16.98%
      All contract charges                         --          103          $ 30,208        1.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/GLOBAL MULTI-SECTOR EQUITY (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $354.68            --               --          --       (12.06)%
      Highest contract charge 0.00% Class A   $354.68            --               --          --       (12.06)%
      All contract charges                         --           111         $ 31,042        1.72%          --
2010  Lowest contract charge 0.00% Class A    $403.34            --               --          --        11.68%
      Highest contract charge 0.00% Class A   $403.34            --               --          --        11.68%
      All contract charges                         --           107         $ 36,616        1.07%          --
2009  Lowest contract charge 0.00% Class A    $361.16            --               --          --        50.32%
      Highest contract charge 0.00% Class A   $361.16            --               --          --        50.32%
      All contract charges                         --           102         $ 34,388        1.35%          --
2008  Lowest contract charge 0.00% Class A    $240.26            --               --          --       (57.25)%
      Highest contract charge 0.00% Class A   $240.26            --               --          --       (57.25)%
      All contract charges                         --            94         $ 21,131        0.16%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $222.46            --               --          --        16.99%
      Highest contract charge 0.90% Class B   $193.60            --               --          --        15.93%
      All contract charges                         --           586         $122,383        1.35%          --
2011  Lowest contract charge 0.00% Class B    $190.16            --               --          --       (12.32)%
      Highest contract charge 0.90% Class B   $167.00            --               --          --       (13.10)%
      All contract charges                         --           746         $134,145        1.72%          --
2010  Lowest contract charge 0.00% Class B    $216.87            --               --          --        11.45%
      Highest contract charge 0.90% Class B   $192.18            --               --          --        10.45%
      All contract charges                         --           912         $188,318        1.07%          --
2009  Lowest contract charge 0.00% Class B    $194.58            --               --          --        50.06%
      Highest contract charge 0.90% Class B   $174.00            --               --          --        48.72%
      All contract charges                         --         1,092         $202,525        1.35%          --
2008  Lowest contract charge 0.00% Class B    $129.67            --               --          --       (57.35)%
      Highest contract charge 0.90% Class B   $117.00            --               --          --       (57.74)%
      All contract charges                         --         1,094         $135,457        0.16%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $233.19            --               --          --         0.97%
      Highest contract charge 0.90% Class A   $206.92            --               --          --         0.06%
      All contract charges                         --           338         $ 72,995        0.24%          --
2011  Lowest contract charge 0.00% Class A    $230.94            --               --          --         5.56%
      Highest contract charge 0.90% Class A   $206.79            --               --          --         4.61%
      All contract charges                         --           338         $ 77,711        0.57%          --
2010  Lowest contract charge 0.00% Class A    $218.78            --               --          --         4.48%
      Highest contract charge 0.90% Class A   $197.67            --               --          --         3.54%
      All contract charges                         --           354         $ 79,719        1.28%          --
2009  Lowest contract charge 0.00% Class A    $209.40            --               --          --        (2.03)%
      Highest contract charge 0.90% Class A   $190.91            --               --          --        (2.91)%
      All contract charges                         --           410         $ 89,577        1.14%          --
2008  Lowest contract charge 0.00% Class A    $213.74            --               --          --         3.85%
      Highest contract charge 0.90% Class A   $196.64            --               --          --         2.92%
      All contract charges                         --           514         $115,434        3.43%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $167.45            --               --          --         0.98%
      Highest contract charge 0.60% Class B   $154.23            --               --          --         0.37%
      All contract charges                         --           141         $ 21,902        0.24%          --
2011  Lowest contract charge 0.00% Class B    $165.83            --               --          --         5.30%
      Highest contract charge 0.60% Class B   $153.66            --               --          --         4.67%
      All contract charges                         --           147         $ 22,715        0.57%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $157.49            --               --          --         4.22%
      Highest contract charge 0.90% Class B   $144.85            --               --          --         3.28%
      All contract charges                         --           169         $ 24,989        1.28%          --
2009  Lowest contract charge 0.00% Class B    $151.12            --               --          --        (2.27)%
      Highest contract charge 0.90% Class B   $140.25            --               --          --        (3.15)%
      All contract charges                         --           170         $ 24,147        1.14%          --
2008  Lowest contract charge 0.00% Class B    $154.63            --               --          --         3.59%
      Highest contract charge 0.90% Class B   $144.81            --               --          --         2.66%
      All contract charges                         --           194         $ 28,362        3.43%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $208.61            --               --          --        16.31%
      Highest contract charge 0.60% Class A   $153.52            --               --          --        15.61%
      All contract charges                         --            29         $  6,031        1.49%          --
2011  Lowest contract charge 0.00% Class A    $179.36            --               --          --       (16.72)%
      Highest contract charge 0.60% Class A   $132.79            --               --          --       (17.22)%
      All contract charges                         --            30         $  5,139        2.81%          --
2010  Lowest contract charge 0.00% Class A    $215.36            --               --          --         9.48%
      Highest contract charge 0.60% Class A   $160.41            --               --          --         8.83%
      All contract charges                         --            30         $  6,193        1.85%          --
2009  Lowest contract charge 0.00% Class A    $196.72            --               --          --        35.64%
      Highest contract charge 0.60% Class A   $147.40            --               --          --        34.82%
      All contract charges                         --            21         $  3,994        3.66%          --
2008  Lowest contract charge 0.00% Class A    $145.03            --               --          --       (44.69)%
      Highest contract charge 0.60% Class A   $109.33            --               --          --       (45.02)%
      All contract charges                         --            10         $  1,280        1.91%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $135.18            --               --          --        16.31%
      Highest contract charge 0.90% Class B   $119.44            --               --          --        15.27%
      All contract charges                         --           186         $ 23,955        1.49%          --
2011  Lowest contract charge 0.00% Class B    $116.22            --               --          --       (16.93)%
      Highest contract charge 0.90% Class B   $103.62            --               --          --       (17.68)%
      All contract charges                         --           196         $ 21,687        2.81%          --
2010  Lowest contract charge 0.00% Class B    $139.91            --               --          --         9.22%
      Highest contract charge 0.90% Class B   $125.87            --               --          --         8.24%
      All contract charges                         --           200         $ 26,624        1.85%          --
2009  Lowest contract charge 0.00% Class B    $128.10            --               --          --        35.34%
      Highest contract charge 0.90% Class B   $116.29            --               --          --        34.12%
      All contract charges                         --           197         $ 23,921        3.66%          --
2008  Lowest contract charge 0.00% Class B    $ 94.65            --               --          --       (44.86)%
      Highest contract charge 0.90% Class B   $ 86.71            --               --          --       (45.35)%
      All contract charges                         --           150         $ 13,439        1.91%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $168.71            --               --          --        16.27%
      Highest contract charge 0.90% Class A   $143.69            --               --          --        15.22%
      All contract charges                         --         1,765         $269,148        2.95%          --
2011  Lowest contract charge 0.00% Class A    $145.10            --               --          --       (11.98)%
      Highest contract charge 0.90% Class A   $124.71            --               --          --       (12.77)%
      All contract charges                         --         2,078         $275,646        2.92%          --
2010  Lowest contract charge 0.00% Class A    $164.85            --               --          --         5.48%
      Highest contract charge 0.90% Class A   $142.97            --               --          --         4.53%
      All contract charges                         --         2,357         $357,450        2.44%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charge 0.00% Class A    $156.28            --               --          --        27.41%
      Highest contract charge 0.90% Class A   $136.77            --               --          --        26.27%
      All contract charges                         --         2,669         $385,918        2.64%          --
2008  Lowest contract charge 0.00% Class A    $122.66            --               --          --       (50.60)%
      Highest contract charge 0.90% Class A   $108.32            --               --          --       (51.04)%
      All contract charges                         --         2,982         $340,199        2.81%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $115.18            --               --          --        16.27%
      Highest contract charge 0.90% Class B   $105.78            --               --          --        15.22%
      All contract charges                         --           424         $ 47,958        2.95%          --
2011  Lowest contract charge 0.00% Class B    $ 99.06            --               --          --       (12.20)%
      Highest contract charge 0.90% Class B   $ 91.81            --               --          --       (12.98)%
      All contract charges                         --           446         $ 43,556        2.92%          --
2010  Lowest contract charge 0.00% Class B    $112.82            --               --          --         5.21%
      Highest contract charge 0.90% Class B   $105.51            --               --          --         4.27%
      All contract charges                         --           482         $ 53,934        2.44%          --
2009  Lowest contract charge 0.00% Class B    $107.23            --               --          --        27.09%
      Highest contract charge 0.90% Class B   $101.19            --               --          --        25.96%
      All contract charges                         --           524         $ 55,911        2.64%          --
2008  Lowest contract charge 0.00% Class B    $ 84.37            --               --          --       (50.72)%
      Highest contract charge 0.90% Class B   $ 80.34            --               --          --       (51.17)%
      All contract charges                         --           569         $ 48,080        2.81%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $200.47            --               --          --        17.47%
      Highest contract charge 0.60% Class A   $145.78            --               --          --        16.76%
      All contract charges                         --           118         $ 18,610        1.80%          --
2011  Lowest contract charge 0.00% Class A    $170.66            --               --          --       (15.92)%
      Highest contract charge 0.60% Class A   $124.85            --               --          --       (16.43)%
      All contract charges                         --           116         $ 17,306        1.92%          --
2010  Lowest contract charge 0.00% Class A    $202.98            --               --          --         6.34%
      Highest contract charge 0.60% Class A   $149.39            --               --          --         5.70%
      All contract charges                         --           115         $ 21,697        0.77%          --
2009  Lowest contract charge 0.00% Class A    $190.88            --               --          --        30.59%
      Highest contract charge 0.60% Class A   $141.34            --               --          --        29.80%
      All contract charges                         --           116         $ 21,409        2.15%          --
2008  Lowest contract charge 0.00% Class A    $146.17            --               --          --       (42.86)%
      Highest contract charge 0.60% Class A   $108.89            --               --          --       (43.19)%
      All contract charges                         --           116         $ 16,541        2.19%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $146.54            --               --          --        17.47%
      Highest contract charge 0.90% Class B   $142.52            --               --          --        16.41%
      All contract charges                         --           488         $ 72,013        1.80%          --
2011  Lowest contract charge 0.00% Class B    $124.75            --               --          --       (16.16)%
      Highest contract charge 0.90% Class B   $122.43            --               --          --       (16.92)%
      All contract charges                         --           591         $ 74,631        1.92%          --
2010  Lowest contract charge 0.00% Class B    $148.80            --               --          --         6.07%
      Highest contract charge 0.90% Class B   $147.37            --               --          --         5.12%
      All contract charges                         --           707         $107,054        0.77%          --
2009  Lowest contract charge 0.00% Class B    $140.29            --               --          --        30.25%
      Highest contract charge 0.90% Class B   $140.20            --               --          --        29.08%
      All contract charges                         --           806         $115,534        2.15%          --
2008  Lowest contract charge 0.00% Class B    $107.71            --               --          --       (42.99)%
      Highest contract charge 0.90% Class B   $108.61            --               --          --       (43.51)%
      All contract charges                         --           841         $ 93,084        2.19%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A    $190.75           --               --           --        16.06%
      Highest contract charge 0.00% Class A   $190.75           --               --           --        16.06%
      All contract charges                         --           11          $ 1,238         0.94%          --
2011  Lowest contract charge 0.00% Class A    $164.36           --               --           --        (4.99)%
      Highest contract charge 0.00% Class A   $164.36           --               --           --        (4.99)%
      All contract charges                         --           11          $ 1,436         1.04%          --
2010  Lowest contract charge 0.00% Class A    $173.00           --               --           --        12.61%
      Highest contract charge 0.00% Class A   $173.00           --               --           --        12.61%
      All contract charges                         --           12          $ 1,834         1.26%          --
2009  Lowest contract charge 0.00% Class A    $153.64           --               --           --        32.64%
      Highest contract charge 0.00% Class A   $153.64           --               --           --        32.64%
      All contract charges                         --            7          $   941         1.53%          --
2008  Lowest contract charge 0.00% Class A    $115.83           --               --           --       (39.62)%
      Highest contract charge 0.00% Class A   $115.83           --               --           --       (39.62)%
      All contract charges                         --            5          $   506         1.78%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $178.19           --               --           --        16.05%
      Highest contract charge 0.90% Class B   $154.65           --               --           --        15.00%
      All contract charges                         --          131          $21,061         0.94%          --
2011  Lowest contract charge 0.00% Class B    $153.55           --               --           --        (5.23)%
      Highest contract charge 0.90% Class B   $134.48           --               --           --        (6.08)%
      All contract charges                         --          150          $20,928         1.04%          --
2010  Lowest contract charge 0.00% Class B    $162.02           --               --           --        12.32%
      Highest contract charge 0.90% Class B   $143.18           --               --           --        11.31%
      All contract charges                         --          178          $26,348         1.26%          --
2009  Lowest contract charge 0.00% Class B    $144.25           --               --           --        32.31%
      Highest contract charge 0.90% Class B   $128.64           --               --           --        31.11%
      All contract charges                         --          202          $26,895         1.53%          --
2008  Lowest contract charge 0.00% Class B    $109.02           --               --           --       (39.77)%
      Highest contract charge 0.90% Class B   $ 98.11           --               --           --       (40.32)%
      All contract charges                         --          209          $20,946         1.78%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $180.37           --               --           --        14.99%
      Highest contract charge 0.60% Class A   $128.79           --               --           --        14.30%
      All contract charges                         --            6          $   878         1.38%          --
2011  Lowest contract charge 0.00% Class A    $156.86           --               --           --        (3.98)%
      Highest contract charge 0.60% Class A   $112.68           --               --           --        (4.56)%
      All contract charges                         --            5          $   765         1.13%          --
2010  Lowest contract charge 0.00% Class A    $163.37           --               --           --        14.44%
      Highest contract charge 0.60% Class A   $118.06           --               --           --        13.76%
      All contract charges                         --            4          $   522         0.92%          --
2009  Lowest contract charge 0.00% Class A    $142.75           --               --           --        26.90%
      Highest contract charge 0.60% Class A   $103.78           --               --           --        26.13%
      All contract charges                         --            3          $   405         4.35%          --
2008  Lowest contract charge 0.00% Class A    $112.49           --               --           --       (37.18)%
      Highest contract charge 0.60% Class A   $ 82.28           --               --           --       (37.56)%
      All contract charges                         --            2          $   228         0.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $116.14           --               --           --        14.99%
      Highest contract charge 0.90% Class B   $102.72           --               --           --        13.94%
      All contract charges                         --           93          $10,373         1.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $101.00            --              --           --        (4.24)%
      Highest contract charge 0.90% Class B   $ 90.15            --              --           --        (5.10)%
      All contract charges                         --            69         $ 6,588         1.13%          --
2010  Lowest contract charge 0.00% Class B    $105.47            --              --           --        14.19%
      Highest contract charge 0.90% Class B   $ 94.99            --              --           --        13.16%
      All contract charges                         --            73         $ 7,300         0.92%          --
2009  Lowest contract charge 0.00% Class B    $ 92.37            --              --           --        26.52%
      Highest contract charge 0.90% Class B   $ 83.94            --              --           --        25.37%
      All contract charges                         --            95         $ 8,251         4.35%          --
2008  Lowest contract charge 0.00% Class B    $ 73.01            --              --           --       (37.41)%
      Highest contract charge 0.90% Class B   $ 66.96            --              --           --       (37.97)%
      All contract charges                         --           102         $ 7,038         0.36%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $211.04            --              --           --        14.73%
      Highest contract charge 0.60% Class A   $143.95            --              --           --        14.04%
      All contract charges                         --            65         $11,617         1.19%          --
2011  Lowest contract charge 0.00% Class A    $183.95            --              --           --         2.61%
      Highest contract charge 0.60% Class A   $126.23            --              --           --         2.00%
      All contract charges                         --            60         $10,327         0.91%          --
2010  Lowest contract charge 0.00% Class A    $179.27            --              --           --        16.24%
      Highest contract charge 0.60% Class A   $123.76            --              --           --        15.54%
      All contract charges                         --            58         $ 9,763         0.99%          --
2009  Lowest contract charge 0.00% Class A    $154.23            --              --           --        36.70%
      Highest contract charge 0.60% Class A   $107.11            --              --           --        35.90%
      All contract charges                         --            54         $ 8,163         2.21%          --
2008  Lowest contract charge 0.00% Class A    $112.82            --              --           --       (36.18)%
      Highest contract charge 0.60% Class A   $ 78.82            --              --           --       (36.56)%
      All contract charges                         --            50         $ 5,531         0.16%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $105.02            --              --           --        14.73%
      Highest contract charge 0.90% Class B   $ 92.89            --              --           --        13.70%
      All contract charges                         --           967         $94,644         1.19%          --
2011  Lowest contract charge 0.00% Class B    $ 91.54            --              --           --         2.35%
      Highest contract charge 0.90% Class B   $ 81.70            --              --           --         1.43%
      All contract charges                         --         1,040         $89,012         0.91%          --
2010  Lowest contract charge 0.00% Class B    $ 89.44            --              --           --        15.95%
      Highest contract charge 0.90% Class B   $ 80.55            --              --           --        14.91%
      All contract charges                         --         1,144         $96,359         0.99%          --
2009  Lowest contract charge 0.00% Class B    $ 77.13            --              --           --        36.21%
      Highest contract charge 0.90% Class B   $ 70.10            --              --           --        34.98%
      All contract charges                         --         1,268         $92,431         2.21%          --
2008  Lowest contract charge 0.00% Class B    $ 56.63            --              --           --       (36.26)%
      Highest contract charge 0.90% Class B   $ 51.93            --              --           --       (36.84)%
      All contract charges                         --         1,305         $70,031         0.16%          --
EQ/LARGE CAP GROWTH PLUS (Q)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $217.77            --              --           --        13.74%
      Highest contract charge 0.60% Class A   $137.80            --              --           --        13.06%
      All contract charges                         --            34         $ 7,145         0.57%          --
2011  Lowest contract charge 0.00% Class A    $191.46            --              --           --        (3.29)%
      Highest contract charge 0.60% Class A   $121.88            --              --           --        (3.87)%
      All contract charges                         --            37         $ 6,637         0.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP GROWTH PLUS (Q) (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $197.97           --                --          --        14.34%
      Highest contract charge 0.60% Class A   $126.79           --                --          --        13.65%
      All contract charges                         --           40          $  7,400        0.38%          --
2009  Lowest contract charge 0.00% Class A    $173.15           --                --          --        33.96%
      Highest contract charge 0.60% Class A   $111.56           --                --          --        33.16%
      All contract charges                         --           42          $  6,915        1.30%          --
2008  Lowest contract charge 0.00% Class A    $129.25           --                --          --       (37.26)%
      Highest contract charge 0.60% Class A   $ 83.78           --                --          --       (37.64)%
      All contract charges                         --           43          $  5,006        0.12%          --
EQ/LARGE CAP GROWTH PLUS (Q)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $207.84           --                --          --        13.74%
      Highest contract charge 0.90% Class B   $180.38           --                --          --        12.71%
      All contract charges                         --          604          $112,012        0.57%          --
2011  Lowest contract charge 0.00% Class B    $182.73           --                --          --        (3.66)%
      Highest contract charge 0.90% Class B   $160.04           --                --          --        (4.52)%
      All contract charges                         --          668          $108,960        0.41%          --
2010  Lowest contract charge 0.00% Class B    $189.68           --                --          --        14.45%
      Highest contract charge 0.90% Class B   $167.62           --                --          --        13.42%
      All contract charges                         --          730          $125,022        0.38%          --
2009  Lowest contract charge 0.00% Class B    $165.73           --                --          --        34.86%
      Highest contract charge 0.90% Class B   $147.79           --                --          --        33.65%
      All contract charges                         --          827          $124,156        1.30%          --
2008  Lowest contract charge 0.00% Class B    $122.89           --                --          --       (38.23)%
      Highest contract charge 0.90% Class B   $110.58           --                --          --       (38.79)%
      All contract charges                         --          907          $101,392        0.12%          --
EQ/LARGE CAP VALUE INDEX (P)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $ 63.99           --                --          --        16.60%
      Highest contract charge 0.90% Class A   $ 60.78           --                --          --        15.55%
      All contract charges                         --          104          $  6,437        1.95%          --
2011  Lowest contract charge 0.00% Class A    $ 54.88           --                --          --        (0.09)%
      Highest contract charge 0.90% Class A   $ 52.60           --                --          --        (0.98)%
      All contract charges                         --          110          $  5,896        2.12%          --
2010  Lowest contract charge 0.00% Class A    $ 54.93           --                --          --        14.89%
      Highest contract charge 0.90% Class A   $ 53.12           --                --          --        13.86%
      All contract charges                         --           53          $  2,883        1.78%          --
2009  Lowest contract charge 0.00% Class A    $ 47.81           --                --          --        19.46%
      Highest contract charge 0.90% Class A   $ 46.65           --                --          --        18.38%
      All contract charges                         --           36          $  1,683       11.59%          --
2008  Lowest contract charge 0.00% Class A    $ 40.02           --                --          --       (56.60)%
      Highest contract charge 0.90% Class A   $ 39.41           --                --          --       (56.99)%
      All contract charges                         --           29          $  1,141        2.15%          --
EQ/LARGE CAP VALUE INDEX (P)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $ 73.72           --                --          --        16.59%
      Highest contract charge 0.60% Class B   $ 61.12           --                --          --        15.89%
      All contract charges                         --           67          $  4,746        1.95%          --
2011  Lowest contract charge 0.00% Class B    $ 63.23           --                --          --        (0.32)%
      Highest contract charge 0.60% Class B   $ 52.74           --                --          --        (0.92)%
      All contract charges                         --           67          $  3,980        2.12%          --
2010  Lowest contract charge 0.00% Class B    $ 63.43           --                --          --        14.62%
      Highest contract charge 0.90% Class B   $ 52.64           --                --          --        13.59%
      All contract charges                         --           33          $  1,952        1.78%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LARGE CAP VALUE INDEX (P) (CONTINUED)
2009  Lowest contract charge 0.00% Class B    $ 55.34            --               --          --        19.14%
      Highest contract charge 0.90% Class B   $ 46.34            --               --          --        18.06%
      All contract charges                         --            28         $  1,434       11.59%          --
2008  Lowest contract charge 0.00% Class B    $ 46.45            --               --          --       (56.70)%
      Highest contract charge 0.90% Class B   $ 39.25            --               --          --       (57.09)%
      All contract charges                         --            11         $    506        2.15%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $170.37            --               --          --        15.86%
      Highest contract charge 0.90% Class A   $131.64            --               --          --        14.81%
      All contract charges                         --         1,574         $221,696        1.56%          --
2011  Lowest contract charge 0.00% Class A    $147.05            --               --          --        (4.80)%
      Highest contract charge 0.90% Class A   $114.66            --               --          --        (5.65)%
      All contract charges                         --         1,780         $217,111        1.24%          --
2010  Lowest contract charge 0.00% Class A    $154.46            --               --          --        12.90%
      Highest contract charge 0.90% Class A   $121.53            --               --          --        11.89%
      All contract charges                         --         2,194         $280,328        1.28%          --
2009  Lowest contract charge 0.00% Class A    $136.81            --               --          --        20.61%
      Highest contract charge 0.90% Class A   $108.62            --               --          --        19.53%
      All contract charges                         --         2,598         $293,883        2.35%          --
2008  Lowest contract charge 0.00% Class A    $113.43            --               --          --       (43.00)%
      Highest contract charge 0.90% Class A   $ 90.87            --               --          --       (43.52)%
      All contract charges                         --         3,016         $282,961        3.01%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $127.00            --               --          --        15.85%
      Highest contract charge 0.90% Class B   $129.94            --               --          --        14.82%
      All contract charges                         --           732         $ 98,736        1.56%          --
2011  Lowest contract charge 0.00% Class B    $109.62            --               --          --        (5.07)%
      Highest contract charge 0.90% Class B   $113.17            --               --          --        (5.93)%
      All contract charges                         --           808         $ 94,538        1.24%          --
2010  Lowest contract charge 0.00% Class B    $115.48            --               --          --        12.68%
      Highest contract charge 0.90% Class B   $120.30            --               --          --        11.67%
      All contract charges                         --           889         $110,353        1.28%          --
2009  Lowest contract charge 0.00% Class B    $102.48            --               --          --        20.44%
      Highest contract charge 0.90% Class B   $107.73            --               --          --        19.36%
      All contract charges                         --           984         $109,083        2.35%          --
2008  Lowest contract charge 0.00% Class B    $ 85.09            --               --          --       (43.33)%
      Highest contract charge 0.90% Class B   $ 90.26            --               --          --       (43.84)%
      All contract charges                         --         1,081         $100,115        3.01%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $109.64            --               --          --        15.37%
      Highest contract charge 0.90% Class A   $104.13            --               --          --        14.33%
      All contract charges                         --            68         $  6,643        0.75%          --
2011  Lowest contract charge 0.00% Class A    $ 95.03            --               --          --        (8.29)%
      Highest contract charge 0.90% Class A   $ 91.08            --               --          --        (9.11)%
      All contract charges                         --           133         $ 11,886        0.88%          --
2010  Lowest contract charge 0.00% Class A    $103.62            --               --          --        14.27%
      Highest contract charge 0.90% Class A   $100.21            --               --          --        13.24%
      All contract charges                         --           138         $ 14,096        0.88%          --
2009  Lowest contract charge 0.00% Class A    $ 90.68            --               --          --        25.80%
      Highest contract charge 0.90% Class A   $ 88.49            --               --          --        24.67%
      All contract charges                         --            61         $  5,543        0.99%          --
2008  Lowest contract charge 0.00% Class A    $ 72.08            --               --          --       (30.79)%
      Highest contract charge 0.90% Class A   $ 70.98            --               --          --       (31.41)%
      All contract charges                         --            40         $  2,885        1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $138.52           --               --           --        15.37%
      Highest contract charge 0.60% Class B   $104.69           --               --           --        14.68%
      All contract charges                         --           32          $ 3,984         0.75%          --
2011  Lowest contract charge 0.00% Class B    $120.07           --               --           --        (8.51)%
      Highest contract charge 0.60% Class B   $ 91.29           --               --           --        (9.06)%
      All contract charges                         --           38          $ 4,057         0.88%          --
2010  Lowest contract charge 0.00% Class B    $131.24           --               --           --        13.97%
      Highest contract charge 0.90% Class B   $ 99.28           --               --           --        12.94%
      All contract charges                         --           33          $ 3,784         0.88%          --
2009  Lowest contract charge 0.00% Class B    $115.16           --               --           --        25.51%
      Highest contract charge 0.90% Class B   $ 87.90           --               --           --        24.40%
      All contract charges                         --           29          $ 2,856         0.99%          --
2008  Lowest contract charge 0.00% Class B    $ 91.75           --               --           --       (30.97)%
      Highest contract charge 0.90% Class B   $ 70.66           --               --           --       (31.60)%
      All contract charges                         --           14          $ 1,116         1.76%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $170.56           --               --           --        19.70%
      Highest contract charge 0.90% Class B   $101.51           --               --           --        18.61%
      All contract charges                         --          285          $33,109         1.00%          --
2011  Lowest contract charge 0.00% Class B    $142.49           --               --           --       (10.71)%
      Highest contract charge 0.90% Class B   $ 85.58           --               --           --       (11.52)%
      All contract charges                         --          278          $26,742         0.65%          --
2010  Lowest contract charge 0.00% Class B    $159.59           --               --           --        14.94%
      Highest contract charge 0.90% Class B   $ 96.72           --               --           --        13.91%
      All contract charges                         --          283          $29,996         0.91%          --
2009  Lowest contract charge 0.00% Class B    $138.85           --               --           --        37.24%
      Highest contract charge 0.90% Class B   $ 84.91           --               --           --        36.00%
      All contract charges                         --          249          $22,625         1.45%          --
2008  Lowest contract charge 0.00% Class B    $101.17           --               --           --       (40.28)%
      Highest contract charge 0.90% Class B   $ 62.43           --               --           --       (40.81)%
      All contract charges                         --          156          $10,229         1.12%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $235.35           --               --           --        17.08%
      Highest contract charge 0.60% Class A   $165.31           --               --           --        16.37%
      All contract charges                         --          115          $23,264         0.95%          --
2011  Lowest contract charge 0.00% Class A    $201.02           --               --           --        (2.16)%
      Highest contract charge 0.60% Class A   $142.05           --               --           --        (2.75)%
      All contract charges                         --          115          $21,196         0.66%          --
2010  Lowest contract charge 0.00% Class A    $205.46           --               --           --        26.05%
      Highest contract charge 0.60% Class A   $146.06           --               --           --        25.30%
      All contract charges                         --          119          $22,790         0.81%          --
2009  Lowest contract charge 0.00% Class A    $162.99           --               --           --        36.61%
      Highest contract charge 0.60% Class A   $116.57           --               --           --        35.79%
      All contract charges                         --          121          $19,119         1.16%          --
2008  Lowest contract charge 0.00% Class A    $119.31                            --           --       (49.16)%
      Highest contract charge 0.60% Class A   $ 85.85           --               --                    (49.46)%
      All contract charges                         --          116          $13,496         0.91%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $150.33           --               --           --        17.08%
      Highest contract charge 0.90% Class B   $134.47           --               --           --        16.02%
      All contract charges                         --          453          $63,939         0.95%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/MID CAP INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class B    $128.40            --               --          --        (2.41)%
      Highest contract charge 0.90% Class B   $115.90            --               --          --        (3.28)%
      All contract charges                         --           512         $ 62,176        0.66%          --
2010  Lowest contract charge 0.00% Class B    $131.57            --               --          --        25.74%
      Highest contract charge 0.90% Class B   $119.83            --               --          --        24.61%
      All contract charges                         --           618         $ 77,397        0.81%          --
2009  Lowest contract charge 0.00% Class B    $104.63            --               --          --        36.28%
      Highest contract charge 0.90% Class B   $ 96.16            --               --          --        35.04%
      All contract charges                         --           662         $ 66,176        1.16%          --
2008  Lowest contract charge 0.00% Class B    $ 76.78            --               --          --       (49.29)%
      Highest contract charge 0.90% Class B   $ 71.21            --               --          --       (49.74)%
      All contract charges                         --           705         $ 51,770        0.91%          --
EQ/MID CAP VALUE PLUS(B)(C)(D)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $229.56            --               --          --        18.63%
      Highest contract charge 0.90% Class A   $185.46            --               --          --        17.56%
      All contract charges                         --           880         $174,284        1.20%          --
2011  Lowest contract charge 0.00% Class A    $193.51            --               --          --        (9.10)%
      Highest contract charge 0.90% Class A   $157.76            --               --          --        (9.92)%
      All contract charges                         --           991         $166,808        1.03%          --
2010  Lowest contract charge 0.00% Class A    $212.88            --               --          --        22.51%
      Highest contract charge 0.90% Class A   $175.13            --               --          --        21.41%
      All contract charges                         --         1,201         $224,689        1.21%          --
2009  Lowest contract charge 0.00% Class A    $173.76            --               --          --        35.75%
      Highest contract charge 0.90% Class A   $144.24            --               --          --        34.65%
      All contract charges                         --         1,425         $218,981        1.70%          --
2008  Lowest contract charge 0.00% Class A    $128.00            --               --          --       (39.07)%
      Highest contract charge 0.60% Class A   $ 92.94            --               --          --       (39.44)%
      All contract charges                         --           129         $ 15,856        1.43%          --
EQ/MID CAP VALUE PLUS(B)(C)(D)
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B    $212.78            --               --          --        18.63%
      Highest contract charge 0.00% Class B   $212.78            --               --          --        18.63%
      All contract charges                         --            44         $  9,428        1.20%          --
2011  Lowest contract charge 0.00% Class B    $179.36            --               --          --        (9.43)%
      Highest contract charge 0.00% Class B   $179.36            --               --          --        (9.43)%
      All contract charges                         --            44         $  7,937        1.03%          --
2010  Lowest contract charge 0.00% Class B    $198.04            --               --          --        22.46%
      Highest contract charge 0.90% Class B   $138.07            --               --          --        21.41%
      All contract charges                         --            44         $  8,642        1.21%          --
2009  Lowest contract charge 0.00% Class B    $161.72            --               --          --        35.85%
      Highest contract charge 0.90% Class B   $113.72            --               --          --        34.66%
      All contract charges                         --            42         $  6,722        1.70%          --
2008  Lowest contract charge 0.00% Class B    $119.04            --               --          --       (39.56)%
      Highest contract charge 0.90% Class B   $107.12            --               --          --       (40.11)%
      All contract charges                         --         1,023         $114,073        1.43%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $172.07            --               --          --           --
      Highest contract charge 0.90% Class A   $155.07            --               --          --        (0.90)%
      All contract charges                         --           951         $146,065          --           --
2011  Lowest contract charge 0.00% Class A    $172.07            --               --          --           --
      Highest contract charge 0.90% Class A   $156.48            --               --          --        (0.90)%
      All contract charges                         --         1,251         $172,257        0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $172.07            --               --          --         0.09%
      Highest contract charge 0.90% Class A   $157.90            --               --          --        (0.81)%
      All contract charges                         --         1,246         $229,831        0.07%          --
2009  Lowest contract charge 0.00% Class A    $171.91            --               --          --         0.29%
      Highest contract charge 0.90% Class A   $159.18            --               --          --        (0.61)%
      All contract charges                         --         1,610         $301,222        0.20%          --
2008  Lowest contract charge 0.00% Class A    $171.41            --               --          --         2.36%
      Highest contract charge 0.90% Class A   $160.16            --               --          --         1.44%
      All contract charges                         --         2,010         $402,756        2.30%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $131.49            --               --          --           --
      Highest contract charge 0.60% Class B   $126.69            --               --          --        (0.60)%
      All contract charges                         --           525         $ 67,686          --           --
2011  Lowest contract charge 0.00% Class B    $131.49            --               --          --           --
      Highest contract charge 0.60% Class B   $127.45            --               --          --        (0.60)%
      All contract charges                         --           493         $ 63,707        0.01%          --
2010  Lowest contract charge 0.00% Class B    $131.49            --               --          --         0.01%
      Highest contract charge 0.90% Class B   $123.49            --               --          --        (0.89)%
      All contract charges                         --           523         $ 67,791        0.07%          --
2009  Lowest contract charge 0.00% Class B    $131.48            --               --          --        (0.01)%
      Highest contract charge 0.90% Class B   $124.60            --               --          --        (0.90)%
      All contract charges                         --           646         $ 84,115        0.20%          --
2008  Lowest contract charge 0.00% Class B    $131.49            --               --          --         2.11%
      Highest contract charge 0.90% Class B   $125.74            --               --          --         1.19%
      All contract charges                         --           525         $ 68,250        2.30%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $128.97            --               --          --        12.59%
      Highest contract charge 0.90% Class A   $122.49            --               --          --        11.57%
      All contract charges                         --           125         $ 13,964        0.85%          --
2011  Lowest contract charge 0.00% Class A    $114.55            --               --          --         3.13%
      Highest contract charge 0.90% Class A   $109.79            --               --          --         2.21%
      All contract charges                         --           141         $ 14,577        0.64%          --
2010  Lowest contract charge 0.00% Class A    $111.07            --               --          --         8.49%
      Highest contract charge 0.90% Class A   $107.42            --               --          --         7.52%
      All contract charges                         --           168         $ 16,667        0.89%          --
2009  Lowest contract charge 0.00% Class A    $102.38            --               --          --        30.07%
      Highest contract charge 0.90% Class A   $ 99.91            --               --          --        28.90%
      All contract charges                         --            99         $  9,929        0.63%          --
2008  Lowest contract charge 0.00% Class A    $ 78.71            --               --          --       (32.74)%
      Highest contract charge 0.90% Class A   $ 77.51            --               --          --       (33.34)%
      All contract charges                         --            76         $  5,897        0.43%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $157.47            --               --          --        12.58%
      Highest contract charge 0.60% Class B   $123.17            --               --          --        11.90%
      All contract charges                         --            78         $ 11,399        0.85%          --
2011  Lowest contract charge 0.00% Class B    $139.87            --               --          --         2.88%
      Highest contract charge 0.60% Class B   $110.07            --               --          --         2.26%
      All contract charges                         --            80         $ 10,390        0.64%          --
2010  Lowest contract charge 0.00% Class B    $135.96            --               --          --         8.22%
      Highest contract charge 0.90% Class B   $106.44            --               --          --         7.24%
      All contract charges                         --            87         $ 10,858        0.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.00% Class B        $125.64           --               --           --        29.74%
      Highest contract charge 0.90% Class B       $ 99.25           --               --           --        28.57%
      All contract charges                             --           75          $ 8,378         0.63%          --
2008  Lowest contract charge 0.00% Class B        $ 96.84           --               --           --       (32.89)%
      Highest contract charge 0.90% Class B       $ 77.20           --               --           --       (33.49)%
      All contract charges                             --           49          $ 4,194         0.43%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A        $126.78           --               --           --         8.76%
      Highest contract charge 0.90% Class A       $120.41           --               --           --         7.78%
      All contract charges                             --          248          $30,567         0.43%          --
2011  Lowest contract charge 0.00% Class A        $116.57           --               --           --        (7.47)%
      Highest contract charge 0.90% Class A       $111.72           --               --           --        (8.31)%
      All contract charges                             --          303          $34,553         0.25%          --
2010  Lowest contract charge 0.00% Class A        $125.98           --               --           --        32.63%
      Highest contract charge 0.90% Class A       $121.84           --               --           --        31.44%
      All contract charges                             --          305          $37,725         0.34%          --
2009  Lowest contract charge 0.00% Class A        $ 94.99           --               --           --        57.44%
      Highest contract charge 0.90% Class A       $ 92.69           --               --           --        56.05%
      All contract charges                             --          258          $24,203           --           --
2008  Lowest contract charge 0.00% Class A        $ 60.33           --               --           --       (47.19)%
      Highest contract charge 0.90% Class A       $ 59.40           --               --           --       (47.67)%
      All contract charges                             --          164          $ 9,796           --           --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B        $183.48           --               --           --         8.75%
      Highest contract charge 0.60% Class B       $121.06           --               --           --         8.10%
      All contract charges                             --          115          $17,662         0.43%          --
2011  Lowest contract charge 0.00% Class B        $168.71           --               --           --        (7.70)%
      Highest contract charge 0.60% Class B       $111.99           --               --           --        (8.25)%
      All contract charges                             --          125          $16,818         0.25%          --
2010  Lowest contract charge 0.00% Class B        $182.78           --               --           --        32.30%
      Highest contract charge 0.90% Class B       $120.71           --               --           --        31.11%
      All contract charges                             --          116          $16,556         0.34%          --
2009  Lowest contract charge 0.00% Class B        $138.16           --               --           --        57.07%
      Highest contract charge 0.90% Class B       $ 92.07           --               --           --        55.65%
      All contract charges                             --           89          $ 9,414           --           --
2008  Lowest contract charge 0.00% Class B        $ 87.96           --               --           --       (47.32)%
      Highest contract charge 0.90% Class B       $ 59.15           --               --           --       (47.80)%
      All contract charges                             --           58          $ 3,842           --           --
EQ/PIMCO ULTRA SHORT BOND(E)(F)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A (k)    $115.95           --               --           --         1.50%
      Highest contract charge 0.90% Class A (k)   $110.13           --               --           --         0.58%
      All contract charges                             --          219          $24,634         0.59%          --
2011  Lowest contract charge 0.00% Class A (k)    $114.24           --               --           --         0.05%
      Highest contract charge 0.90% Class A (k)   $109.49           --               --           --        (0.84)%
      All contract charges                             --          233          $26,032         0.63%          --
2010  Lowest contract charge 0.00% Class A (k)    $114.18           --               --           --         1.09%
      Highest contract charge 0.90% Class A (k)   $110.42           --               --           --         0.18%
      All contract charges                             --          274          $30,700         0.40%          --
2009  Lowest contract charge 0.00% Class A (k)    $112.94           --               --           --         8.11%
      Highest contract charge 0.90% Class A (k)   $110.22           --               --           --         7.14%
      All contract charges                             --          319          $35,575         0.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (E)(F)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $118.76           --               --           --         1.50%
      Highest contract charge 0.60% Class B   $111.38           --               --           --         0.89%
      All contract charges                         --          162          $18,696         0.59%          --
2011  Lowest contract charge 0.00% Class B    $117.01           --               --           --        (0.20)%
      Highest contract charge 0.60% Class B   $110.40           --               --           --        (0.79)%
      All contract charges                         --          157          $17,915         0.63%          --
2010  Lowest contract charge 0.00% Class B    $117.24           --               --           --         0.84%
      Highest contract charge 0.90% Class B   $110.04           --               --           --        (0.07)%
      All contract charges                         --          178          $20,332         0.40%          --
2009  Lowest contract charge 0.00% Class B    $116.26           --               --           --         8.01%
      Highest contract charge 0.90% Class B   $110.12           --               --           --         7.04%
      All contract charges                         --          171          $19,397         0.62%          --
2008  Lowest contract charge 0.00% Class B    $107.64           --               --           --        (4.05)%
      Highest contract charge 0.90% Class B   $102.88           --               --           --        (4.91)%
      All contract charges                         --          293          $30,513         3.91%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $248.58           --               --           --         2.66%
      Highest contract charge 0.90% Class A   $197.04           --               --           --         1.73%
      All contract charges                         --          259          $50,564         0.61%          --
2011  Lowest contract charge 0.00% Class A    $242.15           --               --           --         1.47%
      Highest contract charge 0.90% Class A   $193.69           --               --           --         0.56%
      All contract charges                         --          270          $54,486         2.42%          --
2010  Lowest contract charge 0.00% Class A    $238.65           --               --           --         6.47%
      Highest contract charge 0.90% Class A   $192.62           --               --           --         5.51%
      All contract charges                         --          320          $65,807         9.13%          --
2009  Lowest contract charge 0.00% Class A    $224.15           --               --           --         6.28%
      Highest contract charge 0.90% Class A   $182.56           --               --           --         5.33%
      All contract charges                         --          417          $84,236         3.02%          --
2008  Lowest contract charge 0.00% Class A    $210.91           --               --           --        (6.33)%
      Highest contract charge 0.90% Class A   $173.33           --               --           --        (7.17)%
      All contract charges                         --          486          $93,036         5.68%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $167.74           --               --           --         2.66%
      Highest contract charge 0.60% Class B   $154.25           --               --           --         2.04%
      All contract charges                         --          156          $24,295         0.61%          --
2011  Lowest contract charge 0.00% Class B    $163.40           --               --           --         1.22%
      Highest contract charge 0.60% Class B   $151.17           --               --           --         0.61%
      All contract charges                         --          165          $25,209         2.42%          --
2010  Lowest contract charge 0.00% Class B    $161.43           --               --           --         6.24%
      Highest contract charge 0.90% Class B   $147.22           --               --           --         5.29%
      All contract charges                         --          176          $26,750         9.13%          --
2009  Lowest contract charge 0.00% Class B    $151.95           --               --           --         6.06%
      Highest contract charge 0.90% Class B   $139.83           --               --           --         5.11%
      All contract charges                         --          198          $28,433         3.02%          --
2008  Lowest contract charge 0.00% Class B    $143.26           --               --           --        (6.55)%
      Highest contract charge 0.90% Class B   $133.03           --               --           --        (7.39)%
      All contract charges                         --          194          $26,200         5.68%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $273.20           --               --           --        15.54%
      Highest contract charge 0.90% Class A   $220.13           --               --           --        14.50%
      All contract charges                         --          177          $37,153         1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class A    $236.45           --               --           --        (3.76)%
      Highest contract charge 0.90% Class A   $192.25           --               --           --        (4.62)%
      All contract charges                         --          210          $40,442         0.84%          --
2010  Lowest contract charge 0.00% Class A    $245.68           --               --           --        26.13%
      Highest contract charge 0.90% Class A   $201.57           --               --           --        25.00%
      All contract charges                         --          214          $44,244         1.21%          --
2009  Lowest contract charge 0.00% Class A    $194.78           --               --           --        26.44%
      Highest contract charge 0.90% Class A   $161.25           --               --           --        25.30%
      All contract charges                         --          210          $36,171         1.63%          --
2008  Lowest contract charge 0.00% Class A    $154.05           --               --           --       (33.96)%
      Highest contract charge 0.90% Class A   $128.69           --               --           --       (34.56)%
      All contract charges                         --          207          $29,618         1.04%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $198.34           --               --           --        15.54%
      Highest contract charge 0.90% Class B   $192.39           --               --           --        14.50%
      All contract charges                         --           84          $16,707         1.50%          --
2011  Lowest contract charge 0.00% Class B    $171.66           --               --           --        (4.00)%
      Highest contract charge 0.90% Class B   $168.03           --               --           --        (4.86)%
      All contract charges                         --           76          $13,071         0.84%          --
2010  Lowest contract charge 0.00% Class B    $178.81           --               --           --        25.82%
      Highest contract charge 0.90% Class B   $176.61           --               --           --        24.69%
      All contract charges                         --           75          $13,547         1.21%          --
2009  Lowest contract charge 0.00% Class B    $142.12           --               --           --        26.13%
      Highest contract charge 0.90% Class B   $141.64           --               --           --        24.99%
      All contract charges                         --           68          $ 9,831         1.63%          --
2008  Lowest contract charge 0.00% Class B    $112.68           --               --           --       (34.13)%
      Highest contract charge 0.90% Class B   $113.32           --               --           --       (34.72)%
      All contract charges                         --           71          $ 7,188         1.04%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $114.05           --               --           --        18.95%
      Highest contract charge 0.60% Class A   $110.09           --               --           --        18.22%
      All contract charges                         --           17          $   904           --           --
2011  Lowest contract charge 0.00% Class A    $ 95.88           --               --           --        (1.71)%
      Highest contract charge 0.60% Class A   $ 93.12           --               --           --        (2.30)%
      All contract charges                         --           12          $   676           --           --
2010  Lowest contract charge 0.00% Class A    $ 97.55           --               --           --        16.68%
      Highest contract charge 0.60% Class A   $ 95.31           --               --           --        15.99%
      All contract charges                         --           18          $ 1,007           --           --
2009  Lowest contract charge 0.00% Class A    $ 83.60           --               --           --        43.13%
      Highest contract charge 0.60% Class A   $ 82.17           --               --           --        42.26%
      All contract charges                         --           12          $   958           --           --
2008  Lowest contract charge 0.00% Class A    $ 58.41           --               --           --       (42.06)%
      Highest contract charge 0.60% Class A   $ 57.76           --               --           --       (42.41)%
      All contract charges                         --           12          $   696           --           --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $133.60           --               --           --        18.94%
      Highest contract charge 0.90% Class B   $106.92           --               --           --        17.86%
      All contract charges                         --          371          $42,246           --           --
2011  Lowest contract charge 0.00% Class B    $112.33           --               --           --        (1.95)%
      Highest contract charge 0.90% Class B   $ 90.72           --               --           --        (2.83)%
      All contract charges                         --          343          $32,871           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (CONTINUED)
2010  Lowest contract charge 0.00% Class B    $114.56           --               --           --        16.39%
      Highest contract charge 0.90% Class B   $ 93.36           --               --           --        15.35%
      All contract charges                         --          384          $37,430           --           --
2009  Lowest contract charge 0.00% Class B    $ 98.42           --               --           --        42.64%
      Highest contract charge 0.90% Class B   $ 80.94           --               --           --        41.35%
      All contract charges                         --          386          $32,264           --           --
2008  Lowest contract charge 0.00% Class B    $ 69.00           --               --           --       (42.21)%
      Highest contract charge 0.90% Class B   $ 57.26           --               --           --       (42.73)%
      All contract charges                         --          313          $18,276           --           --
EQ/UBS GROWTH & INCOME
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $135.85           --               --           --        12.87%
      Highest contract charge 0.90% Class B   $ 89.76           --               --           --        11.85%
      All contract charges                         --           53          $ 5,682         0.87%          --
2011  Lowest contract charge 0.00% Class B    $120.36           --               --           --        (2.82)%
      Highest contract charge 0.90% Class B   $ 80.25           --               --           --        (3.68)%
      All contract charges                         --           51          $ 4,901         0.76%          --
2010  Lowest contract charge 0.00% Class B    $123.85           --               --           --        13.07%
      Highest contract charge 0.90% Class B   $ 83.32           --               --           --        12.05%
      All contract charges                         --           55          $ 5,420         0.71%          --
2009  Lowest contract charge 0.00% Class B    $109.54           --               --           --        32.44%
      Highest contract charge 0.90% Class B   $ 74.36           --               --           --        31.24%
      All contract charges                         --           55          $ 4,761         0.87%          --
2008  Lowest contract charge 0.00% Class B    $ 82.71           --               --           --       (40.03)%
      Highest contract charge 0.90% Class B   $ 56.66           --               --           --       (40.57)%
      All contract charges                         --           51          $ 3,313         1.38%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $101.10           --               --           --        18.43%
      Highest contract charge 0.90% Class A   $ 96.02           --               --           --        17.36%
      All contract charges                         --           28          $ 2,765         1.26%          --
2011  Lowest contract charge 0.00% Class A    $ 85.37           --               --           --        (1.74)%
      Highest contract charge 0.90% Class A   $ 81.82           --               --           --        (2.62)%
      All contract charges                         --           30          $ 2,522         1.50%          --
2010  Lowest contract charge 0.00% Class A    $ 86.88           --               --           --        15.50%
      Highest contract charge 0.90% Class A   $ 84.02           --               --           --        14.46%
      All contract charges                         --           19          $ 1,627         1.50%          --
2009  Lowest contract charge 0.00% Class A    $ 75.22           --               --           --        28.74%
      Highest contract charge 0.90% Class A   $ 73.41           --               --           --        27.58%
      All contract charges                         --           17          $ 1,278         1.72%          --
2008  Lowest contract charge 0.00% Class A    $ 58.43           --               --           --       (36.78)%
      Highest contract charge 0.90% Class A   $ 57.54           --               --           --       (37.35)%
      All contract charges                         --           19          $   998         2.77%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $128.75           --               --           --        18.42%
      Highest contract charge 0.60% Class B   $ 96.54           --               --           --        17.72%
      All contract charges                         --           26          $ 3,084         1.26%          --
2011  Lowest contract charge 0.00% Class B    $108.72           --               --           --        (1.99)%
      Highest contract charge 0.60% Class B   $ 82.01           --               --           --        (2.58)%
      All contract charges                         --           28          $ 2,896         1.50%          --
2010  Lowest contract charge 0.00% Class B    $110.93           --               --           --        15.21%
      Highest contract charge 0.90% Class B   $ 83.24           --               --           --        14.18%
      All contract charges                         --           24          $ 2,573         1.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------
                                                                                  ACCUMULATION
                                                        UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                     FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                     ---------- ----------------- ------------ -------------- ---------
EQ/VAN KAMPEN COMSTOCK (CONTINUED)
2009  Lowest contract charge 0.00% Class B            $ 96.28           --               --           --        28.41%
      Highest contract charge 0.90% Class B           $ 72.90           --               --           --        27.26%
      All contract charges                                 --           14          $ 1,258         1.72%          --
2008  Lowest contract charge 0.00% Class B            $ 74.98           --               --           --       (36.94)%
      Highest contract charge 0.90% Class B           $ 57.29           --               --           --       (37.52)%
      All contract charges                                 --            9          $   597         2.77%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class A            $255.11           --               --           --        20.44%
      Highest contract charge 0.00% Class A           $255.11           --               --           --        20.44%
      All contract charges                                 --           63          $ 7,888         0.01%          --
2011  Lowest contract charge 0.00% Class A            $211.82           --               --           --        (5.64)%
      Highest contract charge 0.00% Class A           $211.82           --               --           --        (5.64)%
      All contract charges                                 --           52          $ 6,794           --           --
2010  Lowest contract charge 0.00% Class A            $224.48           --               --           --        17.58%
      Highest contract charge 0.00% Class A           $224.48           --               --           --        17.58%
      All contract charges                                 --           26          $ 4,837         0.01%          --
2009  Lowest contract charge 0.00% Class A            $190.92           --               --           --        40.65%
      Highest contract charge 0.00% Class A           $190.92           --               --           --        40.65%
      All contract charges                                 --           12          $ 2,157         0.23%          --
2008  Lowest contract charge 0.00% Class A            $135.74           --               --           --       (27.42)%
      Highest contract charge 0.00% Class A           $135.74           --               --           --       (27.42)%
      All contract charges                                 --            4          $   380         0.61%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B            $145.96           --               --           --        20.43%
      Highest contract charge 0.90% Class B           $129.38           --               --           --        19.34%
      All contract charges                                 --          408          $55,611         0.01%          --
2011  Lowest contract charge 0.00% Class B            $121.20           --               --           --        (5.87)%
      Highest contract charge 0.90% Class B           $108.41           --               --           --        (6.72)%
      All contract charges                                 --          497          $56,870           --           --
2010  Lowest contract charge 0.00% Class B            $128.76           --               --           --        17.29%
      Highest contract charge 0.90% Class B           $116.22           --               --           --        16.24%
      All contract charges                                 --          406          $49,872         0.01%          --
2009  Lowest contract charge 0.00% Class B            $109.78           --               --           --        40.29%
      Highest contract charge 0.90% Class B           $ 99.98           --               --           --        39.04%
      All contract charges                                 --          235          $24,042         0.23%          --
2008  Lowest contract charge 0.00% Class B            $ 78.25           --               --           --       (27.60)%
      Highest contract charge 0.90% Class B           $ 71.91           --               --           --       (28.26)%
      All contract charges                                 --          129          $ 9,449         0.61%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2    $174.50           --               --           --        15.11%
      Highest contract charge 0.00% Service Class 2   $174.50           --               --           --        15.11%
      All contract charges                                 --           14          $ 1,460         1.10%          --
2011  Lowest contract charge 0.00% Service Class 2    $151.59           --               --           --        (6.46)%
      Highest contract charge 0.00% Service Class 2   $151.59           --               --           --        (6.46)%
      All contract charges                                 --           12          $ 1,265         1.43%          --
2010  Lowest contract charge 0.00% Service Class 2    $162.06           --               --           --        16.02%
      Highest contract charge 0.00% Service Class 2   $162.06           --               --           --        16.02%
      All contract charges                                 --           23          $ 3,707         0.50%          --
2009  Lowest contract charge 0.00% Service Class 2    $139.68           --               --           --        32.41%
      Highest contract charge 0.00% Service Class 2   $139.68           --               --           --        32.41%
      All contract charges                                 --           44          $ 6,144         1.42%          --
2008  Lowest contract charge 0.00% Service Class 2    $105.49           --               --           --       (35.94)%
      Highest contract charge 0.00% Service Class 2   $105.49           --               --           --       (35.94)%
      All contract charges                                 --           42          $ 4,470         1.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                                      ACCUMULATION
                                                            UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                         FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                         ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2        $228.62           --               --           --        16.14%
      Highest contract charge 0.90% Service Class 2 (n)   $117.64           --               --           --        15.09%
      All contract charges                                     --          303          $35,455         1.15%          --
2011  Lowest contract charge 0.00% Service Class 2        $196.85           --               --           --        (2.78)%
      Highest contract charge 0.90% Service Class 2 (n)   $102.22           --               --           --        (3.66)%
      All contract charges                                     --          249          $30,837         0.84%          --
2010  Lowest contract charge 0.00% Service Class 2        $202.48           --               --           --        16.93%
      Highest contract charge 0.90% Service Class 2 (n)   $106.10           --               --           --        20.44%
      All contract charges                                     --          270          $46,061         0.93%          --
2009  Lowest contract charge 0.00% Service Class 2        $173.17           --               --           --        35.47%
      Highest contract charge 0.00% Service Class 2       $173.17           --               --           --        35.47%
      All contract charges                                     --          225          $38,820         1.29%          --
2008  Lowest contract charge 0.00% Service Class 2        $127.83           --               --           --       (42.69)%
      Highest contract charge 0.00% Service Class 2       $127.83           --               --           --       (42.69)%
      All contract charges                                     --          205          $26,164         0.81%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2        $186.49           --               --           --        17.05%
      Highest contract charge 0.00% Service Class 2       $186.49           --               --           --        17.05%
      All contract charges                                     --           23          $   981         2.73%          --
2011  Lowest contract charge 0.00% Service Class 2        $159.32           --               --           --         0.66%
      Highest contract charge 0.00% Service Class 2       $159.32           --               --           --         0.66%
      All contract charges                                     --           19          $   915         2.03%          --
2010  Lowest contract charge 0.00% Service Class 2        $158.28           --               --           --        14.92%
      Highest contract charge 0.00% Service Class 2       $158.28           --               --           --        14.92%
      All contract charges                                     --           41          $ 4,712         1.35%          --
2009  Lowest contract charge 0.00% Service Class 2        $137.73           --               --           --        29.89%
      Highest contract charge 0.00% Service Class 2       $137.73           --               --           --        29.89%
      All contract charges                                     --           39          $ 5,368         2.03%          --
2008  Lowest contract charge 0.00% Service Class 2        $106.04           --               --           --       (42.81)%
      Highest contract charge 0.00% Service Class 2       $106.04           --               --           --       (42.81)%
      All contract charges                                     --           43          $ 4,513         2.34%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2        $170.33           --               --           --        18.25%
      Highest contract charge 0.90% Service Class 2 (n)   $122.36           --               --           --        17.18%
      All contract charges                                     --           34          $ 3,223         2.46%          --
2011  Lowest contract charge 0.00% Service Class 2        $144.04           --               --           --         1.36%
      Highest contract charge 0.60% Service Class 2 (n)   $104.95           --               --           --         0.75%
      All contract charges                                     --           19          $ 1,563         1.76%          --
2010  Lowest contract charge 0.00% Service Class 2        $142.11           --               --           --        14.54%
      Highest contract charge 0.90% Service Class 2 (n)   $103.95           --               --           --        18.65%
      All contract charges                                     --           34          $ 4,338         0.40%          --
2009  Lowest contract charge 0.00% Service Class 2        $124.07           --               --           --        27.01%
      Highest contract charge 0.00% Service Class 2       $124.07           --               --           --        27.01%
      All contract charges                                     --           39          $ 4,742         0.90%          --
2008  Lowest contract charge 0.00% Service Class 2        $ 97.68           --               --           --       (41.90)%
      Highest contract charge 0.00% Service Class 2       $ 97.68           --               --           --       (41.90)%
      All contract charges                                     --           30          $ 2,927         1.14%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2        $210.16           --               --           --        13.97%
      Highest contract charge 0.00% Service Class 2       $210.16           --               --           --        13.97%
      All contract charges                                     --           90          $13,379         6.82%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                           UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                        FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO (CONTINUED)
2011  Lowest contract charge 0.00% Service Class 2       $184.40           --               --           --         3.72%
      Highest contract charge 0.00% Service Class 2      $184.40           --               --           --         3.72%
      All contract charges                                    --           63          $ 9,679         3.49%          --
2010  Lowest contract charge 0.00% Service Class 2       $177.79           --               --           --        13.67%
      Highest contract charge 0.00% Service Class 2      $177.79           --               --           --        13.67%
      All contract charges                                    --          126          $20,003         8.19%          --
2009  Lowest contract charge 0.00% Service Class 2       $156.41           --               --           --        43.47%
      Highest contract charge 0.00% Service Class 2      $156.41           --               --           --        43.47%
      All contract charges                                    --          114          $17,838        10.51%          --
2008  Lowest contract charge 0.00% Service Class 2       $109.02           --               --           --       (25.14)%
      Highest contract charge 0.00% Service Class 2      $109.02           --               --           --       (25.14)%
      All contract charges                                    --           60          $ 6,563        10.39%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $159.72           --               --           --         5.61%
      Highest contract charge 0.00% Service Class 2      $159.72           --               --           --         5.61%
      All contract charges                                    --          251          $22,605         3.47%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.24           --               --           --         7.03%
      Highest contract charge 0.00% Service Class 2      $151.24           --               --           --         7.03%
      All contract charges                                    --          105          $12,644         2.54%          --
2010  Lowest contract charge 0.00% Service Class 2       $141.30           --               --           --         7.55%
      Highest contract charge 0.00% Service Class 2      $141.30           --               --           --         7.55%
      All contract charges                                                174          $21,980         3.41%          --
2009  Lowest contract charge 0.00% Service Class 2       $131.38           --               --           --        15.47%
      Highest contract charge 0.00% Service Class 2      $131.38           --               --           --        15.47%
      All contract charges                                    --          154          $19,978         8.38%          --
2008  Lowest contract charge 0.00% Service Class 2       $113.78           --               --           --        (3.46)%
      Highest contract charge 0.00% Service Class 2      $113.78           --               --           --        (3.46)%
      All contract charges                                    --           73          $ 8,340         3.86%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class 2       $304.30           --               --           --        14.56%
      Highest contract charge 0.90% Service Class 2(n)   $112.97           --               --           --        13.53%
      All contract charges                                    --          132          $22,666         0.42%          --
2011  Lowest contract charge 0.00% Service Class 2       $265.62           --               --           --       (10.85)%
      Highest contract charge 0.90% Service Class 2(n)   $ 99.51           --               --           --       (11.65)%
      All contract charges                                    --          149          $27,701         0.02%          --
2010  Lowest contract charge 0.00% Service Class 2       $297.95           --               --           --        28.57%
      Highest contract charge 0.90% Service Class 2(n)   $112.63           --               --           --        24.70%
      All contract charges                                    --          244          $53,100         0.16%          --
2009  Lowest contract charge 0.00% Service Class 2       $231.74           --               --           --        39.76%
      Highest contract charge 0.00% Service Class 2      $231.74           --               --           --        39.76%
      All contract charges                                    --          137          $31,690         0.48%          --
2008  Lowest contract charge 0.00% Service Class 2       $165.82           --               --           --       (39.61)%
      Highest contract charge 0.00% Service Class 2      $165.82           --               --           --       (39.61)%
      All contract charges                                    --          134          $22,273         0.24%          --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2(j)    $100.27           --               --           --         0.01%
      Highest contract charge 0.00% Service Class 2(j)   $100.27           --               --           --         0.01%
      All contract charges                                    --          110          $ 1,969         0.01%          --
2011  Lowest contract charge 0.00% Service Class 2(j)    $100.26           --               --           --         0.01%
      Highest contract charge 0.00% Service Class 2(j)   $100.26           --               --           --         0.01%
      All contract charges                                    --           28          $   756         0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                                     ACCUMULATION
                                                           UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                        FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                        ---------- ----------------- ------------ -------------- ---------
FIDELITY(R) VIP MONEY MARKET PORTFOLIO (CONTINUED)
2010  Lowest contract charge 0.00% Service Class 2(j)    $100.25           --               --           --         0.07%
      Highest contract charge 0.00% Service Class 2(j)   $100.25           --               --           --         0.07%
      All contract charges                                    --           27          $ 1,544         0.03%          --
2009  Lowest contract charge 0.00% Service Class 2(j)    $100.18           --               --           --         0.17%
      Highest contract charge 0.00% Service Class 2(j)   $100.18           --               --           --         0.17%
      All contract charges                                    --          141          $14,014         0.08%          --
FIDELITY(R) VIP VALUE PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $183.08           --               --           --        20.55%
      Highest contract charge 0.00% Service Class 2      $183.08           --               --           --        20.55%
      All contract charges                                    --            5          $   780         1.75%          --
2011  Lowest contract charge 0.00% Service Class 2       $151.87           --               --           --        (2.68)%
      Highest contract charge 0.00% Service Class 2      $151.87           --               --           --        (2.68)%
      All contract charges                                    --            5          $   551         0.61%          --
2010  Lowest contract charge 0.00% Service Class 2       $156.05           --               --           --        17.52%
      Highest contract charge 0.00% Service Class 2      $156.05           --               --           --        17.52%
      All contract charges                                    --           35          $ 5,420         0.80%          --
2009  Lowest contract charge 0.00% Service Class 2       $132.79           --               --           --        42.11%
      Highest contract charge 0.00% Service Class 2      $132.79           --               --           --        42.11%
      All contract charges                                    --           41          $ 5,439         0.77%          --
2008  Lowest contract charge 0.00% Service Class 2       $ 93.44           --               --           --       (46.60)%
      Highest contract charge 0.00% Service Class 2      $ 93.44           --               --           --       (46.60)%
      All contract charges                                    --           32          $ 2,965         0.61%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class 2       $245.95           --               --           --        27.06%
      Highest contract charge 0.00% Service Class 2      $245.95           --               --           --        27.06%
      All contract charges                                    --            3          $   426         0.43%          --
2011  Lowest contract charge 0.00% Service Class 2       $193.57           --               --           --        (9.04)%
      Highest contract charge 0.00% Service Class 2      $193.57           --               --           --        (9.04)%
      All contract charges                                    --            2          $   314         0.63%          --
2010  Lowest contract charge 0.00% Service Class 2       $212.80           --               --           --        26.34%
      Highest contract charge 0.00% Service Class 2      $212.80           --               --           --        26.34%
      All contract charges                                    --           26          $ 5,402         0.22%          --
2009  Lowest contract charge 0.00% Service Class 2       $168.44           --               --           --        57.15%
      Highest contract charge 0.00% Service Class 2      $168.44           --               --           --        57.15%
      All contract charges                                    --           35          $ 5,964         0.42%          --
2008  Lowest contract charge 0.00% Service Class 2       $107.18           --               --           --       (51.28)%
      Highest contract charge 0.00% Service Class 2      $107.18           --               --           --       (51.28)%
      All contract charges                                    --           25          $ 2,697         0.48%          --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)            $128.73           --               --           --        11.96%
      Highest contract charge 0.90% Class 2(n)           $125.63           --               --           --        10.95%
      All contract charges                                    --          254          $32,372         1.61%          --
2011  Lowest contract charge 0.00% Class 2(n)            $114.98           --               --           --         6.00%
      Highest contract charge 0.90% Class 2(n)           $113.23           --               --           --         5.05%
      All contract charges                                    --          171          $19,522         1.42%          --
2010  Lowest contract charge 0.00% Class 2(n)            $108.47           --               --           --        17.18%
      Highest contract charge 0.90% Class 2(n)           $107.79           --               --           --        16.53%
      All contract charges                                    --          161          $17,438         0.01%          --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)            $121.69           --               --           --        18.39%
      Highest contract charge 0.90% Class 2(n)           $118.77           --               --           --        17.33%
      All contract charges                                    --           52          $ 2,522         0.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                          UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                       FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------ -------------- ---------
FRANKLIN SMALL CAP VALUE SECURITIES FUND (CONTINUED)
2011  Lowest contract charge 0.00% Class 2(n)           $102.79           --               --           --        (3.76)%
      Highest contract charge 0.90% Class 2(n)          $101.23           --               --           --        (4.63)%
      All contract charges                                   --           22          $ 1,980         0.74%          --
2010  Lowest contract charge 0.00% Class 2(n)           $106.81           --               --           --        23.02%
      Highest contract charge 0.90% Class 2(n)          $106.14           --               --           --        22.35%
      All contract charges                                   --            6          $   647           --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)           $121.71           --               --           --        12.75%
      Highest contract charge 0.90% Class 2(n)          $118.79           --               --           --        11.74%
      All contract charges                                   --          160          $19,404         6.83%          --
2011  Lowest contract charge 0.00% Class 2(n)           $107.95           --               --           --         2.58%
      Highest contract charge 0.90% Class 2(n)          $106.31           --               --           --         1.65%
      All contract charges                                   --          103          $11,041         9.09%          --
2010  Lowest contract charge 0.00% Class 2(n)           $105.24           --               --           --         8.14%
      Highest contract charge 0.90% Class 2(n)          $104.58           --               --           --         7.54%
      All contract charges                                   --           43          $ 4,514         0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Shares(n)    $119.75           --               --           --        18.19%
      Highest contract charge 0.90% Service Shares(n)   $116.87           --               --           --        17.13%
      All contract charges                                   --           64          $ 7,466         1.17%          --
2011  Lowest contract charge 0.00% Service Shares(n)    $101.32           --               --           --        (6.59)%
      Highest contract charge 0.90% Service Shares(n)   $ 99.78           --               --           --        (7.44)%
      All contract charges                                   --           49          $ 4,946         0.60%          --
2010  Lowest contract charge 0.00% Service Shares(n)    $108.47           --               --           --        23.60%
      Highest contract charge 0.90% Service Shares(n)   $107.80           --               --           --        22.93%
      All contract charges                                   --           34          $ 3,662         1.14%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (O)
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Series II(r)         $109.24           --               --           --        18.37%
      Highest contract charge 0.00% Series II(r)        $109.24           --               --           --        18.37%
      All contract charges                                   --            6          $   400         1.64%          --
2011  Lowest contract charge 0.00% Series II(r)         $ 92.29           --               --           --        (7.89)%
      Highest contract charge 0.00% Series II(r)        $ 92.29           --               --           --        (7.89)%
      All contract charges                                   --            4          $   103           --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)         $133.00           --               --           --        27.85%
      Highest contract charge 0.90% Series II(n)        $129.80           --               --           --        26.70%
      All contract charges                                   --          136          $16,595         0.53%          --
2011  Lowest contract charge 0.00% Series II(n)         $104.03           --               --           --        (6.72)%
      Highest contract charge 0.90% Series II(n)        $102.45           --               --           --        (7.57)%
      All contract charges                                   --           76          $ 7,532         4.49%          --
2010  Lowest contract charge 0.00% Series II(n)         $111.53           --               --           --        24.88%
      Highest contract charge 0.90% Series II(n)        $110.84           --               --           --        24.20%
      All contract charges                                   --           34          $ 3,778         3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)         $118.36           --               --           --        15.26%
      Highest contract charge 0.90% Series II(n)        $115.51           --               --           --        14.22%
      All contract charges                                   --          200          $15,800         1.38%          --
2011  Lowest contract charge 0.00% Series II(n)         $102.69           --               --           --        (6.99)%
      Highest contract charge 0.90% Series II(n)        $101.13           --               --           --        (7.83)%
      All contract charges                                   --          129          $12,157         0.97%          --
2010  Lowest contract charge 0.00% Series II(n)         $110.41           --               --           --        25.38%
      Highest contract charge 0.90% Series II(n)        $109.72           --               --           --        24.70%
      All contract charges                                   --           62          $ 6,575         0.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                         UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                      FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------ -------------- ---------
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)        $108.74           --               --           --        10.62%
      Highest contract charge 0.90% Series II(n)       $106.12           --               --           --         9.62%
      All contract charges                                  --           22          $ 2,311           --           --
2011  Lowest contract charge 0.00% Series II(n)        $ 98.30           --               --           --        (6.51)%
      Highest contract charge 0.90% Series II(n)       $ 96.81           --               --           --        (7.34)%
      All contract charges                                  --           25          $ 2,430         0.12%          --
2010  Lowest contract charge 0.00% Series II(n)        $105.14           --               --           --        16.03%
      Highest contract charge 0.90% Series II(n)       $104.48           --               --           --        15.40%
      All contract charges                                  --            9          $   982         0.19%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Series II(n)        $123.22           --               --           --        13.66%
      Highest contract charge 0.90% Series II(n)       $120.25           --               --           --        12.63%
      All contract charges                                  --           26          $ 2,784           --           --
2011  Lowest contract charge 0.00% Series II(n)        $108.41           --               --           --        (0.99)%
      Highest contract charge 0.90% Series II(n)       $106.77           --               --           --        (1.87)%
      All contract charges                                  --           28          $ 2,701           --           --
2010  Lowest contract charge 0.00% Series II(n)        $109.49           --               --           --        23.63%
      Highest contract charge 0.90% Series II(n)       $108.80           --               --           --        22.96%
      All contract charges                                  --            5          $   374           --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Common Shares(n)    $115.43           --               --           --        13.18%
      Highest contract charge 0.00% Common Shares(n)   $115.43           --               --           --        13.18%
      All contract charges                                  --           13          $   324         0.94%          --
2011  Lowest contract charge 0.00% Common Shares(n)    $101.99           --               --           --        (4.68)%
      Highest contract charge 0.00% Common Shares(n)   $101.99           --               --           --        (4.68)%
      All contract charges                                  --           36          $ 1,525         1.21%          --
2010  Lowest contract charge 0.00% Common Shares(n)    $107.00           --               --           --        23.46%
      Highest contract charge 0.00% Common Shares(n)   $107.00           --               --           --        23.46%
      All contract charges                                  --           19          $ 1,165           --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)    $105.52           --               --           --         1.38%
      Highest contract charge 0.90% Common Shares(n)   $102.98           --               --           --         0.47%
      All contract charges                                  --           84          $ 7,689           --           --
2011  Lowest contract charge 0.00% Common Shares(n)    $104.08           --               --           --        (9.08)%
      Highest contract charge 0.90% Common Shares(n)   $102.50           --               --           --        (9.90)%
      All contract charges                                  --           89          $ 7,655           --           --
2010  Lowest contract charge 0.00% Common Shares(n)    $114.48           --               --           --        38.18%
      Highest contract charge 0.90% Common Shares(n)   $113.76           --               --           --        37.43%
      All contract charges                                  --           19          $ 1,263           --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)    $130.74           --               --           --        13.56%
      Highest contract charge 0.90% Common Shares(n)   $127.60           --               --           --        12.53%
      All contract charges                                  --          153          $14,558           --           --
2011  Lowest contract charge 0.00% Common Shares(n)    $115.13           --               --           --        (0.56)%
      Highest contract charge 0.90% Common Shares(n)   $113.39           --               --           --        (1.45)%
      All contract charges                                  --          101          $10,980         3.11%          --
2010  Lowest contract charge 0.00% Common Shares(n)    $115.78           --               --           --        29.49%
      Highest contract charge 0.90% Common Shares(n)   $115.06           --               --           --        28.79%
      All contract charges                                  --           38          $ 3,775           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                                    ACCUMULATION
                                                          UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                       FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                       ---------- ----------------- ------------ -------------- ---------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Common Shares(n)     $127.45           --               --           --        27.83%
      Highest contract charge 0.00% Common Shares(n)    $127.45           --               --           --        27.83%
      All contract charges                                   --           33          $ 2,665           --           --
2011  Lowest contract charge 0.00% Common Shares(n)     $ 99.70           --               --           --        (5.77)%
      Highest contract charge 0.00% Common Shares(n)    $ 99.70           --               --           --        (5.77)%
      All contract charges                                   --           48          $ 4,353         3.40%          --
2010  Lowest contract charge 0.00% Common Shares(n)     $105.81           --               --           --        18.82%
      Highest contract charge 0.00% Common Shares(n)    $105.81           --               --           --        18.82%
      All contract charges                                   --           37          $ 3,754           --           --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Common Shares(n)     $106.73           --               --           --         5.16%
      Highest contract charge 0.90% Common Shares(n)    $104.16           --               --           --         4.21%
      All contract charges                                   --           40          $ 4,028           --           --
2011  Lowest contract charge 0.00% Common Shares(n)     $101.49           --               --           --       (10.61)%
      Highest contract charge 0.90% Common Shares(n)    $ 99.95           --               --           --       (11.41)%
      All contract charges                                   --           43          $ 4,084         0.84%          --
2010  Lowest contract charge 0.00% Common Shares(n)     $113.53           --               --           --        27.53%
      Highest contract charge 0.90% Common Shares(n)    $112.82           --               --           --        26.83%
      All contract charges                                   --           18          $ 1,854           --           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Shares(n)    $114.08           --               --           --        22.05%
      Highest contract charge 0.90% Service Shares(n)   $111.34           --               --           --        20.96%
      All contract charges                                   --          414          $44,521         1.63%          --
2011  Lowest contract charge 0.00% Service Shares(n)    $ 93.47           --               --           --       (18.04)%
      Highest contract charge 0.90% Service Shares(n)   $ 92.05           --               --           --       (18.77)%
      All contract charges                                   --          359          $32,646         2.12%          --
2010  Lowest contract charge 0.00% Service Shares(n)    $114.04           --               --           --        29.93%
      Highest contract charge 0.90% Service Shares(n)   $113.32           --               --           --        29.22%
      All contract charges                                   --          237          $25,870         2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class(n)     $121.68           --               --           --        15.93%
      Highest contract charge 0.90% Service Class(n)    $118.75           --               --           --        14.89%
      All contract charges                                   --          263          $28,328         1.42%          --
2011  Lowest contract charge 0.00% Service Class(n)     $104.96           --               --           --        (1.78)%
      Highest contract charge 0.90% Service Class(n)    $103.36           --               --           --        (2.67)%
      All contract charges                                   --          240          $23,500         1.11%          --
2010  Lowest contract charge 0.00% Service Class(n)     $106.86           --               --           --        21.59%
      Highest contract charge 0.90% Service Class(n)    $106.19           --               --           --        20.93%
      All contract charges                                   --          210          $21,007           --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Service Class(n)     $123.91           --               --           --        16.69%
      Highest contract charge 0.90% Service Class(n)    $120.93           --               --           --        15.63%
      All contract charges                                   --           12          $ 1,496         0.24%          --
2011  Lowest contract charge 0.00% Service Class(n)     $106.19           --               --           --         0.37%
      Highest contract charge 0.90% Service Class(n)    $104.58           --               --           --        (0.53)%
      All contract charges                                   --            7          $   819         0.52%          --
2010  Lowest contract charge 0.00% Service Class(n)     $105.80           --               --           --        17.98%
      Highest contract charge 0.90% Service Class(n)    $105.14           --               --           --        17.34%
      All contract charges                                   --            5          $   570           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------------------------------
                                                                                   ACCUMULATION
                                                         UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                      FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                      ---------- ----------------- ------------ -------------- ---------
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.80%*
2012  Lowest contract charge 0.00% Service Class(n)    $119.12           --                --          --        18.82%
      Highest contract charge 0.80% Service Class(n)   $116.57           --                --          --        17.88%
      All contract charges                                  --            5          $    647        1.03%          --
2011  Lowest contract charge 0.00% Service Class(n)    $100.25           --                --          --        (2.41)%
      Highest contract charge 0.60% Service Class(n)   $ 99.23           --                --          --        (3.00)%
      All contract charges                                  --            2          $    193        0.80%          --
2010  Lowest contract charge 0.00% Service Class(n)    $102.73           --                --          --        16.59%
      Highest contract charge 0.90% Service Class(n)   $102.09           --                --          --        15.96%
      All contract charges                                  --            1          $     66          --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Service Class(n)    $134.30           --                --          --        13.21%
      Highest contract charge 0.00% Service Class(n)   $134.30           --                --          --        13.21%
      All contract charges                                  --           36          $    909        7.57%          --
2011  Lowest contract charge 0.00% Service Class(n)    $118.63           --                --          --         6.51%
      Highest contract charge 0.00% Service Class(n)   $118.63           --                --          --         6.51%
      All contract charges                                  --           19          $    700        3.74%          --
2010  Lowest contract charge 0.00% Service Class(n)    $111.38           --                --          --        24.51%
      Highest contract charge 0.00% Service Class(n)   $111.38           --                --          --        24.51%
      All contract charges                                  --            1          $    112          --           --
MULTIMANAGER AGGRESSIVE EQUITY (G) (M)
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A             $183.58           --                --          --        14.20%
      Highest contract charge 0.90% Class A            $189.20           --                --          --        13.17%
      All contract charges                                  --          699          $312,057        0.23%          --
2011  Lowest contract charge 0.00% Class A             $160.75           --                --          --        (6.05)%
      Highest contract charge 0.90% Class A            $167.18           --                --          --        (6.89)%
      All contract charges                                  --          764          $303,259        0.15%          --
2010  Lowest contract charge 0.00% Class A             $171.10           --                --          --        17.91%
      Highest contract charge 0.90% Class A            $179.55           --                --          --        16.85%
      All contract charges                                  --          870          $363,738        0.86%
2009  Lowest contract charge 0.00% Class A             $145.11           --                --          --        37.61%
      Highest contract charge 0.90% Class A            $153.66           --                --          --        36.37%
      All contract charges                                  --          901          $331,262        0.39%          --
2008  Lowest contract charge 0.00% Class A             $105.45           --                --          --       (46.54)%
      Highest contract charge 0.90% Class A            $112.68           --                --          --       (47.02)%
      All contract charges                                  --          870          $249,801        0.50%          --
MULTIMANAGER AGGRESSIVE EQUITY (G) (M)
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B             $ 93.54           --                --          --        14.21%
      Highest contract charge 0.60% Class B            $ 86.53           --                --          --        13.51%
      All contract charges                                  --          235          $ 20,720        0.23%          --
2011  Lowest contract charge 0.00% Class B             $ 81.90           --                --          --        (6.28)%
      Highest contract charge 0.60% Class B            $ 76.23           --                --          --        (6.83)%
      All contract charges                                  --          259          $ 20,033        0.15%          --
2010  Lowest contract charge 0.00% Class B             $ 87.39           --                --          --        17.61%
      Highest contract charge 0.90% Class B            $ 78.80           --                --          --        16.56%
      All contract charges                                  --          283          $ 23,448        0.86%          --
2009  Lowest contract charge 0.00% Class B             $ 74.30           --                --          --        37.27%
      Highest contract charge 0.90% Class B            $ 67.61           --                --          --        36.04%
      All contract charges                                  --          261          $ 18,387        0.39%          --
2008  Lowest contract charge 0.00% Class B             $ 54.13           --                --          --       (46.68)%
      Highest contract charge 0.90% Class B            $ 49.70           --                --          --       (47.16)%
      All contract charges                                  --          178          $  9,141        0.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $167.01           --               --           --         5.47%
      Highest contract charge 0.60% Class A   $164.86           --               --           --         4.84%
      All contract charges                         --          159          $24,734         2.06%          --
2011  Lowest contract charge 0.00% Class A    $158.35           --               --           --         6.08%
      Highest contract charge 0.60% Class A   $157.25           --               --           --         5.44%
      All contract charges                         --          170          $25,718         2.61%          --
2010  Lowest contract charge 0.00% Class A    $149.28           --               --           --         6.47%
      Highest contract charge 0.60% Class A   $149.14           --               --           --         5.83%
      All contract charges                         --          187          $26,807         2.84%          --
2009  Lowest contract charge 0.00% Class A    $140.21           --               --           --         8.58%
      Highest contract charge 0.60% Class A   $140.92           --               --           --         7.93%
      All contract charges                         --          184          $24,878         3.64%          --
2008  Lowest contract charge 0.00% Class A    $129.13           --               --           --         2.72%
      Highest contract charge 0.60% Class A   $130.57           --               --           --         2.11%
      All contract charges                         --          162          $20,806         4.96%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $172.07           --               --           --         5.47%
      Highest contract charge 0.90% Class B   $155.78           --               --           --         4.52%
      All contract charges                         --          387          $63,352         2.06%          --
2011  Lowest contract charge 0.00% Class B    $163.14           --               --           --         5.81%
      Highest contract charge 0.90% Class B   $149.04           --               --           --         4.85%
      All contract charges                         --          414          $64,265         2.61%          --
2010  Lowest contract charge 0.00% Class B    $154.18           --               --           --         6.20%
      Highest contract charge 0.90% Class B   $142.14           --               --           --         5.25%
      All contract charges                         --          509          $75,116         2.84%          --
2009  Lowest contract charge 0.00% Class B    $145.18           --               --           --         8.32%
      Highest contract charge 0.90% Class B   $135.05           --               --           --         7.33%
      All contract charges                         --          582          $81,363         3.64%          --
2008  Lowest contract charge 0.00% Class B    $134.03           --               --           --         2.46%
      Highest contract charge 0.90% Class B   $125.82           --               --           --         1.55%
      All contract charges                         --          479          $62,184         4.96%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $199.29           --               --           --        17.74%
      Highest contract charge 0.60% Class A   $140.81           --               --           --        17.03%
      All contract charges                         --           62          $12,073         1.46%          --
2011  Lowest contract charge 0.00% Class A    $169.26           --               --           --       (17.78)%
      Highest contract charge 0.60% Class A   $120.32           --               --           --       (18.27)%
      All contract charges                         --           67          $11,163         1.66%          --
2010  Lowest contract charge 0.00% Class A    $205.86           --               --           --         7.22%
      Highest contract charge 0.60% Class A   $147.22           --               --           --         6.58%
      All contract charges                         --           70          $14,070         2.99%          --
2009  Lowest contract charge 0.00% Class A    $191.99           --               --           --        30.24%
      Highest contract charge 0.60% Class A   $138.13           --               --           --        29.45%
      All contract charges                         --           76          $14,392         1.68%          --
2008  Lowest contract charge 0.00% Class A    $147.41           --               --           --       (47.10)%
      Highest contract charge 0.60% Class A   $106.70           --               --           --       (47.42)%
      All contract charges                         --           76          $11,041         1.63%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $187.08           --               --           --        17.74%
      Highest contract charge 0.90% Class B   $130.68           --               --           --        16.68%
      All contract charges                         --          234          $33,544         1.46%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                               ----------------------------------------------------------------
                                                                            ACCUMULATION
                                                  UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                               FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                               ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2011   Lowest contract charge 0.00% Class B     $ 158.89          --               --           --       (17.98)%
       Highest contract charge 0.90% Class B    $ 112.00          --               --           --       (18.72)%
       All contract charges                           --         229          $27,589         1.66%          --
2010   Lowest contract charge 0.00% Class B     $ 193.73          --               --           --         6.96%
       Highest contract charge 0.90% Class B    $ 137.79          --               --           --         5.99%
       All contract charges                           --         259          $37,993         2.99%          --
2009   Lowest contract charge 0.00% Class B     $ 181.13          --               --           --        29.92%
       Highest contract charge 0.90% Class B    $ 130.00          --               --           --        28.75%
       All contract charges                           --         294          $40,174         1.68%          --
2008   Lowest contract charge 0.00% Class B     $ 139.42          --               --           --       (47.23)%
       Highest contract charge 0.90% Class B    $ 100.97          --               --           --       (47.71)%
       All contract charges                           --         313          $32,917         1.63%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.60%*
2012   Lowest contract charge 0.00% Class A     $ 183.39          --               --           --        14.51%
       Highest contract charge 0.60% Class A    $ 126.96          --               --           --        13.82%
       All contract charges                           --          18          $ 3,343         0.58%          --
2011   Lowest contract charge 0.00% Class A     $ 160.15          --               --           --        (7.12)%
       Highest contract charge 0.60% Class A    $ 111.54          --               --           --        (7.68)%
       All contract charges                           --          20          $ 3,235         0.43%          --
2010   Lowest contract charge 0.00% Class A     $ 172.43          --               --           --        11.82%
       Highest contract charge 0.60% Class A    $ 120.82          --               --           --        11.15%
       All contract charges                           --          21          $ 3,622         0.40%          --
2009   Lowest contract charge 0.00% Class A     $ 154.20          --               --           --        32.84%
       Highest contract charge 0.60% Class A    $ 108.70          --               --           --        32.04%
       All contract charges                           --          23          $ 3,543         1.60%          --
2008   Lowest contract charge 0.00% Class A     $ 116.08          --               --           --       (39.38)%
       Highest contract charge 0.60% Class A    $  82.32          --               --           --       (39.75)%
       All contract charges                           --          23          $ 2,622         0.63%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Class B     $ 163.36          --               --           --        14.50%
       Highest contract charge 0.90% Class B    $ 118.94          --               --           --        13.48%
       All contract charges                           --          33          $ 4,395         0.58%          --
2011   Lowest contract charge 0.00% Class B     $ 142.67          --               --           --        (7.35)%
       Highest contract charge 0.90% Class B    $ 104.81          --               --           --        (8.19)%
       All contract charges                           --          40          $ 4,642         0.43%          --
2010   Lowest contract charge 0.00% Class B     $ 153.99          --               --           --        11.54%
       Highest contract charge 0.90% Class B    $ 114.16          --               --           --        10.54%
       All contract charges                           --          40          $ 5,027         0.40%          --
2009   Lowest contract charge 0.00% Class B     $ 138.05          --               --           --        32.51%
       Highest contract charge 0.90% Class B    $ 103.27          --               --           --        31.32%
       All contract charges                           --          36          $ 3,992         1.60%          --
2008   Lowest contract charge 0.00% Class B     $ 104.18          --               --           --       (39.54)%
       Highest contract charge 0.90% Class B    $  78.64          --               --           --       (40.08)%
       All contract charges                           --          37          $ 3,035         0.63%          --
MULTIMANAGER LARGE CAP VALUE
       Unit Value 0.00% to 0.60%*
2012   Lowest contract charge 0.00% Class A     $ 202.97          --               --           --        15.57%
       Highest contract charge 0.60% Class A    $ 143.93          --               --           --        14.88%
       All contract charges                           --          47          $ 9,269         1.19%          --
2011   Lowest contract charge 0.00% Class A     $ 175.62          --               --           --        (5.29)%
       Highest contract charge 0.60% Class A    $ 125.29          --               --           --        (5.85)%
       All contract charges                           --          53          $ 9,069         1.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.00% Class A    $185.43           --               --           --        13.44%
      Highest contract charge 0.60% Class A   $133.08           --               --           --        12.76%
      All contract charges                         --           60          $10,690         0.93%
2009  Lowest contract charge 0.00% Class A    $163.46           --               --           --        23.16%
      Highest contract charge 0.60% Class A   $118.02           --               --           --        22.43%
      All contract charges                         --           63          $ 9,918         1.92%          --
2008  Lowest contract charge 0.00% Class A    $132.72           --               --           --       (37.29)%
      Highest contract charge 0.60% Class A   $ 96.40           --               --           --       (37.67)%
      All contract charges                         --           63          $ 8,190         1.56%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $183.60           --               --           --        15.57%
      Highest contract charge 0.90% Class B   $136.88           --               --           --        14.52%
      All contract charges                         --          122          $18,373         1.19%          --
2011  Lowest contract charge 0.00% Class B    $158.87           --               --           --        (5.52)%
      Highest contract charge 0.90% Class B   $119.52           --               --           --        (6.37)%
      All contract charges                         --          141          $18,213         1.05%          --
2010  Lowest contract charge 0.00% Class B    $168.15           --               --           --        13.15%
      Highest contract charge 0.90% Class B   $127.65           --               --           --        12.14%
      All contract charges                         --          170          $23,298         0.93%          --
2009  Lowest contract charge 0.00% Class B    $148.60           --               --           --        22.85%
      Highest contract charge 0.90% Class B   $113.84           --               --           --        21.75%
      All contract charges                         --          203          $24,443         1.92%          --
2008  Lowest contract charge 0.00% Class B    $120.96           --               --           --       (37.45)%
      Highest contract charge 0.90% Class B   $ 93.50           --               --           --       (38.01)%
      All contract charges                         --          228          $22,209         1.56%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $247.82           --               --           --        15.45%
      Highest contract charge 0.60% Class A   $141.79           --               --           --        14.76%
      All contract charges                         --           39          $ 9,635           --           --
2011  Lowest contract charge 0.00% Class A    $214.65           --               --           --        (7.65)%
      Highest contract charge 0.60% Class A   $123.55           --               --           --        (8.21)%
      All contract charges                         --           43          $ 9,091           --           --
2010  Lowest contract charge 0.00% Class A    $232.43           --               --           --        27.20%
      Highest contract charge 0.60% Class A   $134.60           --               --           --        26.44%
      All contract charges                         --           47          $10,811           --           --
2009  Lowest contract charge 0.00% Class A    $182.73           --               --           --        42.13%
      Highest contract charge 0.60% Class A   $106.45           --               --           --        41.28%
      All contract charges                         --           52          $ 9,201           --           --
2008  Lowest contract charge 0.00% Class A    $128.57           --               --           --       (43.44)%
      Highest contract charge 0.60% Class A   $ 75.35           --               --           --       (43.78)%
      All contract charges                         --           51          $ 6,494           --           --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $218.86           --               --           --        15.45%
      Highest contract charge 0.90% Class B   $127.92           --               --           --        14.41%
      All contract charges                         --          129          $17,782           --           --
2011  Lowest contract charge 0.00% Class B    $189.57           --               --           --        (7.88)%
      Highest contract charge 0.90% Class B   $111.81           --               --           --        (8.71)%
      All contract charges                         --          133          $16,020           --           --
2010  Lowest contract charge 0.00% Class B    $205.79           --               --           --        26.88%
      Highest contract charge 0.90% Class B   $122.48           --               --           --        25.74%
      All contract charges                         --          153          $19,965           --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2009  Lowest contract charge 0.00% Class B    $162.19           --                --          --        41.78%
      Highest contract charge 0.90% Class B   $ 97.40           --                --          --        40.49%
      All contract charges                         --          167          $ 17,174          --           --
2008  Lowest contract charge 0.00% Class B    $114.40           --                --          --       (43.58)%
      Highest contract charge 0.90% Class B   $ 69.33           --                --          --       (44.08)%
      All contract charges                         --          180          $ 13,058          --           --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $261.60           --                --          --        14.82%
      Highest contract charge 0.60% Class A   $162.58           --                --          --        14.13%
      All contract charges                         --           52          $ 10,487        0.37%          --
2011  Lowest contract charge 0.00% Class A    $227.83           --                --          --       (13.11)%
      Highest contract charge 0.60% Class A   $142.45           --                --          --       (13.63)%
      All contract charges                         --           52          $  9,552        0.06%          --
2010  Lowest contract charge 0.00% Class A    $262.21           --                --          --        25.23%
      Highest contract charge 0.60% Class A   $164.93           --                --          --        24.48%
      All contract charges                         --           54          $ 11,972        0.80%          --
2009  Lowest contract charge 0.00% Class A    $209.39           --                --          --        44.72%
      Highest contract charge 0.60% Class A   $132.50           --                --          --        43.86%
      All contract charges                         --           51          $  9,941        3.12%          --
2008  Lowest contract charge 0.00% Class A    $144.68           --                --          --       (35.81)%
      Highest contract charge 0.60% Class A   $ 92.10           --                --          --       (36.20)%
      All contract charges                         --           51          $  7,026        0.49%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $171.37           --                --          --        14.82%
      Highest contract charge 0.90% Class B   $155.14           --                --          --        13.78%
      All contract charges                         --          211          $ 34,090        0.37%          --
2011  Lowest contract charge 0.00% Class B    $149.25           --                --          --       (13.33)%
      Highest contract charge 0.90% Class B   $136.35           --                --          --       (14.11)%
      All contract charges                         --          238          $ 33,687        0.06%          --
2010  Lowest contract charge 0.00% Class B    $172.21           --                --          --        24.91%
      Highest contract charge 0.90% Class B   $158.75           --                --          --        23.79%
      All contract charges                         --          291          $ 47,906        0.80%          --
2009  Lowest contract charge 0.00% Class B    $137.87           --                --          --        44.36%
      Highest contract charge 0.90% Class B   $128.24           --                --          --        43.06%
      All contract charges                         --          317          $ 42,070        3.12%          --
2008  Lowest contract charge 0.00% Class B    $ 95.50           --                --          --       (35.97)%
      Highest contract charge 0.90% Class B   $ 89.64           --                --          --       (36.55)%
      All contract charges                         --          331          $ 30,500        0.49%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class A    $226.26           --                --          --         5.33%
      Highest contract charge 0.90% Class A   $229.40           --                --          --         4.38%
      All contract charges                         --          317          $ 91,216        2.25%          --
2011  Lowest contract charge 0.00% Class A    $214.82           --                --          --         5.33%
      Highest contract charge 0.90% Class A   $219.78           --                --          --         4.39%
      All contract charges                         --          335          $ 94,119        2.13%          --
2010  Lowest contract charge 0.00% Class A    $203.94           --                --          --         6.89%
      Highest contract charge 0.90% Class A   $210.54           --                --          --         5.93%
      All contract charges                         --          413          $108,715        2.75%          --
2009  Lowest contract charge 0.00% Class A    $190.79           --                --          --         9.92%
      Highest contract charge 0.90% Class A   $198.75           --                --          --         8.93%
      All contract charges                         --          464          $115,385        4.64%          --
2008  Lowest contract charge 0.00% Class A    $173.57           --                --          --       (23.31)%
      Highest contract charge 0.90% Class A   $182.46           --                --          --       (24.00)%
      All contract charges                         --          503          $116,460        9.53%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                                          ACCUMULATION
                                                UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                             FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                             ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class B    $136.68           --               --           --         5.32%
      Highest contract charge 0.60% Class B   $108.72           --               --           --         4.69%
      All contract charges                         --          153          $17,509         2.25%          --
2011  Lowest contract charge 0.00% Class B    $129.77           --               --           --         5.08%
      Highest contract charge 0.60% Class B   $103.85           --               --           --         4.45%
      All contract charges                         --          160          $17,351         3.87%          --
2010  Lowest contract charge 0.00% Class B    $123.50           --               --           --         6.63%
      Highest contract charge 0.90% Class B   $ 95.76           --               --           --         5.67%
      All contract charges                         --          171          $17,687         2.75%          --
2009  Lowest contract charge 0.00% Class B    $115.82           --               --           --         9.65%
      Highest contract charge 0.90% Class B   $ 90.62           --               --           --         8.66%
      All contract charges                         --          171          $16,486         4.64%          --
2008  Lowest contract charge 0.00% Class B    $105.63           --               --           --       (23.51)%
      Highest contract charge 0.90% Class B   $ 83.40           --               --           --       (24.19)%
      All contract charges                         --          187          $16,482         9.53%          --
MUTLIMANAGER SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $131.78           --               --           --        11.38%
      Highest contract charge 0.90% Class B   $ 85.41           --               --           --        10.38%
      All contract charges                         --           69          $ 7,825           --           --
2011  Lowest contract charge 0.00% Class B    $118.32           --               --           --       (15.68)%
      Highest contract charge 0.90% Class B   $ 77.38           --               --           --       (16.45)%
      All contract charges                         --           68          $ 7,065           --           --
2010  Lowest contract charge 0.00% Class B    $140.33           --               --           --        27.65%
      Highest contract charge 0.90% Class B   $ 92.61           --               --           --        26.51%
      All contract charges                         --           70          $ 8,519           --           --
2009  Lowest contract charge 0.00% Class B    $109.93           --               --           --        34.54%
      Highest contract charge 0.90% Class B   $ 73.21           --               --           --        33.32%
      All contract charges                         --           69          $ 6,549           --           --
2008  Lowest contract charge 0.00% Class B    $ 81.71           --               --           --       (42.11)%
      Highest contract charge 0.90% Class B   $ 54.91           --               --           --       (42.63)%
      All contract charges                         --           48          $ 3,506           --           --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A    $205.33           --               --           --        16.77%
      Highest contract charge 0.60% Class A   $194.22           --               --           --        16.07%
      All contract charges                         --           61          $12,385         0.59%          --
2011  Lowest contract charge 0.00% Class A    $175.84           --               --           --        (8.79)%
      Highest contract charge 0.60% Class A   $167.33           --               --           --        (9.34)%
      All contract charges                         --           65          $11,397         0.16%          --
2010  Lowest contract charge 0.00% Class A    $192.78           --               --           --        24.82%
      Highest contract charge 0.60% Class A   $184.56           --               --           --        24.07%
      All contract charges                         --           70          $13,507         0.26%          --
2009  Lowest contract charge 0.00% Class A    $154.45           --               --           --        26.73%
      Highest contract charge 0.60% Class A   $148.76           --               --           --        25.97%
      All contract charges                         --           74          $11,427         1.14%          --
2008  Lowest contract charge 0.00% Class A    $121.87           --               --           --       (37.71)%
      Highest contract charge 0.60% Class A   $118.09           --               --           --       (38.08)%
      All contract charges                         --           73          $ 8,899         0.31%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B    $215.42           --               --           --        16.77%
      Highest contract charge 0.90% Class B   $190.46           --               --           --        15.72%
      All contract charges                         --           73          $14,727         0.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2011  Lowest contract charge 0.00% Class B        $184.48           --               --           --        (9.02)%
      Highest contract charge 0.90% Class B       $164.59           --               --           --        (9.83)%
      All contract charges                             --           80          $13,785         0.16%          --
2010  Lowest contract charge 0.00% Class B        $202.76           --               --           --        24.50%
      Highest contract charge 0.90% Class B       $182.54           --               --           --        23.39%
      All contract charges                             --           94          $17,887         0.26%          --
2009  Lowest contract charge 0.00% Class B        $162.86           --               --           --        26.42%
      Highest contract charge 0.90% Class B       $147.95           --               --           --        25.28%
      All contract charges                             --          108          $16,637         1.14%          --
2008  Lowest contract charge 0.00% Class B        $128.82           --               --           --       (37.86)%
      Highest contract charge 0.90% Class B       $118.09           --               --           --       (38.43)%
      All contract charges                             --          125          $15,267         0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2012  Lowest contract charge 0.00% Class A        $285.13           --               --           --        13.43%
      Highest contract charge 0.60% Class A       $149.27           --               --           --        12.74%
      All contract charges                             --           47          $12,141           --           --
2011  Lowest contract charge 0.00% Class A        $251.38           --               --           --        (4.58)%
      Highest contract charge 0.60% Class A       $132.40           --               --           --        (5.14)%
      All contract charges                             --           51          $12,242           --           --
2010  Lowest contract charge 0.00% Class A        $263.44           --               --           --        18.00%
      Highest contract charge 0.60% Class A       $139.58           --               --           --        17.29%
      All contract charges                             --           51          $12,775           --           --
2009  Lowest contract charge 0.00% Class A        $223.26           --               --           --        58.84%
      Highest contract charge 0.60% Class A       $119.01           --               --           --        57.88%
      All contract charges                             --           55          $11,948           --           --
2008  Lowest contract charge 0.00% Class A        $140.56           --               --           --       (46.96)%
      Highest contract charge 0.60% Class A       $ 75.38           --               --           --       (47.28)%
      All contract charges                             --           51          $ 6,987           --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class B        $231.80           --               --           --        13.43%
      Highest contract charge 0.90% Class B       $129.35           --               --           --        12.40%
      All contract charges                             --          403          $57,987           --           --
2011  Lowest contract charge 0.00% Class B        $204.36           --               --           --        (4.82)%
      Highest contract charge 0.90% Class B       $115.08           --               --           --        (5.67)%
      All contract charges                             --          465          $59,503           --           --
2010  Lowest contract charge 0.00% Class B        $214.70           --               --           --        17.70%
      Highest contract charge 0.90% Class B       $122.00           --               --           --        16.65%
      All contract charges                             --          502          $68,052           --           --
2009  Lowest contract charge 0.00% Class B        $182.41           --               --           --        58.44%
      Highest contract charge 0.90% Class B       $104.59           --               --           --        57.02%
      All contract charges                             --          577          $68,071           --           --
2008  Lowest contract charge 0.00% Class B        $115.13           --               --           --       (47.08)%
      Highest contract charge 0.90% Class B       $ 66.61           --               --           --       (47.56)%
      All contract charges                             --          551          $40,530           --           --
MUTUAL SHARES SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $116.44           --               --           --        14.24%
      Highest contract charge 0.90% Class 2 (n)   $113.64           --               --           --        13.21%
      All contract charges                             --           91          $ 8,442         2.20%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $101.93           --               --           --        (1.04)%
      Highest contract charge 0.90% Class 2 (n)   $100.38           --               --           --        (1.93)%
      All contract charges                             --           83          $ 8,046         2.49%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                                            ACCUMULATION
                                                                 UNIT     UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                              FAIR VALUE       (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                              ----------  ----------------- ------------ -------------- ---------
MUTUAL SHARES SECURITIES FUND (CONTINUED)
2010   Lowest contract charge 0.00% Class 2(n)                 $103.00            --               --           --        13.77%
       Highest contract charge 0.90% Class 2(n)                $102.36            --               --           --        13.15%
       All contract charges                                         --            73          $ 7,154         0.60%          --
NATURAL RESOURCES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2012   Lowest contract charge 0.00% Class II(a)                $ 78.73            --               --           --        (2.92)%
       Lowest contract charge 0.00% Class II(a)                $ 78.73            --               --           --        (2.92)%
       All contract charges                                         --           175          $13,286           --           --
2011   Lowest contract charge 0.00% Class II(a)                $ 81.10            --               --           --       (19.34)%
       Lowest contract charge 0.00% Class II(a)                $ 81.10            --               --           --       (19.34)%
       All contract charges                                         --           302          $24,330           --           --
2010   Lowest contract charge 0.00% Class II(a)                $100.55            --               --           --        27.48%
       Lowest contract charge 0.00% Class II(a)                $100.55            --               --           --        27.48%
       All contract charges                                         --           383          $38,117         0.07%          --
2009   Lowest contract charge 0.00% Class II(a)                $ 78.88            --               --           --        76.42%
       Lowest contract charge 0.00% Class II(a)                $ 78.88            --               --           --        76.42%
       All contract charges                                         --           367          $28,942         0.28%          --
2008   Lowest contract charge 0.00% Class II(a)                $ 44.71            --               --           --       (55.29)%
       Lowest contract charge 0.00% Class II(a)                $ 44.71            --               --           --       (55.29)%
       All contract charges                                         --           255          $11,418         0.22%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $120.72            --               --           --         5.12%
       Highest contract charge 0.90% Advisor Share Class(n)    $117.82            --               --           --         4.18%
       All contract charges                                         --            88          $10,567         2.47%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $114.84            --               --           --        (7.54)%
       Highest contract charge 0.90% Advisor Share Class(n)    $113.09            --               --           --        (8.38)%
       All contract charges                                         --            69          $ 7,846        14.44%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $124.21            --               --           --        35.40%
       Highest contract charge 0.90% Advisor Share Class(n)    $123.43            --               --           --        34.68%
       All contract charges                                         --            24          $ 2,992         9.67%          --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $127.44            --               --           --         8.65%
       Highest contract charge 0.90% Advisor Share Class(n)    $124.37            --               --           --         7.67%
       All contract charges                                         --           366          $40,719         0.92%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $117.29            --               --           --        11.57%
       Highest contract charge 0.90% Advisor Share Class(n)    $115.51            --               --           --        10.57%
       All contract charges                                         --           263          $26,875         1.76%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $105.13            --               --           --         3.84%
       Highest contract charge 0.90% Advisor Share Class(n)    $104.47            --               --           --         3.27%
       All contract charges                                         --           116          $ 9,350         2.45%          --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
       Unit Value 0.00% to 0.90%*
2012   Lowest contract charge 0.00% Advisor Share Class(n)     $118.59            --               --           --         9.49%
       Highest contract charge 0.90% Advisor Share Class(n)    $115.74            --               --           --         8.51%
       All contract charges                                         --           816          $70,878         2.48%          --
2011   Lowest contract charge 0.00% Advisor Share Class(n)     $108.31            --               --           --         3.51%
       Highest contract charge 0.90% Advisor Share Class(n)    $106.66            --               --           --         2.58%
       All contract charges                                         --           532          $54,786         2.54%          --
2010   Lowest contract charge 0.00% Advisor Share Class(n)     $104.64            --               --           --         3.97%
       Highest contract charge 0.90% Advisor Share Class(n)    $103.98            --               --           --         3.40%
       All contract charges                                         --           367          $37,174         6.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class II(n)    $118.74           --               --           --        16.92%
      Highest contract charge 0.90% Class II(n)   $115.89           --               --           --        15.87%
      All contract charges                             --          111          $13,048         1.98%          --
2011  Lowest contract charge 0.00% Class II(n)    $101.56           --               --           --        (1.01)%
      Highest contract charge 0.90% Class II(n)   $100.02           --               --           --        (1.90)%
      All contract charges                             --           93          $ 9,413         1.61%          --
2010  Lowest contract charge 0.00% Class II(n)    $102.60           --               --           --        16.44%
      Highest contract charge 0.90% Class II(n)   $101.96           --               --           --        15.80%
      All contract charges                             --           52          $ 5,337         1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class II(n)    $154.03           --               --           --        31.00%
      Highest contract charge 0.00% Class II(n)   $154.03           --               --           --        31.00%
      All contract charges                             --           22          $ 2,484           --           --
2011  Lowest contract charge 0.00% Class II(n)    $117.58           --               --           --        10.38%
      Highest contract charge 0.00% Class II(n)   $117.58           --               --           --        10.38%
      All contract charges                             --           23          $ 2,213           --           --
2010  Lowest contract charge 0.00% Class II(n)    $106.52           --               --           --        18.99%
      Highest contract charge 0.00% Class II(n)   $106.52           --               --           --        18.99%
      All contract charges                             --            7          $   769           --           --
TARGET 2015 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(a)     $116.39           --               --           --        10.86%
      Lowest contract charge 0.00% Class B(a)     $116.39           --               --           --        10.86%
      All contract charges                             --            7          $   661         0.31%          --
2011  Lowest contract charge 0.00% Class B(a)     $104.99           --               --           --        (2.81)%
      Lowest contract charge 0.00% Class B(a)     $104.99           --               --           --        (2.81)%
      All contract charges                             --           30          $ 3,123         1.52%          --
2010  Lowest contract charge 0.00% Class B(a)     $108.03           --               --           --        10.73%
      Lowest contract charge 0.00% Class B(a)     $108.03           --               --           --        10.73%
      All contract charges                             --           58          $ 6,259         2.22%          --
2009  Lowest contract charge 0.00% Class B(a)     $ 97.56           --               --           --        20.30%
      Lowest contract charge 0.00% Class B(a)     $ 97.56           --               --           --        20.30%
      All contract charges                             --           37          $ 3,250         6.33%          --
2008  Lowest contract charge 0.00% Class B(a)     $ 81.10           --               --           --       (28.29)%
      Lowest contract charge 0.00% Class B(a)     $ 81.10           --               --           --       (28.29)%
      All contract charges                             --           11          $   878        13.10%          --
TARGET 2025 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B(a)     $114.50           --               --           --        12.85%
      Lowest contract charge 0.00% Class B(a)     $114.50           --               --           --        12.85%
      All contract charges                             --           23          $ 1,025         0.27%          --
2011  Lowest contract charge 0.00% Class B(a)     $101.46           --               --           --        (3.91)%
      Lowest contract charge 0.00% Class B(a)     $101.46           --               --           --        (3.91)%
      All contract charges                             --           55          $ 5,145         1.44%          --
2010  Lowest contract charge 0.00% Class B(a)     $105.59           --               --           --        11.94%
      Lowest contract charge 0.00% Class B(a)     $105.59           --               --           --        11.94%
      All contract charges                             --           71          $ 7,295         3.51%          --
2009  Lowest contract charge 0.00% Class B(a)     $ 94.32           --               --           --        23.20%
      Lowest contract charge 0.00% Class B(a)     $ 94.32           --               --           --        23.20%
      All contract charges                             --           18          $ 1,631         5.94%          --
2008  Lowest contract charge 0.00% Class B(a)     $ 76.56           --               --           --       (32.44)%
      Lowest contract charge 0.00% Class B(a)     $ 76.56           --               --           --       (32.44)%
      All contract charges                             --            9          $   658        19.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                              ACCUMULATION
                                                    UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                 FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                 ---------- ----------------- ------------ -------------- ---------
TARGET 2035 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (a)    $113.37           --               --           --        14.11%
      Lowest contract charge 0.00% Class B (a)    $113.37           --               --           --        14.11%
      All contract charges                             --            8          $   263         0.06%          --
2011  Lowest contract charge 0.00% Class B (a)    $ 99.35           --               --           --        (4.64)%
      Lowest contract charge 0.00% Class B (a)    $ 99.35           --               --           --        (4.64)%
      All contract charges                             --           76          $ 7,180         1.43%          --
2010  Lowest contract charge 0.00% Class B (a)    $104.18           --               --           --        12.73%
      Lowest contract charge 0.00% Class B (a)    $104.18           --               --           --        12.73%
      All contract charges                             --           65          $ 6,616         3.41%          --
2009  Lowest contract charge 0.00% Class B (a)    $ 92.42           --               --           --        25.56%
      Lowest contract charge 0.00% Class B (a)    $ 92.42           --               --           --        25.56%
      All contract charges                             --           14          $ 1,281         6.51%          --
2008  Lowest contract charge 0.00% Class B (a)    $ 73.61           --               --           --       (35.40)%
      Lowest contract charge 0.00% Class B (a)    $ 73.61           --               --           --       (35.40)%
      All contract charges                             --            1          $    97         8.24%          --
TARGET 2045 ALLOCATION
      Unit Value 0.00% to 0.00%*
2012  Lowest contract charge 0.00% Class B (a)    $111.22           --               --           --        15.43%
      Lowest contract charge 0.00% Class B (a)    $111.22           --               --           --        15.43%
      All contract charges                             --            9          $   349         0.41%          --
2011  Lowest contract charge 0.00% Class B (a)    $ 96.35           --               --           --        (5.53)%
      Lowest contract charge 0.00% Class B (a)    $ 96.35           --               --           --        (5.53)%
      All contract charges                             --           16          $ 1,148         1.10%          --
2010  Lowest contract charge 0.00% Class B (a)    $101.99           --               --           --        13.28%
      Lowest contract charge 0.00% Class B (a)    $101.99           --               --           --        13.28%
      All contract charges                             --           14          $ 1,246         3.51%          --
2009  Lowest contract charge 0.00% Class B (a)    $ 90.03           --               --           --        27.76%
      Lowest contract charge 0.00% Class B (a)    $ 90.03           --               --           --        27.76%
      All contract charges                             --            3          $   153         3.68%          --
2008  Lowest contract charge 0.00% Class B (a)    $ 70.47           --               --           --       (38.66)%
      Lowest contract charge 0.00% Class B (a)    $ 70.47           --               --           --       (38.66)%
      All contract charges                             --           --          $     8           --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $108.20           --               --           --        13.16%
      Highest contract charge 0.90% Class 2 (n)   $105.60           --               --           --        12.14%
      All contract charges                             --           91          $ 9,640         1.42%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $ 95.62           --               --           --       (15.85)%
      Highest contract charge 0.90% Class 2 (n)   $ 94.17           --               --           --       (16.61)%
      All contract charges                             --           79          $ 7,494         1.03%          --
2010  Lowest contract charge 0.00% Class 2 (n)    $113.63           --               --           --        34.35%
      Highest contract charge 0.90% Class 2 (n)   $112.93           --               --           --        33.61%
      All contract charges                             --           38          $ 4,357         0.10%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2 (n)    $119.95           --               --           --        15.06%
      Highest contract charge 0.90% Class 2 (n)   $117.07           --               --           --        14.03%
      All contract charges                             --          627          $71,476         6.27%          --
2011  Lowest contract charge 0.00% Class 2 (n)    $104.25           --               --           --        (0.87)%
      Highest contract charge 0.90% Class 2 (n)   $102.67           --               --           --        (1.76)%
      All contract charges                             --          558          $56,997         5.42%          --
2010  Lowest contract charge 0.00% Class 2 (n)    $105.16           --               --           --        11.61%
      Highest contract charge 0.90% Class 2 (n)   $104.51           --               --           --        11.00%
      All contract charges                             --          165          $17,145         0.05%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                                                       ACCUMULATION
                                                             UNIT    UNITS OUTSTANDING  UNIT VALUE    INVESTMENT     TOTAL
                                                          FAIR VALUE      (000'S)        (000'S)    INCOME RATIO** RETURN***
                                                          ---------- ----------------- ------------ -------------- ---------
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class 2(n)              $117.56           --               --           --        21.07%
      Highest contract charge 0.90% Class 2(n)             $114.73           --               --           --        19.97%
      All contract charges                                      --           11          $ 1,364         2.11%          --
2011  Lowest contract charge 0.00% Class 2(n)              $ 97.10           --               --           --        (6.97)%
      Highest contract charge 0.90% Class 2(n)             $ 95.63           --               --           --        (7.81)%
      All contract charges                                      --           10          $ 1,008         1.34%          --
2010  Lowest contract charge 0.00% Class 2(n)              $104.38           --               --           --        19.84%
      Highest contract charge 0.90% Class 2(n)             $103.73           --               --           --        19.19%
      All contract charges                                      --            3          $   326           --           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.00% to 0.90%*
2012  Lowest contract charge 0.00% Class S(n)              $100.63           --               --           --         3.10%
      Highest contract charge 0.90% Class S(n)             $ 98.21           --               --           --         2.18%
      All contract charges                                      --          118          $11,742         0.65%          --
2011  Lowest contract charge 0.00% Class S(n)              $ 97.60           --               --           --       (16.69)%
      Highest contract charge 0.90% Class S(n)             $ 96.11           --               --           --       (17.45)%
      All contract charges                                      --          102          $ 9,923         0.63%          --
2010  Lowest contract charge 0.00% Class S(n)              $117.15           --               --           --        42.78%
      Highest contract charge 0.90% Class S(n)             $116.42           --               --           --        41.99%
      All contract charges                                      --           35          $ 4,065           --           --
VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX PORTFOLIO
      Unit Value 0.60% to 0.60%*
2012  Lowest contract charge 0.60% Investor Share Class    $142.42           --               --           --        15.16%
      Highest contract charge 0.60% Investor Share Class   $142.42           --               --           --        15.16%
      All contract charges                                      --           33          $ 4,681         1.76%          --
2011  Lowest contract charge 0.60% Investor Share Class    $123.67           --               --           --         1.32%
      Highest contract charge 0.60% Investor Share Class   $123.67           --               --           --         1.32%
      All contract charges                                      --           29          $ 3,537         1.67%          --
2010  Lowest contract charge 0.60% Investor Share Class    $122.06           --               --           --        14.22%
      Highest contract charge 0.60% Investor Share Class   $122.06           --               --           --        14.22%
      All contract charges                                      --           51          $ 6,230         1.98%          --
2009  Lowest contract charge 0.60% Investor Share Class    $106.86           --               --           --        25.68%
      Highest contract charge 0.60% Investor Share Class   $106.86           --               --           --        25.68%
      All contract charges                                      --           48          $ 5,109         2.63%          --
2008  Lowest contract charge 0.60% Investor Share Class    $ 85.02           --               --           --       (37.31)%
      Highest contract charge 0.60% Investor Share Class   $ 85.02           --               --           --       (37.31)%
      All contract charges                                      --           48          $ 4,107         5.70%          --

  (a)Units were made available for sale on May 1, 2008.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (d)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (f)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (g)Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
  (h)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (i)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (j)Units were made available for sale on May 1, 2009.
  (k)Units were made available for sale on September 11, 2009.
  (l)Units were made available for sale on September 18, 2009.
  (m)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund merger on September 17, 2010.
  (n)Units were made available for sale on May 24, 2010.
  (o)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (p)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (q)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (r)Units were made available on May 2, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

Appendix A

--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

DIRECTORS



-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America
AXA                                    (since July 2004); Director of AXA
25, Avenue Matignon                    Equitable (since September 1993);
75008 Paris, France                    Chairman of the Board of AXA Financial
                                       (since April 1998); Vice Chairman
                                       (February 1996 to April 1998). Chairman
                                       and Chief Executive Officer of AXA
                                       since April 2010; prior thereto,
                                       Chairman of the Management Board (May
                                       2000 to April 2010) and Chief Executive
                                       Officer of AXA (January 2000 to May
                                       2002); Vice Chairman of AXA's
                                       Management Board (January 2000 to May
                                       2001). Director or officer of various
                                       subsidiaries and affiliates of the AXA
                                       Group. Director of AllianceBernstein
                                       Corporation, the general partner of
                                       AllianceBernstein Holding and
                                       AllianceBernstein. Director, Nestle
                                       S.A. since April 2012. A former
                                       Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November
                                       2000).
-------------------------------------------------------------------------------

Denis Duverne                          Director, MONY Life and MONY America
AXA                                    (since July 2004); Director of AXA
25, Avenue Matignon                    Equitable (since February 1998). Member
75008 Paris, France                    of AXA's Board of Directors and Deputy
                                       Chief Executive Officer (since April
                                       2010); prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Former Director
                                       of DLJ (February 1997 to November 2000).
-------------------------------------------------------------------------------

Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable, MONY Life and MONY America
70 South Fifth Street                  since May 2011. Since April 2010, Mr.
Park Ridge, NJ 07656                   de Oliveira has been a member of AXA's
                                       Board of Directors, where he serves on
                                       the Finance Committee (Chair) and Audit
                                       Committee, and from April 2009 to May
                                       2010, he was a member AXA's Supervisory
                                       Board. He is currently the Managing
                                       Director of the consulting firm
                                       Investment Audit Practice, LLC, based
                                       in New York, NY. From 2002 and 2006,
                                       Mr. de Oliveira was an adjunct
                                       professor of Finance at Columbia
                                       University. Prior thereto, starting in
                                       1977, he spent 24 years at JP Morgan &
                                       Co. where he was Chairman and Chief
                                       Executive Officer of JP Morgan
                                       Investment Management and was also a
                                       member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently a member of the Board of
                                       Directors of Investment Audit Practice,
                                       LLC, the Kauffman Foundation, Fonds de
                                       Dotation du Louvre, Tattinger-Kobrand,
                                       Quilvest SA and The Red Cross.
                                       Previously he was a Director of JP
                                       Morgan Suisse, American Century
                                       Company, Inc., SunGard Data Systems and
                                       The Hartford Insurance Company.
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------
Andrew J. McMahon                      Director (since May 2011) and President (since
                                       January 2011), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior
                                       Executive Vice President and President, Financial
                                       Protection and Wealth Management (January 2010 to
                                       January 2011); Executive Vice President
                                       (September 2005 to January 2010); Senior Vice
                                       President (March 2005 to September 2005).
                                       Director (since May 2011), Senior Executive Vice
                                       President (since February 2011) and President,
                                       Financial Protection and Wealth Management (May
                                       2010 to January 2011), AXA Financial, Inc.; prior
                                       thereto, President [on an interim basis] (January
                                       2011 to February 2011). Director (since May 2011)
                                       and President (since January 2011), MONY Life and
                                       MONY America; prior thereto, Senior Executive
                                       Vice President and President, Financial
                                       Protection and Wealth Management (May 2010 to
                                       January 2011); Executive Vice President
                                       (September 2005 to May 2010); Director (since
                                       February 2008), Financial Marketing Agency, Inc.
                                       Director and Chief Financial Protection & Wealth
                                       Management Officer (since March 2010), AXA
                                       Distributors, LLC. Director (since March 2010)
                                       and Member of the Audit Committee (since June
                                       2010), U.S. Financial Life Insurance Company.
                                       Director (since February 2007), Chief Financial
                                       Protection & Wealth Management Officer (since
                                       March 2010), AXA Advisors, LLC. Director (since
                                       December 2005) and Chairman of the Board (since
                                       July 2007), AXA Network, LLC.
-----------------------------------------------------------------------------------------

Danny L. Hale                          Director of AXA Financial, AXA Equitable, MONY
900 20th Avenue South, Unit 1411       Life and MONY America since May 2010. From
Nashville, TN 37212                    January 2003 to March 2008, served as Senior Vice
                                       President and Chief Financial Officer of The
                                       Allstate Corporation. Prior to joining The
                                       Allstate Corporation in January 2003, Executive
                                       Vice President and Chief Financial Officer of the
                                       Promus Hotel Corporation until its acquisition by
                                       the Hilton Hotels Group in 1999. Executive Vice
                                       President and Chief Financial Officer of USF&G
                                       Corporation from 1993 to 1998.
-----------------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA Equitable, MONY
764 Lynnmore Lane                      Life and MONY America since May 2010. Executive
Naples, FL 34108                       Vice President and Chief Financial Officer of
                                       Lincoln Financial Group (1995 to May 2005); prior
                                       thereto, Chief Financial Officer (June 1992 to
                                       1995); Senior Vice President and Chief Financial
                                       Officer of Employee Benefits Division (July 1990
                                       to 1995). Member of the Board of Directors of
                                       MBIA Inc, serving on the Audit Committee (Chair),
                                       Compensation and Governance Committee and
                                       Executive Committee.
-----------------------------------------------------------------------------------------

Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December
AXA UK plc                             1995). Director of AXA Equitable, MONY Life and
5 Old Broad Street                     MONY America (since May 2006). Non-executive
London, England EC2N 1AD               Chairman of AXA UK plc (since 1997). Prior
                                       thereto, Chief Executive Officer (1978 to October
                                       2002) and Director (March 1978 to December 2004)
                                       of Fox-Pitt, Kelton Group Limited. Currently,
                                       Chairman of the Remuneration and Nomination
                                       Committee of AXA UK plc; Member of AXA's Board of
                                       Directors since April 2010 and is currently
                                       Chairman of AXA's Audit Committee and a Member of
                                       AXA's Compensation and Human Resources Committee;
                                       prior thereto, Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of
                                       the Compensation Committee of AXA (1997 to April
                                       2010); Former Director of Binley Limited (1994 to
                                       2009); Director of TAWA plc (since 2004); Former
                                       Member of the Board of Governors of Club de Golf
                                       Valderrama (2006 to 2011).
-----------------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA Equitable, MONY
113 Waterford Circle                   Life and MONY America since May 2012. From 2006
Berwyn, PA 19312                       to December 2011, Ms. Fallon-Walsh served as Head
                                       of Institutional Retirement Plan Services at The
                                       Vanguard Group, Inc. ("Vanguard"). Ms.
                                       Fallon-Walsh joined Vanguard in 1995 and prior to
                                       becoming the Head of Institutional Retirement
                                       Plan Services, Ms. Fallon-Walsh served in several
                                       executive positions. Prior to joining Vanguard,
                                       Ms. Fallon-Walsh served as Executive Vice
                                       President, Bay Area Region and LA Gold Coast
                                       Region at Bank of America Corporation from 1992
                                       to 1995. From 1981 to 1992, Ms. Fallon-Walsh held
                                       several management positions at Security Pacific
                                       Corporation, which was acquired by Bank of
                                       America in 1992.
-----------------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA Equitable, MONY
Affinity Health Plans                  Life and MONY America since May 2012. Since
2500 Halsey Street #2                  November 2012, Mr. Scott has served as President
Bronx, NY 10461                        and Chief Executive Officer of Affinity Health
                                       Plans. From June 2010 to December 2011, Mr. Scott
                                       served as President, U.S. Commercial of CIGNA
                                       Corporation. Prior thereto, he served as
                                       Executive Vice President of TIAA-CREF from 2000
                                       to June 2010 and as President and Chief Executive
                                       Officer of TIAA-CREF Life Insurance Company from
                                       2000 to 2007. Since 2002, a member of the Board
                                       of Directors of Becton, Dickinson and Company,
                                       and serves on the Audit Committee and
                                       Compensation and Benefits Committee.
-----------------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable,
The New York Community Trust           MONY Life and MONY America (since September
909 Third Avenue                       2006). President of The New York Community Trust
New York, NY 10022                     (since 1990). Prior thereto, Executive Vice
                                       President of The New York Community Trust (1987
                                       to 1990). Director and Chairperson of Corporate
                                       Governance Committee and Member of Executive and
                                       Compensation Committees of AllianceBernstein
                                       Corporation (since July 2002); Former Director
                                       and Chairman of the Board of BoardSource,
                                       Co-Chairperson of Panel on the Nonprofit Sector,
                                       Trustee of The New School University. Former
                                       Chairman of the Board of Governors of the Milano
                                       School of Management & Urban Policy (The New
                                       School).
-----------------------------------------------------------------------------------------

Peter S. Kraus                         Director of AXA Financial, Inc., AXA Equitable,
AllianceBernstein Corporation          MONY Life and MONY America (since February 2009).
1345 Avenue of the Americas            Director, Chairman of the Board and Chief
New York, NY 10105                     Executive Officer of AllianceBernstein
                                       Corporation (since December 2008). Prior thereto,
                                       Executive Vice President of Merrill Lynch & Co.
                                       (September 2008 to December 2008). Prior thereto,
                                       Co-Head, Investment Management Division of
                                       Goldman Sachs Group, Inc. (March 1986 to March
                                       2008); also held the following positions: Co-Head
                                       of the Financial Institutions Group Tokyo
                                       (1990-1996). Currently, Director of Keewaydin
                                       Camp; Chairman of the Investment Committee of
                                       Trinity College; Chairman of the Board of
                                       California Institute of the Arts; and Co-Chair of
                                       Friends of the Carnegie International.
-----------------------------------------------------------------------------------------


OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY
                                       America. Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President
                                       (since January 2011), AXA America
                                       Holdings, Inc. Director (since February
                                       2011), AllianceBernstein Corporation.
-------------------------------------------------------------------------------


OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc., MONY
                                       Life and MONY America. Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Senior Executive Vice President,
                                       Head of Human Resources, UniCredit
                                       Group (2005 to February 2011). Vice
                                       President, Human Resources, General
                                       Electric (2001 to 2004). Former
                                       Director, MONY Assets Corp. (March 2011
                                       to December 2011).
-------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Director and Chief Accounting
                                       Officer (since December 2012), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to September
                                       2011); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President and Chief
                                       Accounting Officer, AXA Financial, MONY
                                       Life and MONY America (since September
                                       2011).
-------------------------------------------------------------------------------

Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Vice President and Deputy General
                                       Counsel of AXA Financial, Inc.
                                       (September 2008 to present). Senior
                                       Vice President and Deputy General
                                       Counsel of MONY Life, MONY America and
                                       MONY Financial Services, Inc. (July
                                       2004 to present). Senior Vice President
                                       (since August 2008) and General Counsel
                                       (since December 2010) of AXA Equitable
                                       Life and Annuity Company. Prior
                                       thereto, Senior Vice President and
                                       Deputy General Counsel (August 2008 to
                                       December 2010).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY Life and MONY America
                                       (since June 2005). Vice President,
                                       Secretary and Associate General Counsel
                                       (since June 2005), AXA Financial, Inc.
                                       Vice President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation.
-------------------------------------------------------------------------------

Charles A. Marino                      Executive Director and Chief Actuary
                                       (since December 2012); prior thereto,
                                       Executive Vice President (September
                                       2006 to December 2012) and Chief
                                       Actuary (since September 2005), AXA
                                       Equitable and AXA Equitable Financial
                                       Services, LLC, prior thereto, Senior
                                       Vice President (September 2000 to
                                       September 2006), Actuary (May 1998 to
                                       September 2005), Vice President (May
                                       1998 to September 2000), Assistant Vice
                                       President (October 1991 to May 1998);
                                       Executive Vice President (since
                                       September 2006) and Chief Actuary
                                       (since September 2005), MONY Life and
                                       MONY America, prior thereto, Senior
                                       Vice President (July 2004 to September
                                       2006); Executive Vice President (since
                                       September 2006) and Chief Actuary
                                       (since September 2005), prior thereto,
                                       Senior Vice President (September 2000
                                       to September 2006), Actuary (September
                                       1999 to September 2005). Director and
                                       Vice President (since December 2003),
                                       AXA Financial (Bermuda) Ltd. Director
                                       (since December 2006), President, Chief
                                       Executive Officer and Chief Financial
                                       Officer (since March 2010), AXA
                                       Equitable Life and Annuity Company;
                                       prior thereto, Senior Vice President
                                       and Appointed Actuary (May 2007 to
                                       March 2010). Director (since May 2007),
                                       President (since January 2008), Chief
                                       Executive Officer and Chief Financial
                                       Officer (since March 2010), U.S.
                                       Financial Life Insurance Company; prior
                                       thereto, Senior Vice President
                                       (December 2004 to January 2008) and
                                       Chief Actuary (August 2006 to January
                                       2008). Senior Vice President and
                                       Actuary (since April 2004). Director
                                       (since May 2007), Financial Marketing
                                       Agency, Inc.
-------------------------------------------------------------------------------

Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY Life and MONY
                                       America. Managing Director, Chief
                                       Compliance Officer and Deputy General
                                       Counsel (since December 2012); prior
                                       thereto, Senior Vice President
                                       (February 2005 to December 2012), Chief
                                       Compliance Officer (February 2005 to
                                       present), and Deputy General Counsel
                                       (February 2010 to present) AXA
                                       Equitable and AXA Equitable Financial
                                       Services, LLC, prior thereto, Senior
                                       Vice President, Chief Compliance
                                       Officer and Associate General Counsel
                                       (February 2005 to February 2010), AXA
                                       Equitable and AXA Equitable Financial
                                       Services, LLC, Vice President, Deputy
                                       General and Chief Litigation Counsel
                                       (2000 to February 2005) of The MONY
                                       Group; prior thereto, Vice President
                                       and Chief Litigation Counsel (1990 to
                                       2000).
-------------------------------------------------------------------------------

Mary Fernald                           Lead Director (since December 2012),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Vice President and Chief
                                       Underwriting Officer (September 2008 to
                                       December 2012). Senior Vice President
                                       and Chief Underwriting Officer, MONY
                                       Life and MONY America (September 2008
                                       to present). Senior Vice President and
                                       Chief Underwriter, Scottish Re (2000 to
                                       September 2008).
-------------------------------------------------------------------------------

Nicholas B. Lane                       Senior Executive Director and
                                       President, Retirement Savings (since
                                       December 2012), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Senior Executive Vice
                                       President (February 2011) and
                                       President, Retirement Savings (February
                                       2011 to present). Senior Executive Vice
                                       President and President, Retirement
                                       Savings, MONY Life and MONY America
                                       (since February 2011). Director and
                                       Member of the Audit Committee (since
                                       February 2011), U.S. Financial Life
                                       Insurance Company and AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Advisors, LLC.
                                       Director (since November 2008) and
                                       Member of the Audit Committee, AXA
                                       Corporate Solutions Life Reinsurance
                                       Company. Director, Chairman of the
                                       Board, President, Chief Executive
                                       Officer and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Distributors, LLC. Head of Global
                                       Strategy & Business Support and
                                       Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Robert O. (Bucky) Wright               Senior Executive Director and Head of
                                       Wealth Management, AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (since December 2012); prior
                                       thereto, Executive Vice President (July
                                       2010 to December 2012). Executive Vice
                                       President, MONY Life and MONY America
                                       (since July 2010). Director (since July
                                       2010), President (October 2012 to
                                       January 2013) and Chief Sales Officer
                                       (September 2009 to February 2013), AXA
                                       Advisors, LLC. Director (since February
                                       2012), Executive Vice President (since
                                       April 2011) and Chief Sales Officer
                                       (since April 2010), AXA Network, LLC.
                                       Director (July 2010 to May 2012), MONY
                                       Brokerage, Inc. Director (July 2004 to
                                       May 2012) and Chairman of the Board
                                       (August 2004 to May 2012), MONY
                                       Securities Corporation. Senior Vice
                                       President and Chief Agency Officer and
                                       various positions (1976 to July 2004),
                                       MONY Life.
-------------------------------------------------------------------------------

Amy J. Radin                           Senior Executive Director and Chief
                                       Marketing Officer, AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (since December 2012); prior
                                       thereto, Senior Executive Vice
                                       President and Chief Marketing Officer
                                       (February 2012 to December 2012), AXA
                                       Equitable Financial Services, LLC, and
                                       AXA Equitable. Executive Vice President
                                       and Chief Marketing Officer (since
                                       February 2012), AXA Financial, Inc.,
                                       MONY Life and MONY America. Executive
                                       Vice President and Chief Innovation
                                       Officer, E*TRADE (September 2010 to
                                       January 2012); Senior Vice President
                                       and Chief Marketing Officer, Reader's
                                       Digest Association (June 2009 to May
                                       2010); Executive Vice President,
                                       Citigroup (June 2000 to February 2009);
                                       Executive Vice President and Chief
                                       Marketing Officer, Dime Bancorp. (July
                                       1998 to May 2000); Vice President,
                                       American Express (October 1985 to July
                                       1998).
-------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc., MONY Life
                                       and MONY America. Senior Executive
                                       Director and Chief Financial Officer,
                                       AXA Equitable (since December 2012);
                                       prior thereto, Senior Executive Vice
                                       President and Chief Financial Officer
                                       (June 2012 to December 2012). Director,
                                       Senior Executive Director and Chief
                                       Financial Officer (since June 2012),
                                       AXA Equitable Financial Services, LLC.
                                       Prior to joining AXA Equitable, Mr.
                                       Malmstrom was a member of the Executive
                                       Board and served as the Head of the
                                       Life Business at AXA Winterthur. Prior
                                       to joining AXA Winterthur in January
                                       2009, Mr. Malmstrom was a Senior Vice
                                       President at Swiss Life, where he was
                                       also a member of the Management
                                       Committee. Mr. Malmstrom joined Swiss
                                       Life in 1997, and held several
                                       positions of increasing responsibility
                                       during his tenure. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company. Director
                                       and Chairman (since July 2012),
                                       Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       and Chairman of the Board; Member of
                                       the Audit Committee (Chairman) (since
                                       July 2012), U.S. Financial Life
                                       Insurance Company.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Executive Vice President and Treasurer
                                       (since September 2012), AXA Financial,
                                       MONY Life and MONY America. Senior
                                       Executive Director and Treasurer (since
                                       December 2012), AXA Equitable; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to December
                                       2012), Senior Vice President, Head of
                                       Derivatives (September 2009 to
                                       September 2012). Director, Executive
                                       Vice President and Treasurer and Member
                                       of the Audit Committee (since September
                                       2012), AXA Equitable Life and Annuity
                                       Company. Director, Executive Vice
                                       President and Treasurer and Member of
                                       the Audit Committee (since September
                                       2012), U.S. Financial Life Insurance
                                       Company. Director, President, Chief
                                       Executive Officer and Chief Investment
                                       Officer and Chairman of the Audit
                                       Committee (since September 2012), AXA
                                       Corporate Solutions Life Reinsurance
                                       Company. Director and Chairman (since
                                       September 2012), Equitable Casualty
                                       Insurance Company. Director, President
                                       and Chief Executive Officer (since
                                       September 2012), AXA RE Arizona
                                       Company. Executive Vice President and
                                       Treasurer (since September 2012), AXA
                                       America Holdings, Inc. Director,
                                       President and Chief Financial Officer
                                       (since September 2012), AXA
                                       Distribution Holding Corporation.
                                       Director, President and Treasurer
                                       (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Prior to joining
                                       AXA Equitable, Executive Vice
                                       President, Global Head of Derivatives
                                       at AEGON USA, LLC (May 2003 to
                                       September 2009).
-------------------------------------------------------------------------------

Michael B. Healy                       Executive Director (since December
                                       2012) (Executive Vice President from
                                       May 2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       AXA Equitable; prior thereto, Senior
                                       Vice President and Chief Information
                                       Officer (11/10 - 05/11); Senior Vice
                                       President (09/09 - 11/10).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       MONY Life and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (11/10 -
                                       05/11); Senior Vice President (09/09 -
                                       11/10). Prior to joining AXA Equitable,
                                       Senior Vice President, Program Office at
                                       Marsh & McLennan Companies Inc. (April
                                       2003 to August 2009).
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------



The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby in-corporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/

-------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
-------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1,
1997 through May 1, 2002; and
October 18, 1999, as previously
supplemented on May 1, 1998 through
May 1, 2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements), May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1,
2005; June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (3
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013                        IL Protector(R) Policies

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013                        Incentive Life Plus(R) Policies


November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013       Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  APPENDIX B

----------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies);                               Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company

VARIABLE LIFE INSURANCE POLICIES


..   INCENTIVE LIFE PLUS                         .   INCENTIVE LIFE LEGACY(R)
..   INCENTIVE LIFE(R) 2000                      .   INCENTIVE LIFE LEGACY(R) II
..   CHAMPION 2000                               .   SURVIVORSHIP INCENTIVE LIFE/SM/ LEGACY
..   INCENTIVE LIFE(R)                           .   INCENTIVE LIFE OPTIMIZER(R)
..   INCENTIVE LIFE(R) '02                       .   INCENTIVE LIFE OPTIMIZER(R) II
..   INCENTIVE LIFE(R) '06



PROSPECTUS SUPPLEMENT DATED MAY 1, 2013

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus. This supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2013, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through
September 30, 2013), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2013, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.



                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104


   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.


 Incentive Life(R), Incentive Life Optimizer(R) and Incentive Life Legacy(R),
                               are issued by and
     are registered service marks of AXA Equitable Life Insurance Company.

                        Survivorship Incentive Life/SM/
          is a service mark of AXA Equitable Life Insurance Company.



EVM (5/13)                                                              (5/13)
IF/NB                                                                  #417141

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances. including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

The Prospectus of Equitable Variable dated May 1, 1994, previously filed with this Registration Statement, File No. 333-17669, on April 28, 1998.

The Supplement (in-force) dated May 1, 2013 consisting of 239 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17669 on December 11,1996.

The signatures.

Written Consent of the following:

Consent of PricewaterhouseCoopers LLP (see exhibit 6).

Opinion and consent of counsel (see exhibit 2(a)(i))

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

     1-A(1)(a)(i)    Certified resolutions re Authority to Market Variable Life
                     Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No.333-17669 on December 11, 1996.

     1-A(2)          Inapplicable.

     1-A(3)(a)       See Exhibit 1-A(8).

     1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement,
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(3)(c)       See Exhibit 1-A(8)(i).

     1-A(4)          Inapplicable.

     1-A(5)(a)(i)    Flexible Premium Life Insurance Policy (85-300),
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(5)(a)(ii)   Flexible Premium Life Insurance Policy (88-300),
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(5)(b)       Name Change Endorsement (S97-1), previously filed with
                     this Registration Statement File No. 333-17669 on December
                     11, 1996.

     1-A(5)(c)       Accidental Death Benefit Rider (R85-401), including state
                     variation, previously filed with this Registration
                     Statement File No. 333-17669 on December 11, 1996.

     1-A(5)(d)       Term Insurance Rider (R85-403), including state variation, previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(5)(e)       Children's Term Insurance Rider (R85-404), including state variations, previously filed with this Registration
                     Statement File No. 333-17669 on December 11, 1996.

     1-A(5)(f)       Exchange Privilege Rider (R85-405), including state
                     variations, previously filed with this Registration
                     Statement File No. 333-17669 on December 11, 1996.

     1-A(5)(g)       Limitation on Amount of Insurance Rider (85-406),
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(5)(h)       Disability Rider - Waiver of Monthly Deductions, including state variations (R85-408), previously filed with this Registration Statement File No. 333-17669 on December 11,
                     1996.

     1-A(5)(i)       Universal Life Exchange Program Riders, previously filed
                     with this Registration Statement File No. 333-17669 on
                     December 11, 1996.

     1-A(5)(j)       Pro Rata Surrender Charge Endorsement (S.87-289),
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(5)(k)       Premium Tax Endorsement (S.88-294), previously filed with
                     this Registration Statement File No. 333-17669 on December
                     11, 1996.

     1-A(5)(l)       Monthly Cost of Insurance Endorsement (S.88-295,
                     Non-Smoker, Standard Risk), previously filed with this Registration Statement File No. 333-17669 on December 11,
                     1996.

     1-A(5)(m)       Asset Allocation Endorsement (S.89-301), previously filed
                     with this Registration Statement File No. 333-17669 on
                     December 11, 1996.

     1-A(5)(n)       Guaranteed Interest Division Transfer Endorsement
                     (S.89-303) and Guaranteed Interest Division Transfer Rider
                     (R.89-303) for use with Policy No. 85-300 (Investment
                     Options Rider), previously filed with this Registration
                     Statement File No. 333-17669 on December 11, 1996.

     1-A(5)(o)       Accelerated Death Benefit Rider, previously filed with
                     this Registration Statement File No. 333-17669 on
                     December 11, 1996.

     1-A(5)(p)       Free Look Rider, previously filed with this Registration
                     Statement File No. 333-17669 on December 11, 1996.

     1-A(6)(a)(i)    Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4, (File No. 333-05593), filed on
                     April 24, 2012.

     1-A(6)(b)(i)    By-Laws of AXA Equitable, as amended September 7, 2004,
                     incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

     1-A(7)          Inapplicable.

     1-A(8) Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities, Inc. (now AXA Advisors,
                     LLC), Equitable and Equitable Variable previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

     1-A(8)(i)       Schedule of Commissions, previously filed with this
                     Registration Statement File No. 333-17669 on December 11,
                     1996.

     1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with
                     and into Equitable dated September 19, 1996, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

     1-A(9)(b)       Amended and Restated Participation Agreement dated July
                     15, 2002 among EQ Advisors Trust, AXA Equitable Life
                     Insurance Company ("AXA Equitable"), AXA Distributors and
                     AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A
                     (File No. 333-17217 and 811-07953), filed on February 7,
                     2003.

     1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 10, 2004.

     1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on October 15, 2004.

     1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

     1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 7, 2005.

     1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                     and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 5, 2006.

     1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 2, 2007.

     1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

     1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

     1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 13, 2009.

     1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended
                     and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on March 16, 2009.

     1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 15, 2009.

     1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

     1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

     1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors and AXA Advisors dated
                     July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on August 17, 2011.

     1-A(9)(b)(xvi)  Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

     1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                     Premier VIP Trust Registration Statement (File No.
                     333-70754) on Form N-1A filed on December 10, 2001.

     1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                     Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

     1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                     Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

     1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

     1-A(9)(d)       Participation Agreement by and Among AIM Variable
                     Insurance Funds, A I M Distributors, Inc., AXA Equitable
                     Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA
                     Distributors, LLC , dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4

                     (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA
                     Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors,
                     LLC incorporated herein by reference to Registration
                     Statement on Form N-4 (File No. 2-30070) filed on April
                     24, 2012.

     1-A(9)(e)       Participation Agreement dated October 15, 2009 among AXA
                     Equitable Life Insurance Company, American Century
                     Investment Management, Inc., and American Century
                     Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
                     No. 333-153809) filed on July 8, 2011.

     1-A(9)(f)       Amended and Restated Participation Agreement dated April
                     16, 2010 among Variable Insurance Products Funds, Fidelity
                     Distributors Corporation, and AXA Equitable Life Insurance
                     Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

     1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                     Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors, LLC, and AXA
                     Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors LLC and AXA Distributors
                     LLC incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-130988) filed on
                     April 24, 2012.

     1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                     AXA Equitable Life Insurance Company, Goldman Sachs
                     Variable Insurance Trust, Goldman Sachs Asset Management,
                     L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                     AXA Equitable Life Insurance Company, Ivy Funds Variable
                     Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                     AXA Equitable Life Insurance Company, Lazard Retirement
                     Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(k)       Participation Agreement among MFS Variable Insurance
                     Trust, Equitable Life Assurance Society of the United
                     States, and Massachusetts Financial Service Company, dated
                     July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                     Inc., T.Rowe Price Investment Services, Inc. and AXA
                     Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust and PIMCO Funds
                     Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form
                     N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(m)(i)    Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust, and PIMCO Funds
                     Distributions LLC (collectively, the "Parties") adding AXA
                     Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

     1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                     Trust, Van Eck Securities Corporation, Van Eck Associates
                     Corporation and MONY Life Insurance Company, dated
                     August 7, 2000, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

     1-A(9)(n)(i)    Amendment No. 1, dated October 13, 2009, to the
                     Participation Agreement, (the "Agreement") dated August 7,
                     2000 by and among MONY Life Insurance Company, Van Eck
                     Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the
                     "Parties") adding AXA Equitable Insurance Company as a
                     Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                     333-178750) filed on December 23, 2011.

     1-A(9)(o)       Participation and Service Agreement among AXA Equitable
                     Life Insurance Company and American Funds Distributors,
                     Inc., American Funds Service Company, Capital Research and
                     Management Company and the American Funds Insurance Series
                     (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

     1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

     1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable
                     Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-127445) filed on
                     August 11, 2005.

     1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors
                     LLC incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

     1-A(10)(a)      Distribution Agreement for services by AXA Network, LLC
                     and its subsidiaries to The Equitable Life Assurance
                     Society of the United States dated January 1, 2000 previously filed with the Registration Statement, (File
                     No. 333-17669), on April 19, 2001.

     1-A(10)(b)      Transition Agreement dated January 1, 2000 for services by
                     AXA Network LLC and its subsidiaries to The Equitable Life
                     Assurance Society of the United States previously filed with this Registration Statement (File No. 2-30070) on
                     April 19, 2001.

     1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

     1-A(10)(c)(i)   First Amendment, dated as of January 1, 2003, to General
                     Agent Sales Agreement dated January 1, 2000 between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004, to General
                     Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

     1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

     1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

     1-A(9)(c)(v)    Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

     1-A(9)(c)(vi)   Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

     1-A(9)(c)(vii)  Seventh Amendment dated as of February 15, 2008, to

                     General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

     1-A(9)(c)(viii) Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

     1-A(9)(c)(ix)   Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The
                     Equitable Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form N-4
                     (File No. 333-05593) filed on April 24, 2012.

Other Exhibits:

     1-A(10)(a)      Application EV4-200T, previously filed with this
                     Registration Statement File No. 333-17669 on December 11,
                     1996.

     1-A(10)(b)      The Universal Life Exchange Program Application,
                     previously filed with this Registration Statement File No.
                     333-17669 on December 11, 1996.

     1-A(10(c)       Form of Application for Life Insurance (Form AMIGV-2005),
                     incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

     1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

     2 Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

     3               Inapplicable.

     4               Inapplicable.

     6               Consent of PricewaterhouseCoopers LLP, filed herewith.

     7               Powers of Attorney, filed herewith.

     8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with this Registration Statement File No. 333-17669 on December 11, 1996.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 25th day of April, 2013.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                 INSURANCE COMPANY
                                 (REGISTRANT)

                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Dodie Kent
                                     -----------------------------------------
                                     Dodie Kent
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Dodie Kent
         -----------------------------
         Dodie Kent,
         Attorney-in-Fact
         Pursuant to Power of Attorney
         April 25, 2013

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 25th day of April, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                Peter S. Kraus     Lorie A. Slutsky
Barbara Fallon-Walsh        Andrew J. McMahon  Richard C. Vaughan
Danny L. Hale               Bertram Scott

*By:  /s/ Dodie Kent
      -------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                        TAG VALUE
-----------                                        ---------

2           Opinion and Consent of Dodie Kent      EX-99.2

6           Consent of PricewaterhouseCoopers LLP  EX-99.6

7           Powers of Attorney                     EX-99.7